                                  UNITED STATES
                       SECURITIES AND EXCHANGE COMMISSION
                             Washington, D.C. 20549

                                   FORM N-CSR

                   CERTIFIED SHAREHOLDER REPORT OF REGISTERED
                         MANAGEMENT INVESTMENT COMPANIES

                  Investment Company Act File Number 811-10321

                        RIVERSOURCE MANAGERS SERIES, INC.
               (Exact name of registrant as specified in charter)

         50606 Ameriprise Financial Center, Minneapolis, Minnesota 55474
               (Address of principal executive offices) (Zip code)

   Scott R. Plummer - 5228 Ameriprise Financial Center, Minneapolis, MN 55474
                     (Name and address of agent for service)

Registrant's telephone number, including area code: (612) 671-1947

Date of fiscal year end: 5/31

Date of reporting period: 11/30

Semiannual Report

                                                  (RIVERSOURCE INVESTMENTS LOGO)

RIVERSOURCE
PARTNERS AGGRESSIVE GROWTH FUND

SEMIANNUAL REPORT FOR
THE PERIOD ENDED
NOVEMBER 30, 2009


RIVERSOURCE PARTNERS AGGRESSIVE GROWTH FUND SEEKS TO
PROVIDE SHAREHOLDERS WITH LONG-TERM GROWTH OF
CAPITAL.

                                                    (SINGLE STRATEGY FUNDS ICON)

TABLE OF CONTENTS --------------------------------------------------------------


Your Fund at a Glance..............    2

Fund Expenses Example..............    7

Portfolio of Investments...........    9

Statement of Assets and
  Liabilities......................   16

Statement of Operations............   18

Statements of Changes in Net
  Assets...........................   20

Financial Highlights...............   22

Notes to Financial Statements......   30

Proxy Voting.......................   46



 At the Special Meeting of Shareholders scheduled to be held on March 10, 2010, shareholders who owned shares of RiverSource Partners Aggressive Growth Fund (the Fund) on January 15, 2010 will vote on the merger of the Fund into RiverSource Mid Cap Growth Fund, a fund whose investment objective is growth of capital. If approved, the merger is anticipated to take place before the end of the second quarter of 2010.



--------------------------------------------------------------------------------
        RIVERSOURCE PARTNERS AGGRESSIVE GROWTH FUND -- 2009 SEMIANNUAL REPORT  1

YOUR FUND AT A GLANCE ----------------------------------------------------------
(UNAUDITED)

FUND SUMMARY
--------------------------------------------------------------------------------

> RiverSource Partners Aggressive Growth Fund (the Fund) Class A shares gained
  14.36% (excluding sales charges) for the six-month period ended Nov. 30, 2009.

> The Fund underperformed its benchmark, the Russell Midcap(R) Growth Index, which rose 18.69% during the same six-month period.

> The Fund also underperformed its peer group, as represented by the Lipper Mid-
  Cap Growth Funds Index, which increased 19.44% during the same period.

ANNUALIZED TOTAL RETURNS (for period ended Nov. 30, 2009)
--------------------------------------------------------------------------------


                                                                    SINCE
                                                                  INCEPTION
                            6 MONTHS*   1 YEAR  3 YEARS  5 YEARS   4/24/03
---------------------------------------------------------------------------
RiverSource Partners
  Aggressive Growth Fund
  Class A (excluding sales
  charge)                    +14.36%   +24.41%   -5.84%   +0.56%    +6.55%
---------------------------------------------------------------------------
Russell Midcap(R) Growth
  Index(1) (unmanaged)       +18.69%   +42.83%   -5.38%   +2.13%    +7.94%
---------------------------------------------------------------------------
Lipper Mid-Cap Growth
  Funds Index(2)             +19.44%   +39.73%   -2.82%   +3.19%    +7.80%
---------------------------------------------------------------------------



*   Not annualized.

The performance information shown represents past performance and is not a guarantee of future results. The investment return and principal value of your investment will fluctuate so that your shares, when redeemed, may be worth more or less than their original cost. Current performance may be lower or higher than the performance information shown. You may obtain performance information current to the most recent month-end by contacting your financial intermediary, visiting riversource.com/funds or calling 1(800) 221-2450.

The 5.75% sales charge applicable to Class A shares of the Fund is not reflected in the table above. If reflected, returns would be lower than those shown. The performance of other classes may vary from that shown because of differences in fees and expenses. The Fund's returns reflect the effect of fee waivers/expense reimbursements, if any. Without such waivers/reimbursements, the Fund's returns would be lower. See the Average Annual Total Returns table for performance of other share classes of the Fund.


--------------------------------------------------------------------------------
2  RIVERSOURCE PARTNERS AGGRESSIVE GROWTH FUND -- 2009 SEMIANNUAL REPORT

--------------------------------------------------------------------------------


The indices do not reflect the effects of sales charges, expenses (excluding Lipper) and taxes. It is not possible to invest directly in an index.

(1) The Russell Midcap(R) Growth Index, an unmanaged index, measures the performance of those stocks in the Russell Midcap Index with higher price-to-book ratios and higher forecasted growth values. The stocks in the index are also members of the Russell 1000(R) Growth Index. The index reflects reinvestment of all distributions and changes in market prices.
(2) The Lipper Mid-Cap Growth Funds Index includes the 30 largest mid-cap growth funds tracked by Lipper Inc. The index's returns include net reinvested dividends. The Fund's performance is currently measured against this index for purposes of determining the performance incentive adjustment.


--------------------------------------------------------------------------------
        RIVERSOURCE PARTNERS AGGRESSIVE GROWTH FUND -- 2009 SEMIANNUAL REPORT  3

YOUR FUND AT A GLANCE (continued) ----------------------------------------------


AVERAGE ANNUAL TOTAL RETURNS
--------------------------------------------------------------------------------

AT NOV. 30, 2009
                                                                    SINCE
Without sales charge        6 MONTHS*   1 YEAR  3 YEARS  5 YEARS  INCEPTION
Class A (inception
  4/24/03)                   +14.36%   +24.41%   -5.84%   +0.56%    +6.55%
---------------------------------------------------------------------------
Class B (inception
  4/24/03)                   +13.85%   +23.65%   -6.53%   -0.20%    +5.74%
---------------------------------------------------------------------------
Class C (inception
  4/24/03)                   +14.02%   +23.65%   -6.53%   -0.20%    +5.74%
---------------------------------------------------------------------------
Class I (inception
  3/4/04)                    +14.70%   +25.21%   -5.38%   +0.96%    +1.13%
---------------------------------------------------------------------------
Class R2 (inception
  12/11/06)                  +14.22%   +24.06%     N/A      N/A     -6.65%
---------------------------------------------------------------------------
Class R3 (inception
  12/11/06)                  +14.24%   +24.20%     N/A      N/A     -6.33%
---------------------------------------------------------------------------
Class R4 (inception
  4/24/03)                   +14.47%   +24.81%   -5.54%   +0.83%    +6.81%
---------------------------------------------------------------------------
Class R5 (inception
  12/11/06)                  +14.61%   +24.95%     N/A      N/A     -5.98%
---------------------------------------------------------------------------

With sales charge
Class A (inception
  4/24/03)                    +7.78%   +17.26%   -7.68%   -0.62%    +5.60%
---------------------------------------------------------------------------
Class B (inception
  4/24/03)                    +8.85%   +18.65%   -7.45%   -0.58%    +5.74%
---------------------------------------------------------------------------
Class C (inception
  4/24/03)                   +13.02%   +22.65%   -6.53%   -0.20%    +5.74%
---------------------------------------------------------------------------



Class A share performance reflects the maximum initial sales charge of 5.75%. Class B share performance reflects a contingent deferred sales charge (CDSC) applied as follows: first year 5%; second year 4%; third and fourth years 3%; fifth year 2%; sixth year 1%; no sales charge thereafter. Class C shares may be subject to a 1% CDSC if shares are sold within one year after purchase. Sales charges do not apply to Class I, Class R2, Class R3, Class R4 and Class R5 shares. Class I, Class R2, Class R3, Class R4 and Class R5 are available to qualifying institutional investors only.

* Not annualized.


--------------------------------------------------------------------------------
4  RIVERSOURCE PARTNERS AGGRESSIVE GROWTH FUND -- 2009 SEMIANNUAL REPORT

--------------------------------------------------------------------------------


STYLE MATRIX
--------------------------------------------------------------------------------



         STYLE
VALUE    BLEND   GROWTH
                          LARGE
                    X     MEDIUM   SIZE
                          SMALL



Shading within the style matrix approximates areas in which the Fund is designed to generally invest.

The style matrix can be a valuable tool for constructing and monitoring your portfolio. It provides a frame of reference for distinguishing the types of stocks or bonds owned by a mutual fund, and may serve as a guideline for helping you build a portfolio.

Investment products, including shares of mutual funds, are not federally or FDIC-insured, are not deposits or obligations of, or guaranteed by any financial institution, and involve investment risks including possible loss of principal and fluctuation in value.

Investments in mid-capitalization companies often involve greater risks and potential volatility than investments in larger, more established companies.


--------------------------------------------------------------------------------
        RIVERSOURCE PARTNERS AGGRESSIVE GROWTH FUND -- 2009 SEMIANNUAL REPORT  5

YOUR FUND AT A GLANCE (continued) ----------------------------------------------


SECTOR BREAKDOWN(1) (at Nov. 30, 2009; % of portfolio assets)
---------------------------------------------------------------------

Consumer Discretionary                     11.0%
------------------------------------------------
Consumer Staples                            2.7%
------------------------------------------------
Energy                                     11.3%
------------------------------------------------
Financials                                  6.3%
------------------------------------------------
Health Care                                13.0%
------------------------------------------------
Industrials                                14.6%
------------------------------------------------
Information Technology                     28.7%
------------------------------------------------
Materials                                   7.0%
------------------------------------------------
Telecommunication Services                  1.4%
------------------------------------------------
Utilities                                   0.8%
------------------------------------------------
Other(2)                                    3.2%
------------------------------------------------


(1) Sectors can be comprised of several industries. Please refer to the section entitled "Portfolio of Investments" for a complete listing. No single industry exceeds 25% of portfolio assets.

    Percentages indicated are based upon total investments (excluding Investments of Cash Collateral Received for Securities on Loan) as of Nov. 30, 2009. The Fund's composition is subject to change.

(2) Cash & Cash Equivalents.

The sectors identified above are based on the Global Industry Classification Standard (GICS), which was developed by and is the exclusive property of Morgan Stanley Capital International Inc. and Standard & Poor's, a division of The McGraw-Hill Companies, Inc.

TOP TEN HOLDINGS (at Nov. 30, 2009; % of portfolio assets)
---------------------------------------------------------------------

TIBCO Software                              2.9%
------------------------------------------------
Ciena                                       2.9%
------------------------------------------------
DryShips                                    2.3%
------------------------------------------------
PMC-Sierra                                  2.2%
------------------------------------------------
Compuware                                   2.1%
------------------------------------------------
Symantec                                    2.1%
------------------------------------------------
Smith Intl                                  2.0%
------------------------------------------------
GameStop Cl A                               1.8%
------------------------------------------------
FormFactor                                  1.7%
------------------------------------------------
Petrohawk Energy                            1.5%
------------------------------------------------


Percentages indicated are based upon total investments (excluding Investments of Cash Collateral Received for Securities on Loan and Cash & Cash Equivalents) as of Nov. 30, 2009.

For further detail about these holdings, please refer to the section entitled "Portfolio of Investments."

Fund holdings are of the date given, are subject to change at any time, and are not recommendations to buy or sell any security.


--------------------------------------------------------------------------------
6  RIVERSOURCE PARTNERS AGGRESSIVE GROWTH FUND -- 2009 SEMIANNUAL REPORT

FUND EXPENSES EXAMPLE ----------------------------------------------------------
(UNAUDITED)

As a shareholder of the Fund, you incur two types of costs: (1) transaction costs, including sales charges (loads) on purchase payments; and (2) ongoing costs, which may include management fees; distribution and service (12b-1) fees; and other Fund fees and expenses. This example is intended to help you understand your ongoing costs (in dollars) of investing in the Fund and to compare these costs with the ongoing costs of investing in other mutual funds. In addition to the ongoing expenses which the Fund bears directly, the Fund's shareholders indirectly bear the ongoing expenses of any funds in which the Fund invests (also referred to as "acquired funds"), including affiliated and non-affiliated pooled investment vehicles (including mutual funds and exchange traded funds). The Fund's indirect expense from investing in the acquired funds is based on the Fund's pro rata portion of the ongoing expenses charged by acquired funds using the expense ratio of each of the acquired funds as of the acquired fund's most recent shareholder report.

The example is based on an investment of $1,000 invested at the beginning of the period and held for the six months ended Nov. 30, 2009.

ACTUAL EXPENSES
The first line of the table provides information about actual account values and actual expenses. You may use the information in this line, together with the amount you invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the result by the number in the first line under the heading titled "Expenses paid during the period" to estimate the expenses you paid on your account during this period.

HYPOTHETICAL EXAMPLE FOR COMPARISON PURPOSES
The second line of the table provides information about hypothetical account values and hypothetical expenses based on the Fund's actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not the Fund's actual return. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare the ongoing costs of investing in the Fund and other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of the other funds.

Please note that the expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any transactional costs, such as sales charges (loads). Therefore, the second line of the table is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds. In addition, if these transactional costs were included, your costs would have been higher.


--------------------------------------------------------------------------------
        RIVERSOURCE PARTNERS AGGRESSIVE GROWTH FUND -- 2009 SEMIANNUAL REPORT  7

FUND EXPENSES EXAMPLE (continued) ----------------------------------------------


                                  BEGINNING        ENDING        EXPENSES
                                ACCOUNT VALUE  ACCOUNT VALUE   PAID DURING     ANNUALIZED
                                 JUNE 1, 2009  NOV. 30, 2009  THE PERIOD(a)  EXPENSE RATIO
------------------------------------------------------------------------------------------
Class A
------------------------------------------------------------------------------------------
  Actual(b)                         $1,000       $1,143.60        $ 6.30         1.16%
------------------------------------------------------------------------------------------
  Hypothetical
  (5% return before expenses)       $1,000       $1,019.46        $ 5.94         1.16%
------------------------------------------------------------------------------------------

Class B
------------------------------------------------------------------------------------------
  Actual(b)                         $1,000       $1,138.50        $10.51         1.94%
------------------------------------------------------------------------------------------
  Hypothetical
  (5% return before expenses)       $1,000       $1,015.51        $ 9.91         1.94%
------------------------------------------------------------------------------------------

Class C
------------------------------------------------------------------------------------------
  Actual(b)                         $1,000       $1,140.20        $10.41         1.92%
------------------------------------------------------------------------------------------
  Hypothetical
  (5% return before expenses)       $1,000       $1,015.61        $ 9.81         1.92%
------------------------------------------------------------------------------------------

Class I
------------------------------------------------------------------------------------------
  Actual(b)                         $1,000       $1,147.00        $ 3.86          .71%
------------------------------------------------------------------------------------------
  Hypothetical
  (5% return before expenses)       $1,000       $1,021.74        $ 3.64          .71%
------------------------------------------------------------------------------------------

Class R2
------------------------------------------------------------------------------------------
  Actual(b)                         $1,000       $1,142.20        $ 8.20         1.51%
------------------------------------------------------------------------------------------
  Hypothetical
  (5% return before expenses)       $1,000       $1,017.69        $ 7.72         1.51%
------------------------------------------------------------------------------------------

Class R3
------------------------------------------------------------------------------------------
  Actual(b)                         $1,000       $1,142.40        $ 6.84         1.26%
------------------------------------------------------------------------------------------
  Hypothetical
  (5% return before expenses)       $1,000       $1,018.96        $ 6.45         1.26%
------------------------------------------------------------------------------------------

Class R4
------------------------------------------------------------------------------------------
  Actual(b)                         $1,000       $1,144.70        $ 5.49         1.01%
------------------------------------------------------------------------------------------
  Hypothetical
  (5% return before expenses)       $1,000       $1,020.22        $ 5.17         1.01%
------------------------------------------------------------------------------------------

Class R5
------------------------------------------------------------------------------------------
  Actual(b)                         $1,000       $1,146.10        $ 4.13          .76%
------------------------------------------------------------------------------------------
  Hypothetical
  (5% return before expenses)       $1,000       $1,021.49        $ 3.89          .76%
------------------------------------------------------------------------------------------


(a) Expenses are equal to the annualized expense ratio for each class as indicated above, multiplied by the average account value over the period, multiplied by 185/365 (to reflect the one-half year period).
(b) Based on the actual return for the six months ended Nov. 30, 2009: +14.36% for Class A, +13.85% for Class B, +14.02% for Class C, +14.70% for Class I, +14.22% for Class R2, +14.24% for Class R3, +14.47% for Class R4 and +14.61%
    for Class R5.


--------------------------------------------------------------------------------
8  RIVERSOURCE PARTNERS AGGRESSIVE GROWTH FUND -- 2009 SEMIANNUAL REPORT

PORTFOLIO OF INVESTMENTS -------------------------------------------------------

NOV. 30, 2009 (UNAUDITED)
(Percentages represent value of investments compared to net assets)

INVESTMENTS IN SECURITIES


COMMON STOCKS (97.4%)
ISSUER                                                 SHARES                VALUE(a)
AEROSPACE & DEFENSE (1.4%)
BE Aerospace                                             64,621(b,d)       $1,245,247
Precision Castparts                                      33,561             3,479,604
                                                                      ---------------
Total                                                                       4,724,851
-------------------------------------------------------------------------------------

AIR FREIGHT & LOGISTICS (1.3%)
CH Robinson Worldwide                                    38,700(d)          2,157,138
Expeditors Intl of Washington                            63,700             2,033,941
                                                                      ---------------
Total                                                                       4,191,079
-------------------------------------------------------------------------------------

BIOTECHNOLOGY (3.3%)
BioMarin Pharmaceutical                                 222,507(b,d)        3,673,591
Cephalon                                                 67,200(b,d)        3,692,639
Genzyme                                                  67,354(b)          3,414,848
                                                                      ---------------
Total                                                                      10,781,078
-------------------------------------------------------------------------------------

CAPITAL MARKETS (2.1%)
E*TRADE Financial                                       936,416(b)          1,535,722
Janus Capital Group                                     167,908(d)          2,197,916
Legg Mason                                              113,556(d)          3,212,499
                                                                      ---------------
Total                                                                       6,946,137
-------------------------------------------------------------------------------------

CHEMICALS (1.4%)
Airgas                                                   24,370             1,127,113
CF Inds Holdings                                          9,790               835,674
Ecolab                                                   39,720             1,783,825
Scotts Miracle-Gro Cl A                                  21,659(d)            864,844
                                                                      ---------------
Total                                                                       4,611,456
-------------------------------------------------------------------------------------

COMMERCIAL BANKS (1.8%)
Huntington Bancshares                                   216,800(d)            828,176
Marshall & Ilsley                                       533,503(d)          3,067,642
Regions Financial                                       317,400(d)          1,859,964
                                                                      ---------------
Total                                                                       5,755,782
-------------------------------------------------------------------------------------

COMMUNICATIONS EQUIPMENT (5.2%)
BigBand Networks                                        110,900(b)            398,131
Ciena                                                   750,943(b,d)        9,123,958
CommScope                                                48,930(b)          1,229,611
F5 Networks                                              35,000(b)          1,646,050
Infinera                                                139,800(b)          1,150,554
Juniper Networks                                         54,040(b)          1,412,065
ORBCOMM                                                 153,900(b)            363,204
Riverbed Technology                                      76,700(b)          1,561,612
                                                                      ---------------
Total                                                                      16,885,185
-------------------------------------------------------------------------------------

COMPUTERS & PERIPHERALS (1.4%)
STEC                                                     26,900(b,d)          333,291
Synaptics                                               159,900(b,d)        4,307,706
                                                                      ---------------
Total                                                                       4,640,997
-------------------------------------------------------------------------------------

CONSTRUCTION & ENGINEERING (2.7%)
AECOM Technology                                         85,258(b)          2,165,553
EMCOR Group                                              83,800(b)          1,994,440
Fluor                                                    37,300             1,584,504
Foster Wheeler                                           50,900(b)          1,518,856
Quanta Services                                          91,706(b)          1,719,488
                                                                      ---------------
Total                                                                       8,982,841
-------------------------------------------------------------------------------------

CONSTRUCTION MATERIALS (0.8%)
Martin Marietta Materials                                16,600             1,415,814
Vulcan Materials                                         27,300(d)          1,323,504
                                                                      ---------------
Total                                                                       2,739,318
-------------------------------------------------------------------------------------

DISTRIBUTORS (0.4%)
LKQ                                                      78,500(b,d)        1,368,255
-------------------------------------------------------------------------------------

DIVERSIFIED CONSUMER SERVICES (0.3%)
Apollo Group Cl A                                        17,900(b)          1,021,553
-------------------------------------------------------------------------------------

DIVERSIFIED FINANCIAL SERVICES (1.5%)
Intercontinental Exchange                                30,972(b,d)        3,307,500
NASDAQ OMX Group                                         84,800(b,d)        1,584,064
                                                                      ---------------
Total                                                                       4,891,564
-------------------------------------------------------------------------------------

ELECTRIC UTILITIES (0.6%)
PPL                                                      64,900             1,980,748
-------------------------------------------------------------------------------------


                             See accompanying Notes to Portfolio of Investments.

--------------------------------------------------------------------------------
        RIVERSOURCE PARTNERS AGGRESSIVE GROWTH FUND -- 2009 SEMIANNUAL REPORT  9

PORTFOLIO OF INVESTMENTS (continued) -------------------------------------------


COMMON STOCKS (CONTINUED)
ISSUER                                                 SHARES                VALUE(a)

ELECTRICAL EQUIPMENT (2.9%)
Energy Conversion Devices                               153,800(b,d)       $1,525,696
Evergreen Solar                                         916,100(b,d)        1,282,540
First Solar                                              22,600(b,d)        2,691,886
Hubbell Cl B                                             19,000               862,790
JA Solar Holdings ADR                                   192,800(b,c)          749,992
Real Goods Solar Cl A                                    71,779(b,d)          221,797
SunPower Cl A                                            56,300(b,d)        1,163,721
Yingli Green Energy Holding ADR                          67,600(b,c)          960,596
                                                                      ---------------
Total                                                                       9,459,018
-------------------------------------------------------------------------------------

ELECTRONIC EQUIPMENT, INSTRUMENTS & COMPONENTS (1.0%)
Itron                                                    51,400(b,d)        3,124,606
-------------------------------------------------------------------------------------

ENERGY EQUIPMENT & SERVICES (3.9%)
BJ Services                                              68,600             1,288,308
ENSCO Intl                                               43,300             1,905,200
Hercules Offshore                                       369,600(b,d)        1,888,656
Oceaneering Intl                                         24,174(b)          1,320,626
Smith Intl                                              234,862(d)          6,383,549
                                                                      ---------------
Total                                                                      12,786,339
-------------------------------------------------------------------------------------

FOOD & STAPLES RETAILING (0.5%)
BJ's Wholesale Club                                      44,600(b,d)        1,548,066
-------------------------------------------------------------------------------------

FOOD PRODUCTS (0.8%)
Dean Foods                                               36,800(b)            585,120
HJ Heinz                                                 46,800(d)          1,986,660
                                                                      ---------------
Total                                                                       2,571,780
-------------------------------------------------------------------------------------

HEALTH CARE EQUIPMENT & SUPPLIES (4.4%)
Beckman Coulter                                          25,390             1,649,334
CR Bard                                                  28,809             2,368,388
Gen-Probe                                                21,500(b)            896,335
Haemonetics                                              24,200(b)          1,291,796
Hologic                                                 173,265(b,d)        2,507,145
Masimo                                                   41,500(b,d)        1,093,940
Thoratec                                                104,500(b,d)        3,113,055
Varian Medical Systems                                   28,900(b)          1,350,786
                                                                      ---------------
Total                                                                      14,270,779
-------------------------------------------------------------------------------------

HEALTH CARE PROVIDERS & SERVICES (3.0%)
AmerisourceBergen                                        54,350             1,341,902
Emdeon Cl A                                              98,900(b)          1,492,401
Laboratory Corp of America Holdings                      11,200(b)            817,152
MEDNAX                                                   14,800(b,d)          831,908
Omnicare                                                 40,600               941,108
Patterson Companies                                      92,900(b)          2,388,459
Select Medical Holdings                                 205,103(b)          1,856,182
                                                                      ---------------
Total                                                                       9,669,112
-------------------------------------------------------------------------------------

HOTELS, RESTAURANTS & LEISURE (2.4%)
Burger King Holdings                                    138,700(d)          2,357,900
Darden Restaurants                                       30,600               961,758
Intl Game Technology                                     85,108             1,607,690
Marriott Intl Cl A                                       46,357             1,192,304
Pinnacle Entertainment                                   43,287(b)            457,544
Starwood Hotels & Resorts Worldwide                      39,090(d)          1,251,662
                                                                      ---------------
Total                                                                       7,828,858
-------------------------------------------------------------------------------------

HOUSEHOLD DURABLES (0.8%)
KB Home                                                  94,869(d)          1,285,475
Pulte Homes                                             129,800             1,186,372
                                                                      ---------------
Total                                                                       2,471,847
-------------------------------------------------------------------------------------

HOUSEHOLD PRODUCTS (0.9%)
Clorox                                                   17,500             1,054,725
Energizer Holdings                                       33,520(b,d)        1,888,517
                                                                      ---------------
Total                                                                       2,943,242
-------------------------------------------------------------------------------------

INTERNET SOFTWARE & SERVICES (2.3%)
Akamai Technologies                                      88,222(b,d)        2,117,328
Equinix                                                  28,775(b,d)        2,767,867
Limelight Networks                                      384,500(b)          1,318,835
OpenTable                                                46,600(b,d)        1,233,502
                                                                      ---------------
Total                                                                       7,437,532
-------------------------------------------------------------------------------------

IT SERVICES (0.4%)
ManTech Intl Cl A                                        29,100(b)          1,259,448
-------------------------------------------------------------------------------------

LEISURE EQUIPMENT & PRODUCTS (0.2%)
LeapFrog Enterprises                                    198,800(b)            596,400
-------------------------------------------------------------------------------------


See accompanying Notes to Portfolio of Investments.

--------------------------------------------------------------------------------
10  RIVERSOURCE PARTNERS AGGRESSIVE GROWTH FUND -- 2009 SEMIANNUAL REPORT

--------------------------------------------------------------------------------


COMMON STOCKS (CONTINUED)
ISSUER                                                 SHARES                VALUE(a)

LIFE SCIENCES TOOLS & SERVICES (1.0%)
Illumina                                                 60,006(b,d)       $1,735,374
Waters                                                   24,590(b)          1,445,400
                                                                      ---------------
Total                                                                       3,180,774
-------------------------------------------------------------------------------------

MACHINERY (2.1%)
Badger Meter                                             20,000(d)            703,600
Bucyrus Intl                                             12,783               662,032
Flowserve                                                11,601             1,153,835
Joy Global                                               19,048(d)          1,019,830
Kennametal                                               66,800             1,503,000
Mueller Water Products Cl A                             181,100               912,744
Terex                                                    42,060(b)            791,990
                                                                      ---------------
Total                                                                       6,747,031
-------------------------------------------------------------------------------------

MARINE (3.5%)
Diana Shipping                                          104,600(c)          1,626,530
DryShips                                              1,211,700(b,c,d)      7,415,604
Genco Shipping & Trading                                101,200(b,d)        2,376,176
                                                                      ---------------
Total                                                                      11,418,310
-------------------------------------------------------------------------------------

MEDIA (1.4%)
Regal Entertainment Group Cl A                          228,800             3,134,560
Sirius XM Radio                                       2,557,000(b)          1,610,910
                                                                      ---------------
Total                                                                       4,745,470
-------------------------------------------------------------------------------------

METALS & MINING (4.3%)
AK Steel Holding                                         77,720(d)          1,554,400
Alcoa                                                    84,420             1,056,938
Allegheny Technologies                                   75,700(d)          2,576,072
Cliffs Natural Resources                                 54,919(d)          2,419,731
Freeport-McMoRan Copper & Gold                            9,778(b,d)          809,618
Kinross Gold                                             43,200(c)            864,864
Steel Dynamics                                           53,700               908,604
United States Steel                                      55,100(d)          2,460,766
Yamana Gold                                             111,200(c)          1,482,296
                                                                      ---------------
Total                                                                      14,133,289
-------------------------------------------------------------------------------------

MULTILINE RETAIL (1.1%)
JC Penney                                                40,726(d)          1,170,465
Nordstrom                                                69,705             2,331,632
                                                                      ---------------
Total                                                                       3,502,097
-------------------------------------------------------------------------------------

OIL, GAS & CONSUMABLE FUELS (7.4%)
Arch Coal                                                38,200(d)            796,852
CONSOL Energy                                            49,730             2,283,602
Denbury Resources                                        71,800(b,d)          952,786
Devon Energy                                             14,500               976,575
El Paso                                                 229,300             2,192,108
Frontier Oil                                            205,513(d)          2,369,565
Murphy Oil                                               16,400               924,796
Petrohawk Energy                                        216,643(b)          4,839,804
Range Resources                                          39,635             1,867,998
Southwestern Energy                                      17,512(b)            769,828
Tesoro                                                  148,300(d)          1,895,274
Western Refining                                        405,700(b,d)        1,886,505
Williams Companies                                      131,100             2,607,578
                                                                      ---------------
Total                                                                      24,363,271
-------------------------------------------------------------------------------------

PAPER & FOREST PRODUCTS (0.5%)
MeadWestvaco                                             58,581(d)          1,603,362
-------------------------------------------------------------------------------------

PHARMACEUTICALS (1.5%)
King Pharmaceuticals                                    116,300(b)          1,375,829
Mylan                                                    47,100(b,d)          841,677
Shire ADR                                                43,200(c,d)        2,543,184
                                                                      ---------------
Total                                                                       4,760,690
-------------------------------------------------------------------------------------

ROAD & RAIL (0.4%)
Landstar System                                          35,400(d)          1,321,128
-------------------------------------------------------------------------------------

SEMICONDUCTORS & SEMICONDUCTOR EQUIPMENT (8.5%)
Altera                                                   62,481(d)          1,313,975
Atheros Communications                                   51,835(b,d)        1,475,742
Broadcom Cl A                                            92,070(b)          2,688,444
FormFactor                                              320,300(b)          5,429,085
Lam Research                                             69,140(b)          2,350,069
Maxim Integrated Products                                91,500             1,610,400
Mellanox Technologies                                   132,800(b,c)        2,410,320
MEMC Electronic Materials                               102,200(b)          1,230,488
NetLogic Microsystems                                    25,810(b)          1,053,048


                             See accompanying Notes to Portfolio of Investments.

--------------------------------------------------------------------------------
       RIVERSOURCE PARTNERS AGGRESSIVE GROWTH FUND -- 2009 SEMIANNUAL REPORT  11

PORTFOLIO OF INVESTMENTS (continued) -------------------------------------------


COMMON STOCKS (CONTINUED)
ISSUER                                                 SHARES                VALUE(a)
SEMICONDUCTORS & SEMICONDUCTOR EQUIPMENT (CONT.)
PMC-Sierra                                              895,986(b)         $7,105,169
Tessera Technologies                                     15,500(b)            366,885
Xilinx                                                   57,000             1,290,480
                                                                      ---------------
Total                                                                      28,324,105
-------------------------------------------------------------------------------------

SOFTWARE (9.9%)
Activision Blizzard                                     142,100(b)          1,618,519
Compuware                                               969,900(b)          6,731,106
Electronic Arts                                         285,601(b)          4,823,801
Intuit                                                   32,700(b)            955,167
Novell                                                  397,000(b)          1,552,270
Symantec                                                368,500(b)          6,540,875
TIBCO Software                                        1,066,300(b)          9,170,179
VMware Cl A                                              32,900(b)          1,381,142
                                                                      ---------------
Total                                                                      32,773,059
-------------------------------------------------------------------------------------

SPECIALTY RETAIL (4.3%)
Abercrombie & Fitch Cl A                                 37,700(d)          1,505,361
American Eagle Outfitters                                47,900               736,702
Dick's Sporting Goods                                    96,168(b)          1,996,448
GameStop Cl A                                           237,543(b,d)        5,798,424
Limited Brands                                           91,700             1,521,303
PetSmart                                                 60,565             1,558,943
Tiffany & Co                                              7,592               324,027
Urban Outfitters                                         21,651(b)            685,038
                                                                      ---------------
Total                                                                      14,126,246
-------------------------------------------------------------------------------------

TEXTILES, APPAREL & LUXURY GOODS (0.1%)
lululemon athletica                                      18,200(b,c)          476,294
-------------------------------------------------------------------------------------

THRIFTS & MORTGAGE FINANCE (1.0%)
MGIC Investment                                         401,377(b,d)        1,605,508
Radian Group                                            369,413(d)          1,651,276
                                                                      ---------------
Total                                                                       3,256,784
-------------------------------------------------------------------------------------

TOBACCO (0.6%)
Lorillard                                                24,600             1,916,586
-------------------------------------------------------------------------------------

TRADING COMPANIES & DISTRIBUTORS (0.4%)
Fastenal                                                 36,840(d)          1,366,027
-------------------------------------------------------------------------------------

WATER UTILITIES (0.2%)
American Water Works                                     30,700               682,769
-------------------------------------------------------------------------------------

WIRELESS TELECOMMUNICATION SERVICES (1.5%)
American Tower Cl A                                      42,089(b)          1,722,283
Millicom Intl Cellular                                   13,690(b,c,d)      1,024,012
NII Holdings                                             67,600(b)          2,014,480
                                                                      ---------------
Total                                                                       4,760,775
-------------------------------------------------------------------------------------
TOTAL COMMON STOCKS
(Cost: $314,065,361)                                                     $318,945,938
-------------------------------------------------------------------------------------



MONEY MARKET FUND (3.2%)
ISSUER                                                 SHARES                VALUE(a)
RiverSource Short-Term Cash Fund, 0.20%              10,378,667(e)        $10,378,667
-------------------------------------------------------------------------------------
TOTAL MONEY MARKET FUND
(Cost: $10,378,667)                                                       $10,378,667
-------------------------------------------------------------------------------------



INVESTMENTS OF CASH COLLATERAL RECEIVED
FOR SECURITIES ON LOAN (26.5%)
ISSUER                                                 SHARES                VALUE(a)
CASH COLLATERAL REINVESTMENT FUND (14.9%)
JPMorgan Prime Money Market Fund                     48,937,387           $48,937,387
-------------------------------------------------------------------------------------





                                    COUPON           PRINCIPAL
ISSUER                               RATE              AMOUNT                VALUE(a)

ASSET-BACKED COMMERCIAL PAPER (2.7%)
Cancara Asset Securitisation LLC
 02-12-10                            0.27%             $999,340              $999,340
Ebbets Funding LLC
 12-07-09                            0.50               999,903               999,903
Elysian Funding LLC
 12-07-09                            0.45               999,913               999,913
Rheingold Securitization
 12-16-09                            0.38             1,998,374             1,998,374
Rhein-Main Securitisation
 01-21-10                            0.41             3,995,809             3,995,809
                                                                      ---------------
Total                                                                       8,993,339
-------------------------------------------------------------------------------------

CERTIFICATES OF DEPOSIT (6.2%)
Bank of Tokyo UFJ London
 12-21-09                            0.37             3,000,039             3,000,039
Banque Federative Du Credit Mutuel
 01-19-10                            0.35             1,998,213             1,998,213


See accompanying Notes to Portfolio of Investments.

--------------------------------------------------------------------------------
12  RIVERSOURCE PARTNERS AGGRESSIVE GROWTH FUND -- 2009 SEMIANNUAL REPORT

--------------------------------------------------------------------------------


INVESTMENTS OF CASH COLLATERAL RECEIVED
FOR SECURITIES ON LOAN (CONTINUED)
                                    COUPON           PRINCIPAL
ISSUER                               RATE              AMOUNT                VALUE(a)
CERTIFICATES OF DEPOSIT (CONT.)
Bayrische Hypo-Und Vereinsbank NY
 02-01-10                            0.43%           $2,000,000            $2,000,000
Clydesdale Bank
 12-01-09                            0.38             1,998,713             1,998,713
Fortis Bank NY
 12-31-09                            0.24             2,000,000             2,000,000
Natixis NY
 12-21-09                            0.30             2,000,000             2,000,000
NyKredit
 01-05-10                            0.45             2,000,000             2,000,000
Sumitomo Mitsui Banking Corp Brussels
 01-22-10                            0.32             3,000,000             3,000,000
Ulster Bank Ireland, Dublin
 12-15-09                            0.53             2,000,000             2,000,000
                                                                      ---------------
Total                                                                      19,996,965
-------------------------------------------------------------------------------------

COMMERCIAL PAPER (0.3%)
KBC Financial Products
 12-07-09                            0.47               999,543               999,543
-------------------------------------------------------------------------------------

REPURCHASE AGREEMENTS (2.4%)
Morgan Stanley
 12-01-09                            0.27             2,000,000             2,000,000
 12-01-09                            0.34             3,000,000             3,000,000
RBS Securities
 12-01-09                            0.44             3,000,000             3,000,000
                                                                      ---------------
Total                                                                       8,000,000
-------------------------------------------------------------------------------------

TOTAL INVESTMENTS OF CASH COLLATERAL RECEIVED FOR SECURITIES ON LOAN
(Cost: $86,927,234)                                                       $86,927,234
-------------------------------------------------------------------------------------
TOTAL INVESTMENTS IN SECURITIES
(Cost: $411,371,262)(f)                                                  $416,251,839
=====================================================================================




NOTES TO PORTFOLIO OF INVESTMENTS


(a) Securities are valued by using policies described in Note 2 to the financial statements.

(b)  Non-income producing.

(c) Foreign security values are stated in U.S. dollars. At Nov. 30, 2009, the value of foreign securities, excluding short-term securities, represented 6.0% of net assets.

(d) At Nov. 30, 2009, security was partially or fully on loan. See Note 7 to the financial statements.

(e) Affiliated Money Market Fund -- See Note 8 to the financial statements. The rate shown is the seven-day current annualized yield at Nov. 30, 2009.

(f) At Nov. 30, 2009, the cost of securities for federal income tax purposes was approximately $411,371,000 and the approximate aggregate gross unrealized appreciation and depreciation based on that cost was:

     Unrealized appreciation                         $15,862,000
     Unrealized depreciation                         (10,981,000)
     -----------------------------------------------------------
     Net unrealized appreciation                      $4,881,000
     -----------------------------------------------------------


The industries identified above are based on the Global Industry Classification Standard (GICS), which was developed by and is the exclusive property of Morgan Stanley Capital International Inc. and Standard & Poor's, a division of The McGraw-Hill Companies, Inc.



--------------------------------------------------------------------------------
       RIVERSOURCE PARTNERS AGGRESSIVE GROWTH FUND -- 2009 SEMIANNUAL REPORT  13

PORTFOLIO OF INVESTMENTS (continued) -------------------------------------------


FAIR VALUE MEASUREMENTS


Generally accepted accounting principles (GAAP) require disclosure regarding the inputs and valuation techniques used to measure fair value and any changes in valuation inputs or techniques. In addition, investments shall be disclosed by major category.

The Fund categorizes its fair value measurements according to a three-level hierarchy that maximizes the use of observable inputs and minimizes the use of unobservable inputs by prioritizing that the most observable input be used when available. Observable inputs are those that market participants would use in pricing an investment based on market data obtained from sources independent of the reporting entity. Unobservable inputs are those that reflect the Fund's assumptions about the information market participants would use in pricing an investment. An investment's level within the fair value hierarchy is based on the lowest level of any input that is deemed significant to the asset or liability's fair value measurement. The input levels are not necessarily an indication of the risk or liquidity associated with investments at that level. For example, certain U.S. government securities are generally high quality and liquid, however, they are reflected as Level 2 because the inputs used to determine fair value may not always be quoted prices in an active market.

Fair value inputs are summarized in the three broad levels listed below:

     - Level 1 -- Valuations based on quoted prices for investments in active markets that the Fund has the ability to access at the measurement date. Valuation adjustments are not applied to Level 1 investments.

     - Level 2 -- Valuations based on other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risks, etc.).

     - Level 3 -- Valuations based on significant unobservable inputs (including the Fund's own assumptions and judgment in determining the fair value of investments).

Inputs that are used in determining fair value of an investment may include price information, credit data, volatility statistics, and other factors. These inputs can be either observable or unobservable. The availability of observable inputs can vary between investments, and is affected by various factors such as the type of investment, and the volume and level of activity for that investment or similar investments in the marketplace. The inputs will be considered by the Fund Administrator, along with any other relevant factors in the calculation of an investment's fair value. The Fund uses prices and inputs that are current as of the measurement date, which may include periods of market dislocations. During these periods, the availability of prices and inputs may be reduced for many investments. This condition could cause an investment to be reclassified between the various levels within the hierarchy.

Non-U.S. equity securities actively traded in foreign markets may be reflected in Level 2 despite the availability of closing prices, because the Fund evaluates and determines whether those closing prices reflect fair value at the close of the New York Stock Exchange (NYSE) or require adjustment, as described in Note 2 to the financial statements -- Valuation of securities.

Investments falling into the Level 3 category are primarily supported by quoted prices from brokers and dealers participating in the market for those investments. However, these may be classified as

--------------------------------------------------------------------------------
14  RIVERSOURCE PARTNERS AGGRESSIVE GROWTH FUND -- 2009 SEMIANNUAL REPORT

--------------------------------------------------------------------------------

Level 3 investments due to lack of market transparency and corroboration to support these quoted prices. Additionally, valuation models may be used as the pricing source for any remaining investments classified as Level 3. These models rely on one or more significant unobservable inputs and/or significant assumptions by the Fund Administrator. Inputs used in a valuation model may include, but are not limited to, financial statement analysis, discount rates and estimated cash flows, and comparable company data.

The following table is a summary of the inputs used to value the Fund's investments as of Nov. 30, 2009:

                                               FAIR VALUE AT NOV. 30, 2009
                             ---------------------------------------------------------------
                                  LEVEL 1          LEVEL 2
                               QUOTED PRICES        OTHER          LEVEL 3
                                 IN ACTIVE       SIGNIFICANT     SIGNIFICANT
                                MARKETS FOR       OBSERVABLE    UNOBSERVABLE
DESCRIPTION                  IDENTICAL ASSETS       INPUTS         INPUTS           TOTAL
--------------------------------------------------------------------------------------------
Equity Securities
  Common Stocks(a)             $318,945,938              $--         $--        $318,945,938
--------------------------------------------------------------------------------------------
Total Equity Securities         318,945,938               --          --         318,945,938
--------------------------------------------------------------------------------------------
Other
  Affiliated Money Market
    Fund(b)                      10,378,667               --          --          10,378,667
  Investments of Cash
    Collateral Received
    for Securities on
    Loan(c)                      48,937,387       37,989,847          --          86,927,234
--------------------------------------------------------------------------------------------
Total Other                      59,316,054       37,989,847          --          97,305,901
--------------------------------------------------------------------------------------------
Total                          $378,261,992      $37,989,847          --        $416,251,839
--------------------------------------------------------------------------------------------


(a) All industry classifications are identified in the Portfolio of Investments.
(b) Money market fund that is a sweep investment for cash balances in the Fund at Nov. 30, 2009.
(c) Asset categories for Investments of Cash Collateral are identified in the Portfolio of Investments.



HOW TO FIND INFORMATION ABOUT THE FUND'S QUARTERLY PORTFOLIO HOLDINGS
(i) The Fund files its complete schedule of portfolio holdings with the Securities and Exchange Commission (Commission) for the first and third quarters of each fiscal year on Form N-Q;

(ii) The Fund's Forms N-Q are available on the Commission's website at http://www.sec.gov;

(iii)The Fund's Forms N-Q may be reviewed and copied at the Commission's Public Reference Room in Washington, DC (information on the operations of the Public Reference Room may be obtained by calling 1(800) SEC-0330); and

(iv) The Fund's complete schedule of portfolio holdings, as filed on Form N-Q, can be obtained without charge, upon request, by calling the RiverSource Family of Funds at 1(800) 221-2450.



--------------------------------------------------------------------------------
       RIVERSOURCE PARTNERS AGGRESSIVE GROWTH FUND -- 2009 SEMIANNUAL REPORT  15

STATEMENT OF ASSETS AND LIABILITIES --------------------------------------------
NOV. 30, 2009 (UNAUDITED)


ASSETS
Investments in securities, at value
  Unaffiliated issuers* (identified cost $314,065,361)             $ 318,945,938
  Affiliated money market fund (identified cost $10,378,667)          10,378,667
  Investments of cash collateral received for securities on loan
    (identified cost $86,927,234)                                     86,927,234
--------------------------------------------------------------------------------
Total investments in securities (identified cost $411,371,262)       416,251,839
Capital shares receivable                                                 42,487
Dividends and accrued interest receivable                                254,633
Receivable for investment securities sold                              2,112,441
--------------------------------------------------------------------------------
Total assets                                                         418,661,400
--------------------------------------------------------------------------------

LIABILITIES
Capital shares payable                                                   294,501
Payable for investment securities purchased                            3,667,377
Payable upon return of securities loaned                              86,927,234
Accrued investment management services fees                               24,007
Accrued distribution fees                                                 57,062
Accrued transfer agency fees                                               8,653
Accrued administrative services fees                                       1,618
Accrued plan administration services fees                                     47
Other accrued expenses                                                    91,657
--------------------------------------------------------------------------------
Total liabilities                                                     91,072,156
--------------------------------------------------------------------------------
Net assets applicable to outstanding capital stock                 $ 327,589,244
--------------------------------------------------------------------------------

REPRESENTED BY
Capital stock -- $.01 par value                                    $     466,604
Additional paid-in capital                                           801,502,812
Net operating loss                                                      (949,559)
Accumulated net realized gain (loss)                                (478,313,623)
Unrealized appreciation (depreciation) on investments
  and on translation of assets and liabilities in foreign
  currencies                                                           4,883,010
--------------------------------------------------------------------------------
Total -- representing net assets applicable to outstanding
  capital stock                                                    $ 327,589,244
--------------------------------------------------------------------------------
*Including securities on loan, at value                            $  84,603,742
--------------------------------------------------------------------------------




--------------------------------------------------------------------------------
16  RIVERSOURCE PARTNERS AGGRESSIVE GROWTH FUND -- 2009 SEMIANNUAL REPORT

--------------------------------------------------------------------------------



NET ASSET VALUE PER SHARE
                              NET ASSETS   SHARES OUTSTANDING   NET ASSET VALUE PER SHARE
Class A                     $223,516,959           31,886,138                       $7.01(1)
Class B                     $ 23,730,194            3,560,434                       $6.66
Class C                     $  1,782,422              267,249                       $6.67
Class I                     $ 78,342,085           10,915,748                       $7.18
Class R2                    $     89,806               12,848                       $6.99
Class R3                    $     21,869                3,096                       $7.06
Class R4                    $    101,826               14,307                       $7.12
Class R5                    $      4,083                  572                       $7.14
-----------------------------------------------------------------------------------------



(1) The maximum offering price per share for Class A is $7.44. The offering price is calculated by dividing the net asset value by 1.0 minus the maximum sales charge of 5.75%.

The accompanying Notes to Financial Statements are an integral part of this statement.


--------------------------------------------------------------------------------
       RIVERSOURCE PARTNERS AGGRESSIVE GROWTH FUND -- 2009 SEMIANNUAL REPORT  17

STATEMENT OF OPERATIONS --------------------------------------------------------
SIX MONTHS ENDED NOV. 30, 2009 (UNAUDITED)


INVESTMENT INCOME
Income:
Dividends                                                          $    712,811
Income distributions from affiliated money market fund                    7,541
Income from securities lending -- net                                   173,920
  Less foreign taxes withheld                                              (179)
-------------------------------------------------------------------------------
Total income                                                            894,093
-------------------------------------------------------------------------------
Expenses:
Investment management services fees                                   1,269,307
Distribution fees
  Class A                                                               280,686
  Class B                                                               133,798
  Class C                                                                 9,088
  Class R2                                                                  214
  Class R3                                                                   25
Transfer agency fees
  Class A                                                               495,643
  Class B                                                                63,186
  Class C                                                                 4,120
  Class R2                                                                   21
  Class R3                                                                    5
  Class R4                                                                   25
  Class R5                                                                    1
Administrative services fees                                             99,392
Plan administration services fees
  Class R2                                                                  107
  Class R3                                                                   25
  Class R4                                                                  125
Compensation of board members                                             4,755
Custodian fees                                                            5,400
Printing and postage                                                     62,125
Registration fees                                                        21,075
Professional fees                                                        13,040
Other                                                                    11,984
-------------------------------------------------------------------------------
Total expenses                                                        2,474,147
  Expenses waived/reimbursed by the Investment Manager and its
    affiliates                                                         (622,883)
-------------------------------------------------------------------------------
Total net expenses                                                    1,851,264
-------------------------------------------------------------------------------
Investment income (loss) -- net                                        (957,171)

-------------------------------------------------------------------------------


--------------------------------------------------------------------------------
18  RIVERSOURCE PARTNERS AGGRESSIVE GROWTH FUND -- 2009 SEMIANNUAL REPORT

--------------------------------------------------------------------------------



REALIZED AND UNREALIZED GAIN (LOSS) -- NET
Net realized gain (loss) on:
  Security transactions                                            $ 58,772,563
  Foreign currency transactions                                          (3,318)
-------------------------------------------------------------------------------
Net realized gain (loss) on investments                              58,769,245
Net change in unrealized appreciation (depreciation) on
  investments
  and on translation of assets and liabilities in foreign
  currencies                                                        (14,006,557)
-------------------------------------------------------------------------------
Net gain (loss) on investments and foreign currencies                44,762,688
-------------------------------------------------------------------------------
Net increase (decrease) in net assets resulting from operations    $ 43,805,517
-------------------------------------------------------------------------------



The accompanying Notes to Financial Statements are an integral part of this statement.


--------------------------------------------------------------------------------
       RIVERSOURCE PARTNERS AGGRESSIVE GROWTH FUND -- 2009 SEMIANNUAL REPORT  19

STATEMENTS OF CHANGES IN NET ASSETS --------------------------------------------


                                                                   SIX MONTHS ENDED     YEAR ENDED
                                                                      NOV. 30, 2009   MAY 31, 2009
                                                                        (UNAUDITED)
OPERATIONS AND DISTRIBUTIONS
Investment income (loss) -- net                                        $   (957,171) $  (2,197,159)
Net realized gain (loss) on investments                                  58,769,245   (165,835,570)
Net change in unrealized appreciation (depreciation) on
  investments and on translation of assets and liabilities in
  foreign currencies                                                    (14,006,557)   (97,905,763)
--------------------------------------------------------------------------------------------------
Net increase (decrease) in net assets resulting from operations          43,805,517   (265,938,492)
--------------------------------------------------------------------------------------------------
Distributions to shareholders from:
  Net realized gain
    Class A                                                                      --       (199,746)
    Class B                                                                      --        (30,735)
    Class C                                                                      --         (1,753)
    Class I                                                                      --        (86,852)
    Class R2                                                                     --            (58)
    Class R3                                                                     --             (3)
    Class R4                                                                     --            (86)
    Class R5                                                                     --             (3)
  Tax return of capital
    Class A                                                                      --           (147)
    Class B                                                                      --            (22)
    Class C                                                                      --             (1)
    Class I                                                                      --            (64)
--------------------------------------------------------------------------------------------------
Total distributions                                                              --       (319,470)

--------------------------------------------------------------------------------------------------


--------------------------------------------------------------------------------
20  RIVERSOURCE PARTNERS AGGRESSIVE GROWTH FUND -- 2009 SEMIANNUAL REPORT

--------------------------------------------------------------------------------


                                                                   SIX MONTHS ENDED     YEAR ENDED
                                                                      NOV. 30, 2009   MAY 31, 2009
                                                                        (UNAUDITED)
CAPITAL SHARE TRANSACTIONS
Proceeds from sales
  Class A shares                                                       $  3,331,239  $  23,879,535
  Class B shares                                                            630,688      3,987,999
  Class C shares                                                             97,649        627,704
  Class I shares                                                          3,226,748     25,753,710
  Class R2 shares                                                             3,894         20,139
  Class R3 shares                                                             3,270         11,926
  Class R4 shares                                                               252        208,026
Reinvestment of distributions at net asset value
  Class A shares                                                                 --        197,142
  Class B shares                                                                 --         30,432
  Class C shares                                                                 --          1,566
  Class I shares                                                                 --         86,912
  Class R2 shares                                                                --             54
  Class R3 shares                                                                --             82
Conversions from Class B to Class A
  Class A shares                                                          7,893,523     17,267,877
  Class B shares                                                         (7,893,523)   (17,267,877)
Payments for redemptions
  Class A shares                                                        (24,334,701)   (59,178,268)
  Class B shares                                                         (3,049,559)    (8,946,732)
  Class C shares                                                           (311,515)      (524,237)
  Class I shares                                                         (6,649,259)   (33,153,250)
  Class R3 shares                                                              (881)          (728)
  Class R4 shares                                                            (2,506)      (265,843)
--------------------------------------------------------------------------------------------------
Increase (decrease) in net assets from capital share transactions       (27,054,681)   (47,263,831)
--------------------------------------------------------------------------------------------------
Total increase (decrease) in net assets                                  16,750,836   (313,521,793)
Net assets at beginning of period                                       310,838,408    624,360,201
--------------------------------------------------------------------------------------------------
Net assets at end of period                                            $327,589,244  $ 310,838,408
--------------------------------------------------------------------------------------------------
Net operating loss/undistributed net investment income                 $   (949,559) $       7,612
--------------------------------------------------------------------------------------------------



Certain line items from the prior year have been renamed to conform to the current year presentation.

The accompanying Notes to Financial Statements are an integral part of this statement.


--------------------------------------------------------------------------------
       RIVERSOURCE PARTNERS AGGRESSIVE GROWTH FUND -- 2009 SEMIANNUAL REPORT  21

FINANCIAL HIGHLIGHTS -----------------------------------------------------------

The following tables are intended to help you understand the Fund's financial performance. Certain information reflects financial results for a single share of a class held for the periods shown. For periods ended 2008 and after, per share net investment income (loss) amounts are calculated based on average shares outstanding during the period. Total returns assume reinvestment of all dividends and distributions. Total returns do not reflect payment of sales charges, if any, and are not annualized for periods of less than one year.

                                                                                           YEAR ENDED MAY 31,
CLASS A                                            SIX MONTHS ENDED      ------------------------------------------------------
PER SHARE DATA                                       NOV. 30, 2009         2009        2008        2007        2006        2005
                                                      (UNAUDITED)
Net asset value, beginning of period                     $6.13            $10.59       $9.85       $8.35       $7.29      $6.95
-------------------------------------------------------------------------------------------------------------------------------
INCOME FROM INVESTMENT OPERATIONS:
Net investment income (loss)                              (.02)             (.04)       (.09)       (.07)       (.06)      (.03)
Net gains (losses) (both realized and
 unrealized)                                               .90             (4.41)        .83        1.73        1.34        .46
-------------------------------------------------------------------------------------------------------------------------------
Total from investment operations                           .88             (4.45)        .74        1.66        1.28        .43
-------------------------------------------------------------------------------------------------------------------------------
LESS DISTRIBUTIONS:
Dividends from net investment income                        --                --          --          --          --       (.02)
Distributions from realized gains                           --              (.01)         --        (.16)       (.22)      (.07)
Tax return of capital                                       --              (.00)(a)      --          --          --         --
-------------------------------------------------------------------------------------------------------------------------------
Total distributions                                         --              (.01)         --        (.16)       (.22)      (.09)
-------------------------------------------------------------------------------------------------------------------------------
Net asset value, end of period                           $7.01             $6.13      $10.59       $9.85       $8.35      $7.29
-------------------------------------------------------------------------------------------------------------------------------
TOTAL RETURN                                            14.36%           (42.06%)      7.51%      20.14%      17.57%      6.17%
-------------------------------------------------------------------------------------------------------------------------------
RATIOS TO AVERAGE NET ASSETS(b)
Gross expenses prior to expense
 waiver/reimbursement                                    1.60%(c)          1.65%       1.65%       1.58%       1.69%      1.97%
-------------------------------------------------------------------------------------------------------------------------------
Net expenses after expense
 waiver/reimbursement(d)                                 1.16%(c)          1.26%       1.42%       1.30%       1.38%      1.55%
-------------------------------------------------------------------------------------------------------------------------------
Net investment income (loss)                             (.62%)(c)         (.59%)      (.89%)      (.71%)      (.77%)     (.90%)
-------------------------------------------------------------------------------------------------------------------------------
SUPPLEMENTAL DATA
Net assets, end of period (in millions)                   $224              $207        $398        $400        $418        $25
-------------------------------------------------------------------------------------------------------------------------------
Portfolio turnover rate                                   127%              179%        141%        163%        202%       218%
-------------------------------------------------------------------------------------------------------------------------------



See accompanying Notes to Financial Highlights.


--------------------------------------------------------------------------------
22  RIVERSOURCE PARTNERS AGGRESSIVE GROWTH FUND -- 2009 SEMIANNUAL REPORT

--------------------------------------------------------------------------------


                                                                                            YEAR ENDED MAY 31,
CLASS B                                            SIX MONTHS ENDED      -------------------------------------------------------
PER SHARE DATA                                       NOV. 30, 2009         2009        2008        2007        2006        2005
                                                      (UNAUDITED)
Net asset value, beginning of period                     $5.85            $10.19       $9.55       $8.17       $7.18       $6.89
--------------------------------------------------------------------------------------------------------------------------------
INCOME FROM INVESTMENT OPERATIONS:
Net investment income (loss)                              (.04)             (.09)       (.16)       (.12)       (.12)       (.06)
Net gains (losses) (both realized and
 unrealized)                                               .85             (4.24)        .80        1.66        1.33         .42
--------------------------------------------------------------------------------------------------------------------------------
Total from investment operations                           .81             (4.33)        .64        1.54        1.21         .36
--------------------------------------------------------------------------------------------------------------------------------
LESS DISTRIBUTIONS:
Distributions from realized gains                           --              (.01)         --        (.16)       (.22)       (.07)
Tax return of capital                                       --              (.00)(a)      --          --          --          --
--------------------------------------------------------------------------------------------------------------------------------
Total distributions                                         --              (.01)         --        (.16)       (.22)       (.07)
--------------------------------------------------------------------------------------------------------------------------------
Net asset value, end of period                           $6.66             $5.85      $10.19       $9.55       $8.17       $7.18
--------------------------------------------------------------------------------------------------------------------------------
TOTAL RETURN                                            13.85%           (42.53%)      6.70%      19.11%      16.86%       5.29%
--------------------------------------------------------------------------------------------------------------------------------
RATIOS TO AVERAGE NET ASSETS(b)
Gross expenses prior to expense
 waiver/reimbursement                                    2.37%(c)          2.43%       2.41%       2.36%       2.47%       2.75%
--------------------------------------------------------------------------------------------------------------------------------
Net expenses after expense
 waiver/reimbursement(d)                                 1.94%(c)          2.04%       2.19%       2.07%       2.15%       2.34%
--------------------------------------------------------------------------------------------------------------------------------
Net investment income (loss)                            (1.40%)(c)        (1.38%)     (1.67%)     (1.48%)     (1.55%)     (1.70%)
--------------------------------------------------------------------------------------------------------------------------------
SUPPLEMENTAL DATA
Net assets, end of period (in millions)                    $24               $30         $81         $97        $119          $7
--------------------------------------------------------------------------------------------------------------------------------
Portfolio turnover rate                                   127%              179%        141%        163%        202%        218%
--------------------------------------------------------------------------------------------------------------------------------



See accompanying Notes to Financial Highlights.


--------------------------------------------------------------------------------
       RIVERSOURCE PARTNERS AGGRESSIVE GROWTH FUND -- 2009 SEMIANNUAL REPORT  23

FINANCIAL HIGHLIGHTS (continued) -----------------------------------------------


                                                                                            YEAR ENDED MAY 31,
CLASS C                                            SIX MONTHS ENDED      -------------------------------------------------------
PER SHARE DATA                                       NOV. 30, 2009         2009        2008        2007        2006        2005
                                                      (UNAUDITED)
Net asset value, beginning of period                     $5.85            $10.19       $9.55       $8.17       $7.18       $6.89
--------------------------------------------------------------------------------------------------------------------------------
INCOME FROM INVESTMENT OPERATIONS:
Net investment income (loss)                              (.04)             (.09)       (.16)       (.12)       (.11)       (.07)
Net gains (losses) (both realized and
 unrealized)                                               .86             (4.24)        .80        1.66        1.32         .43
--------------------------------------------------------------------------------------------------------------------------------
Total from investment operations                           .82             (4.33)        .64        1.54        1.21         .36
--------------------------------------------------------------------------------------------------------------------------------
LESS DISTRIBUTIONS:
Distributions from realized gains                           --              (.01)         --        (.16)       (.22)       (.07)
Tax return of capital                                       --              (.00)(a)      --          --          --          --
--------------------------------------------------------------------------------------------------------------------------------
Total distributions                                         --              (.01)         --        (.16)       (.22)       (.07)
--------------------------------------------------------------------------------------------------------------------------------
Net asset value, end of period                           $6.67             $5.85      $10.19       $9.55       $8.17       $7.18
--------------------------------------------------------------------------------------------------------------------------------
TOTAL RETURN                                            14.02%           (42.53%)      6.70%      19.11%      16.86%       5.29%
--------------------------------------------------------------------------------------------------------------------------------
RATIOS TO AVERAGE NET ASSETS(b)
Gross expenses prior to expense
 waiver/reimbursement                                    2.35%(c)          2.41%       2.41%       2.35%       2.48%       2.75%
--------------------------------------------------------------------------------------------------------------------------------
Net expenses after expense
 waiver/reimbursement(d)                                 1.92%(c)          2.02%       2.19%       2.06%       2.18%       2.35%
--------------------------------------------------------------------------------------------------------------------------------
Net investment income (loss)                            (1.38%)(c)        (1.33%)     (1.64%)     (1.47%)     (1.44%)     (1.70%)
--------------------------------------------------------------------------------------------------------------------------------
SUPPLEMENTAL DATA
Net assets, end of period (in millions)                     $2                $2          $3          $2          $2         $--
--------------------------------------------------------------------------------------------------------------------------------
Portfolio turnover rate                                   127%              179%        141%        163%        202%        218%
--------------------------------------------------------------------------------------------------------------------------------



See accompanying Notes to Financial Highlights.


--------------------------------------------------------------------------------
24  RIVERSOURCE PARTNERS AGGRESSIVE GROWTH FUND -- 2009 SEMIANNUAL REPORT

--------------------------------------------------------------------------------


                                                                                           YEAR ENDED MAY 31,
CLASS I                                            SIX MONTHS ENDED      ------------------------------------------------------
PER SHARE DATA                                       NOV. 30, 2009         2009        2008        2007        2006        2005
                                                      (UNAUDITED)
Net asset value, beginning of period                     $6.26            $10.77       $9.97       $8.42       $7.32      $6.97
-------------------------------------------------------------------------------------------------------------------------------
INCOME FROM INVESTMENT OPERATIONS:
Net investment income (loss)                              (.01)             (.01)       (.04)       (.04)       (.02)        --
Net gains (losses) (both realized and
 unrealized)                                               .93             (4.49)        .84        1.75        1.34        .45
-------------------------------------------------------------------------------------------------------------------------------
Total from investment operations                           .92             (4.50)        .80        1.71        1.32        .45
-------------------------------------------------------------------------------------------------------------------------------
LESS DISTRIBUTIONS:
Dividends from net investment income                        --                --          --          --          --       (.03)
Distributions from realized gains                           --              (.01)         --        (.16)       (.22)      (.07)
Tax return of capital                                       --              (.00)(a)      --          --          --         --
-------------------------------------------------------------------------------------------------------------------------------
Total distributions                                         --              (.01)         --        (.16)       (.22)      (.10)
-------------------------------------------------------------------------------------------------------------------------------
Net asset value, end of period                           $7.18             $6.26      $10.77       $9.97       $8.42      $7.32
-------------------------------------------------------------------------------------------------------------------------------
TOTAL RETURN                                            14.70%           (41.82%)      8.02%      20.57%      18.04%      6.49%
-------------------------------------------------------------------------------------------------------------------------------
RATIOS TO AVERAGE NET ASSETS(b)
Gross expenses prior to expense
 waiver/reimbursement                                     .90%(c)           .98%       1.11%        .96%       1.18%      1.50%
-------------------------------------------------------------------------------------------------------------------------------
Net expenses after expense
 waiver/reimbursement(d)                                  .71%(c)           .81%        .98%        .91%       1.10%      1.23%
-------------------------------------------------------------------------------------------------------------------------------
Net investment income (loss)                             (.17%)(c)         (.13%)      (.43%)      (.32%)      (.21%)     (.59%)
-------------------------------------------------------------------------------------------------------------------------------
SUPPLEMENTAL DATA
Net assets, end of period (in millions)                    $78               $71        $142         $99         $74        $39
-------------------------------------------------------------------------------------------------------------------------------
Portfolio turnover rate                                   127%              179%        141%        163%        202%       218%
-------------------------------------------------------------------------------------------------------------------------------



See accompanying Notes to Financial Highlights.


--------------------------------------------------------------------------------
       RIVERSOURCE PARTNERS AGGRESSIVE GROWTH FUND -- 2009 SEMIANNUAL REPORT  25

FINANCIAL HIGHLIGHTS (continued) -----------------------------------------------


                                                                                YEAR ENDED MAY 31,
CLASS R2                                           SIX MONTHS ENDED      --------------------------------
PER SHARE DATA                                       NOV. 30, 2009         2009        2008       2007(e)
                                                      (UNAUDITED)
Net asset value, beginning of period                     $6.12            $10.62       $9.89        $8.74
---------------------------------------------------------------------------------------------------------
INCOME FROM INVESTMENT OPERATIONS:
Net investment income (loss)                              (.03)             (.06)       (.11)        (.06)
Net gains (losses) (both realized and
 unrealized)                                               .90             (4.43)        .84         1.37
---------------------------------------------------------------------------------------------------------
Total from investment operations                           .87             (4.49)        .73         1.31
---------------------------------------------------------------------------------------------------------
LESS DISTRIBUTIONS:
Distributions from realized gains                           --              (.01)         --         (.16)
---------------------------------------------------------------------------------------------------------
Net asset value, end of period                           $6.99             $6.12      $10.62        $9.89
---------------------------------------------------------------------------------------------------------
TOTAL RETURN                                            14.22%           (42.32%)      7.38%       15.23%
---------------------------------------------------------------------------------------------------------
RATIOS TO AVERAGE NET ASSETS(b)
Gross expenses prior to expense
 waiver/reimbursement                                    1.70%(c)          1.77%       1.94%        1.72%(c)
---------------------------------------------------------------------------------------------------------
Net expenses after expense
 waiver/reimbursement(d)                                 1.51%(c)          1.59%       1.74%        1.62%(c)
---------------------------------------------------------------------------------------------------------
Net investment income (loss)                             (.97%)(c)         (.89%)     (1.13%)      (1.11%)(c)
---------------------------------------------------------------------------------------------------------
SUPPLEMENTAL DATA
Net assets, end of period (in millions)                    $--               $--         $--          $--
---------------------------------------------------------------------------------------------------------
Portfolio turnover rate                                   127%              179%        141%         163%
---------------------------------------------------------------------------------------------------------



See accompanying Notes to Financial Highlights.


--------------------------------------------------------------------------------
26  RIVERSOURCE PARTNERS AGGRESSIVE GROWTH FUND -- 2009 SEMIANNUAL REPORT

--------------------------------------------------------------------------------


                                                                                YEAR ENDED MAY 31,
CLASS R3                                           SIX MONTHS ENDED      --------------------------------
PER SHARE DATA                                       NOV. 30, 2009         2009        2008       2007(e)
                                                      (UNAUDITED)
Net asset value, beginning of period                     $6.18            $10.67       $9.90        $8.74
---------------------------------------------------------------------------------------------------------
INCOME FROM INVESTMENT OPERATIONS:
Net investment income (loss)                              (.02)             (.03)       (.08)        (.05)
Net gains (losses) (both realized and
 unrealized)                                               .90             (4.45)        .85         1.37
---------------------------------------------------------------------------------------------------------
Total from investment operations                           .88             (4.48)        .77         1.32
---------------------------------------------------------------------------------------------------------
LESS DISTRIBUTIONS:
Distributions from realized gains                           --              (.01)         --         (.16)
---------------------------------------------------------------------------------------------------------
Net asset value, end of period                           $7.06             $6.18      $10.67        $9.90
---------------------------------------------------------------------------------------------------------
TOTAL RETURN                                            14.24%           (42.02%)      7.78%       15.35%
---------------------------------------------------------------------------------------------------------
RATIOS TO AVERAGE NET ASSETS(b)
Gross expenses prior to expense
 waiver/reimbursement                                    1.45%(c)          1.45%       1.66%        1.53%(c)
---------------------------------------------------------------------------------------------------------
Net expenses after expense
 waiver/reimbursement(d)                                 1.26%(c)          1.21%       1.27%        1.37%(c)
---------------------------------------------------------------------------------------------------------
Net investment income (loss)                             (.72%)(c)         (.45%)      (.75%)       (.85%)(c)
---------------------------------------------------------------------------------------------------------
SUPPLEMENTAL DATA
Net assets, end of period (in millions)                    $--               $--         $--          $--
---------------------------------------------------------------------------------------------------------
Portfolio turnover rate                                   127%              179%        141%         163%
---------------------------------------------------------------------------------------------------------



See accompanying Notes to Financial Highlights.



--------------------------------------------------------------------------------
       RIVERSOURCE PARTNERS AGGRESSIVE GROWTH FUND -- 2009 SEMIANNUAL REPORT  27

FINANCIAL HIGHLIGHTS (continued) -----------------------------------------------


                                                                                           YEAR ENDED MAY 31,
CLASS R4                                           SIX MONTHS ENDED      ------------------------------------------------------
PER SHARE DATA                                       NOV. 30, 2009         2009        2008        2007        2006        2005
                                                      (UNAUDITED)
Net asset value, beginning of period                     $6.22            $10.70       $9.91       $8.39       $7.31      $6.96
-------------------------------------------------------------------------------------------------------------------------------
INCOME FROM INVESTMENT OPERATIONS:
Net investment income (loss)                              (.02)             (.02)       (.05)       (.05)       (.03)      (.01)
Net gains (losses) (both realized and
 unrealized)                                               .92             (4.45)        .84        1.73        1.33        .45
-------------------------------------------------------------------------------------------------------------------------------
Total from investment operations                           .90             (4.47)        .79        1.68        1.30        .44
-------------------------------------------------------------------------------------------------------------------------------
LESS DISTRIBUTIONS:
Dividends from net investment income                        --                --          --          --          --       (.02)
Distributions from realized gains                           --              (.01)         --        (.16)       (.22)      (.07)
-------------------------------------------------------------------------------------------------------------------------------
Total distributions                                         --              (.01)         --        (.16)       (.22)      (.09)
-------------------------------------------------------------------------------------------------------------------------------
Net asset value, end of period                           $7.12             $6.22      $10.70       $9.91       $8.39      $7.31
-------------------------------------------------------------------------------------------------------------------------------
TOTAL RETURN                                            14.47%           (41.81%)      7.97%      20.28%      17.79%      6.40%
-------------------------------------------------------------------------------------------------------------------------------
RATIOS TO AVERAGE NET ASSETS(b)
Gross expenses prior to expense
 waiver/reimbursement                                    1.20%(c)          1.29%       1.42%       1.31%       1.50%      1.80%
-------------------------------------------------------------------------------------------------------------------------------
Net expenses after expense
 waiver/reimbursement(d)                                 1.01%(c)           .95%       1.03%       1.13%       1.25%      1.37%
-------------------------------------------------------------------------------------------------------------------------------
Net investment income (loss)                             (.47%)(c)         (.24%)      (.46%)      (.54%)      (.39%)     (.74%)
-------------------------------------------------------------------------------------------------------------------------------
SUPPLEMENTAL DATA
Net assets, end of period (in millions)                    $--               $--         $--         $--         $--        $--
-------------------------------------------------------------------------------------------------------------------------------
Portfolio turnover rate                                   127%              179%        141%        163%        202%       218%
-------------------------------------------------------------------------------------------------------------------------------



See accompanying Notes to Financial Highlights.


--------------------------------------------------------------------------------
28  RIVERSOURCE PARTNERS AGGRESSIVE GROWTH FUND -- 2009 SEMIANNUAL REPORT

--------------------------------------------------------------------------------


                                                                                YEAR ENDED MAY 31,
CLASS R5                                           SIX MONTHS ENDED      --------------------------------
PER SHARE DATA                                       NOV. 30, 2009         2009        2008       2007(e)
                                                      (UNAUDITED)
Net asset value, beginning of period                     $6.23            $10.72       $9.93        $8.74
---------------------------------------------------------------------------------------------------------
INCOME FROM INVESTMENT OPERATIONS:
Net investment income (loss)                              (.01)             (.01)       (.05)        (.03)
Net gains (losses) (both realized and
 unrealized)                                               .92             (4.47)        .84         1.38
---------------------------------------------------------------------------------------------------------
Total from investment operations                           .91             (4.48)        .79         1.35
---------------------------------------------------------------------------------------------------------
LESS DISTRIBUTIONS:
Distributions from realized gains                           --              (.01)         --         (.16)
---------------------------------------------------------------------------------------------------------
Net asset value, end of period                           $7.14             $6.23      $10.72        $9.93
---------------------------------------------------------------------------------------------------------
TOTAL RETURN                                            14.61%           (41.83%)      7.96%       15.70%
---------------------------------------------------------------------------------------------------------
RATIOS TO AVERAGE NET ASSETS(b)
Gross expenses prior to expense
 waiver/reimbursement                                     .95%(c)          1.01%       1.16%        1.02%(c)
---------------------------------------------------------------------------------------------------------
Net expenses after expense
 waiver/reimbursement(d)                                  .76%(c)           .85%       1.02%         .87%(c)
---------------------------------------------------------------------------------------------------------
Net investment income (loss)                             (.22%)(c)         (.17%)      (.50%)       (.35%)(c)
---------------------------------------------------------------------------------------------------------
SUPPLEMENTAL DATA
Net assets, end of period (in millions)                    $--               $--         $--          $--
---------------------------------------------------------------------------------------------------------
Portfolio turnover rate                                   127%              179%        141%         163%
---------------------------------------------------------------------------------------------------------


NOTES TO FINANCIAL HIGHLIGHTS
(a) Rounds to zero.
(b) Expense ratios include the impact of a performance incentive adjustment, if any. In addition to the fees and expenses which the Fund bears directly, the Fund indirectly bears a pro rata share of the fees and expenses of the acquired funds in which it invests. Such indirect expenses are not included in the reported expense ratios.
(c) Annualized.
(d) The Investment Manager and its affiliates have agreed to waive/reimburse certain fees and expenses (excluding fees and expenses of acquired funds), before giving effect to any performance incentive adjustment.
(e) For the period from Dec. 11, 2006 (when shares became publicly available) to May 31, 2007.

The accompanying Notes to Financial Statements are an integral part of this statement.


--------------------------------------------------------------------------------
       RIVERSOURCE PARTNERS AGGRESSIVE GROWTH FUND -- 2009 SEMIANNUAL REPORT  29

NOTES TO FINANCIAL STATEMENTS --------------------------------------------------
(UNAUDITED AS OF NOV. 30, 2009)

1. ORGANIZATION

RiverSource Partners Aggressive Growth Fund (the Fund) is a series of RiverSource Managers Series, Inc. and is registered under the Investment Company Act of 1940, as amended (the 1940 Act) as a diversified, open-end management investment company. RiverSource Managers Series, Inc. has 10 billion authorized shares of capital stock that can be allocated among the separate series as designated by the Fund's Board of Directors (the Board). The Fund invests primarily in equity securities of medium-sized U.S. companies.

The Fund offers Class A, Class B, Class C, Class I, Class R2, Class R3, Class R4 and Class R5 shares.

- Class A shares are offered with a front-end sales charge, which may be waived under certain circumstances.

- Class B shares may be subject to a contingent deferred sales charge (CDSC) and automatically convert to Class A shares one month after the completion of the eighth year of ownership if originally purchased in a RiverSource fund on or after May 21, 2005 or originally purchased in a Seligman fund on or after June 13, 2009. Class B shares originally purchased in a RiverSource fund prior to May 21, 2005 will convert to Class A shares in the ninth calendar year of ownership. Class B shares originally purchased in a Seligman fund prior to June 13, 2009 will convert to Class A shares in the month prior to the ninth year of ownership.

-  Class C shares may be subject to a CDSC.

- Class I, Class R2, Class R3, Class R4 and Class R5 shares are offered without a front-end sales charge or CDSC to qualifying institutional investors.

At Nov. 30, 2009, RiverSource Investments, LLC (RiverSource Investments or the Investment Manager) and affiliated funds-of-funds in the RiverSource Family of Funds owned 100% of Class I shares, and the Investment Manager owned 100% of Class R5 shares.

All classes of shares have identical voting, dividend and liquidation rights. Class specific expenses (e.g., distribution and service fees, transfer agency fees, plan administration services fees) differ among classes. Income, expenses (other than class specific expenses) and realized and unrealized gains or losses on investments are allocated to each class of shares based upon its relative net assets.


--------------------------------------------------------------------------------
30  RIVERSOURCE PARTNERS AGGRESSIVE GROWTH FUND -- 2009 SEMIANNUAL REPORT

--------------------------------------------------------------------------------



2. SUMMARY OF SIGNIFICANT ACCOUNTING POLICIES

ADOPTION OF NEW ACCOUNTING STANDARD
In June 2009, the Financial Accounting Standards Board (FASB) established the FASB Accounting Standards Codification(TM) (Codification) as the single source of authoritative accounting principles recognized by the FASB in the preparation of financial statements in conformity with U.S. generally accepted accounting principles (GAAP). The Codification supersedes existing non-grandfathered, non-SEC accounting and reporting standards. The Codification did not change GAAP but rather organized it into a hierarchy where all guidance within the Codification carries an equal level of authority. The Codification became effective for financial statements issued for interim and annual periods ending after Sept. 15, 2009. The Codification did not have a material effect on the Fund's financial statements.

USE OF ESTIMATES
Preparing financial statements that conform to U.S. generally accepted accounting principles requires management to make estimates (e.g., on assets, liabilities and contingent assets and liabilities) that could differ from actual results.

VALUATION OF SECURITIES
All securities are valued at the close of business of the New York Stock Exchange (NYSE). Securities traded on national securities exchanges or included in national market systems are valued at the last quoted sales price. Debt securities are generally traded in the over-the-counter market and are valued by an independent pricing service using an evaluated bid. When market quotes are not readily available, the pricing service, in determining fair values of debt securities, takes into consideration such factors as current quotations by broker/dealers, coupon, maturity, quality, type of issue, trading characteristics, and other yield and risk factors it deems relevant in determining valuations. Foreign securities are valued based on quotations from the principal market in which such securities are normally traded. The procedures adopted by the Board generally contemplate the use of fair valuation in the event that price quotations or valuations are not readily available, price quotations or valuations from other sources are not reflective of market value and thus deemed unreliable, or a significant event has occurred in relation to a security or class of securities (such as foreign securities) that is not reflected in price quotations or valuations from other sources. A fair value price is a good faith estimate of the value of a security at a given point in time.

Many securities markets and exchanges outside the U.S. close prior to the close of the NYSE and therefore the closing prices for securities in such markets or on

--------------------------------------------------------------------------------
       RIVERSOURCE PARTNERS AGGRESSIVE GROWTH FUND -- 2009 SEMIANNUAL REPORT  31

NOTES TO FINANCIAL STATEMENTS (continued) --------------------------------------



such exchanges may not fully reflect events that occur after such close but before the close of the NYSE, including significant movements in the U.S. market after foreign exchanges have closed. Accordingly, in those situations, Ameriprise Financial, Inc. (Ameriprise Financial), parent company of the Investment Manager, as administrator to the Fund, will fair value foreign securities pursuant to procedures adopted by the Board, including utilizing a third party pricing service to determine these fair values. These procedures take into account multiple factors, including movements in the U.S. securities markets, to determine a good faith estimate that reasonably reflects the current market conditions as of the close of the NYSE.

Short-term securities maturing in more than 60 days from the valuation date are valued at the market price or approximate market value based on current interest rates. Typically, those maturing in 60 days or less that originally had maturities of more than 60 days at acquisition date are valued at amortized cost using the market value on the 61st day before maturity. Short-term securities maturing in 60 days or less at acquisition date are valued at amortized cost. Amortized cost is an approximation of market value. Investments in money market funds are valued at net asset value.

FOREIGN CURRENCY TRANSLATIONS
Securities and other assets and liabilities denominated in foreign currencies are translated daily into U.S. dollars. Foreign currency amounts related to the purchase or sale of securities and income and expenses are translated at the exchange rate on the transaction date. The effect of changes in foreign exchange rates on realized and unrealized security gains or losses is reflected as a component of such gains or losses. In the Statement of Operations, net realized gains or losses from foreign currency transactions, if any, may arise from sales of foreign currency, closed forward contracts, exchange gains or losses realized between the trade date and settlement date on securities transactions, and other translation gains or losses on dividends, interest income and foreign withholding taxes.

GUARANTEES AND INDEMNIFICATIONS
Under the Fund's organizational documents, its officers and directors are indemnified against certain liabilities arising out of the performance of their duties to the Fund. In addition, certain of the Fund's contracts with its service providers contain general indemnification clauses. The Fund's maximum exposure under these arrangements is unknown since the amount of any future claims that may be made against the Fund cannot be determined and the Fund has no historical basis for predicting the likelihood of any such claims.


--------------------------------------------------------------------------------
32  RIVERSOURCE PARTNERS AGGRESSIVE GROWTH FUND -- 2009 SEMIANNUAL REPORT

--------------------------------------------------------------------------------



FEDERAL TAXES
The Fund's policy is to comply with Subchapter M of the Internal Revenue Code that applies to regulated investment companies and to distribute substantially all of its taxable income (which includes net short-term capital gains) to shareholders. No provision for income or excise taxes is thus required.

Management of the Fund has concluded that there are no significant uncertain tax positions that would require recognition in the financial statements. Generally, the tax authorities can examine all the tax returns filed for the last three years.

DIVIDENDS TO SHAREHOLDERS
An annual dividend from net investment income, declared and paid at the end of the calendar year, when available, is reinvested in additional shares of the Fund at net asset value or payable in cash. Capital gains, when available, are distributed along with the income dividend.

OTHER
Security transactions are accounted for on the date securities are purchased or sold. Dividend income is recognized on the ex-dividend date and interest income, including amortization of premium, market discount and original issue discount using the effective interest method, is accrued daily.

3. INVESTMENTS IN DERIVATIVES

The Fund may invest in certain derivative instruments, which are transactions whose values depend on or are derived from (in whole or in part) the value of one or more other assets, such as securities, currencies, commodities or indices. Such derivative instruments may be used to maintain cash reserves while maintaining exposure to certain other assets, to offset anticipated declines in values of investments, to facilitate trading, to reduce transaction costs, and to pursue higher investment returns. The Fund may also use derivative instruments to mitigate certain investment risks, such as foreign currency exchange rate risk, interest rate risk, and credit risk.

FORWARD FOREIGN CURRENCY CONTRACTS
The Fund may enter into forward foreign currency contracts in connection with settling purchases or sales of securities, to hedge the currency exposure associated with some or all of the Fund's securities or as part of its investment strategy. A forward foreign currency contract is an agreement between two parties to buy and sell a currency at a set price on a future date. The market value of a forward foreign currency contract fluctuates with changes in foreign currency exchange rates. Forward foreign currency contracts are marked to

--------------------------------------------------------------------------------
       RIVERSOURCE PARTNERS AGGRESSIVE GROWTH FUND -- 2009 SEMIANNUAL REPORT  33

NOTES TO FINANCIAL STATEMENTS (continued) --------------------------------------


market daily based upon foreign currency exchange rates from an independent pricing service and the change in value is recorded as unrealized appreciation or depreciation. The Fund will record a realized gain or loss when the forward foreign currency contract is closed.

The risks of forward foreign currency contracts include movement in the values of the foreign currencies relative to the U.S. dollar (or other foreign currencies) and the possibility that the counterparty will not complete its contractual obligation, which may be in excess of the amount, if any, reflected in the Statement of Assets and Liabilities. At Nov. 30, 2009, the Fund had no outstanding forward foreign currency contracts.

EFFECTS OF DERIVATIVE TRANSACTIONS ON THE FINANCIAL STATEMENTS
The following tables are intended to provide additional information about the effect of derivatives on the financial statements of the Fund including: the fair value of derivatives by risk category and the location of those fair values in the Statement of Assets and Liabilities; the impact of derivative transactions on the Fund's operations over the period including realized gains or losses and unrealized gains or losses. The derivative schedules following the Portfolio of Investments present additional information regarding derivative instruments outstanding at the end of the period, if any.

FAIR VALUES OF DERIVATIVE INSTRUMENTS AT NOV. 30, 2009
At Nov. 30, 2009, the Fund had no outstanding derivatives.

EFFECT OF DERIVATIVE INSTRUMENTS IN THE STATEMENT OF OPERATIONS
FOR THE SIX MONTHS ENDED NOV. 30, 2009


 AMOUNT OF REALIZED GAIN (LOSS) ON DERIVATIVES RECOGNIZED IN INCOME
-------------------------------------------------------------------
                                                   FORWARD FOREIGN
RISK EXPOSURE CATEGORY                           CURRENCY CONTRACTS
-------------------------------------------------------------------
Foreign exchange contracts                            $(28,716)
-------------------------------------------------------------------
Total                                                 $(28,716)
-------------------------------------------------------------------



  CHANGE IN UNREALIZED APPRECIATION (DEPRECIATION) ON DERIVATIVES
                        RECOGNIZED IN INCOME
-------------------------------------------------------------------
                                                   FORWARD FOREIGN
RISK EXPOSURE CATEGORY                           CURRENCY CONTRACTS
-------------------------------------------------------------------
Foreign exchange contracts                             $26,187
-------------------------------------------------------------------
Total                                                  $26,187
-------------------------------------------------------------------




--------------------------------------------------------------------------------
34  RIVERSOURCE PARTNERS AGGRESSIVE GROWTH FUND -- 2009 SEMIANNUAL REPORT

--------------------------------------------------------------------------------



VOLUME OF DERIVATIVE ACTIVITY
FORWARD FOREIGN CURRENCY CONTRACTS
At Nov. 30, 2009, the Fund had no outstanding forward foreign currency contracts. The monthly average gross notional amount for these contracts was $300,000 for the six months ended Nov. 30, 2009.

4. EXPENSES AND SALES CHARGES

INVESTMENT MANAGEMENT SERVICES FEES
Under an Investment Management Services Agreement, the Investment Manager determines which securities will be purchased, held or sold. The management fee is an annual fee that is equal to a percentage of the Fund's average daily net assets that declines from 0.89% to 0.765% as the Fund's net assets increase. The fee may be adjusted upward or downward by a performance incentive adjustment determined monthly by measuring the percentage difference over a rolling 12-month period between the annualized performance of one Class A share of the Fund and the annualized performance of the Lipper Mid-Cap Growth Funds Index. In certain circumstances, the Board may approve a change in the index. The maximum adjustment is 0.12% per year. If the performance difference is less than 0.50%, the adjustment will be zero. The adjustment decreased the management fee by $205,002 for the six months ended Nov. 30, 2009. The management fee for the six months ended Nov. 30, 2009 was 0.77% of the Fund's average daily net assets, including the adjustment under the terms of the performance incentive arrangement.

SUBADVISORY AGREEMENTS
RiverSource Investments serves as the Investment Manager to the Fund. Prior to Nov. 9, 2009, the Investment Manager had Subadvisory Agreements with American Century Investment Management, Inc. and Turner Investment Partners, Inc., each of which subadvised a portion of the assets of the Fund.

ADMINISTRATIVE SERVICES FEES
Under an Administrative Services Agreement, the Fund pays Ameriprise Financial an annual fee for administration and accounting services equal to a percentage of the Fund's average daily net assets that declines from 0.06% to 0.03% as the Fund's net assets increase. The fee for the six months ended Nov. 30, 2009 was 0.06% of the Fund's average daily net assets.

OTHER FEES
Other expenses are for, among other things, certain expenses of the Fund or the Board including: Fund boardroom and office expense, employee compensation, employee health and retirement benefits, and certain other expenses. Payment of these Fund and Board expenses is facilitated by a company providing limited

--------------------------------------------------------------------------------
       RIVERSOURCE PARTNERS AGGRESSIVE GROWTH FUND -- 2009 SEMIANNUAL REPORT  35

NOTES TO FINANCIAL STATEMENTS (continued) --------------------------------------


administrative services to the Fund and the Board. For the six months ended Nov. 30, 2009, other expenses paid to this company were $832.

COMPENSATION OF BOARD MEMBERS
Under a Deferred Compensation Plan (the Plan), the board members who are not "interested persons" of the Fund under the 1940 Act may defer receipt of their compensation. Deferred amounts are treated as though equivalent dollar amounts had been invested in shares of the Fund or other funds in the RiverSource Family of Funds. The Fund's liability for these amounts is adjusted for market value changes and remains in the funds until distributed in accordance with the Plan.

TRANSFER AGENCY FEES
Under a Transfer Agency Agreement, RiverSource Service Corporation (the Transfer Agent) maintains Fund shareholder accounts and records and provides Fund shareholder services. The Fund pays the Transfer Agent an annual account-based fee at a rate equal to $19.50 for Class A, $20.50 for Class B and $20.00 for Class C for this service. The Transfer Agent also charges an annual fee of $3 per account serviced directly by the Fund or its designated agent for Class A, Class B and Class C shares. The Fund also pays the Transfer Agent an annual asset-based fee at a rate of 0.05% of the Fund's average daily net assets attributable to Class R2, Class R3, Class R4 and Class R5 shares. The Transfer Agent charges an annual fee of $5 per inactive account, charged on a pro rata basis for the 12 month period from the date the account becomes inactive. These fees are included in the transfer agency fees in the Statement of Operations.

PLAN ADMINISTRATION SERVICES FEES
Under a Plan Administration Services Agreement with the Transfer Agent, the Fund pays an annual fee at a rate of 0.25% of the Fund's average daily net assets attributable to Class R2, Class R3 and Class R4 shares for the provision of various administrative, recordkeeping, communication and educational services.

DISTRIBUTION FEES
The Fund has an agreement with RiverSource Fund Distributors, Inc. (the Distributor) for distribution and shareholder services. Under a Plan and Agreement of Distribution pursuant to Rule 12b-1, the Fund pays a fee at an annual rate of up to 0.25% of the Fund's average daily net assets attributable to Class A and Class R3 shares, a fee at an annual rate of up to 0.50% of the Fund's average daily net assets attributable to Class R2 shares and a fee at an annual rate of up to 1.00% of the Fund's average daily net assets attributable to Class B and Class C shares. For Class B and Class C shares, of the 1.00% fee, up to 0.75% is reimbursed for distribution expenses.


--------------------------------------------------------------------------------
36  RIVERSOURCE PARTNERS AGGRESSIVE GROWTH FUND -- 2009 SEMIANNUAL REPORT

--------------------------------------------------------------------------------



The amount of distribution expenses incurred by the Distributor and not yet reimbursed (unreimbursed expense) was approximately $885,000 and $25,000 for Class B and Class C shares, respectively. These amounts are based on the most recent information available as of Oct. 31, 2009, and may be recovered from future payments under the distribution plan or CDSC. To the extent the unreimbursed expense has been fully recovered, the distribution fee is reduced.

SALES CHARGES
Sales charges, including front-end and CDSCs, received by the Distributor for distributing Fund shares were $67,270 for Class A, $11,999 for Class B and $65 for Class C for the six months ended Nov. 30, 2009.

EXPENSES WAIVED/REIMBURSED BY THE INVESTMENT MANAGER AND ITS AFFILIATES
For the six months ended Nov. 30, 2009, the Investment Manager and its affiliates waived/reimbursed certain fees and expenses such that net expenses (excluding fees and expenses of acquired funds*), including the adjustment under the terms of a performance incentive arrangement, were as follows:

Class A..............................................  1.16%
Class B..............................................  1.94
Class C..............................................  1.92
Class I..............................................  0.71
Class R2.............................................  1.51
Class R3.............................................  1.26
Class R4.............................................  1.01
Class R5.............................................  0.76


The waived/reimbursed fees and expenses for the transfer agency fees at the class level were as follows:

Class A...........................................  $271,095
Class B...........................................    32,413
Class C...........................................     2,212


The management fees waived/reimbursed at the Fund level were $317,163.

The Investment Manager and its affiliates have contractually agreed to waive certain fees and expenses until July 31, 2010, unless sooner terminated at the discretion of the Board, such that net expenses (excluding fees and expenses of

--------------------------------------------------------------------------------
       RIVERSOURCE PARTNERS AGGRESSIVE GROWTH FUND -- 2009 SEMIANNUAL REPORT  37

NOTES TO FINANCIAL STATEMENTS (continued) --------------------------------------



acquired funds*), before giving effect to any performance incentive adjustment, will not exceed the following percentage of the class' average daily net assets:

Class A..............................................  1.28%
Class B..............................................  2.06
Class C..............................................  2.04
Class I..............................................  0.83
Class R2.............................................  1.63
Class R3.............................................  1.38
Class R4.............................................  1.13
Class R5.............................................  0.88


* In addition to the fees and expenses which the Fund bears directly, the Fund indirectly bears a pro rata share of the fees and expenses of the funds in which it invests (also referred to as "acquired funds"), including affiliated and non-affiliated pooled investment vehicles (including mutual funds and exchange traded funds). Because the acquired funds have varied expense and fee levels and the Fund may own different proportions of acquired funds at different times, the amount of fees and expenses incurred directly by the Fund will vary.

5. SECURITIES TRANSACTIONS

Cost of purchases and proceeds from sales of securities (other than short-term obligations) aggregated $403,493,391 and $436,084,548, respectively, for the six months ended Nov. 30, 2009. Realized gains and losses are determined on an identified cost basis.

6. CAPITAL SHARE TRANSACTIONS

Transactions in shares of capital stock for the periods indicated are as follows:

                                      SIX MONTHS ENDED    YEAR ENDED
                                        NOV. 30, 2009   MAY 31, 2009*
---------------------------------------------------------------------
CLASS A
Sold                                        501,394        3,144,400
Converted from Class B**                  1,199,624        1,813,853
Reinvested distributions                         --           35,457
Redeemed                                 (3,613,383)      (8,781,408)
---------------------------------------------------------------------
Net increase (decrease)                  (1,912,365)      (3,787,698)
---------------------------------------------------------------------

CLASS B
Sold                                        100,434          539,075
Reinvested distributions                         --            5,710
Converted to Class A**                   (1,258,935)      (1,887,199)
Redeemed                                   (485,787)      (1,356,592)
---------------------------------------------------------------------
Net increase (decrease)                  (1,644,288)      (2,699,006)

---------------------------------------------------------------------


--------------------------------------------------------------------------------
38  RIVERSOURCE PARTNERS AGGRESSIVE GROWTH FUND -- 2009 SEMIANNUAL REPORT

--------------------------------------------------------------------------------



                                      SIX MONTHS ENDED    YEAR ENDED
                                        NOV. 30, 2009   MAY 31, 2009*
---------------------------------------------------------------------
CLASS C
Sold                                         15,360           87,036
Reinvested distributions                         --              294
Redeemed                                    (49,117)         (86,996)
---------------------------------------------------------------------
Net increase (decrease)                     (33,757)             334
---------------------------------------------------------------------

CLASS I
Sold                                        489,960        3,719,459
Reinvested distributions                         --           15,328
Redeemed                                   (953,927)      (5,585,478)
---------------------------------------------------------------------
Net increase (decrease)                    (463,967)      (1,850,691)
---------------------------------------------------------------------

CLASS R2
Sold                                            602            2,925
Reinvested distributions                         --               10
Redeemed                                         --               --
---------------------------------------------------------------------
Net increase (decrease)                         602            2,935
---------------------------------------------------------------------

CLASS R3
Sold                                            496            2,284
Reinvested distributions                         --               --
Redeemed                                       (136)            (120)
---------------------------------------------------------------------
Net increase (decrease)                         360            2,164
---------------------------------------------------------------------

CLASS R4
Sold                                             35           41,627
Reinvested distributions                         --               15
Redeemed                                       (346)         (45,166)
---------------------------------------------------------------------
Net increase (decrease)                        (311)          (3,524)
---------------------------------------------------------------------


 * Certain line items from the prior year have been renamed to conform to the current year presentation.
** Automatic conversion of Class B shares to Class A shares based on the original purchase date.

7. LENDING OF PORTFOLIO SECURITIES

The Fund has entered into a Master Securities Lending Agreement (the Agreement) with JPMorgan Chase Bank, National Association (JPMorgan). The Agreement authorizes JPMorgan as lending agent to lend securities to authorized borrowers in order to generate additional income on behalf of the Fund. Pursuant to the Agreement, the securities loaned are secured by cash or U.S. government securities equal to at least 100% of the market value of the loaned securities. Any additional collateral required to maintain those levels due to market fluctuations of the loaned securities is delivered the following business day. Cash collateral received is invested by the lending agent on behalf of the Fund into

--------------------------------------------------------------------------------
       RIVERSOURCE PARTNERS AGGRESSIVE GROWTH FUND -- 2009 SEMIANNUAL REPORT  39

NOTES TO FINANCIAL STATEMENTS (continued) --------------------------------------



authorized investments pursuant to the Agreement. The investments made with the cash collateral are listed in the Portfolio of Investments. The values of such investments and any uninvested cash collateral balance are disclosed in the Statement of Assets and Liabilities along with the related obligation to return the collateral upon the return of the securities loaned. At Nov. 30, 2009, securities valued at $84,603,742 were on loan, secured by cash collateral of $86,927,234 invested in short-term securities or in cash equivalents.

Risks of delay in recovery of securities or even loss of rights in the securities may occur should the borrower of the securities fail financially. Risks may also arise to the extent that the value of the securities loaned increases above the value of the collateral received. JPMorgan will indemnify the Fund from losses resulting from a borrower's failure to return a loaned security when due. Such indemnification does not extend to losses associated with declines in the value of cash collateral investments. Loans are subject to termination by the Fund or the borrower at any time, and are, therefore, not considered to be illiquid investments.

Pursuant to the Agreement, the Fund receives income for lending its securities either in the form of fees or by earning interest on invested cash collateral, net of negotiated rebates paid to borrowers and fees paid to the lending agent for services provided and any other securities lending expenses. Net income of $173,920 earned from securities lending for the six months ended Nov. 30, 2009 is included in the Statement of Operations. The Fund also continues to earn interest and dividends on the securities loaned.

8. AFFILIATED MONEY MARKET FUND

The Fund may invest its daily cash balance in RiverSource Short-Term Cash Fund, a money market fund established for the exclusive use of the funds in the RiverSource Family of Funds and other institutional clients of RiverSource Investments. The cost of the Fund's purchases and proceeds from sales of shares of RiverSource Short-Term Cash Fund aggregated $81,858,993 and $77,748,268, respectively, for the six months ended Nov. 30, 2009. The income distributions received with respect to the Fund's investment in RiverSource Short-Term Cash Fund can be found in the Statement of Operations and the Fund's invested balance in RiverSource Short-Term Cash Fund at Nov. 30, 2009, can be found in the Portfolio of Investments.

9. BANK BORROWINGS

The Fund has entered into a revolving credit facility with a syndicate of banks led by JPMorgan Chase Bank, N.A. (the Administrative Agent), whereby the

--------------------------------------------------------------------------------
40  RIVERSOURCE PARTNERS AGGRESSIVE GROWTH FUND -- 2009 SEMIANNUAL REPORT

--------------------------------------------------------------------------------




Fund may borrow for the temporary funding of shareholder redemptions or for other temporary or emergency purposes. The credit facility became effective on Oct. 15, 2009, replacing a prior credit facility. The credit facility agreement, which is a collective agreement between the Fund and certain other funds in the RiverSource Family of Funds, severally and not jointly, permits collective borrowings up to $300 million. The borrowers shall have the right, upon written notice to the Administrative Agent to request an increase of up to $200 million in the aggregate amount of the credit facility from new or existing lenders, provided that the aggregate amount of the credit facility shall at no time exceed $500 million. Participation in such increase by any existing lender shall be at such lender's sole discretion. Interest is charged to each Fund based on its borrowings at a rate equal to the sum of the federal funds rate plus (A) 1.25% per annum plus (B) if one-month LIBOR exceeds the federal funds rate, the amount of such excess. Each borrowing under the credit facility matures no later than 60 days after the date of borrowing. The Fund also pays a commitment fee equal to its pro rata share of the amount of the credit facility at a rate of 0.10% per annum, in addition to an upfront fee equal to its pro rata share of 0.04% of the amount of the credit facility. Prior to Oct. 15, 2009, the credit facility agreement, which was a collective agreement between the Fund and certain other funds in the RiverSource Family of Funds, severally and not jointly, permitted collective borrowings up to $475 million. Interest was charged to each Fund based on its borrowings at a rate equal to the federal funds rate plus 0.75%. The Fund also paid a commitment fee equal to its pro rata share of the amount of the credit facility at a rate of 0.06% per annum, in addition to an upfront fee equal to its pro rata share of 0.02% of the amount of the credit facility. The Fund had no borrowings during the six months ended Nov. 30, 2009.

10. FEDERAL TAX INFORMATION

Net investment income (loss) and net realized gains (losses) may differ for financial statement and tax purposes primarily because of foreign currency transactions, re-characterization of REIT distributions, investments in partnerships, post-October losses and losses deferred due to wash sales. The character of distributions made during the year from net investment income or net realized gains may differ from their ultimate characterization for federal income tax purposes. Also, due to the timing of dividend distributions, the fiscal year in which amounts are distributed may differ from the year that the income or realized gains (losses) were recorded by the Fund.


--------------------------------------------------------------------------------
       RIVERSOURCE PARTNERS AGGRESSIVE GROWTH FUND -- 2009 SEMIANNUAL REPORT  41

NOTES TO FINANCIAL STATEMENTS (continued) --------------------------------------


For federal income tax purposes the Fund had a capital loss carry-over of $420,383,027 at May 31, 2009, that if not offset by capital gains will expire as follows:

    2010            2011           2012           2017
$315,348,050    $23,741,111    $27,111,944    $54,181,922


Because the measurement periods for a regulated investment company's income are different for excise tax purposes versus income tax purposes, special rules are in place to protect the amount of earnings and profits needed to support excise tax distributions. As a result, the Fund is permitted to treat net capital losses realized between Nov. 1, 2008 and its fiscal year end (post-October loss) as occurring on the first day of the following tax year. At May 31, 2009, the Fund had a post-October loss of $108,007,079 that is treated for income tax purposes as occurring on June 1, 2009.

For the year ended May 31, 2009, $763,613,904 of capital loss carry-over expired unused. It is unlikely the Board will authorize a distribution of any net realized capital gains until the available capital loss carry-over has been offset or expires. There is no assurance that the Fund will be able to utilize all of its capital loss carry-over before it expires.

11. SUBSEQUENT EVENTS

Management has evaluated Fund related events and transactions that occurred during the period from the date of the Statement of Assets and Liabilities through Jan. 20, 2010, the date of issuance of the Fund's financial statements. There were no events or transactions that occurred during the period that materially impacted the amounts or disclosures in the Fund's financial statements, other than as noted below.

The Board of Directors of RiverSource Partners Aggressive Growth Fund has authorized and approved the proposed merger of the Fund into RiverSource Mid Cap Growth Fund. At a Special Meeting of Shareholders scheduled to be held on March 10, 2010, shareholders who owned shares of the Fund on Jan. 15, 2010 will vote on the merger. If approved, the merger is anticipated to take place before the end of the second quarter of 2010.

12. INFORMATION REGARDING PENDING AND SETTLED LEGAL PROCEEDINGS

In June 2004, an action captioned John E. Gallus et al. v. American Express Financial Corp. and American Express Financial Advisors Inc. was filed in the United States District Court for the District of Arizona. The plaintiffs allege that

--------------------------------------------------------------------------------
42  RIVERSOURCE PARTNERS AGGRESSIVE GROWTH FUND -- 2009 SEMIANNUAL REPORT

--------------------------------------------------------------------------------




they are investors in several American Express Company (now known as RiverSource) mutual funds and they purport to bring the action derivatively on behalf of those funds under the Investment Company Act of 1940. The plaintiffs allege that fees allegedly paid to the defendants by the funds for investment advisory and administrative services are excessive. The plaintiffs seek remedies including restitution and rescission of investment advisory and distribution agreements. The plaintiffs voluntarily agreed to transfer this case to the United States District Court for the District of Minnesota (the District Court). In response to defendants' motion to dismiss the complaint, the District Court dismissed one of plaintiffs' four claims and granted plaintiffs limited discovery. Defendants moved for summary judgment in April 2007. Summary judgment was granted in the defendants' favor on July 9, 2007. The plaintiffs filed a notice of appeal with the Eighth Circuit Court of Appeals (the Eighth Circuit) on August 8, 2007. On April 8, 2009, the Eighth Circuit reversed summary judgment and remanded to the District Court for further proceedings. On August 6, 2009, defendants filed a writ of certiorari with the U.S. Supreme Court, asking the U.S. Supreme Court to stay the District Court proceedings while the U.S. Supreme Court considers and rules in a case captioned Jones v. Harris Associates, which involves issues of law similar to those presented in the Gallus case.

In December 2005, without admitting or denying the allegations, American Express Financial Corporation (AEFC, which is now known as Ameriprise Financial, Inc. (Ameriprise Financial)), entered into settlement agreements with the Securities and Exchange Commission (SEC) and Minnesota Department of Commerce (MDOC) related to market timing activities. As a result, AEFC was censured and ordered to cease and desist from committing or causing any violations of certain provisions of the Investment Advisers Act of 1940, the Investment Company Act of 1940, and various Minnesota laws. AEFC agreed to pay disgorgement of $10 million and civil money penalties of $7 million. AEFC also agreed to retain an independent distribution consultant to assist in developing a plan for distribution of all disgorgement and civil penalties ordered by the SEC in accordance with various undertakings detailed at http://www.sec.gov/litigation/admin/ia-2451.pdf. Ameriprise Financial and its affiliates have cooperated with the SEC and the MDOC in these legal proceedings, and have made regular reports to the RiverSource Funds' Boards of Directors/Trustees.

On November 7, 2008, RiverSource Investments, LLC, a subsidiary of Ameriprise Financial, Inc., acquired J. & W. Seligman & Co. Incorporated (Seligman). In late 2003, Seligman conducted an extensive internal review concerning mutual fund trading practices. Seligman's review, which covered the

--------------------------------------------------------------------------------
       RIVERSOURCE PARTNERS AGGRESSIVE GROWTH FUND -- 2009 SEMIANNUAL REPORT  43

NOTES TO FINANCIAL STATEMENTS (continued) --------------------------------------



period 2001-2003, noted one arrangement that permitted frequent trading in certain open-end registered investment companies managed by Seligman (the Seligman Funds); this arrangement was in the process of being closed down by Seligman before September 2003. Seligman identified three other arrangements that permitted frequent trading, all of which had been terminated by September 2002. In January 2004, Seligman, on a voluntary basis, publicly disclosed these four arrangements to its clients and to shareholders of the Seligman Funds. Seligman also provided information concerning mutual fund trading practices to the SEC and the Office of the Attorney General of the State of New York (NYAG).

In September 2006, the NYAG commenced a civil action in New York State Supreme Court against Seligman, Seligman Advisors, Inc. (now known as RiverSource Fund Distributors, Inc.), Seligman Data Corp. and Brian T. Zino (collectively, the Seligman Parties), alleging, in substance, that the Seligman Parties permitted various persons to engage in frequent trading and, as a result, the prospectus disclosure used by the registered investment companies then managed by Seligman was and had been misleading. The NYAG included other related claims and also claimed that the fees charged by Seligman to the Seligman Funds were excessive. On March 13, 2009, without admitting or denying any violations of law or wrongdoing, the Seligman Parties entered into a stipulation of settlement with the NYAG and settled the claims made by the NYAG. Under the terms of the settlement, Seligman paid $11.3 million to four Seligman Funds. This settlement resolved all outstanding matters between the Seligman Parties and the NYAG. In addition to the foregoing matter, the New York staff of the SEC indicated in September 2005 that it was considering recommending to the Commissioners of the SEC the instituting of a formal action against Seligman and Seligman Advisors, Inc. relating to frequent trading in the Seligman Funds. Seligman responded to the staff in October 2005 that it believed that any action would be both inappropriate and unnecessary, especially in light of the fact that Seligman had previously resolved the underlying issue with the Independent Directors of the Seligman Funds and made recompense to the affected Seligman Funds. There have been no further developments with the SEC on this matter.

Ameriprise Financial and certain of its affiliates have historically been involved in a number of legal, arbitration and regulatory proceedings, including routine litigation, class actions, and governmental actions, concerning matters arising in connection with the conduct of their business activities. Ameriprise Financial believes that the Funds are not currently the subject of, and that neither Ameriprise Financial nor any of its affiliates are the subject of, any pending legal, arbitration or regulatory proceedings that are likely to have a material

--------------------------------------------------------------------------------
44  RIVERSOURCE PARTNERS AGGRESSIVE GROWTH FUND -- 2009 SEMIANNUAL REPORT

--------------------------------------------------------------------------------




adverse effect on the Funds or the ability of Ameriprise Financial or its affiliates to perform under their contracts with the Funds. Ameriprise Financial is required to make 10-Q, 10-K and, as necessary, 8-K filings with the Securities and Exchange Commission on legal and regulatory matters that relate to Ameriprise Financial and its affiliates. Copies of these filings may be obtained by accessing the SEC website at www.sec.gov.

There can be no assurance that these matters, or the adverse publicity associated with them, will not result in increased fund redemptions, reduced sale of fund shares or other adverse consequences to the Funds. Further, although we believe proceedings are not likely to have a material adverse effect on the Funds or the ability of Ameriprise Financial or its affiliates to perform under their contracts with the Funds, these proceedings are subject to uncertainties and, as such, we are unable to estimate the possible loss or range of loss that may result. An adverse outcome in one or more of these proceedings could result in adverse judgments, settlements, fines, penalties or other relief that could have a material adverse effect on the consolidated financial condition or results of operations of Ameriprise Financial.


--------------------------------------------------------------------------------
       RIVERSOURCE PARTNERS AGGRESSIVE GROWTH FUND -- 2009 SEMIANNUAL REPORT  45

PROXY VOTING  ------------------------------------------------------------------

The policy of the Board is to vote the proxies of the companies in which the Fund holds investments consistent with the procedures as stated in the Statement of Additional Information (SAI). You may obtain a copy of the SAI without charge by calling the RiverSource Family of Funds at 1(800) 221-2450; contacting your financial intermediary; visiting riversource.com/funds; or searching the website of the Securities and Exchange Commission (SEC) at http://www.sec.gov. Information regarding how the Fund voted proxies relating to portfolio securities is filed with the SEC by August 31 for the most recent 12-month period ending June 30 of that year, and is available without charge by visiting riversource.com/funds; or searching the website of the SEC at www.sec.gov.


--------------------------------------------------------------------------------
46  RIVERSOURCE PARTNERS AGGRESSIVE GROWTH FUND -- 2009 SEMIANNUAL REPORT

RIVERSOURCE PARTNERS AGGRESSIVE GROWTH FUND
734 Ameriprise Financial Center
Minneapolis, MN 55474

RIVERSOURCE.COM/FUNDS


                                This report must be accompanied or preceded by the Fund's
                                current prospectus. RiverSource(R) mutual funds are
                                distributed by RiverSource Fund Distributors, Inc., Member
                                FINRA, and managed by RiverSource Investments, LLC.
                                RiverSource is part of Ameriprise Financial, Inc.
(RIVERSOURCE INVESTMENTS LOGO)  (C)2010 RiverSource Investments, LLC.                              S-6271 H (1/10)

Semiannual Report

                                                  (RIVERSOURCE INVESTMENTS LOGO)

RIVERSOURCE
PARTNERS FUNDAMENTAL VALUE FUND

SEMIANNUAL REPORT FOR
THE PERIOD ENDED
NOVEMBER 30, 2009


RIVERSOURCE PARTNERS FUNDAMENTAL VALUE FUND SEEKS TO
PROVIDE SHAREHOLDERS WITH LONG-TERM CAPITAL GROWTH.

                                                    (SINGLE STRATEGY FUNDS ICON)

TABLE OF CONTENTS --------------------------------------------------------------


Your Fund at a Glance..............    2

Fund Expenses Example..............    6

Portfolio of Investments...........    8

Statement of Assets and
  Liabilities......................   15

Statement of Operations............   16

Statements of Changes in Net
  Assets...........................   17

Financial Highlights...............   19

Notes to Financial Statements......   24

Proxy Voting.......................   38




--------------------------------------------------------------------------------
        RIVERSOURCE PARTNERS FUNDAMENTAL VALUE FUND -- 2009 SEMIANNUAL REPORT  1

YOUR FUND AT A GLANCE ----------------------------------------------------------
(UNAUDITED)

FUND SUMMARY
--------------------------------------------------------------------------------

> RiverSource Partners Fundamental Value Fund (the Fund) Class A shares increased 19.68% (excluding sales charges) for the six-month period ended Nov. 30, 2009.

> The Fund underperformed its benchmark, the S&P 500 Index, which gained 20.50% during the same six-month period.

> The Fund outperformed its peer group, as represented by the Lipper Large-Cap
  Core Funds Index, which advanced 18.72% during the same period.

ANNUALIZED TOTAL RETURNS (for period ended Nov. 30, 2009)
--------------------------------------------------------------------------------


                                                                         SINCE
                                                                       INCEPTION
                                 6 MONTHS*   1 YEAR  3 YEARS  5 YEARS   6/18/01
--------------------------------------------------------------------------------
RiverSource Partners
  Fundamental Value Fund
  Class A (excluding sales
  charge)                         +19.68%   +28.41%   -6.24%   +0.68%    +1.75%
--------------------------------------------------------------------------------
S&P 500 Index(1) (unmanaged)      +20.50%   +25.39%   -5.79%   +0.71%    +0.76%
--------------------------------------------------------------------------------
Lipper Large-Cap Core Funds
  Index(2)                        +18.72%   +27.45%   -5.32%   +0.76%    +0.57%
--------------------------------------------------------------------------------



* Not annualized.

The performance information shown represents past performance and is not a guarantee of future results. The investment return and principal value of your investment will fluctuate so that your shares, when redeemed, may be worth more or less than their original cost. Current performance may be lower or higher than the performance information shown. You may obtain performance information current to the most recent month-end by contacting your financial intermediary, visiting riversource.com/funds or calling 1(800) 221-2450.

The 5.75% sales charge applicable to Class A shares of the Fund is not reflected in the table above. If reflected, returns would be lower than those shown. The performance of other classes may vary from that shown because of differences in fees and expenses. The Fund's returns reflect the effect of fee waivers/expense reimbursements, if any. Without such waivers/reimbursements, the Fund's returns would be lower. See the Average Annual Total Returns table for performance of other share classes of the Fund.

The indices do not reflect the effects of sales charges, expenses (excluding Lipper) and taxes. It is not possible to invest directly in an index.

(1) The Standard & Poor's 500 Index (S&P 500 Index), an unmanaged index of common stocks, is frequently used as a general measure of market performance. The index reflects reinvestment of all distributions and changes in market prices.
(2) The Lipper Large-Cap Core Funds Index includes the 30 largest large-cap core funds tracked by Lipper Inc. The index's returns include net reinvested dividends. The Fund's performance is currently measured against this index for purposes of determining the performance incentive adjustment.


--------------------------------------------------------------------------------
2  RIVERSOURCE PARTNERS FUNDAMENTAL VALUE FUND -- 2009 SEMIANNUAL REPORT

--------------------------------------------------------------------------------

AVERAGE ANNUAL TOTAL RETURNS
--------------------------------------------------------------------------------

AT NOV. 30, 2009
                                                                    SINCE
Without sales charge        6 MONTHS*   1 YEAR  3 YEARS  5 YEARS  INCEPTION
Class A (inception
  6/18/01)                   +19.68%   +28.41%   -6.24%   +0.68%    +1.75%
---------------------------------------------------------------------------
Class B (inception
  6/18/01)                   +19.15%   +27.43%   -6.96%   -0.08%    +0.98%
---------------------------------------------------------------------------
Class C (inception
  6/18/01)                   +19.05%   +27.64%   -6.93%   -0.08%    +1.03%
---------------------------------------------------------------------------
Class I (inception
  3/4/04)                    +20.00%   +29.26%   -5.87%   +1.08%    +1.51%
---------------------------------------------------------------------------
Class R4 (inception
  6/18/01)                   +19.84%   +28.89%   -5.93%   +0.94%    +1.98%
---------------------------------------------------------------------------

With sales charge
Class A (inception
  6/18/01)                   +12.80%   +21.03%   -8.07%   -0.51%    +1.04%
---------------------------------------------------------------------------
Class B (inception
  6/18/01)                   +14.15%   +22.43%   -7.72%   -0.41%    +0.98%
---------------------------------------------------------------------------
Class C (inception
  6/18/01)                   +18.05%   +26.64%   -6.93%   -0.08%    +1.03%
---------------------------------------------------------------------------



Class A share performance reflects the maximum initial sales charge of 5.75%. Class B share performance reflects a contingent deferred sales charge (CDSC) applied as follows: first year 5%; second year 4%; third and fourth years 3%; fifth year 2%; sixth year 1%; no sales charge thereafter. Class C shares may be subject to a 1% CDSC if shares are sold within one year after purchase. Sales charges do not apply to Class I and Class R4 shares. Class I and Class R4 shares are available to qualifying institutional investors only.

* Not annualized.


--------------------------------------------------------------------------------
        RIVERSOURCE PARTNERS FUNDAMENTAL VALUE FUND -- 2009 SEMIANNUAL REPORT  3

YOUR FUND AT A GLANCE (continued) ----------------------------------------------

STYLE MATRIX
--------------------------------------------------------------------------------

Style/Size

         STYLE
VALUE    BLEND   GROWTH
   X                      LARGE
                          MEDIUM   SIZE
                          SMALL



Shading within the style matrix approximates areas in which the Fund is designed to generally invest.

The style matrix can be a valuable tool for constructing and monitoring your portfolio. It provides a frame of reference for distinguishing the types of stocks or bonds owned by a mutual fund, and may serve as a guideline for helping you build a portfolio.

Investment products, including shares of mutual funds, are not federally or FDIC-insured, are not deposits or obligations of, or guaranteed by any financial institution, and involve investment risks including possible loss of principal and fluctuation in value.




--------------------------------------------------------------------------------
4  RIVERSOURCE PARTNERS FUNDAMENTAL VALUE FUND -- 2009 SEMIANNUAL REPORT

--------------------------------------------------------------------------------

SECTOR BREAKDOWN(1) (at Nov. 30, 2009; % of portfolio assets)
---------------------------------------------------------------------

Consumer Discretionary                      9.5%
------------------------------------------------
Consumer Staples                           12.3%
------------------------------------------------
Energy                                     15.8%
------------------------------------------------
Financials                                 28.8%
------------------------------------------------
Health Care                                 9.5%
------------------------------------------------
Industrials                                 7.1%
------------------------------------------------
Information Technology                      8.5%
------------------------------------------------
Materials                                   6.6%
------------------------------------------------
Utilities                                   0.2%
------------------------------------------------
Other(2)                                    1.7%
------------------------------------------------


(1) Sectors can be comprised of several industries. Please refer to the section entitled "Portfolio of Investments" for a complete listing. No single industry exceeds 25% of portfolio assets.

    Percentages indicated are based upon total investments (excluding Investments of Cash Collateral Received for Securities on Loan) as of Nov. 30, 2009. The Fund's composition is subject to change.

(2) Cash & Cash Equivalents.

The sectors identified above are based on the Global Industry Classification Standard (GICS), which was developed by and is the exclusive property of Morgan Stanley Capital International Inc. and Standard & Poor's, a division of The McGraw-Hill Companies, Inc.

TOP TEN HOLDINGS (at Nov. 30, 2009; % of portfolio assets)
---------------------------------------------------------------------

Berkshire Hathaway Cl B                     4.9%
------------------------------------------------
Occidental Petroleum                        4.7%
------------------------------------------------
Costco Wholesale                            4.5%
------------------------------------------------
Wells Fargo & Co                            4.3%
------------------------------------------------
American Express                            4.3%
------------------------------------------------
EOG Resources                               3.2%
------------------------------------------------
Devon Energy                                3.1%
------------------------------------------------
Loews                                       2.6%
------------------------------------------------
JPMorgan Chase & Co                         2.6%
------------------------------------------------
Merck & Co                                  2.4%
------------------------------------------------


Percentages indicated are based upon total investments (excluding Investments of Cash Collateral Received for Securities on Loan and Cash & Cash Equivalents) as of Nov. 30, 2009.

For further detail about these holdings, please refer to the section entitled "Portfolio of Investments."

Fund holdings are of the date given, are subject to change at any time, and are not recommendations to buy or sell any security.


--------------------------------------------------------------------------------
        RIVERSOURCE PARTNERS FUNDAMENTAL VALUE FUND -- 2009 SEMIANNUAL REPORT  5

FUND EXPENSES EXAMPLE ----------------------------------------------------------
(UNAUDITED)

As a shareholder of the Fund, you incur two types of costs: (1) transaction costs, including sales charges (loads) on purchase payments; and (2) ongoing costs, which may include management fees; distribution and service (12b-1) fees; and other Fund fees and expenses. This example is intended to help you understand your ongoing costs (in dollars) of investing in the Fund and to compare these costs with the ongoing costs of investing in other mutual funds. In addition to the ongoing expenses which the Fund bears directly, the Fund's shareholders indirectly bear the ongoing expenses of any funds in which the Fund invests (also referred to as "acquired funds"), including affiliated and non-affiliated pooled investment vehicles (including mutual funds and exchange traded funds). The Fund's indirect expense from investing in the acquired funds is based on the Fund's pro rata portion of the ongoing expenses charged by acquired funds using the expense ratio of each of the acquired funds as of the acquired fund's most recent shareholder report.

The example is based on an investment of $1,000 invested at the beginning of the period and held for the six months ended Nov. 30, 2009.

ACTUAL EXPENSES
The first line of the table provides information about actual account values and actual expenses. You may use the information in this line, together with the amount you invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the result by the number in the first line under the heading titled "Expenses paid during the period" to estimate the expenses you paid on your account during this period.

HYPOTHETICAL EXAMPLE FOR COMPARISON PURPOSES
The second line of the table provides information about hypothetical account values and hypothetical expenses based on the Fund's actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not the Fund's actual return. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare the ongoing costs of investing in the Fund and other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of the other funds.

Please note that the expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any transactional costs, such as sales charges (loads). Therefore, the second line of the table is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds. In addition, if these transactional costs were included, your costs would have been higher.


--------------------------------------------------------------------------------
6  RIVERSOURCE PARTNERS FUNDAMENTAL VALUE FUND -- 2009 SEMIANNUAL REPORT

--------------------------------------------------------------------------------

                                  BEGINNING        ENDING        EXPENSES
                                ACCOUNT VALUE  ACCOUNT VALUE   PAID DURING     ANNUALIZED
                                 JUNE 1, 2009  NOV. 30, 2009  THE PERIOD(a)  EXPENSE RATIO
------------------------------------------------------------------------------------------
Class A
------------------------------------------------------------------------------------------
  Actual(b)                         $1,000       $1,196.80        $ 6.18         1.11%
------------------------------------------------------------------------------------------
  Hypothetical
  (5% return before expenses)       $1,000       $1,019.72        $ 5.68         1.11%
------------------------------------------------------------------------------------------

Class B
------------------------------------------------------------------------------------------
  Actual(b)                         $1,000       $1,191.50        $10.44         1.88%
------------------------------------------------------------------------------------------
  Hypothetical
  (5% return before expenses)       $1,000       $1,015.81        $ 9.60         1.88%
------------------------------------------------------------------------------------------

Class C
------------------------------------------------------------------------------------------
  Actual(b)                         $1,000       $1,190.50        $10.38         1.87%
------------------------------------------------------------------------------------------
  Hypothetical
  (5% return before expenses)       $1,000       $1,015.86        $ 9.55         1.87%
------------------------------------------------------------------------------------------

Class I
------------------------------------------------------------------------------------------
  Actual(b)                         $1,000       $1,200.00        $ 3.68          .66%
------------------------------------------------------------------------------------------
  Hypothetical
  (5% return before expenses)       $1,000       $1,022.00        $ 3.38          .66%
------------------------------------------------------------------------------------------

Class R4
------------------------------------------------------------------------------------------
  Actual(b)                         $1,000       $1,198.40        $ 5.35          .96%
------------------------------------------------------------------------------------------
  Hypothetical
  (5% return before expenses)       $1,000       $1,020.48        $ 4.92          .96%
------------------------------------------------------------------------------------------


(a) Expenses are equal to the annualized expense ratio for each class as indicated above, multiplied by the average account value over the period, multiplied by 185/365 (to reflect the one-half year period).
(b) Based on the actual return for the six months ended Nov. 30, 2009: +19.68% for Class A, +19.15% for Class B, +19.05% for Class C, +20.00% for Class I, and +19.84% for Class R4.


--------------------------------------------------------------------------------
        RIVERSOURCE PARTNERS FUNDAMENTAL VALUE FUND -- 2009 SEMIANNUAL REPORT  7

PORTFOLIO OF INVESTMENTS -------------------------------------------------------


NOV. 30, 2009 (UNAUDITED)
(Percentages represent value of investments compared to net assets)

INVESTMENTS IN SECURITIES


COMMON STOCKS (97.2%)
ISSUER                                                 SHARES                VALUE(a)
AIR FREIGHT & LOGISTICS (0.5%)
United Parcel Service Cl B                              53,650(f)          $3,083,266
-------------------------------------------------------------------------------------

AUTOMOBILES (1.2%)
Harley-Davidson                                        251,090              7,316,763
-------------------------------------------------------------------------------------

BEVERAGES (3.0%)
Coca-Cola                                               58,400              3,340,480
Diageo ADR                                             112,060(c)           7,576,377
Heineken Holding                                       170,190(c,f)         7,012,373
                                                                      ---------------
Total                                                                      17,929,230
-------------------------------------------------------------------------------------

CAPITAL MARKETS (4.1%)
Bank of New York Mellon                                354,800(f)           9,451,872
GAM Holding                                            251,800(c,f)         2,998,338
Goldman Sachs Group                                     21,070              3,574,736
Julius Baer Group                                      251,800(c)           8,310,612
                                                                      ---------------
Total                                                                      24,335,558
-------------------------------------------------------------------------------------

CHEMICALS (0.8%)
Monsanto                                                38,000              3,068,500
Potash Corp of Saskatchewan                             13,585(c)           1,527,226
                                                                      ---------------
Total                                                                       4,595,726
-------------------------------------------------------------------------------------

COMMERCIAL BANKS (4.2%)
Wells Fargo & Co                                       886,963(f)          24,870,443
-------------------------------------------------------------------------------------

COMMERCIAL SERVICES & SUPPLIES (1.6%)
Iron Mountain                                          389,256(b,f)         9,342,144
-------------------------------------------------------------------------------------

COMPUTERS & PERIPHERALS (1.5%)
Hewlett-Packard                                        183,870              9,020,662
-------------------------------------------------------------------------------------

CONSTRUCTION MATERIALS (1.5%)
Martin Marietta Materials                               67,600(f)           5,765,604
Vulcan Materials                                        67,510(f)           3,272,885
                                                                      ---------------
Total                                                                       9,038,489
-------------------------------------------------------------------------------------

CONSUMER FINANCE (4.2%)
American Express                                       592,760(f)          24,795,151
-------------------------------------------------------------------------------------

CONTAINERS & PACKAGING (2.2%)
Sealed Air                                             572,162(f)          12,753,491
-------------------------------------------------------------------------------------

DIVERSIFIED CONSUMER SERVICES (0.5%)
H&R Block                                              156,200(f)           3,170,860
-------------------------------------------------------------------------------------

DIVERSIFIED FINANCIAL SERVICES (3.2%)
JPMorgan Chase & Co                                    354,490             15,062,280
Moody's                                                164,230(f)           3,815,063
                                                                      ---------------
Total                                                                      18,877,343
-------------------------------------------------------------------------------------

ELECTRICAL EQUIPMENT (0.4%)
ABB ADR                                                132,690(b,c)         2,436,188
-------------------------------------------------------------------------------------

ELECTRONIC EQUIPMENT, INSTRUMENTS & COMPONENTS (1.2%)
Agilent Technologies                                   236,620(b,f)         6,843,050
-------------------------------------------------------------------------------------

ENERGY EQUIPMENT & SERVICES (0.9%)
Transocean                                              60,644(b,c)         5,178,391
-------------------------------------------------------------------------------------

FOOD & STAPLES RETAILING (6.5%)
Costco Wholesale                                       433,054(f)          25,944,265
CVS Caremark                                           392,001             12,155,951
                                                                      ---------------
Total                                                                      38,100,216
-------------------------------------------------------------------------------------

FOOD PRODUCTS (0.2%)
Hershey                                                 37,440(f)           1,324,253
-------------------------------------------------------------------------------------

HEALTH CARE EQUIPMENT & SUPPLIES (1.2%)
Becton Dickinson & Co                                   70,600(f)           5,280,880
CareFusion                                              58,456(b,f)         1,509,918
                                                                      ---------------
Total                                                                       6,790,798
-------------------------------------------------------------------------------------

HEALTH CARE PROVIDERS & SERVICES (3.2%)
Cardinal Health                                        118,150              3,807,975
Express Scripts                                         89,730(b)           7,698,834
Laboratory Corp of America Holdings                     32,400(b,f)         2,363,904
UnitedHealth Group                                     173,530              4,975,105
                                                                      ---------------
Total                                                                      18,845,818
-------------------------------------------------------------------------------------


See accompanying Notes to Portfolio of Investments.

--------------------------------------------------------------------------------
8  RIVERSOURCE PARTNERS FUNDAMENTAL VALUE FUND -- 2009 SEMIANNUAL REPORT

--------------------------------------------------------------------------------

COMMON STOCKS (CONTINUED)
ISSUER                                                 SHARES                VALUE(a)

HOUSEHOLD DURABLES (0.3%)
Garmin                                                  16,500(c,f)          $493,020
Hunter Douglas                                          24,007(c,f)         1,146,127
                                                                      ---------------
Total                                                                       1,639,147
-------------------------------------------------------------------------------------

HOUSEHOLD PRODUCTS (1.5%)
Procter & Gamble                                       143,900              8,972,165
-------------------------------------------------------------------------------------

INDEPENDENT POWER PRODUCERS & ENERGY TRADERS (0.2%)
AES                                                     90,400(b)           1,151,696
-------------------------------------------------------------------------------------

INDUSTRIAL CONGLOMERATES (0.8%)
Tyco Intl                                              130,761(c)           4,690,397
-------------------------------------------------------------------------------------

INSURANCE (11.9%)
American Intl Group                                     16,055(b,f)           455,962
Berkshire Hathaway Cl B                                  8,484(b)          28,446,853
Fairfax Financial Holdings                               5,990(c)           2,120,460
Hartford Financial Services Group                      111,200(f)           2,719,952
Loews                                                  425,700             15,078,294
Markel                                                   1,590(b,f)           539,010
Principal Financial Group                               48,000(f)           1,218,720
Progressive                                            762,020(b)          12,779,075
Sun Life Financial                                      29,220(c)             810,855
Transatlantic Holdings                                 115,007              6,214,978
                                                                      ---------------
Total                                                                      70,384,159
-------------------------------------------------------------------------------------

INTERNET & CATALOG RETAIL (0.9%)
Amazon.com                                              30,440(b)           4,137,100
Liberty Media -- Interactive Cl A                      126,400(b,h)         1,344,896
                                                                      ---------------
Total                                                                       5,481,996
-------------------------------------------------------------------------------------

INTERNET SOFTWARE & SERVICES (1.6%)
Google Cl A                                             16,462(b,f)         9,597,346
-------------------------------------------------------------------------------------

IT SERVICES (0.3%)
Visa Cl A                                               21,240(f)           1,720,440
-------------------------------------------------------------------------------------

MACHINERY (0.2%)
PACCAR                                                  39,060(f)           1,448,345
-------------------------------------------------------------------------------------

MARINE (1.0%)
China Shipping Development Series H                  1,432,000(c,f)         2,102,744
Kuehne & Nagel Intl                                     36,658(c,f)         3,540,253
                                                                      ---------------
Total                                                                       5,642,997
-------------------------------------------------------------------------------------

MEDIA (3.8%)
Comcast Special Cl A                                   290,020              4,005,176
DIRECTV Group Cl A                                     101,201(b)           3,200,994
Grupo Televisa ADR                                     130,780(c)           2,690,145
Liberty Media-Starz Series A                            10,118(b,f,h)         484,165
News Corp Cl A                                         616,570              7,065,892
Walt Disney                                            160,200(f)           4,841,244
                                                                      ---------------
Total                                                                      22,287,616
-------------------------------------------------------------------------------------

METALS & MINING (1.0%)
BHP Billiton                                            97,300(c)           2,972,939
Rio Tinto                                               53,227(c)           2,703,669
                                                                      ---------------
Total                                                                       5,676,608
-------------------------------------------------------------------------------------

OIL, GAS & CONSUMABLE FUELS (15.0%)
Canadian Natural Resources                             200,600(c)          13,468,284
China Coal Energy Series H                           3,365,100(c,f)         5,705,510
ConocoPhillips                                          42,016              2,175,168
Devon Energy                                           263,900(f)          17,773,665
EOG Resources                                          216,900(f)          18,759,681
Occidental Petroleum                                   335,870             27,134,937
OGX Petroleo e Gas Participacoes                         3,430(c)           2,901,875
                                                                      ---------------
Total                                                                      87,919,120
-------------------------------------------------------------------------------------

PAPER & FOREST PRODUCTS (1.0%)
Sino-Forest Cl A                                       332,910(b,c)         5,827,187
-------------------------------------------------------------------------------------

PERSONAL PRODUCTS (0.1%)
Natura Cosmeticos                                       37,400(c)             714,867
-------------------------------------------------------------------------------------

PHARMACEUTICALS (5.1%)
Johnson & Johnson                                      174,600(f)          10,971,864
Merck & Co                                             380,988             13,795,575
Pfizer                                                 294,200              5,345,614
                                                                      ---------------
Total                                                                      30,113,053
-------------------------------------------------------------------------------------


                             See accompanying Notes to Portfolio of Investments.

--------------------------------------------------------------------------------
        RIVERSOURCE PARTNERS FUNDAMENTAL VALUE FUND -- 2009 SEMIANNUAL REPORT  9

PORTFOLIO OF INVESTMENTS (continued) -------------------------------------------

COMMON STOCKS (CONTINUED)
ISSUER                                                 SHARES                VALUE(a)

PROFESSIONAL SERVICES (1.2%)
Dun & Bradstreet                                        90,100             $7,080,959
-------------------------------------------------------------------------------------

REAL ESTATE MANAGEMENT & DEVELOPMENT (1.1%)
Brookfield Asset Management Cl A                       128,900(c)           2,735,258
Hang Lung Group                                        825,000(c)           4,039,865
                                                                      ---------------
Total                                                                       6,775,123
-------------------------------------------------------------------------------------

SEMICONDUCTORS & SEMICONDUCTOR EQUIPMENT (1.5%)
Texas Instruments                                      348,960(f)           8,825,198
-------------------------------------------------------------------------------------

SOFTWARE (2.4%)
Activision Blizzard                                    247,000(b)           2,813,330
Microsoft                                              394,000             11,587,540
                                                                      ---------------
Total                                                                      14,400,870
-------------------------------------------------------------------------------------

SPECIALTY RETAIL (1.9%)
Bed Bath & Beyond                                      190,860(b,f)         7,130,530
CarMax                                                 193,900(b,f)         3,854,732
                                                                      ---------------
Total                                                                      10,985,262
-------------------------------------------------------------------------------------

TOBACCO (0.9%)
Philip Morris Intl                                     108,300              5,208,147
-------------------------------------------------------------------------------------

TRANSPORTATION INFRASTRUCTURE (1.4%)
China Merchants Holdings Intl                        1,973,562(c,f)         6,137,181
COSCO Pacific                                        1,144,439(c)           1,594,842
LLX Logistica                                           77,100(b,c)           390,936
                                                                      ---------------
Total                                                                       8,122,959
-------------------------------------------------------------------------------------
TOTAL COMMON STOCKS
(Cost: $500,576,799)                                                     $573,313,497
-------------------------------------------------------------------------------------





BONDS (1.1%)
                                    COUPON           PRINCIPAL
ISSUER                               RATE              AMOUNT                VALUE(a)
AUTOMOTIVE (0.9%)
Harley-Davidson
 Sr Unsecured
 02-01-14                            15.00%          $4,000,000            $4,973,536
-------------------------------------------------------------------------------------

PAPER (0.2%)
Sino-Forest Cv
 08-01-13                             5.00            1,221,000(c,d,e)      1,249,913
-------------------------------------------------------------------------------------
TOTAL BONDS
(Cost: $5,221,000)                                                         $6,223,449
-------------------------------------------------------------------------------------





MONEY MARKET FUND (1.7%)
                                                       SHARES                VALUE(a)
RiverSource Short-Term Cash Fund, 0.20%              10,102,096(g)        $10,102,096
-------------------------------------------------------------------------------------
TOTAL MONEY MARKET FUND
(Cost: $10,102,096)                                                       $10,102,096
-------------------------------------------------------------------------------------



INVESTMENTS OF CASH COLLATERAL RECEIVED
FOR SECURITIES ON LOAN (26.7%)
                                                       SHARES                VALUE(a)
CASH COLLATERAL REINVESTMENT FUND (6.1%)
JPMorgan Prime Money Market Fund                     36,047,993           $36,047,993
-------------------------------------------------------------------------------------





                                    COUPON           PRINCIPAL
ISSUER                               RATE              AMOUNT                VALUE(a)
ASSET-BACKED COMMERCIAL PAPER (6.8%)
Antalis US Funding
 01-20-10                            0.23%           $3,998,390            $3,998,390
Cancara Asset Securitisation LLC
 02-12-10                            0.27             3,997,360             3,997,360
Ebbets Funding LLC
 12-07-09                            0.50             1,999,806             1,999,806
Elysian Funding LLC
 12-07-09                            0.45             1,999,825             1,999,825
Grampian Funding LLC
 12-14-09                            0.28             4,998,756             4,998,756
Hannover Funding LLC
 12-01-09                            0.70             4,999,319             4,999,319
Rheingold Securitization
 12-16-09                            0.38             3,996,749             3,996,749
Rhein-Main Securitisation
 01-21-10                            0.41             4,994,761             4,994,761
Scaldis Capital LLC
 12-18-09                            0.24             4,999,033             4,999,033


See accompanying Notes to Portfolio of Investments.

--------------------------------------------------------------------------------
10  RIVERSOURCE PARTNERS FUNDAMENTAL VALUE FUND -- 2009 SEMIANNUAL REPORT

--------------------------------------------------------------------------------

INVESTMENTS OF CASH COLLATERAL RECEIVED
FOR SECURITIES ON LOAN (CONTINUED)
                                    COUPON           PRINCIPAL
ISSUER                               RATE              AMOUNT                VALUE(a)
ASSET-BACKED COMMERCIAL PAPER (CONT.)
Versailles LLC
 12-17-09                            0.40%           $3,998,667            $3,998,667
                                                                      ---------------
Total                                                                      39,982,666
-------------------------------------------------------------------------------------

CERTIFICATES OF DEPOSIT (8.7%)
Banco Espirito Santo e Comm NY
 12-01-09                            0.30             6,999,999             6,999,999
Barclays Seoul
 02-16-10                            0.36             1,000,000             1,000,000
Bayrische Hypo-Und Vereinsbank NY
 02-01-10                            0.43             3,000,000             3,000,000
Clydesdale Bank
 12-01-09                            0.38             4,996,783             4,996,783
Commerzbank Frankfurt
 12-01-09                            0.20             5,000,000             5,000,000
Credit Indusrial et Comm London
 02-03-10                            0.33             2,000,000             2,000,000
Fortis Bank NY
 12-31-09                            0.24             3,000,000             3,000,000
HSBC France
 12-04-09                            0.25             5,000,000             5,000,000
Natixis NY
 12-21-09                            0.30             4,000,000             4,000,000
Norinchukin Bank NY
 02-17-10                            0.31             3,000,000             3,000,000
NyKredit
 01-05-10                            0.45             5,000,000             5,000,000
Sumitomo Mitsui Banking Corp Brussels
 02-19-10                            0.31             5,000,000             5,000,000
 02-22-10                            0.31             1,500,000             1,500,000
Ulster Bank Ireland
 12-15-09                            0.53             2,000,000             2,000,000
                                                                      ---------------
Total                                                                      51,496,782
-------------------------------------------------------------------------------------

COMMERCIAL PAPER (2.0%)
BTM Capital
 01-22-10                            0.40             5,993,800             5,993,800
KBC Financial Products
 12-07-09                            0.47             5,997,258             5,997,258
                                                                      ---------------
Total                                                                      11,991,058
-------------------------------------------------------------------------------------

REPURCHASE AGREEMENTS (3.1%)
Barclays Capital
 12-01-09                            0.29             5,000,000             5,000,000
Morgan Stanley
 12-01-09                            0.27             3,000,000             3,000,000
 12-01-09                            0.34             5,000,000             5,000,000
RBS Securities
 12-01-09                            0.44             5,000,000             5,000,000
                                                                      ---------------
Total                                                                      18,000,000
-------------------------------------------------------------------------------------
TOTAL INVESTMENTS OF CASH COLLATERAL RECEIVED FOR SECURITIES ON LOAN
(Cost: $157,518,499)                                                     $157,518,499
-------------------------------------------------------------------------------------
TOTAL INVESTMENTS IN SECURITIES
(Cost: $673,418,394)(i)                                                  $747,157,541
=====================================================================================




NOTES TO PORTFOLIO OF INVESTMENTS


(a) Securities are valued by using policies described in Note 2 to the financial statements.

(b)  Non-income producing.

(c) Foreign security values are stated in U.S. dollars. At Nov. 30, 2009, the value of foreign securities, excluding short-term securities, represented 17.5% of net assets.


--------------------------------------------------------------------------------
       RIVERSOURCE PARTNERS FUNDAMENTAL VALUE FUND -- 2009 SEMIANNUAL REPORT  11

PORTFOLIO OF INVESTMENTS (continued) -------------------------------------------

(d) Represents a security sold under Rule 144A, which is exempt from registration under the Securities Act of 1933, as amended. This security may be determined to be liquid under guidelines established by the Fund's Board of Directors. These securities may be resold in transactions exempt from registration, normally to qualified institutional buyers. At Nov. 30, 2009, the value of these securities amounted to $1,249,913 or 0.2% of net assets.

(e)  Identifies issues considered to be illiquid as to their marketability (see
     Note 2 to the financial statements). The aggregate value of such securities at Nov. 30, 2009 was $1,249,913 representing 0.2% of net assets. Information concerning such security holdings at Nov. 30, 2009 is as follows:

                                           ACQUISITION
     SECURITY                                 DATES            COST
     -----------------------------------------------------------------
     Sino-Forest
       5.00% Cv 2013                         07-17-08       $1,221,000


(F) At Nov. 30, 2009, security was partially or fully on loan. See Note 6 to the financial statements.

(g) Affiliated Money Market Fund -- See Note 7 to the financial statements. The rate shown is the seven-day current annualized yield at Nov. 30, 2009.

(h) Shareholders of tracking stocks have a financial interest only in a unit or division of the company. Unlike the common stock of the company itself, a tracking stock usually has limited or no voting rights. In the event of a company's liquidation, tracking stock shareholders typically do not have a legal claim on the company's assets.

(i) At Nov. 30, 2009, the cost of securities for federal income tax purposes was approximately $673,418,000 and the approximate aggregate gross unrealized appreciation and depreciation based on that cost was:

     Unrealized appreciation                        $132,884,000
     Unrealized depreciation                         (59,144,000)
     -----------------------------------------------------------
     Net unrealized appreciation                     $73,740,000
     -----------------------------------------------------------


The industries identified above are based on the Global Industry Classification Standard (GICS), which was developed by and is the exclusive property of Morgan Stanley Capital International Inc. and Standard & Poor's, a division of The McGraw-Hill Companies, Inc.



--------------------------------------------------------------------------------
12  RIVERSOURCE PARTNERS FUNDAMENTAL VALUE FUND -- 2009 SEMIANNUAL REPORT

--------------------------------------------------------------------------------

FAIR VALUE MEASUREMENTS


Generally accepted accounting principles (GAAP) require disclosure regarding the inputs and valuation techniques used to measure fair value and any changes in valuation inputs or techniques. In addition, investments shall be disclosed by major category.

The Fund categorizes its fair value measurements according to a three-level hierarchy that maximizes the use of observable inputs and minimizes the use of unobservable inputs by prioritizing that the most observable input be used when available. Observable inputs are those that market participants would use in pricing an investment based on market data obtained from sources independent of the reporting entity. Unobservable inputs are those that reflect the Fund's assumptions about the information market participants would use in pricing an investment. An investment's level within the fair value hierarchy is based on the lowest level of any input that is deemed significant to the asset or liability's fair value measurement. The input levels are not necessarily an indication of the risk or liquidity associated with investments at that level. For example, certain U.S. government securities are generally high quality and liquid, however, they are reflected as Level 2 because the inputs used to determine fair value may not always be quoted prices in an active market.

Fair value inputs are summarized in the three broad levels listed below:

     - Level 1 -- Valuations based on quoted prices for investments in active markets that the Fund has the ability to access at the measurement date. Valuation adjustments are not applied to Level 1 investments.

     - Level 2 -- Valuations based on other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risks, etc.).

     - Level 3 -- Valuations based on significant unobservable inputs (including the Fund's own assumptions and judgment in determining the fair value of investments).

Inputs that are used in determining fair value of an investment may include price information, credit data, volatility statistics, and other factors. These inputs can be either observable or unobservable. The availability of observable inputs can vary between investments, and is affected by various factors such as the type of investment, and the volume and level of activity for that investment or similar investments in the marketplace. The inputs will be considered by the Fund Administrator, along with any other relevant factors in the calculation of an investment's fair value. The Fund uses prices and inputs that are current as of the measurement date, which may include periods of market dislocations. During these periods, the availability of prices and inputs may be reduced for many investments. This condition could cause an investment to be reclassified between the various levels within the hierarchy.

Non-U.S. equity securities actively traded in foreign markets may be reflected in Level 2 despite the availability of closing prices, because the Fund evaluates and determines whether those closing prices reflect fair value at the close of the New York Stock Exchange (NYSE) or require adjustment, as described in Note 2 to the financial statements -- Valuation of securities.

Investments falling into the Level 3 category are primarily supported by quoted prices from brokers and dealers participating in the market for those investments. However, these may be classified as

--------------------------------------------------------------------------------
       RIVERSOURCE PARTNERS FUNDAMENTAL VALUE FUND -- 2009 SEMIANNUAL REPORT  13

PORTFOLIO OF INVESTMENTS (continued) -------------------------------------------

Level 3 investments due to lack of market transparency and corroboration to support these quoted prices. Additionally, valuation models may be used as the pricing source for any remaining investments classified as Level 3. These models rely on one or more significant unobservable inputs and/or significant assumptions by the Fund Administrator. Inputs used in a valuation model may include, but are not limited to, financial statement analysis, discount rates and estimated cash flows, and comparable company data.

The following table is a summary of the inputs used to value the Fund's investments as of Nov. 30, 2009:

                                                 FAIR VALUE AT NOV. 30, 2009
                              ----------------------------------------------------------------
                                   LEVEL 1           LEVEL 2
                                QUOTED PRICES         OTHER          LEVEL 3
                                  IN ACTIVE        SIGNIFICANT     SIGNIFICANT
                                 MARKETS FOR       OBSERVABLE     UNOBSERVABLE
DESCRIPTION                   IDENTICAL ASSETS       INPUTS          INPUTS           TOTAL
----------------------------------------------------------------------------------------------
Equity Securities
  Common Stocks(a)              $573,313,497               $--         $--        $573,313,497
----------------------------------------------------------------------------------------------
Total Equity Securities          573,313,497                --          --         573,313,497
----------------------------------------------------------------------------------------------
Bonds
  Corporate Debt
    Securities                            --         6,223,449          --           6,223,449
----------------------------------------------------------------------------------------------
Total Bonds                               --         6,223,449          --           6,223,449
----------------------------------------------------------------------------------------------
Other
  Affiliated Money Market
    Fund(b)                       10,102,096                --          --          10,102,096
  Investments of Cash
    Collateral Received
    for Securities on
    Loan(c)                       36,047,993       121,470,506          --         157,518,499
----------------------------------------------------------------------------------------------
Total Other                       46,150,089       121,470,506          --         167,620,595
----------------------------------------------------------------------------------------------
Total                           $619,463,586      $127,693,955         $--        $747,157,541
----------------------------------------------------------------------------------------------


(a) All industry classifications are identified in the Portfolio of Investments.
(b) Money market fund that is a sweep investment for cash balances in the Fund at Nov. 30, 2009.
(c) Asset categories for Investments of Cash Collateral are identified in the Portfolio of Investments.



HOW TO FIND INFORMATION ABOUT THE FUND'S QUARTERLY PORTFOLIO HOLDINGS

(i) The Fund files its complete schedule of portfolio holdings with the Securities and Exchange Commission (Commission) for the first and third quarters of each fiscal year on Form N-Q;

(ii) The Fund's Forms N-Q are available on the Commission's website at http://www.sec.gov;

(iii)The Fund's Forms N-Q may be reviewed and copied at the Commission's Public Reference Room in Washington, DC (information on the operations of the Public Reference Room may be obtained by calling 1(800) SEC-0330); and

(iv) The Fund's complete schedule of portfolio holdings, as filed on Form N-Q, can be obtained without charge, upon request, by calling the RiverSource Family of Funds at 1(800) 221-2450.


--------------------------------------------------------------------------------
14  RIVERSOURCE PARTNERS FUNDAMENTAL VALUE FUND -- 2009 SEMIANNUAL REPORT

STATEMENT OF ASSETS AND LIABILITIES --------------------------------------------
NOV. 30, 2009 (UNAUDITED)


ASSETS
Investments in securities, at value
  Unaffiliated issuers* (identified cost $505,797,799)             $ 579,536,946
  Affiliated money market fund (identified cost $10,102,096)          10,102,096
  Investments of cash collateral received for securities on loan
    (identified cost $157,518,499)                                   157,518,499
--------------------------------------------------------------------------------
Total investments in securities (identified cost $673,418,394)       747,157,541
Cash                                                                      14,308
Foreign currency holdings (identified cost $5)                                 5
Capital shares receivable                                                 77,367
Dividends and accrued interest receivable                                878,926
Receivable for investment securities sold                                     30
--------------------------------------------------------------------------------
Total assets                                                         748,128,177
--------------------------------------------------------------------------------
LIABILITIES
Capital shares payable                                                   548,674
Payable upon return of securities loaned                             157,518,499
Accrued investment management services fees                               35,150
Accrued distribution fees                                                 96,655
Accrued transfer agency fees                                               9,047
Accrued administrative services fees                                       2,868
Accrued plan administration services fees                                     34
Other accrued expenses                                                    75,264
--------------------------------------------------------------------------------
Total liabilities                                                    158,286,191
--------------------------------------------------------------------------------
Net assets applicable to outstanding capital stock                 $ 589,841,986
--------------------------------------------------------------------------------

REPRESENTED BY
Capital stock -- $.01 par value                                    $   1,331,423
Additional paid-in capital                                           615,057,623
Undistributed net investment income                                    6,762,146
Accumulated net realized gain (loss)                                (107,053,073)
Unrealized appreciation (depreciation) on investments
  and on translation of assets and liabilities in foreign
  currencies                                                          73,743,867
--------------------------------------------------------------------------------
Total -- representing net assets applicable to outstanding
  capital stock                                                    $ 589,841,986
--------------------------------------------------------------------------------
*Including securities on loan, at value                            $ 154,110,672
--------------------------------------------------------------------------------



NET ASSET VALUE PER SHARE
                              NET ASSETS   SHARES OUTSTANDING   NET ASSET VALUE PER SHARE
Class A                     $350,366,256           78,941,021                       $4.44(1)
Class B                     $ 59,957,865           14,170,119                       $4.23
Class C                     $  8,967,391            2,109,261                       $4.25
Class I                     $170,395,953           37,887,253                       $4.50
Class R4                    $    154,521               34,599                       $4.47
-----------------------------------------------------------------------------------------



(1) The maximum offering price per share for Class A is $4.71. The offering price is calculated by dividing the net asset value by 1.0 minus the maximum sales charge of 5.75%.

The accompanying Notes to Financial Statements are an integral part of this statement.


--------------------------------------------------------------------------------
       RIVERSOURCE PARTNERS FUNDAMENTAL VALUE FUND -- 2009 SEMIANNUAL REPORT  15

STATEMENT OF OPERATIONS --------------------------------------------------------
SIX MONTHS ENDED NOV. 30, 2009 (UNAUDITED)


INVESTMENT INCOME
Income:
Dividends                                                          $  3,546,903
Interest                                                                332,268
Income distributions from affiliated money market fund                   13,106
Income from securities lending -- net                                   123,776
  Less foreign taxes withheld                                           (49,100)
-------------------------------------------------------------------------------
Total income                                                          3,966,953
-------------------------------------------------------------------------------
Expenses:
Investment management services fees                                   1,963,248
Distribution fees
  Class A                                                               428,457
  Class B                                                               319,080
  Class C                                                                44,415
Transfer agency fees
  Class A                                                               485,442
  Class B                                                                96,878
  Class C                                                                12,951
  Class R4                                                                   42
Administrative services fees                                            170,139
Plan administration services fees -- Class R4                               212
Compensation of board members                                             8,222
Custodian fees                                                           10,400
Printing and postage                                                     34,710
Registration fees                                                        16,125
Professional fees                                                        14,593
Other                                                                    19,158
-------------------------------------------------------------------------------
Total expenses                                                        3,624,072
  Expenses waived/reimbursed by the Investment Manager and its
    affiliates                                                         (524,052)
-------------------------------------------------------------------------------
Total net expenses                                                    3,100,020
-------------------------------------------------------------------------------
Investment income (loss) -- net                                         866,933
-------------------------------------------------------------------------------

REALIZED AND UNREALIZED GAIN (LOSS) -- NET
Net realized gain (loss) on:
  Security transactions                                              (6,261,840)
  Foreign currency transactions                                          21,497
-------------------------------------------------------------------------------
Net realized gain (loss) on investments                              (6,240,343)
Net change in unrealized appreciation (depreciation) on
  investments
  and on translation of assets and liabilities in foreign
  currencies                                                        106,410,001
-------------------------------------------------------------------------------
Net gain (loss) on investments and foreign currencies               100,169,658
-------------------------------------------------------------------------------
Net increase (decrease) in net assets resulting from operations    $101,036,591
-------------------------------------------------------------------------------



The accompanying Notes to Financial Statements are an integral part of this statement.


--------------------------------------------------------------------------------
16  RIVERSOURCE PARTNERS FUNDAMENTAL VALUE FUND -- 2009 SEMIANNUAL REPORT

STATEMENTS OF CHANGES IN NET ASSETS --------------------------------------------


                                                                   SIX MONTHS ENDED     YEAR ENDED
                                                                      NOV. 30, 2009   MAY 31, 2009
                                                                        (UNAUDITED)
OPERATIONS AND DISTRIBUTIONS
Investment income (loss) -- net                                        $    866,933  $   5,984,438
Net realized gain (loss) on investments                                  (6,240,343)  (100,220,960)
Net change in unrealized appreciation (depreciation) on
  investments and on translation of assets and liabilities in
  foreign currencies                                                    106,410,001   (239,499,954)
--------------------------------------------------------------------------------------------------
Net increase (decrease) in net assets resulting from operations         101,036,591   (333,736,476)
--------------------------------------------------------------------------------------------------
Distributions to shareholders from:
  Net investment income
    Class A                                                                      --     (1,041,638)
    Class I                                                                      --       (858,042)
    Class R4                                                                     --         (2,901)
  Net realized gain
    Class A                                                                      --    (24,521,677)
    Class B                                                                      --     (5,531,725)
    Class C                                                                      --       (619,008)
    Class I                                                                      --     (8,224,629)
    Class R4                                                                     --        (24,624)
--------------------------------------------------------------------------------------------------
Total distributions                                                              --    (40,824,244)

--------------------------------------------------------------------------------------------------


--------------------------------------------------------------------------------
       RIVERSOURCE PARTNERS FUNDAMENTAL VALUE FUND -- 2009 SEMIANNUAL REPORT  17

STATEMENTS OF CHANGES IN NET ASSETS (continued) --------------------------------

                                                                   SIX MONTHS ENDED     YEAR ENDED
                                                                      NOV. 30, 2009   MAY 31, 2009
                                                                        (UNAUDITED)
CAPITAL SHARE TRANSACTIONS
Proceeds from sales
  Class A shares                                                       $  9,590,210  $  42,703,016
  Class B shares                                                          1,293,445      7,041,519
  Class C shares                                                            456,779      1,477,547
  Class I shares                                                          9,252,168     50,162,453
  Class R4 shares                                                                --          6,000
Reinvestment of distributions at net asset value
  Class A shares                                                                 --     25,021,488
  Class B shares                                                                 --      5,443,975
  Class C shares                                                                 --        608,990
  Class I shares                                                                 --      9,082,391
  Class R4 shares                                                                --         26,931
Conversions from Class B to Class A
  Class A shares                                                         12,004,642     16,562,175
  Class B shares                                                        (12,004,642)   (16,562,175)
Payments for redemptions
  Class A shares                                                        (51,326,388)  (164,483,712)
  Class B shares                                                         (9,179,750)   (32,911,792)
  Class C shares                                                         (1,412,479)    (3,273,415)
  Class I shares                                                        (14,298,725)    (6,819,708)
  Class R4 shares                                                           (38,141)      (344,647)
--------------------------------------------------------------------------------------------------
Increase (decrease) in net assets from capital share transactions       (55,662,881)   (66,258,964)
--------------------------------------------------------------------------------------------------
Total increase (decrease) in net assets                                  45,373,710   (440,819,684)
Net assets at beginning of period                                       544,468,276    985,287,960
--------------------------------------------------------------------------------------------------
Net assets at end of period                                            $589,841,986  $ 544,468,276
--------------------------------------------------------------------------------------------------
Undistributed net investment income                                    $  6,762,146  $   5,895,213
--------------------------------------------------------------------------------------------------



Certain line items from the prior year have been renamed to conform to the current year presentation.

The accompanying Notes to Financial Statements are an integral part of this statement.


--------------------------------------------------------------------------------
18  RIVERSOURCE PARTNERS FUNDAMENTAL VALUE FUND -- 2009 SEMIANNUAL REPORT

FINANCIAL HIGHLIGHTS -----------------------------------------------------------

The following tables are intended to help you understand the Fund's financial performance. Certain information reflects financial results for a single share of a class held for the periods shown. For periods ended 2008 and after, per share net investment income (loss) amounts are calculated based on average shares outstanding during the period. Total returns assume reinvestment of all dividends and distributions. Total returns do not reflect payment of sales charges, if any, and are not annualized for periods of less than one year.

                                                   SIX MONTHS ENDED                        YEAR ENDED MAY 31,
CLASS A                                              NOV. 30, 2009       ------------------------------------------------------
PER SHARE DATA                                        (UNAUDITED)          2009        2008        2007        2006        2005
Net asset value, beginning of period                     $3.71             $6.06       $7.02       $6.05       $5.45      $5.04
-------------------------------------------------------------------------------------------------------------------------------
INCOME FROM INVESTMENT OPERATIONS:
Net investment income (loss)                               .01               .04         .04         .03         .02        .01
Net gains (losses) (both realized and
 unrealized)                                               .72             (2.11)       (.42)       1.21         .60        .42
-------------------------------------------------------------------------------------------------------------------------------
Total from investment operations                           .73             (2.07)       (.38)       1.24         .62        .43
-------------------------------------------------------------------------------------------------------------------------------
LESS DISTRIBUTIONS:
Dividends from net investment income                        --              (.01)       (.05)       (.02)       (.02)      (.02)
Distributions from realized gains                           --              (.27)       (.53)       (.25)         --         --
-------------------------------------------------------------------------------------------------------------------------------
Total distributions                                         --              (.28)       (.58)       (.27)       (.02)      (.02)
-------------------------------------------------------------------------------------------------------------------------------
Net asset value, end of period                           $4.44             $3.71       $6.06       $7.02       $6.05      $5.45
-------------------------------------------------------------------------------------------------------------------------------
TOTAL RETURN                                            19.68%           (33.78%)     (5.49%)     20.76%      11.38%      8.57%
-------------------------------------------------------------------------------------------------------------------------------
RATIOS TO AVERAGE NET ASSETS(a)
Gross expenses prior to expense
 waiver/reimbursement                                    1.32%(b)          1.33%       1.27%       1.18%       1.26%      1.30%
-------------------------------------------------------------------------------------------------------------------------------
Net expenses after expense
 waiver/reimbursement(c)                                 1.11%(b)          1.10%       1.20%       1.13%       1.26%      1.30%
-------------------------------------------------------------------------------------------------------------------------------
Net investment income (loss)                              .28%(b)           .97%        .55%        .67%        .46%       .58%
-------------------------------------------------------------------------------------------------------------------------------
SUPPLEMENTAL DATA
Net assets, end of period (in millions)                   $350              $319        $648        $823        $741       $641
-------------------------------------------------------------------------------------------------------------------------------
Portfolio turnover rate                                     2%               19%         14%         12%         20%         2%
-------------------------------------------------------------------------------------------------------------------------------



See accompanying Notes to Financial Highlights.


--------------------------------------------------------------------------------
       RIVERSOURCE PARTNERS FUNDAMENTAL VALUE FUND -- 2009 SEMIANNUAL REPORT  19

FINANCIAL HIGHLIGHTS (continued) -----------------------------------------------

                                                   SIX MONTHS ENDED                        YEAR ENDED MAY 31,
CLASS B                                              NOV. 30, 2009       ------------------------------------------------------
PER SHARE DATA                                        (UNAUDITED)          2009        2008        2007        2006        2005
Net asset value, beginning of period                     $3.55             $5.84       $6.79       $5.89       $5.32      $4.94
-------------------------------------------------------------------------------------------------------------------------------
INCOME FROM INVESTMENT OPERATIONS:
Net investment income (loss)                              (.01)              .01        (.01)       (.01)       (.02)      (.02)
Net gains (losses) (both realized and
 unrealized)                                               .69             (2.03)       (.41)       1.16         .59        .40
-------------------------------------------------------------------------------------------------------------------------------
Total from investment operations                           .68             (2.02)       (.42)       1.15         .57        .38
-------------------------------------------------------------------------------------------------------------------------------
LESS DISTRIBUTIONS:
Distributions from realized gains                           --              (.27)       (.53)       (.25)         --         --
-------------------------------------------------------------------------------------------------------------------------------
Net asset value, end of period                           $4.23             $3.55       $5.84       $6.79       $5.89      $5.32
-------------------------------------------------------------------------------------------------------------------------------
TOTAL RETURN                                            19.15%           (34.26%)     (6.27%)     19.76%      10.71%      7.69%
-------------------------------------------------------------------------------------------------------------------------------
RATIOS TO AVERAGE NET ASSETS(a)
Gross expenses prior to expense
 waiver/reimbursement                                    2.08%(b)          2.09%       2.02%       1.95%       2.03%      2.06%
-------------------------------------------------------------------------------------------------------------------------------
Net expenses after expense
 waiver/reimbursement(c)                                 1.88%(b)          1.87%       1.96%       1.89%       2.03%      2.06%
-------------------------------------------------------------------------------------------------------------------------------
Net investment income (loss)                             (.50%)(b)          .19%       (.23%)      (.11%)      (.30%)     (.20%)
-------------------------------------------------------------------------------------------------------------------------------
SUPPLEMENTAL DATA
Net assets, end of period (in millions)                    $60               $69        $162        $258        $281       $294
-------------------------------------------------------------------------------------------------------------------------------
Portfolio turnover rate                                     2%               19%         14%         12%         20%         2%
-------------------------------------------------------------------------------------------------------------------------------



See accompanying Notes to Financial Highlights.



--------------------------------------------------------------------------------
20  RIVERSOURCE PARTNERS FUNDAMENTAL VALUE FUND -- 2009 SEMIANNUAL REPORT

--------------------------------------------------------------------------------

                                                   SIX MONTHS ENDED                        YEAR ENDED MAY 31,
CLASS C                                              NOV. 30, 2009       ------------------------------------------------------
PER SHARE DATA                                        (UNAUDITED)          2009        2008        2007        2006        2005
Net asset value, beginning of period                     $3.57             $5.87       $6.82       $5.91       $5.34      $4.96
-------------------------------------------------------------------------------------------------------------------------------
INCOME FROM INVESTMENT OPERATIONS:
Net investment income (loss)                              (.01)              .01        (.01)       (.01)       (.01)      (.02)
Net gains (losses) (both realized and
 unrealized)                                               .69             (2.04)       (.41)       1.17         .58        .40
-------------------------------------------------------------------------------------------------------------------------------
Total from investment operations                           .68             (2.03)       (.42)       1.16         .57        .38
-------------------------------------------------------------------------------------------------------------------------------
LESS DISTRIBUTIONS:
Distributions from realized gains                           --              (.27)       (.53)       (.25)         --         --
-------------------------------------------------------------------------------------------------------------------------------
Net asset value, end of period                           $4.25             $3.57       $5.87       $6.82       $5.91      $5.34
-------------------------------------------------------------------------------------------------------------------------------
TOTAL RETURN                                            19.05%           (34.24%)     (6.24%)     19.87%      10.67%      7.66%
-------------------------------------------------------------------------------------------------------------------------------
RATIOS TO AVERAGE NET ASSETS(a)
Gross expenses prior to expense
 waiver/reimbursement                                    2.07%(b)          2.08%       2.02%       1.94%       2.03%      2.07%
-------------------------------------------------------------------------------------------------------------------------------
Net expenses after expense
 waiver/reimbursement(c)                                 1.87%(b)          1.86%       1.96%       1.89%       2.03%      2.07%
-------------------------------------------------------------------------------------------------------------------------------
Net investment income (loss)                             (.48%)(b)          .22%       (.21%)      (.09%)      (.31%)     (.20%)
-------------------------------------------------------------------------------------------------------------------------------
SUPPLEMENTAL DATA
Net assets, end of period (in millions)                     $9                $8         $15         $20         $18        $17
-------------------------------------------------------------------------------------------------------------------------------
Portfolio turnover rate                                     2%               19%         14%         12%         20%         2%
-------------------------------------------------------------------------------------------------------------------------------



See accompanying Notes to Financial Highlights.



--------------------------------------------------------------------------------
       RIVERSOURCE PARTNERS FUNDAMENTAL VALUE FUND -- 2009 SEMIANNUAL REPORT  21

FINANCIAL HIGHLIGHTS (continued) -----------------------------------------------

                                                   SIX MONTHS ENDED                        YEAR ENDED MAY 31,
CLASS I                                              NOV. 30, 2009       ------------------------------------------------------
PER SHARE DATA                                        (UNAUDITED)          2009        2008        2007        2006        2005
Net asset value, beginning of period                     $3.75             $6.12       $7.09       $6.11       $5.49      $5.07
-------------------------------------------------------------------------------------------------------------------------------
INCOME FROM INVESTMENT OPERATIONS:
Net investment income (loss)                               .02               .06         .06         .06         .04        .02
Net gains (losses) (both realized and
 unrealized)                                               .73             (2.14)       (.42)       1.20         .62        .44
-------------------------------------------------------------------------------------------------------------------------------
Total from investment operations                           .75             (2.08)       (.36)       1.26         .66        .46
-------------------------------------------------------------------------------------------------------------------------------
LESS DISTRIBUTIONS:
Dividends from net investment income                        --              (.02)       (.08)       (.03)       (.04)      (.04)
Distributions from realized gains                           --              (.27)       (.53)       (.25)         --         --
-------------------------------------------------------------------------------------------------------------------------------
Total distributions                                         --              (.29)       (.61)       (.28)       (.04)      (.04)
-------------------------------------------------------------------------------------------------------------------------------
Net asset value, end of period                           $4.50             $3.75       $6.12       $7.09       $6.11      $5.49
-------------------------------------------------------------------------------------------------------------------------------
TOTAL RETURN                                            20.00%           (33.47%)     (5.20%)     21.04%      11.96%      8.99%
-------------------------------------------------------------------------------------------------------------------------------
RATIOS TO AVERAGE NET ASSETS(a)
Gross expenses prior to expense
 waiver/reimbursement                                     .78%(b)           .79%        .86%        .76%        .83%       .85%
-------------------------------------------------------------------------------------------------------------------------------
Net expenses after expense
 waiver/reimbursement(c)                                  .66%(b)           .69%        .84%        .76%        .83%       .85%
-------------------------------------------------------------------------------------------------------------------------------
Net investment income (loss)                              .73%(b)          1.42%        .91%       1.05%        .91%      1.10%
-------------------------------------------------------------------------------------------------------------------------------
SUPPLEMENTAL DATA
Net assets, end of period (in millions)                   $170              $148        $159         $91         $86        $38
-------------------------------------------------------------------------------------------------------------------------------
Portfolio turnover rate                                     2%               19%         14%         12%         20%         2%
-------------------------------------------------------------------------------------------------------------------------------



See accompanying Notes to Financial Highlights.



--------------------------------------------------------------------------------
22  RIVERSOURCE PARTNERS FUNDAMENTAL VALUE FUND -- 2009 SEMIANNUAL REPORT

--------------------------------------------------------------------------------

                                                   SIX MONTHS ENDED                        YEAR ENDED MAY 31,
CLASS R4                                             NOV. 30, 2009       ------------------------------------------------------
PER SHARE DATA                                        (UNAUDITED)          2009        2008        2007        2006        2005
Net asset value, beginning of period                      $3.73            $6.11       $7.06       $6.08       $5.47      $5.06
-------------------------------------------------------------------------------------------------------------------------------
INCOME FROM INVESTMENT OPERATIONS:
Net investment income (loss)                                .01              .05         .06         .05         .03        .02
Net gains (losses) (both realized and
 unrealized)                                                .73            (2.13)       (.41)       1.21         .61        .42
-------------------------------------------------------------------------------------------------------------------------------
Total from investment operations                            .74            (2.08)       (.35)       1.26         .64        .44
-------------------------------------------------------------------------------------------------------------------------------
LESS DISTRIBUTIONS:
Dividends from net investment income                         --             (.03)       (.07)       (.03)       (.03)      (.03)
Distributions from realized gains                            --             (.27)       (.53)       (.25)         --         --
-------------------------------------------------------------------------------------------------------------------------------
Total distributions                                          --             (.30)       (.60)       (.28)       (.03)      (.03)
-------------------------------------------------------------------------------------------------------------------------------
Net asset value, end of period                            $4.47            $3.73       $6.11       $7.06       $6.08      $5.47
-------------------------------------------------------------------------------------------------------------------------------
TOTAL RETURN                                             19.84%          (33.64%)     (4.97%)     20.99%      11.65%      8.70%
-------------------------------------------------------------------------------------------------------------------------------
RATIOS TO AVERAGE NET ASSETS(A)
Gross expenses prior to expense
 waiver/reimbursement                                   1.08%(b)           1.11%       1.14%       1.03%       1.09%      1.13%
-------------------------------------------------------------------------------------------------------------------------------
Net expenses after expense
 waiver/reimbursement(c)                                 .96%(b)            .80%        .83%        .96%       1.09%      1.13%
-------------------------------------------------------------------------------------------------------------------------------
Net investment income (loss)                             .43%(b)           1.24%        .91%        .87%        .64%       .79%
-------------------------------------------------------------------------------------------------------------------------------
SUPPLEMENTAL DATA
Net assets, end of period (in millions)                     $--              $--          $1          $1          $1         $1
-------------------------------------------------------------------------------------------------------------------------------
Portfolio turnover rate                                      2%              19%         14%         12%         20%         2%
-------------------------------------------------------------------------------------------------------------------------------


NOTES TO FINANCIAL HIGHLIGHTS
(a) Expense ratios include the impact of a performance incentive adjustment, if any. In addition to the fees and expenses which the Fund bears directly, the Fund indirectly bears a pro rata share of the fees and expenses of the acquired funds in which it invests. Such indirect expenses are not included in the reported expense ratios.
(b) Annualized.
(c) The Investment Manager and its affiliates have agreed to waive/reimburse certain fees and expenses (excluding fees and expenses of acquired funds), before giving effect to any performance incentive adjustment.

The accompanying Notes to Financial Statements are an integral part of this statement.


--------------------------------------------------------------------------------
       RIVERSOURCE PARTNERS FUNDAMENTAL VALUE FUND -- 2009 SEMIANNUAL REPORT  23

NOTES TO FINANCIAL STATEMENTS --------------------------------------------------
(UNAUDITED AS OF NOV. 30, 2009)

1. ORGANIZATION

RiverSource Partners Fundamental Value Fund (the Fund) is a series of RiverSource Managers Series, Inc. and is registered under the Investment Company Act of 1940, as amended (the 1940 Act) as a diversified, open-end management investment company. RiverSource Managers Series, Inc. has 10 billion authorized shares of capital stock that can be allocated among the separate series as designated by the Fund's Board of Directors (the Board). The Fund invests primarily in equity securities of U.S. companies.

The Fund offers Class A, Class B, Class C, Class I and Class R4 shares.

- Class A shares are offered with a front-end sales charge, which may be waived under certain circumstances.

- Class B shares may be subject to a contingent deferred sales charge (CDSC) and automatically convert to Class A shares one month after the completion of the eighth year of ownership if originally purchased in a RiverSource fund on or after May 21, 2005 or originally purchased in a Seligman fund on or after June 13, 2009. Class B shares originally purchased in a RiverSource fund prior to May 21, 2005 will convert to Class A shares in the ninth calendar year of ownership. Class B shares originally purchased in a Seligman fund prior to June 13, 2009 will convert to Class A shares in the month prior to the ninth year of ownership.

-  Class C shares may be subject to a CDSC.

- Class I and Class R4 shares are offered without a front-end sales charge or CDSC to qualifying institutional investors.

At Nov. 30, 2009, RiverSource Investments, LLC (RiverSource Investments or the Investment Manager) and affiliated funds-of-funds in the RiverSource Family of Funds owned 100% of Class I shares and owned approximately 28% of the total outstanding Fund shares.

All classes of shares have identical voting, dividend and liquidation rights. Class specific expenses (e.g., distribution and service fees, transfer agency fees, plan administration services fees) differ among classes. Income, expenses (other than class specific expenses) and realized and unrealized gains or losses on investments are allocated to each class of shares based upon its relative net assets.


--------------------------------------------------------------------------------
24  RIVERSOURCE PARTNERS FUNDAMENTAL VALUE FUND -- 2009 SEMIANNUAL REPORT

--------------------------------------------------------------------------------


2. SUMMARY OF SIGNIFICANT ACCOUNTING POLICIES

ADOPTION OF NEW ACCOUNTING STANDARD
In June 2009, the Financial Accounting Standards Board (FASB) established the FASB Accounting Standards Codification(TM )(Codification) as the single source of authoritative accounting principles recognized by the FASB in the preparation of financial statements in conformity with U.S. generally accepted accounting principles (GAAP). The Codification supersedes existing non-grandfathered, non-SEC accounting and reporting standards. The Codification did not change GAAP but rather organized it into a hierarchy where all guidance within the Codification carries an equal level of authority. The Codification became effective for financial statements issued for interim and annual periods ending after Sept. 15, 2009. The Codification did not have a material effect on the Fund's financial statements.

USE OF ESTIMATES
Preparing financial statements that conform to U.S. generally accepted accounting principles requires management to make estimates (e.g., on assets, liabilities and contingent assets and liabilities) that could differ from actual results.

VALUATION OF SECURITIES
All securities are valued at the close of business of the New York Stock Exchange (NYSE). Securities traded on national securities exchanges or included in national market systems are valued at the last quoted sales price. Debt securities are generally traded in the over-the-counter market and are valued by an independent pricing service using an evaluated bid. When market quotes are not readily available, the pricing service, in determining fair values of debt securities, takes into consideration such factors as current quotations by broker/dealers, coupon, maturity, quality, type of issue, trading characteristics, and other yield and risk factors it deems relevant in determining valuations. Foreign securities are valued based on quotations from the principal market in which such securities are normally traded. The procedures adopted by the Board generally contemplate the use of fair valuation in the event that price quotations or valuations are not readily available, price quotations or valuations from other sources are not reflective of market value and thus deemed unreliable, or a significant event has occurred in relation to a security or class of securities (such as foreign securities) that is not reflected in price quotations or valuations from other sources. A fair value price is a good faith estimate of the value of a security at a given point in time.

Many securities markets and exchanges outside the U.S. close prior to the close of the NYSE and therefore the closing prices for securities in such markets or on

--------------------------------------------------------------------------------
       RIVERSOURCE PARTNERS FUNDAMENTAL VALUE FUND -- 2009 SEMIANNUAL REPORT  25

NOTES TO FINANCIAL STATEMENTS (continued) --------------------------------------


such exchanges may not fully reflect events that occur after such close but before the close of the NYSE, including significant movements in the U.S. market after foreign exchanges have closed. Accordingly, in those situations, Ameriprise Financial, Inc. (Ameriprise Financial), parent company of the Investment Manager, as administrator to the Fund, will fair value foreign securities pursuant to procedures adopted by the Board, including utilizing a third party pricing service to determine these fair values. These procedures take into account multiple factors, including movements in the U.S. securities markets, to determine a good faith estimate that reasonably reflects the current market conditions as of the close of the NYSE.

Short-term securities maturing in more than 60 days from the valuation date are valued at the market price or approximate market value based on current interest rates. Typically, those maturing in 60 days or less that originally had maturities of more than 60 days at acquisition date are valued at amortized cost using the market value on the 61st day before maturity. Short-term securities maturing in 60 days or less at acquisition date are valued at amortized cost. Amortized cost is an approximation of market value. Investments in money market funds are valued at net asset value.

FOREIGN CURRENCY TRANSLATIONS
Securities and other assets and liabilities denominated in foreign currencies are translated daily into U.S. dollars. Foreign currency amounts related to the purchase or sale of securities and income and expenses are translated at the exchange rate on the transaction date. The effect of changes in foreign exchange rates on realized and unrealized security gains or losses is reflected as a component of such gains or losses. In the Statement of Operations, net realized gains or losses from foreign currency transactions, if any, may arise from sales of foreign currency, closed forward contracts, exchange gains or losses realized between the trade date and settlement date on securities transactions, and other translation gains or losses on dividends, interest income and foreign withholding taxes. At Nov. 30, 2009, foreign currency holdings consisted of multiple denominations.

ILLIQUID SECURITIES
At Nov. 30, 2009, investments in securities included issues that are illiquid which the Fund currently limits to 15% of net assets, at market value, at the time of purchase. The aggregate value of such securities at Nov. 30, 2009 was $1,249,913 representing 0.21% of net assets. Certain illiquid securities may be valued, in good faith, by management at fair value according to procedures approved by the Board. According to Board guidelines, certain unregistered securities are determined to be liquid and are not included within the 15%

--------------------------------------------------------------------------------
26  RIVERSOURCE PARTNERS FUNDAMENTAL VALUE FUND -- 2009 SEMIANNUAL REPORT

--------------------------------------------------------------------------------


limitation specified above. Assets are liquid if they can be sold or disposed of in the ordinary course of business within seven days at approximately the value at which the asset is valued by the Fund.

GUARANTEES AND INDEMNIFICATIONS
Under the Fund's organizational documents, its officers and directors are indemnified against certain liabilities arising out of the performance of their duties to the Fund. In addition, certain of the Fund's contracts with its service providers contain general indemnification clauses. The Fund's maximum exposure under these arrangements is unknown since the amount of any future claims that may be made against the Fund cannot be determined and the Fund has no historical basis for predicting the likelihood of any such claims.

FEDERAL TAXES
The Fund's policy is to comply with Subchapter M of the Internal Revenue Code that applies to regulated investment companies and to distribute substantially all of its taxable income (which includes net short-term capital gains) to shareholders. No provision for income or excise taxes is thus required.

Management of the Fund has concluded that there are no significant uncertain tax positions that would require recognition in the financial statements. Generally, the tax authorities can examine all the tax returns filed for the last three years.

DIVIDENDS TO SHAREHOLDERS
An annual dividend from net investment income, declared and paid at the end of the calendar year, when available, is reinvested in additional shares of the Fund at net asset value or payable in cash. Capital gains, when available, are distributed along with the income dividend.

OTHER
Security transactions are accounted for on the date securities are purchased or sold. Dividend income is recognized on the ex-dividend date and interest income, including amortization of premium, market discount and original issue discount using the effective interest method, is accrued daily.

3. EXPENSES AND SALES CHARGES

INVESTMENT MANAGEMENT SERVICES FEES
Under an Investment Management Services Agreement, the Investment Manager determines which securities will be purchased, held or sold. The management fee is an annual fee that is equal to a percentage of the Fund's average daily net assets that declines from 0.73% to 0.60% as the Fund's net assets increase. The fee may be adjusted upward or downward by a performance incentive adjustment

--------------------------------------------------------------------------------
       RIVERSOURCE PARTNERS FUNDAMENTAL VALUE FUND -- 2009 SEMIANNUAL REPORT  27

NOTES TO FINANCIAL STATEMENTS (continued) --------------------------------------

determined monthly by measuring the percentage difference over a rolling 12-month period between the annualized performance of one Class A share of the Fund and the annualized performance of the Lipper Large-Cap Core Funds Index. In certain circumstances, the Board may approve a change in the index. The maximum adjustment is 0.12% per year. If the performance difference is less than 0.50%, the adjustment will be zero. The adjustment decreased the management fee by $118,588 for the six months ended Nov. 30, 2009. The management fee for the six months ended Nov. 30, 2009 was 0.69% of the Fund's average daily net assets, including the adjustment under the terms of the performance incentive arrangement.

SUBADVISORY AGREEMENT
The Investment Manager has a Subadvisory Agreement with Davis Selected Advisers, L.P. (Davis) to subadvise the assets of the Fund. The Investment Manager contracts with and compensates Davis to manage the investment of the Fund's assets.

ADMINISTRATIVE SERVICES FEES
Under an Administrative Services Agreement, the Fund pays Ameriprise Financial an annual fee for administration and accounting services equal to a percentage of the Fund's average daily net assets that declines from 0.06% to 0.03% as the Fund's net assets increase. The fee for the six months ended Nov. 30, 2009 was 0.06% of the Fund's average daily net assets.

OTHER FEES
Other expenses are for, among other things, certain expenses of the Fund or the Board including: Fund boardroom and office expense, employee compensation, employee health and retirement benefits, and certain other expenses. Payment of these Fund and Board expenses is facilitated by a company providing limited administrative services to the Fund and the Board. For the six months ended Nov. 30, 2009, other expenses paid to this company were $1,404.

COMPENSATION OF BOARD MEMBERS
Under a Deferred Compensation Plan (the Plan), the board members who are not "interested persons" of the Fund under the 1940 Act may defer receipt of their compensation. Deferred amounts are treated as though equivalent dollar amounts had been invested in shares of the Fund or other funds in the RiverSource Family of Funds. The Fund's liability for these amounts is adjusted for market value changes and remains in the funds until distributed in accordance with the Plan.

TRANSFER AGENCY FEES
Under a Transfer Agency Agreement, RiverSource Service Corporation (the Transfer Agent) maintains Fund shareholder accounts and records and provides

--------------------------------------------------------------------------------
28  RIVERSOURCE PARTNERS FUNDAMENTAL VALUE FUND -- 2009 SEMIANNUAL REPORT

--------------------------------------------------------------------------------


Fund shareholder services. The Fund pays the Transfer Agent an annual account-based fee at a rate equal to $19.50 for Class A, $20.50 for Class B and $20.00 for Class C for this service. The Transfer Agent also charges an annual fee of $3 per account serviced directly by the Fund or its designated agent for Class A, Class B and Class C shares. The Fund also pays the Transfer Agent an annual asset-based fee at a rate of 0.05% of the Fund's average daily net assets attributable to Class R4 shares. The Transfer Agent charges an annual fee of $5 per inactive account, charged on a pro rata basis for the 12 month period from the date the account becomes inactive. These fees are included in the transfer agency fees in the Statement of Operations.

PLAN ADMINISTRATION SERVICES FEES
Under a Plan Administration Services Agreement with the Transfer Agent, the Fund pays an annual fee at a rate of 0.25% of the Fund's average daily net assets attributable to Class R4 shares for the provision of various administrative, recordkeeping, communication, and educational services.

DISTRIBUTION FEES
The Fund has an agreement with RiverSource Fund Distributors, Inc. (the Distributor) for distribution and shareholder services. Under a Plan and Agreement of Distribution pursuant to Rule 12b-1, the Fund pays a fee at an annual rate of up to 0.25% of the Fund's average daily net assets attributable to Class A shares and a fee at an annual rate of up to 1.00% of the Fund's average daily net assets attributable to Class B and Class C shares. For Class B and Class C shares, of the 1.00% fee, up to 0.75% is reimbursed for distribution expenses.

The amount of distribution expenses incurred by the Distributor and not yet reimbursed (unreimbursed expense) was approximately $2,537,000 and $112,000 for Class B and Class C shares, respectively. These amounts are based on the most recent information available as of Oct. 31, 2009, and may be recovered from future payments under the distribution plan or CDSC. To the extent the unreimbursed expense has been fully recovered, the distribution fee is reduced.

SALES CHARGES
Sales charges, including front-end and CDSCs, received by the Distributor for distributing Fund shares were $149,301 for Class A, $17,833 for Class B and $424 for Class C for the six months ended Nov. 30, 2009.

EXPENSES WAIVED/REIMBURSED BY THE INVESTMENT MANAGER AND ITS AFFILIATES
For the six months ended Nov. 30, 2009, the Investment Manager and its affiliates waived/reimbursed certain fees and expenses such that net expenses

--------------------------------------------------------------------------------
       RIVERSOURCE PARTNERS FUNDAMENTAL VALUE FUND -- 2009 SEMIANNUAL REPORT  29

NOTES TO FINANCIAL STATEMENTS (continued) --------------------------------------

(excluding fees and expenses of acquired funds*), including the adjustment under the terms of a performance incentive arrangement, were as follows:

Class A.............................................  1.11%
Class B.............................................  1.88
Class C.............................................  1.87
Class I.............................................  0.66
Class R4............................................  0.96


The waived/reimbursed fees and expenses for the transfer agency fees at the class level were as follows:

Class A..........................................  $142,676
Class B..........................................    26,680
Class C..........................................     3,698


The management fees waived/reimbursed at the Fund level were $350,998.

The Investment Manager and its affiliates have contractually agreed to waive certain fees and expenses until July 31, 2010, unless sooner terminated at the discretion of the Board, such that net expenses (excluding fees and expenses of acquired funds*), before giving effect to any performance incentive adjustment, will not exceed the following percentage of the class' average daily net assets:

Class A.............................................  1.15%
Class B.............................................  1.92
Class C.............................................  1.91
Class I.............................................  0.70
Class R4............................................  1.00


* In addition to the fees and expenses which the Fund bears directly, the Fund indirectly bears a pro rata share of the fees and expenses of the funds in which it invests (also referred to as "acquired funds"), including affiliated and non-affiliated pooled investment vehicles (including mutual funds and exchange traded funds). Because the acquired funds have varied expense and fee levels and the Fund may own different proportions of acquired funds at different times, the amount of fees and expenses incurred indirectly by the Fund will vary.

4. SECURITIES TRANSACTIONS

Cost of purchases and proceeds from sales of securities (other than short-term obligations) aggregated $13,549,089 and $69,207,427, respectively, for the six months ended Nov. 30, 2009. Realized gains and losses are determined on an identified cost basis.


--------------------------------------------------------------------------------
30  RIVERSOURCE PARTNERS FUNDAMENTAL VALUE FUND -- 2009 SEMIANNUAL REPORT

--------------------------------------------------------------------------------


5. CAPITAL SHARE TRANSACTIONS

Transactions in shares of capital stock for the periods indicated are as follows:

                                      SIX MONTHS ENDED    YEAR ENDED
                                        NOV. 30, 2009   MAY 31, 2009*
---------------------------------------------------------------------
CLASS A
Sold                                       2,374,268      10,475,953
Converted from Class B**                   3,046,903       3,142,728
Reinvested distributions                          --       7,380,975
Redeemed                                 (12,582,340)    (41,911,283)
---------------------------------------------------------------------
Net increase (decrease)                   (7,161,169)    (20,911,627)
---------------------------------------------------------------------

CLASS B
Sold                                         338,010       1,735,572
Reinvested distributions                          --       1,669,929
Converted to Class A**                    (3,184,295)     (3,260,271)
Redeemed                                  (2,370,039)     (8,484,427)
---------------------------------------------------------------------
Net increase (decrease)                   (5,216,324)     (8,339,197)
---------------------------------------------------------------------

CLASS C
Sold                                         117,622         392,360
Reinvested distributions                          --         186,235
Redeemed                                    (358,936)       (862,256)
---------------------------------------------------------------------
Net increase (decrease)                     (241,314)       (283,661)
---------------------------------------------------------------------

CLASS I
Sold                                       2,232,956      12,762,930
Reinvested distributions                          --       2,655,670
Redeemed                                  (3,771,609)     (1,928,496)
---------------------------------------------------------------------
Net increase (decrease)                   (1,538,653)     13,490,104
---------------------------------------------------------------------

CLASS R4
Sold                                              --           1,817
Reinvested distributions                          --           7,898
Redeemed                                      (8,668)        (90,373)
---------------------------------------------------------------------
Net increase (decrease)                       (8,668)        (80,658)
---------------------------------------------------------------------


 * Certain line items from the prior year have been renamed to conform to the current year presentation.
** Automatic conversion of Class B shares to Class A shares based on the original purchase date.

6. LENDING OF PORTFOLIO SECURITIES

The Fund has entered into a Master Securities Lending Agreement (the Agreement) with JPMorgan Chase Bank, National Association (JPMorgan). The Agreement authorizes JPMorgan as lending agent to lend securities to authorized borrowers in order to generate additional income on behalf of the Fund. Pursuant

--------------------------------------------------------------------------------
       RIVERSOURCE PARTNERS FUNDAMENTAL VALUE FUND -- 2009 SEMIANNUAL REPORT  31

NOTES TO FINANCIAL STATEMENTS (continued) --------------------------------------


to the Agreement, the securities loaned are secured by cash or U.S. government securities equal to at least 100% of the market value of the loaned securities. Any additional collateral required to maintain those levels due to market fluctuations of the loaned securities is delivered the following business day. Cash collateral received is invested by the lending agent on behalf of the Fund into authorized investments pursuant to the Agreement. The investments made with the cash collateral are listed in the Portfolio of Investments. The values of such investments and any uninvested cash collateral balance are disclosed in the Statement of Assets and Liabilities along with the related obligation to return the collateral upon the return of the securities loaned. At Nov. 30, 2009, securities valued at $154,110,672 were on loan, secured by cash collateral of $157,518,499 invested in short-term securities or in cash equivalents.

Risks of delay in recovery of securities or even loss of rights in the securities may occur should the borrower of the securities fail financially. Risks may also arise to the extent that the value of the securities loaned increases above the value of the collateral received. JPMorgan will indemnify the Fund from losses resulting from a borrower's failure to return a loaned security when due. Such indemnification does not extend to losses associated with declines in the value of cash collateral investments. Loans are subject to termination by the Fund or the borrower at any time, and are, therefore, not considered to be illiquid investments.

Pursuant to the Agreement, the Fund receives income for lending its securities either in the form of fees or by earning interest on invested cash collateral, net of negotiated rebates paid to borrowers and fees paid to the lending agent for services provided and any other securities lending expenses. Net income of $123,776 earned from securities lending for the six months ended Nov. 30, 2009 is included in the Statement of Operations. The Fund also continues to earn interest and dividends on the securities loaned.

7. AFFILIATED MONEY MARKET FUND

The Fund may invest its daily cash balance in RiverSource Short-Term Cash Fund, a money market fund established for the exclusive use of the funds in the RiverSource Family of Funds and other institutional clients of RiverSource Investments. The cost of the Fund's purchases and proceeds from sales of shares of RiverSource Short-Term Cash Fund aggregated $40,524,263 and $39,152,206, respectively, for the six months ended Nov. 30, 2009. The income distributions received with respect to the Fund's investment in RiverSource Short-Term Cash Fund can be found in the Statement of Operations and the Fund's invested

--------------------------------------------------------------------------------
32  RIVERSOURCE PARTNERS FUNDAMENTAL VALUE FUND -- 2009 SEMIANNUAL REPORT

--------------------------------------------------------------------------------



balance in RiverSource Short-Term Cash Fund at Nov. 30, 2009, can be found in the Portfolio of Investments.

8. BANK BORROWINGS

The Fund has entered into a revolving credit facility with a syndicate of banks led by JPMorgan Chase Bank, N.A. (the Administrative Agent), whereby the Fund may borrow for the temporary funding of shareholder redemptions or for other temporary or emergency purposes. The credit facility became effective on Oct. 15, 2009, replacing a prior credit facility. The credit facility agreement, which is a collective agreement between the Fund and certain other funds in the RiverSource Family of Funds, severally and not jointly, permits collective borrowings up to $300 million. The borrowers shall have the right, upon written notice to the Administrative Agent to request an increase of up to $200 million in the aggregate amount of the credit facility from new or existing lenders, provided that the aggregate amount of the credit facility shall at no time exceed $500 million. Participation in such increase by any existing lender shall be at such lender's sole discretion. Interest is charged to each Fund based on its borrowings at a rate equal to the sum of the federal funds rate plus (A) 1.25% per annum plus (B) if one-month LIBOR exceeds the federal funds rate, the amount of such excess. Each borrowing under the credit facility matures no later than 60 days after the date of borrowing. The Fund also pays a commitment fee equal to its pro rata share of the amount of the credit facility at a rate of 0.10% per annum, in addition to an upfront fee equal to its pro rata share of 0.04% of the amount of the credit facility. Prior to Oct. 15, 2009, the credit facility agreement, which was a collective agreement between the Fund and certain other funds in the RiverSource Family of Funds, severally and not jointly, permitted collective borrowings up to $475 million. Interest was charged to each Fund based on its borrowings at a rate equal to the federal funds rate plus 0.75%. The Fund also paid a commitment fee equal to its pro rata share of the amount of the credit facility at a rate of 0.06% per annum, in addition to an upfront fee equal to its pro rata share of 0.02% of the amount of the credit facility. The Fund had no borrowings during the six months ended Nov. 30, 2009.

9. FEDERAL TAX INFORMATION

Net investment income (loss) and net realized gains (losses) may differ for financial statement and tax purposes primarily because of foreign currency transactions, post-October losses and losses deferred due to wash sales. The character of distributions made during the year from net investment income or net realized gains may differ from their ultimate characterization for federal income tax purposes. Also, due to the timing of dividend distributions, the fiscal

--------------------------------------------------------------------------------
       RIVERSOURCE PARTNERS FUNDAMENTAL VALUE FUND -- 2009 SEMIANNUAL REPORT  33

NOTES TO FINANCIAL STATEMENTS (continued) --------------------------------------


year in which amounts are distributed may differ from the year that the income or realized gains (losses) were recorded by the Fund.

For federal income tax purposes, the Fund had a capital loss carry-over of $26,053,833 at May 31, 2009 that if not offset by capital gains will expire in 2017.

Because the measurement periods for a regulated investment company's income are different for excise tax purposes versus income tax purposes, special rules are in place to protect the amount of earnings and profits needed to support excise tax distributions. As a result, the Fund is permitted to treat net capital losses realized between Nov. 1, 2008 and its fiscal year end (post-October loss) as occurring on the first day of the following tax year. At May 31, 2009, the Fund had a post-October loss of $74,654,965 that is treated for income tax purposes as occurring on June 1, 2009.

It is unlikely the Board will authorize a distribution of any net realized capital gains until the available loss carry-over has been offset or expires. There is no assurance that the Fund will be able to utilize all of its capital loss carry-over before it expires.

10. SUBSEQUENT EVENTS

Management has evaluated Fund related events and transactions that occurred during the period from the date of the Statement of Assets and Liabilities through Jan. 20, 2010, the date of issuance of the Fund's financial statements. There were no events or transactions that occurred during the period that materially impacted the amounts or disclosures in the Fund's financial statements.

11. INFORMATION REGARDING PENDING AND SETTLED LEGAL PROCEEDINGS

In June 2004, an action captioned John E. Gallus et al. v. American Express Financial Corp. and American Express Financial Advisors Inc. was filed in the United States District Court for the District of Arizona. The plaintiffs allege that they are investors in several American Express Company (now known as RiverSource) mutual funds and they purport to bring the action derivatively on behalf of those funds under the Investment Company Act of 1940. The plaintiffs allege that fees allegedly paid to the defendants by the funds for investment advisory and administrative services are excessive. The plaintiffs seek remedies including restitution and rescission of investment advisory and distribution agreements. The plaintiffs voluntarily agreed to transfer this case to the United States District Court for the District of Minnesota (the District Court). In

--------------------------------------------------------------------------------
34  RIVERSOURCE PARTNERS FUNDAMENTAL VALUE FUND -- 2009 SEMIANNUAL REPORT

--------------------------------------------------------------------------------



response to defendants' motion to dismiss the complaint, the District Court dismissed one of plaintiffs' four claims and granted plaintiffs limited discovery. Defendants moved for summary judgment in April 2007. Summary judgment was granted in the defendants' favor on July 9, 2007. The plaintiffs filed a notice of appeal with the Eighth Circuit Court of Appeals (the Eighth Circuit) on August 8, 2007. On April 8, 2009, the Eighth Circuit reversed summary judgment and remanded to the District Court for further proceedings. On August 6, 2009, defendants filed a writ of certiorari with the U.S. Supreme Court, asking the U.S. Supreme Court to stay the District Court proceedings while the U.S. Supreme Court considers and rules in a case captioned Jones v. Harris Associates, which involves issues of law similar to those presented in the Gallus case.

In December 2005, without admitting or denying the allegations, American Express Financial Corporation (AEFC, which is now known as Ameriprise Financial, Inc. (Ameriprise Financial)), entered into settlement agreements with the Securities and Exchange Commission (SEC) and Minnesota Department of Commerce (MDOC) related to market timing activities. As a result, AEFC was censured and ordered to cease and desist from committing or causing any violations of certain provisions of the Investment Advisers Act of 1940, the Investment Company Act of 1940, and various Minnesota laws. AEFC agreed to pay disgorgement of $10 million and civil money penalties of $7 million. AEFC also agreed to retain an independent distribution consultant to assist in developing a plan for distribution of all disgorgement and civil penalties ordered by the SEC in accordance with various undertakings detailed at http://www.sec.gov/litigation/admin/ia-2451.pdf. Ameriprise Financial and its affiliates have cooperated with the SEC and the MDOC in these legal proceedings, and have made regular reports to the RiverSource Funds' Boards of Directors/Trustees.

On November 7, 2008, RiverSource Investments, LLC, a subsidiary of Ameriprise Financial, Inc., acquired J. & W. Seligman & Co. Incorporated (Seligman). In late 2003, Seligman conducted an extensive internal review concerning mutual fund trading practices. Seligman's review, which covered the period 2001-2003, noted one arrangement that permitted frequent trading in certain open-end registered investment companies managed by Seligman (the Seligman Funds); this arrangement was in the process of being closed down by Seligman before September 2003. Seligman identified three other arrangements that permitted frequent trading, all of which had been terminated by September 2002. In January 2004, Seligman, on a voluntary basis, publicly disclosed these four arrangements to its clients and to shareholders of the Seligman Funds. Seligman also provided information concerning mutual fund

--------------------------------------------------------------------------------
       RIVERSOURCE PARTNERS FUNDAMENTAL VALUE FUND -- 2009 SEMIANNUAL REPORT  35

NOTES TO FINANCIAL STATEMENTS (continued) --------------------------------------


trading practices to the SEC and the Office of the Attorney General of the State of New York (NYAG).

In September 2006, the NYAG commenced a civil action in New York State Supreme Court against Seligman, Seligman Advisors, Inc. (now known as RiverSource Fund Distributors, Inc.), Seligman Data Corp. and Brian T. Zino (collectively, the Seligman Parties), alleging, in substance, that the Seligman Parties permitted various persons to engage in frequent trading and, as a result, the prospectus disclosure used by the registered investment companies then managed by Seligman was and had been misleading. The NYAG included other related claims and also claimed that the fees charged by Seligman to the Seligman Funds were excessive. On March 13, 2009, without admitting or denying any violations of law or wrongdoing, the Seligman Parties entered into a stipulation of settlement with the NYAG and settled the claims made by the NYAG. Under the terms of the settlement, Seligman paid $11.3 million to four Seligman Funds. This settlement resolved all outstanding matters between the Seligman Parties and the NYAG. In addition to the foregoing matter, the New York staff of the SEC indicated in September 2005 that it was considering recommending to the Commissioners of the SEC the instituting of a formal action against Seligman and Seligman Advisors, Inc. relating to frequent trading in the Seligman Funds. Seligman responded to the staff in October 2005 that it believed that any action would be both inappropriate and unnecessary, especially in light of the fact that Seligman had previously resolved the underlying issue with the Independent Directors of the Seligman Funds and made recompense to the affected Seligman Funds. There have been no further developments with the SEC on this matter.

Ameriprise Financial and certain of its affiliates have historically been involved in a number of legal, arbitration and regulatory proceedings, including routine litigation, class actions, and governmental actions, concerning matters arising in connection with the conduct of their business activities. Ameriprise Financial believes that the Funds are not currently the subject of, and that neither Ameriprise Financial nor any of its affiliates are the subject of, any pending legal, arbitration or regulatory proceedings that are likely to have a material adverse effect on the Funds or the ability of Ameriprise Financial or its affiliates to perform under their contracts with the Funds. Ameriprise Financial is required to make 10-Q, 10-K and, as necessary, 8-K filings with the Securities and Exchange Commission on legal and regulatory matters that relate to Ameriprise Financial and its affiliates. Copies of these filings may be obtained by accessing the SEC website at www.sec.gov.


--------------------------------------------------------------------------------
36  RIVERSOURCE PARTNERS FUNDAMENTAL VALUE FUND -- 2009 SEMIANNUAL REPORT

--------------------------------------------------------------------------------


There can be no assurance that these matters, or the adverse publicity associated with them, will not result in increased fund redemptions, reduced sale of fund shares or other adverse consequences to the Funds. Further, although we believe proceedings are not likely to have a material adverse effect on the Funds or the ability of Ameriprise Financial or its affiliates to perform under their contracts with the Funds, these proceedings are subject to uncertainties and, as such, we are unable to estimate the possible loss or range of loss that may result. An adverse outcome in one or more of these proceedings could result in adverse judgments, settlements, fines, penalties or other relief that could have a material adverse effect on the consolidated financial condition or results of operations of Ameriprise Financial.


--------------------------------------------------------------------------------
       RIVERSOURCE PARTNERS FUNDAMENTAL VALUE FUND -- 2009 SEMIANNUAL REPORT  37

PROXY VOTING -------------------------------------------------------------------

The policy of the Board is to vote the proxies of the companies in which the Fund holds investments consistent with the procedures as stated in the Statement of Additional Information (SAI). You may obtain a copy of the SAI without charge by calling the RiverSource Family of Funds at 1(800) 221-2450; contacting your financial intermediary; visiting riversource.com/funds; or searching the website of the Securities and Exchange Commission (SEC) at http://www.sec.gov. Information regarding how the Fund voted proxies relating to portfolio securities is filed with the SEC by August 31 for the most recent 12-month period ending June 30 of that year, and is available without charge by visiting riversource.com/funds; or searching the website of the SEC at www.sec.gov.


--------------------------------------------------------------------------------
38  RIVERSOURCE PARTNERS FUNDAMENTAL VALUE FUND -- 2009 SEMIANNUAL REPORT

RIVERSOURCE PARTNERS FUNDAMENTAL VALUE FUND
734 Ameriprise Financial Center
Minneapolis, MN 55474

RIVERSOURCE.COM/FUNDS


                                This report must be accompanied or preceded by the Fund's
                                current prospectus. RiverSource(R) mutual funds are
                                distributed by RiverSource Fund Distributors, Inc., Member
                                FINRA, and managed by RiverSource Investments, LLC.
                                RiverSource is part of Ameriprise Financial, Inc.
(RIVERSOURCE INVESTMENTS LOGO)  (C)2010 RiverSource Investments, LLC.                              S-6247 K (1/10)

Semiannual Report

                                                  (RIVERSOURCE INVESTMENTS LOGO)

RIVERSOURCE
PARTNERS SELECT VALUE FUND

SEMIANNUAL REPORT FOR
THE PERIOD ENDED
NOVEMBER 30, 2009


RIVERSOURCE PARTNERS SELECT VALUE FUND SEEKS TO
PROVIDE SHAREHOLDERS WITH LONG-TERM GROWTH OF
CAPITAL.

                                                    (SINGLE STRATEGY FUNDS ICON)

TABLE OF CONTENTS --------------------------------------------------------------


Your Fund at a Glance..............    2

Fund Expenses Example..............    7

Portfolio of Investments...........    9

Statement of Assets and
  Liabilities......................   15

Statement of Operations............   16

Statements of Changes in Net
  Assets...........................   17

Financial Highlights...............   19

Notes to Financial Statements......   24

Proxy Voting.......................   37



 At a Special Meeting of Shareholders scheduled to be held on March 10, 2010, shareholders who owned shares of the RiverSource Partners Select Value Fund (the Fund) on January 15, 2010 will vote on the merger of the Fund into RiverSource Mid Cap Value Fund, a fund whose investment objective is long-term growth of capital. If approved, the merger is anticipated to take place before the end of the second quarter of 2010.


--------------------------------------------------------------------------------
             RIVERSOURCE PARTNERS SELECT VALUE FUND -- 2009 SEMIANNUAL REPORT  1

YOUR FUND AT A GLANCE ----------------------------------------------------------
(UNAUDITED)

FUND SUMMARY
--------------------------------------------------------------------------------

> RiverSource Partners Select Value Fund (the Fund) Class A shares gained 19.18%
  (excluding sales charges) for the six-month period ended Nov. 30, 2009.

> The Fund underperformed its benchmark, the Russell Midcap(R) Value Index, which rose 23.84% during the same six-month period.

> The Fund also underperformed its peer group, as represented by the Lipper Mid-
  Cap Value Funds Index, which increased 20.43% during the same period.

ANNUALIZED TOTAL RETURNS (for period ended Nov. 30, 2009)
--------------------------------------------------------------------------------


                                                                   SINCE
                                                                 INCEPTION
                           6 MONTHS*   1 YEAR  3 YEARS  5 YEARS    3/8/02
--------------------------------------------------------------------------
RiverSource Partners
  Select Value Fund Class
  A (excluding sales
  charge)                   +19.18%   +34.47%   -5.56%   +0.97%    +3.99%
--------------------------------------------------------------------------
Russell Midcap(R) Value
  Index (unmanaged)(1)      +23.84%   +33.75%   -7.88%   +1.71%    +5.50%
--------------------------------------------------------------------------
Lipper Mid-Cap Value
  Funds Index(2)            +20.43%   +39.38%   -5.77%   +1.61%    +4.46%
--------------------------------------------------------------------------



* Not annualized.

The performance information shown represents past performance and is not a guarantee of future results. The investment return and principal value of your investment will fluctuate so that your shares, when redeemed, may be worth more or less than their original cost. Current performance may be lower or higher than the performance information shown. You may obtain performance information current to the most recent month-end by contacting your financial intermediary, visiting riversource.com/funds or calling 1(800) 221-2450.

The 5.75% sales charge applicable to Class A shares of the Fund is not reflected in the table above. If reflected, returns would be lower than those shown. The performance of other classes may vary from that shown because of differences in fees and expenses. The Fund's returns reflect the effect of fee waivers/expense reimbursements, if any. Without such waivers/reimbursements, the Fund's returns would be lower. See the Average Annual Total Returns table for performance of other share classes of the Fund.


--------------------------------------------------------------------------------
2  RIVERSOURCE PARTNERS SELECT VALUE FUND -- 2009 SEMIANNUAL REPORT

--------------------------------------------------------------------------------


The indices do not reflect the effects of sales charges, expenses (excluding Lipper) and taxes. It is not possible to invest directly in an index.

(1) The Russell Midcap(R) Value Index, an unmanaged index, measures the performance of those Russell Midcap companies with lower price-to-book ratios and lower forecasted growth values. The stocks are also members of the Russell 1000 Value Index. The index reflects reinvestment of all distributions and changes in market prices.
(2) The Lipper Mid-Cap Value Funds Index includes the 30 largest mid-cap value funds tracked by Lipper Inc. The index's returns include net reinvested dividends.


--------------------------------------------------------------------------------
             RIVERSOURCE PARTNERS SELECT VALUE FUND -- 2009 SEMIANNUAL REPORT  3

YOUR FUND AT A GLANCE (continued) ----------------------------------------------


AVERAGE ANNUAL TOTAL RETURNS
--------------------------------------------------------------------------------

AT NOV. 30, 2009
                                                                    SINCE
Without sales charge        6 MONTHS*   1 YEAR  3 YEARS  5 YEARS  INCEPTION
Class A (inception
  3/8/02)                    +19.18%   +34.47%   -5.56%   +0.97%    +3.99%
---------------------------------------------------------------------------
Class B (inception
  3/8/02)                    +18.75%   +33.37%   -6.30%   +0.21%    +3.20%
---------------------------------------------------------------------------
Class C (inception
  3/8/02)                    +18.81%   +33.35%   -6.27%   +0.20%    +3.21%
---------------------------------------------------------------------------
Class I (inception
  3/4/04)                    +19.50%   +34.97%   -5.20%   +1.40%    +2.02%
---------------------------------------------------------------------------
Class R4 (inception
  3/8/02)                    +19.69%   +35.33%   -5.23%   +1.26%    +4.25%
---------------------------------------------------------------------------

With sales charge
Class A (inception
  3/8/02)                    +12.33%   +26.73%   -7.41%   -0.21%    +3.20%
---------------------------------------------------------------------------
Class B (inception
  3/8/02)                    +13.75%   +28.37%   -6.84%   -0.01%    +3.20%
---------------------------------------------------------------------------
Class C (inception
  3/8/02)                    +17.81%   +32.35%   -6.27%   +0.20%    +3.21%
---------------------------------------------------------------------------



Class A share performance reflects the maximum initial sales charge of 5.75%. Class B share performance reflects a contingent deferred sales charge (CDSC) applied as follows: first year 5%; second year 4%; third and fourth years 3%; fifth year 2%; sixth year 1%; no sales charge thereafter. Class C shares may be subject to a 1% CDSC if shares are sold within one year after purchase. Sales charges do not apply to Class I and Class R4 shares. Class I and Class R4 shares are available to qualifying institutional investors only.

* Not annualized.


--------------------------------------------------------------------------------
4  RIVERSOURCE PARTNERS SELECT VALUE FUND -- 2009 SEMIANNUAL REPORT

--------------------------------------------------------------------------------


STYLE MATRIX
--------------------------------------------------------------------------------



         STYLE
VALUE    BLEND   GROWTH
                          LARGE
   X                      MEDIUM   SIZE
                          SMALL



Shading within the style matrix approximates areas in which the Fund is designed to generally invest.

The style matrix can be a valuable tool for constructing and monitoring your portfolio. It provides a frame of reference for distinguishing the types of stocks or bonds owned by a mutual fund, and may serve as a guideline for helping you build a portfolio.

Investment products, including shares of mutual funds, are not federally or FDIC-insured, are not deposits or obligations of, or guaranteed by any financial institution, and involve investment risks including possible loss of principal and fluctuation in value.

Investments in small- and mid-capitalization companies involve greater risks and volatility than investments in larger, more established companies.


--------------------------------------------------------------------------------
             RIVERSOURCE PARTNERS SELECT VALUE FUND -- 2009 SEMIANNUAL REPORT  5

YOUR FUND AT A GLANCE (continued) ----------------------------------------------


SECTOR DIVERSIFICATION(1) (at Nov. 30, 2009; % of portfolio assets)
---------------------------------------------------------------------

Consumer Discretionary                     10.1%
------------------------------------------------
Consumer Staples                            3.4%
------------------------------------------------
Energy                                      9.6%
------------------------------------------------
Financials                                 19.8%
------------------------------------------------
Health Care                                 7.6%
------------------------------------------------
Industrials                                19.8%
------------------------------------------------
Information Technology                      9.0%
------------------------------------------------
Materials                                   9.1%
------------------------------------------------
Telecommunication Services                  3.0%
------------------------------------------------
Utilities                                   7.2%
------------------------------------------------
Other(2)                                    1.4%
------------------------------------------------


(1) Sectors can be comprised of several industries. Please refer to the section entitled "Portfolio of Investments" for a complete listing. No single industry exceeds 25% of portfolio assets.

    Percentages indicated are based upon total investments (excluding Investments of Cash Collateral Received for Securities on Loan) as of Nov. 30, 2009. The Fund's composition is subject to change.

(2) Cash & Cash Equivalents.

The sectors identified above are based on the Global Industry Classification Standard (GICS), which was developed by and is the exclusive property of Morgan Stanley Capital International Inc. and Standard & Poor's, a division of The McGraw-Hill Companies, Inc.

TOP TEN HOLDINGS (at Nov. 30, 2009; % of portfolio assets)
---------------------------------------------------------------------

Lorillard                                   3.5%
------------------------------------------------
XL Capital Cl A                             3.3%
------------------------------------------------
Cooper Inds Cl A                            2.6%
------------------------------------------------
Mylan                                       2.5%
------------------------------------------------
Eaton                                       2.0%
------------------------------------------------
Eastman Chemical                            2.0%
------------------------------------------------
PartnerRe                                   2.0%
------------------------------------------------
Everest Re Group                            1.9%
------------------------------------------------
Enbridge                                    1.8%
------------------------------------------------
Freeport-McMoRan Copper & Gold              1.7%
------------------------------------------------


Percentage indicated are based upon total investments (excluding Investments of Cash Collateral Received for Securities on Loan and Cash & Cash Equivalents) as of Nov. 30, 2009.

For further detail about these holdings, please refer to the section entitled "Portfolio of Investments."

Fund holdings are of the date given, are subject to change at any time, and are not recommendations to buy or sell any security.


--------------------------------------------------------------------------------
6  RIVERSOURCE PARTNERS SELECT VALUE FUND -- 2009 SEMIANNUAL REPORT

FUND EXPENSES EXAMPLE ----------------------------------------------------------
(UNAUDITED)

As a shareholder of the Fund, you incur two types of costs: (1) transaction costs, including sales charges (loads) on purchase payments; and (2) ongoing costs, which may include management fees; distribution and service (12b-1) fees; and other Fund fees and expenses. This example is intended to help you understand your ongoing costs (in dollars) of investing in the Fund and to compare these costs with the ongoing costs of investing in other mutual funds. In addition to the ongoing expenses which the Fund bears directly, the Fund's shareholders indirectly bear the ongoing expenses of any funds in which the Fund invests (also referred to as "acquired funds"), including affiliated and non-affiliated pooled investment vehicles (including mutual funds and exchange traded funds). The Fund's indirect expense from investing in the acquired funds is based on the Fund's pro rata portion of the ongoing expenses charged by acquired funds using the expense ratio of each of the acquired funds as of the acquired fund's most recent shareholder report.

The example is based on an investment of $1,000 invested at the beginning of the period and held for the six months ended Nov. 30, 2009.

ACTUAL EXPENSES
The first line of the table provides information about actual account values and actual expenses. You may use the information in this line, together with the amount you invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the result by the number in the first line under the heading titled "Expenses paid during the period" to estimate the expenses you paid on your account during this period.

HYPOTHETICAL EXAMPLE FOR COMPARISON PURPOSES
The second line of the table provides information about hypothetical account values and hypothetical expenses based on the Fund's actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not the Fund's actual return. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare the ongoing costs of investing in the Fund and other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of the other funds.

Please note that the expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any transactional costs, such as sales charges (loads). Therefore, the second line of the table is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds. In addition, if these transactional costs were included, your costs would have been higher.


--------------------------------------------------------------------------------
             RIVERSOURCE PARTNERS SELECT VALUE FUND -- 2009 SEMIANNUAL REPORT  7

FUND EXPENSES EXAMPLE (continued) ----------------------------------------------


                                  BEGINNING        ENDING        EXPENSES
                                ACCOUNT VALUE  ACCOUNT VALUE   PAID DURING     ANNUALIZED
                                 JUNE 1, 2009  NOV. 30, 2009  THE PERIOD(a)  EXPENSE RATIO
------------------------------------------------------------------------------------------
Class A
------------------------------------------------------------------------------------------
  Actual(b)                         $1,000       $1,191.80        $ 6.89         1.24%
------------------------------------------------------------------------------------------
  Hypothetical
  (5% return before expenses)       $1,000       $1,019.06        $ 6.34         1.24%
------------------------------------------------------------------------------------------

Class B
------------------------------------------------------------------------------------------
  Actual(b)                         $1,000       $1,187.50        $11.14         2.01%
------------------------------------------------------------------------------------------
  Hypothetical
  (5% return before expenses)       $1,000       $1,015.15        $10.26         2.01%
------------------------------------------------------------------------------------------

Class C
------------------------------------------------------------------------------------------
  Actual(b)                         $1,000       $1,188.10        $11.09         2.00%
------------------------------------------------------------------------------------------
  Hypothetical
  (5% return before expenses)       $1,000       $1,015.21        $10.21         2.00%
------------------------------------------------------------------------------------------

Class I
------------------------------------------------------------------------------------------
  Actual(b)                         $1,000       $1,195.00        $ 4.39          .79%
------------------------------------------------------------------------------------------
  Hypothetical
  (5% return before expenses)       $1,000       $1,021.34        $ 4.05          .79%
------------------------------------------------------------------------------------------

Class R4
------------------------------------------------------------------------------------------
  Actual(b)                         $1,000       $1,196.90        $ 6.07         1.09%
------------------------------------------------------------------------------------------
  Hypothetical
  (5% return before expenses)       $1,000       $1,019.82        $ 5.58         1.09%
------------------------------------------------------------------------------------------


(a) Expenses are equal to the annualized expense ratio for each class as indicated above, multiplied by the average account value over the period, multiplied by 185/365 (to reflect the one-half year period).
(b) Based on the actual return for the six months ended Nov. 30, 2009: +19.18% for Class A, +18.75% for Class B, +18.81% for Class C, +19.50% for Class I and +19.69% for Class R4.


--------------------------------------------------------------------------------
8  RIVERSOURCE PARTNERS SELECT VALUE FUND -- 2009 SEMIANNUAL REPORT

PORTFOLIO OF INVESTMENTS -------------------------------------------------------

NOV. 30, 2009 (UNAUDITED)
(Percentages represent value of investments compared to net assets)

INVESTMENTS IN SECURITIES


COMMON STOCKS (98.4%)
ISSUER                                                 SHARES                VALUE(a)
AEROSPACE & DEFENSE (1.1%)
Goodrich                                                 54,099(d)         $3,210,235
-------------------------------------------------------------------------------------

AIRLINES (1.5%)
AMR                                                     113,071(b,d)          682,949
Continental Airlines Cl B                                70,598(b,d)        1,006,727
Delta Air Lines                                         191,566(b)          1,568,926
UAL                                                      51,630(b,d)          400,649
US Airways Group                                        130,822(b,d)          482,733
                                                                      ---------------
Total                                                                       4,141,984
-------------------------------------------------------------------------------------

AUTO COMPONENTS (0.8%)
Goodyear Tire & Rubber                                  156,252(b)          2,142,215
-------------------------------------------------------------------------------------

AUTOMOBILES (0.1%)
Ford Motor                                               44,730(b)            397,650
-------------------------------------------------------------------------------------

CAPITAL MARKETS (1.3%)
Artio Global Investors                                   30,726(b)            703,625
Invesco                                                 134,564             2,994,049
                                                                      ---------------
Total                                                                       3,697,674
-------------------------------------------------------------------------------------

CHEMICALS (5.1%)
Agrium                                                   12,205(c)            681,771
Eastman Chemical                                         93,079             5,595,910
Lubrizol                                                 60,350             4,376,582
PPG Inds                                                 64,219             3,816,535
                                                                      ---------------
Total                                                                      14,470,798
-------------------------------------------------------------------------------------

COMMERCIAL BANKS (1.1%)
Cullen/Frost Bankers                                     28,914             1,388,450
M&T Bank                                                 26,884(d)          1,763,053
                                                                      ---------------
Total                                                                       3,151,503
-------------------------------------------------------------------------------------

COMMERCIAL SERVICES & SUPPLIES (1.0%)
Ritchie Bros Auctioneers                                116,567(c,d)        2,776,626
-------------------------------------------------------------------------------------

COMMUNICATIONS EQUIPMENT (0.2%)
Brocade Communications Systems                           72,212(b)            511,983
-------------------------------------------------------------------------------------

CONSTRUCTION & ENGINEERING (2.1%)
Chicago Bridge & Iron                                    78,696(c)          1,384,263
Fluor                                                    26,880             1,141,862
Foster Wheeler                                           42,728(b)          1,275,004
Insituform Technologies Cl A                             17,797(b,d)          368,398
Jacobs Engineering Group                                 28,877(b,d)        1,010,406
KBR                                                      43,759               815,230
                                                                      ---------------
Total                                                                       5,995,163
-------------------------------------------------------------------------------------

CONSTRUCTION MATERIALS (0.6%)
CEMEX ADR                                               146,909(b,c)        1,658,603
-------------------------------------------------------------------------------------

CONSUMER FINANCE (0.2%)
SLM                                                      41,315(b)            453,226
-------------------------------------------------------------------------------------

DISTRIBUTORS (0.5%)
Genuine Parts                                            35,710             1,279,489
-------------------------------------------------------------------------------------

DIVERSIFIED FINANCIAL SERVICES (0.3%)
PICO Holdings                                            29,503(b)            883,320
-------------------------------------------------------------------------------------

DIVERSIFIED TELECOMMUNICATION SERVICES (3.0%)
CenturyTel                                              109,291             3,889,666
Qwest Communications Intl                               728,787             2,660,073
Windstream                                              196,336             1,947,653
                                                                      ---------------
Total                                                                       8,497,392
-------------------------------------------------------------------------------------

ELECTRIC UTILITIES (2.4%)
Allegheny Energy                                        109,128             2,398,633
Pepco Holdings                                          199,253             3,247,824
Pinnacle West Capital                                    33,335             1,169,725
                                                                      ---------------
Total                                                                       6,816,182
-------------------------------------------------------------------------------------


                             See accompanying Notes to Portfolio of Investments.

--------------------------------------------------------------------------------
             RIVERSOURCE PARTNERS SELECT VALUE FUND -- 2009 SEMIANNUAL REPORT  9

PORTFOLIO OF INVESTMENTS (continued) -------------------------------------------


COMMON STOCKS (CONTINUED)
ISSUER                                                 SHARES                VALUE(a)

ELECTRICAL EQUIPMENT (4.0%)
AO Smith                                                 50,115            $2,100,821
Cooper Inds Cl A                                        172,528             7,365,220
Rockwell Automation                                      41,229(d)          1,793,049
                                                                      ---------------
Total                                                                      11,259,090
-------------------------------------------------------------------------------------

ELECTRONIC EQUIPMENT, INSTRUMENTS & COMPONENTS (2.1%)
Agilent Technologies                                    100,547(b)          2,907,819
Celestica                                               358,705(b,c)        2,937,794
                                                                      ---------------
Total                                                                       5,845,613
-------------------------------------------------------------------------------------

ENERGY EQUIPMENT & SERVICES (2.7%)
BJ Services                                              27,733               520,826
Cameron Intl                                             79,058(b)          2,988,392
Noble                                                    28,358(c)          1,171,469
Smith Intl                                               42,622(d)          1,158,466
Transocean                                               22,256(b,c)        1,900,440
                                                                      ---------------
Total                                                                       7,739,593
-------------------------------------------------------------------------------------

GAS UTILITIES (1.4%)
EQT                                                      39,212             1,613,574
Questar                                                  62,781             2,490,522
                                                                      ---------------
Total                                                                       4,104,096
-------------------------------------------------------------------------------------

HEALTH CARE EQUIPMENT & SUPPLIES (1.0%)
Hospira                                                  61,475(b)          2,886,251
-------------------------------------------------------------------------------------

HEALTH CARE PROVIDERS & SERVICES (1.1%)
McKesson                                                 34,928             2,166,234
Universal Health Services Cl B                           19,431             1,085,999
                                                                      ---------------
Total                                                                       3,252,233
-------------------------------------------------------------------------------------

HOTELS, RESTAURANTS & LEISURE (1.4%)
Penn Natl Gaming                                         32,245(b)            863,844
Royal Caribbean Cruises                                  52,453(b,d)        1,288,770
Starwood Hotels & Resorts Worldwide                      59,304(d)          1,898,914
                                                                      ---------------
Total                                                                       4,051,528
-------------------------------------------------------------------------------------

HOUSEHOLD DURABLES (1.4%)
DR Horton                                                95,958(d)            986,448
KB Home                                                  37,129(d)            503,098
Mohawk Inds                                              37,261(b)          1,530,682
Pulte Homes                                             117,601(d)          1,074,873
                                                                      ---------------
Total                                                                       4,095,101
-------------------------------------------------------------------------------------

INDUSTRIAL CONGLOMERATES (0.4%)
McDermott Intl                                           50,338(b)          1,054,078
-------------------------------------------------------------------------------------

INSURANCE (12.5%)
Aon                                                      51,583             1,997,810
Arch Capital Group                                       14,767(b,c,d)      1,031,327
Assurant                                                 84,409             2,580,383
Axis Capital Holdings                                    97,550(c)          2,730,425
Everest Re Group                                         62,875(c)          5,351,291
Lincoln Natl                                            108,169             2,478,152
Marsh & McLennan Companies                               36,989               834,102
PartnerRe                                                71,623(c)          5,517,836
Transatlantic Holdings                                   32,332             1,747,221
Willis Group Holdings                                    72,267(c,d)        1,962,049
XL Capital Cl A                                         506,333(c)          9,270,957
                                                                      ---------------
Total                                                                      35,501,553
-------------------------------------------------------------------------------------

LEISURE EQUIPMENT & PRODUCTS (0.5%)
Hasbro                                                   48,519(d)          1,438,588
-------------------------------------------------------------------------------------

LIFE SCIENCES TOOLS & SERVICES (1.5%)
Covance                                                  39,110(b,d)        2,077,132
Life Technologies                                        45,493(b)          2,264,642
                                                                      ---------------
Total                                                                       4,341,774
-------------------------------------------------------------------------------------

MACHINERY (6.9%)
AGCO                                                     43,804(b,d)        1,327,699
Cummins                                                  38,999             1,751,055
Eaton                                                    88,110             5,630,229
Ingersoll-Rand                                          114,685(c)          4,056,408
Manitowoc                                               149,956(d)          1,472,568
Parker Hannifin                                          43,042             2,322,546
Stanley Works                                            42,708(d)          2,074,328
Terex                                                    56,555(b,d)        1,064,931
                                                                      ---------------
Total                                                                      19,699,764
-------------------------------------------------------------------------------------


See accompanying Notes to Portfolio of Investments.

--------------------------------------------------------------------------------
10  RIVERSOURCE PARTNERS SELECT VALUE FUND -- 2009 SEMIANNUAL REPORT

--------------------------------------------------------------------------------


COMMON STOCKS (CONTINUED)
ISSUER                                                 SHARES                VALUE(a)

MEDIA (1.7%)
Natl CineMedia                                          151,726            $2,216,717
Regal Entertainment Group Cl A                          192,161             2,632,606
                                                                      ---------------
Total                                                                       4,849,323
-------------------------------------------------------------------------------------

METALS & MINING (3.4%)
Freeport-McMoRan Copper & Gold                           57,185(b)          4,734,917
Nucor                                                    53,624             2,274,194
Steel Dynamics                                           70,403             1,191,219
United States Steel                                      32,583(d)          1,455,157
                                                                      ---------------
Total                                                                       9,655,487
-------------------------------------------------------------------------------------

MULTILINE RETAIL (1.7%)
Family Dollar Stores                                     51,155             1,560,739
JC Penney                                                16,578(d)            476,452
Macy's                                                  176,304             2,875,518
                                                                      ---------------
Total                                                                       4,912,709
-------------------------------------------------------------------------------------

MULTI-UTILITIES (3.3%)
DTE Energy                                               58,678(d)          2,353,575
Sempra Energy                                            72,301(d)          3,842,075
Wisconsin Energy                                         72,200             3,256,220
                                                                      ---------------
Total                                                                       9,451,870
-------------------------------------------------------------------------------------

OIL, GAS & CONSUMABLE FUELS (6.9%)
Alpha Natural Resources                                  29,043(b)          1,074,591
El Paso                                                 186,795             1,785,760
Enbridge                                                115,414(c)          4,935,104
Newfield Exploration                                     73,189(b)          3,094,431
Pioneer Natural Resources                                64,971(d)          2,686,551
Southwestern Energy                                      66,439(b)          2,920,658
Sunoco                                                   27,657               696,956
Ultra Petroleum                                          50,275(b)          2,362,422
                                                                      ---------------
Total                                                                      19,556,473
-------------------------------------------------------------------------------------

PHARMACEUTICALS (3.9%)
Forest Laboratories                                      70,623(b)          2,165,301
King Pharmaceuticals                                    175,554(b)          2,076,804
Mylan                                                   387,646(b,d)        6,927,234
                                                                      ---------------
Total                                                                      11,169,339
-------------------------------------------------------------------------------------

REAL ESTATE INVESTMENT TRUSTS (REITS) (3.9%)
AvalonBay Communities                                    26,794(d)          1,935,599
Boston Properties                                        16,120(d)          1,079,718
Equity Residential                                       76,194             2,454,209
ProLogis                                                 97,910(d)          1,280,663
Rayonier                                                 63,829             2,536,563
Ventas                                                   42,092             1,807,010
                                                                      ---------------
Total                                                                      11,093,762
-------------------------------------------------------------------------------------

REAL ESTATE MANAGEMENT & DEVELOPMENT (0.5%)
St. Joe                                                  53,466(b,d)        1,331,303
-------------------------------------------------------------------------------------

ROAD & RAIL (2.3%)
CSX                                                      71,785             3,408,352
Kansas City Southern                                    107,290(b,d)        3,071,713
                                                                      ---------------
Total                                                                       6,480,065
-------------------------------------------------------------------------------------

SEMICONDUCTORS & SEMICONDUCTOR EQUIPMENT (3.1%)
LSI                                                     483,369(b)          2,557,022
Maxim Integrated Products                               157,216             2,767,002
MEMC Electronic Materials                                23,623(b)            284,421
Microchip Technology                                    123,059             3,230,298
                                                                      ---------------
Total                                                                       8,838,743
-------------------------------------------------------------------------------------

SOFTWARE (3.6%)
Adobe Systems                                            67,653(b)          2,373,267
Autodesk                                                 87,091(b,d)        2,042,284
BMC Software                                             76,263(b)          2,953,666
Check Point Software Technologies                        22,988(b,c,d)        726,191
McAfee                                                   56,675(b)          2,162,151
                                                                      ---------------
Total                                                                      10,257,559
-------------------------------------------------------------------------------------

SPECIALTY RETAIL (0.9%)
Abercrombie & Fitch Cl A                                 38,401(d)          1,533,352
Bed Bath & Beyond                                        30,891(b)          1,154,088
                                                                      ---------------
Total                                                                       2,687,440
-------------------------------------------------------------------------------------

TEXTILES, APPAREL & LUXURY GOODS (1.0%)
VF                                                       40,909             2,974,902
-------------------------------------------------------------------------------------


                             See accompanying Notes to Portfolio of Investments.

--------------------------------------------------------------------------------
            RIVERSOURCE PARTNERS SELECT VALUE FUND -- 2009 SEMIANNUAL REPORT  11

PORTFOLIO OF INVESTMENTS (continued) -------------------------------------------


COMMON STOCKS (CONTINUED)
ISSUER                                                 SHARES                VALUE(a)

TOBACCO (3.4%)
Lorillard                                               124,079            $9,666,995
-------------------------------------------------------------------------------------

TRADING COMPANIES & DISTRIBUTORS (0.6%)
WW Grainger                                              17,023             1,663,147
-------------------------------------------------------------------------------------
TOTAL COMMON STOCKS
(Cost: $278,882,598)                                                     $279,942,422
-------------------------------------------------------------------------------------



MONEY MARKET FUND (1.4%)
                                                       SHARES                VALUE(a)
RiverSource Short-Term Cash Fund, 0.20%               3,934,495(e)         $3,934,495
-------------------------------------------------------------------------------------
TOTAL MONEY MARKET FUND
(Cost: $3,934,495)                                                         $3,934,495
-------------------------------------------------------------------------------------



INVESTMENTS OF CASH COLLATERAL RECEIVED
FOR SECURITIES ON LOAN (16.5%)
                                                       SHARES                VALUE(a)
CASH COLLATERAL REINVESTMENT FUND
JPMorgan Prime Money Market Fund                     46,976,289           $46,976,289
-------------------------------------------------------------------------------------
TOTAL INVESTMENTS OF CASH COLLATERAL RECEIVED FOR SECURITIES ON LOAN
(Cost: $46,976,289)                                                       $46,976,289
-------------------------------------------------------------------------------------
TOTAL INVESTMENTS IN SECURITIES
(Cost: $329,793,382)(f)                                                  $330,853,206
=====================================================================================




NOTES TO PORTFOLIO OF INVESTMENTS


(a) Securities are valued by using policies described in Note 2 to the financial statements.

(b)  Non-income producing.

(c) Foreign security values are stated in U.S. dollars. At Nov. 30, 2009, the value of foreign securities, excluding short-term securities, represented 16.9% of net assets.

(d) At Nov. 30, 2009, security was partially or fully on loan. See Note 6 to the financial statements.

(e) Affiliated Money Market Fund -- See Note 7 to the financial statements. The rate shown is the seven-day current annualized yield at Nov. 30, 2009.

(f) At Nov. 30, 2009, the cost of securities for federal income tax purposes was approximately $329,793,000 and the approximate aggregate gross unrealized appreciation and depreciation based on that cost was:

     Unrealized appreciation                         $8,738,000
     Unrealized depreciation                         (7,678,000)
     ----------------------------------------------------------
     Net unrealized appreciation                     $1,060,000
     ----------------------------------------------------------


The industries identified above are based on the Global Industry Classification Standard (GICS), which was developed by and is the exclusive property of Morgan Stanley Capital International Inc. and Standard & Poor's, a division of The McGraw-Hill Companies, Inc.



--------------------------------------------------------------------------------
12  RIVERSOURCE PARTNERS SELECT VALUE FUND -- 2009 SEMIANNUAL REPORT

--------------------------------------------------------------------------------


FAIR VALUE MEASUREMENTS


Generally accepted accounting principles (GAAP) require disclosure regarding the inputs and valuation techniques used to measure fair value and any changes in valuation inputs or techniques. In addition, investments shall be disclosed by major category.

The Fund categorizes its fair value measurements according to a three-level hierarchy that maximizes the use of observable inputs and minimizes the use of unobservable inputs by prioritizing that the most observable input be used when available. Observable inputs are those that market participants would use in pricing an investment based on market data obtained from sources independent of the reporting entity. Unobservable inputs are those that reflect the Fund's assumptions about the information market participants would use in pricing an investment. An investment's level within the fair value hierarchy is based on the lowest level of any input that is deemed significant to the asset or liability's fair value measurement. The input levels are not necessarily an indication of the risk or liquidity associated with investments at that level. For example, certain U.S. government securities are generally high quality and liquid, however, they are reflected as Level 2 because the inputs used to determine fair value may not always be quoted prices in an active market.

Fair value inputs are summarized in the three broad levels listed below:

     - Level 1 -- Valuations based on quoted prices for investments in active markets that the Fund has the ability to access at the measurement date. Valuation adjustments are not applied to Level 1 investments.

     - Level 2 -- Valuations based on other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risks, etc.).

     - Level 3 -- Valuations based on significant unobservable inputs (including the Fund's own assumptions and judgment in determining the fair value of investments).

Inputs that are used in determining fair value of an investment may include price information, credit data, volatility statistics, and other factors. These inputs can be either observable or unobservable. The availability of observable inputs can vary between investments, and is affected by various factors such as the type of investment, and the volume and level of activity for that investment or similar investments in the marketplace. The inputs will be considered by the Fund Administrator, along with any other relevant factors in the calculation of an investment's fair value. The Fund uses prices and inputs that are current as of the measurement date, which may include periods of market dislocations. During these periods, the availability of prices and inputs may be reduced for many investments. This condition could cause an investment to be reclassified between the various levels within the hierarchy.

Non-U.S. equity securities actively traded in foreign markets may be reflected in Level 2 despite the availability of closing prices, because the Fund evaluates and determines whether those closing prices reflect fair value at the close of the New York Stock Exchange (NYSE) or require adjustment, as described in Note 2 to the financial statements -- Valuation of securities.

Investments falling into the Level 3 category are primarily supported by quoted prices from brokers and dealers participating in the market for those investments. However, these may be classified as

--------------------------------------------------------------------------------
            RIVERSOURCE PARTNERS SELECT VALUE FUND -- 2009 SEMIANNUAL REPORT  13

PORTFOLIO OF INVESTMENTS (continued) -------------------------------------------

Level 3 investments due to lack of market transparency and corroboration to support these quoted prices. Additionally, valuation models may be used as the pricing source for any remaining investments classified as Level 3. These models rely on one or more significant unobservable inputs and/or significant assumptions by the Fund Administrator. Inputs used in a valuation model may include, but are not limited to, financial statement analysis, discount rates and estimated cash flows, and comparable company data.

The following table is a summary of the inputs used to value the Fund's investments as of Nov. 30, 2009:

                                                FAIR VALUE AT NOV. 30, 2009
                              ---------------------------------------------------------------
                                   LEVEL 1          LEVEL 2
                                QUOTED PRICES        OTHER          LEVEL 3
                                  IN ACTIVE       SIGNIFICANT     SIGNIFICANT
                                 MARKETS FOR       OBSERVABLE    UNOBSERVABLE
DESCRIPTION                   IDENTICAL ASSETS       INPUTS         INPUTS           TOTAL
---------------------------------------------------------------------------------------------
Equity Securities
  Common Stocks(a)              $279,942,422          $--             $--        $279,942,422
---------------------------------------------------------------------------------------------
Total Equity Securities          279,942,422           --              --         279,942,422
---------------------------------------------------------------------------------------------
Other
  Affiliated Money Market
    Fund(b)                        3,934,495           --              --           3,934,495
  Investments of Cash
    Collateral Received
    for Securities on Loan        46,976,289           --              --          46,976,289
---------------------------------------------------------------------------------------------
Total Other                       50,910,784           --              --          50,910,784
---------------------------------------------------------------------------------------------
Total                           $330,853,206          $--             $--        $330,853,206
---------------------------------------------------------------------------------------------


(a) All industry classifications are identified in the Portfolio of Investments.
(b) Money market fund that is a sweep investment for cash balances in the Fund at Nov. 30, 2009.



HOW TO FIND INFORMATION ABOUT THE FUND'S QUARTERLY PORTFOLIO HOLDINGS

(i) The Fund files its complete schedule of portfolio holdings with the Securities and Exchange Commission (Commission) for the first and third quarters of each fiscal year on Form N-Q;

(ii) The Fund's Forms N-Q are available on the Commission's website at http://www.sec.gov;

(iii)The Fund's Forms N-Q may be reviewed and copied at the Commission's Public Reference Room in Washington, DC (information on the operations of the Public Reference Room may be obtained by calling 1(800) SEC-0330); and

(iv) The Fund's complete schedule of portfolio holdings, as filed on Form N-Q, can be obtained without charge, upon request, by calling the RiverSource Family of Funds at 1(800) 221-2450.


--------------------------------------------------------------------------------
14  RIVERSOURCE PARTNERS SELECT VALUE FUND -- 2009 SEMIANNUAL REPORT

STATEMENT OF ASSETS AND LIABILITIES  -------------------------------------------
NOV. 30, 2009 (UNAUDITED)


ASSETS
Investments in securities, at value
  Unaffiliated issuers* (identified cost $278,882,598)             $279,942,422
  Affiliated money market fund (identified cost $3,934,495)           3,934,495
  Investments of cash collateral received for securities on loan
    (identified cost $46,976,289)                                    46,976,289
-------------------------------------------------------------------------------
Total investments in securities (identified cost $329,793,382)      330,853,206
Capital shares receivable                                                27,603
Dividends and accrued interest receivable                               901,590
Receivable for investment securities sold                               143,567
-------------------------------------------------------------------------------
Total assets                                                        331,925,966
-------------------------------------------------------------------------------
LIABILITIES
Capital shares payable                                                  293,477
Payable for investment securities purchased                             145,930
Payable upon return of securities loaned                             46,976,289
Accrued investment management services fees                              18,197
Accrued distribution fees                                                52,061
Accrued transfer agency fees                                              5,154
Accrued administrative services fees                                      1,400
Accrued plan administration services fees                                    15
Other accrued expenses                                                   79,340
-------------------------------------------------------------------------------
Total liabilities                                                    47,571,863
-------------------------------------------------------------------------------
Net assets applicable to outstanding capital stock                 $284,354,103
-------------------------------------------------------------------------------

REPRESENTED BY
Capital stock -- $.01 par value                                    $    751,801
Additional paid-in capital                                          374,684,987
Undistributed net investment income                                   4,684,445
Accumulated net realized gain (loss)                                (96,826,978)
Unrealized appreciation (depreciation) on investments
  and on translation of assets and liabilities in foreign
  currencies                                                          1,059,848
-------------------------------------------------------------------------------
Total -- representing net assets applicable to outstanding
  capital stock                                                    $284,354,103
-------------------------------------------------------------------------------
*Including securities on loan, at value                            $ 46,027,148
-------------------------------------------------------------------------------



NET ASSET VALUE PER SHARE
                              NET ASSETS   SHARES OUTSTANDING   NET ASSET VALUE PER SHARE
Class A                     $188,320,591           49,662,459                       $3.79(1)
Class B                     $ 31,952,378            8,842,982                       $3.61
Class C                     $  3,956,732            1,098,366                       $3.60
Class I                     $ 60,054,665           15,558,035                       $3.86
Class R4                    $     69,737               18,230                       $3.83
-----------------------------------------------------------------------------------------



(1) The maximum offering price per share for Class A is $4.02. The offering price is calculated by dividing the net asset value by 1.0 minus the maximum sales charge of 5.75%.

The accompanying Notes to Financial Statements are an integral part of this statement.


--------------------------------------------------------------------------------
            RIVERSOURCE PARTNERS SELECT VALUE FUND -- 2009 SEMIANNUAL REPORT  15

STATEMENT OF OPERATIONS --------------------------------------------------------
SIX MONTHS ENDED NOV. 30, 2009 (UNAUDITED)


INVESTMENT INCOME
Income:
Dividends                                                          $ 3,536,177
Income distributions from affiliated money market fund                  10,848
Income from securities lending -- net                                   50,456
  Less foreign taxes withheld                                          (13,213)
------------------------------------------------------------------------------
Total income                                                         3,584,268
------------------------------------------------------------------------------
Expenses:
Investment management services fees                                  1,046,043
Distribution fees
  Class A                                                              235,522
  Class B                                                              169,156
  Class C                                                               20,144
Transfer agency fees
  Class A                                                              277,933
  Class B                                                               53,425
  Class C                                                                6,115
  Class R4                                                                  17
Administrative services fees                                            85,073
Plan administration service fees -- Class R4                                83
Compensation of board members                                            4,076
Printing and postage                                                    17,756
Registration fees                                                        9,544
Professional fees                                                        7,157
Other                                                                    4,786
------------------------------------------------------------------------------
Total expenses                                                       1,936,830
  Expenses waived/reimbursed by the Investment Manager and its
    affiliates                                                        (165,137)
------------------------------------------------------------------------------
Total net expenses                                                   1,771,693
------------------------------------------------------------------------------
Investment income (loss) -- net                                      1,812,575
------------------------------------------------------------------------------

REALIZED AND UNREALIZED GAIN (LOSS) -- NET
Net realized gain (loss) on:
  Security transactions                                             28,580,031
  Foreign currency transactions                                           (234)
------------------------------------------------------------------------------
Net realized gain (loss) on investments                             28,579,797
Net change in unrealized appreciation (depreciation) on
  investments and on translation of assets and liabilities in
  foreign currencies                                                18,337,551
------------------------------------------------------------------------------
Net gain (loss) on investments and foreign currencies               46,917,348
------------------------------------------------------------------------------
Net increase (decrease) in net assets resulting from operations    $48,729,923
------------------------------------------------------------------------------



The accompanying Notes to Financial Statements are an integral part of this statement.


--------------------------------------------------------------------------------
16  RIVERSOURCE PARTNERS SELECT VALUE FUND -- 2009 SEMIANNUAL REPORT

STATEMENTS OF CHANGES IN NET ASSETS --------------------------------------------


                                                                   SIX MONTHS ENDED     YEAR ENDED
                                                                      NOV. 30, 2009   MAY 31, 2009
                                                                        (UNAUDITED)
OPERATIONS AND DISTRIBUTIONS
Investment income (loss) -- net                                        $  1,812,575  $   4,562,273
Net realized gain (loss) on investments                                  28,579,797   (109,848,014)
Net change in unrealized appreciation (depreciation) on
  investments and on translation of assets and liabilities in
  foreign currencies                                                     18,337,551    (28,880,403)
--------------------------------------------------------------------------------------------------
Net increase (decrease) in net assets resulting from operations          48,729,923   (134,166,144)
--------------------------------------------------------------------------------------------------
Distributions to shareholders from:
  Net investment income
    Class A                                                                      --     (2,725,572)
    Class B                                                                      --        (68,157)
    Class C                                                                      --        (16,786)
    Class I                                                                      --       (334,003)
    Class R4                                                                     --         (1,229)
  Net realized gain
    Class A                                                                      --     (1,132,952)
    Class B                                                                      --       (240,449)
    Class C                                                                      --        (24,954)
    Class I                                                                      --        (97,618)
    Class R4                                                                     --           (358)
--------------------------------------------------------------------------------------------------
Total distributions                                                              --     (4,642,078)

--------------------------------------------------------------------------------------------------


--------------------------------------------------------------------------------
            RIVERSOURCE PARTNERS SELECT VALUE FUND -- 2009 SEMIANNUAL REPORT  17

STATEMENTS OF CHANGES IN NET ASSETS (continued) --------------------------------


                                                                   SIX MONTHS ENDED     YEAR ENDED
                                                                      NOV. 30, 2009   MAY 31, 2009
                                                                        (UNAUDITED)
CAPITAL SHARE TRANSACTIONS
Proceeds from sales
  Class A shares                                                       $  3,393,645  $  17,103,990
  Class B shares                                                            451,215      2,341,342
  Class C shares                                                            137,074        728,566
  Class I shares                                                          2,787,308     38,078,665
  Class R4 shares                                                                --         11,999
Reinvestment of distributions at net asset value
  Class A shares                                                                 --      3,777,240
  Class B shares                                                                 --        304,317
  Class C shares                                                                 --         40,868
  Class I shares                                                                 --        431,556
  Class R4 shares                                                                --          1,389
Conversions from Class B to Class A
  Class A shares                                                          3,620,491      6,464,807
  Class B shares                                                         (3,620,491)    (6,464,807)
Payments for redemptions
  Class A shares                                                        (22,727,546)   (69,432,688)
  Class B shares                                                         (4,737,142)   (15,479,529)
  Class C shares                                                           (524,939)    (1,483,889)
  Class I shares                                                         (4,501,777)    (2,500,776)
  Class R4 shares                                                                --         (2,373)
--------------------------------------------------------------------------------------------------
Increase (decrease) in net assets from capital share transactions       (25,722,162)   (26,079,323)
--------------------------------------------------------------------------------------------------
Total increase (decrease) in net assets                                  23,007,761   (164,887,545)
Net assets at beginning of period                                       261,346,342    426,233,887
--------------------------------------------------------------------------------------------------
Net assets at end of period                                            $284,354,103  $ 261,346,342
--------------------------------------------------------------------------------------------------
Undistributed net investment income                                    $  4,684,445  $   2,871,870
--------------------------------------------------------------------------------------------------



Certain line items from the prior year have been renamed to conform to the current year presentation.

The accompanying Notes to Financial Statements are an integral part of this statement.


--------------------------------------------------------------------------------
18  RIVERSOURCE PARTNERS SELECT VALUE FUND -- 2009 SEMIANNUAL REPORT

FINANCIAL HIGHLIGHTS -----------------------------------------------------------

The following tables are intended to help you understand the Fund's financial performance. Certain information reflects financial results for a single share of a class held for the periods shown. For periods ended 2008 and after, per share net investment income (loss) amounts are calculated based on average shares outstanding during the period. Total returns assume reinvestment of all dividends and distributions. Total returns do not reflect payment of sales charges, if any, and are not annualized for periods of less than one year.

                                                   SIX MONTHS ENDED                         YEAR ENDED MAY 31,
CLASS A                                              NOV. 30, 2009       -------------------------------------------------------
PER SHARE DATA                                        (UNAUDITED)          2009        2008        2007        2006        2005
Net asset value, beginning of period                     $3.18             $4.88       $5.93       $7.27       $6.65       $6.13
--------------------------------------------------------------------------------------------------------------------------------
INCOME FROM INVESTMENT OPERATIONS:
Net investment income (loss)                               .02               .06         .04         .05         .08         .02
Net gains (losses) (both realized and
 unrealized)                                               .59             (1.70)       (.44)       1.35         .64         .63
--------------------------------------------------------------------------------------------------------------------------------
Total from investment operations                           .61             (1.64)       (.40)       1.40         .72         .65
--------------------------------------------------------------------------------------------------------------------------------
LESS DISTRIBUTIONS:
Dividends from net investment income                        --              (.04)       (.03)       (.11)       (.01)       (.01)
Distributions from realized gains                           --              (.02)       (.62)      (2.63)       (.09)       (.12)
--------------------------------------------------------------------------------------------------------------------------------
Total distributions                                         --              (.06)       (.65)      (2.74)       (.10)       (.13)
--------------------------------------------------------------------------------------------------------------------------------
Net asset value, end of period                           $3.79             $3.18       $4.88       $5.93       $7.27       $6.65
--------------------------------------------------------------------------------------------------------------------------------
TOTAL RETURN                                            19.18%           (33.41%)     (6.67%)     24.19%      10.92%      10.66%
--------------------------------------------------------------------------------------------------------------------------------
RATIOS TO AVERAGE NET ASSETS(a)
Gross expenses prior to expense
 waiver/reimbursement                                    1.37%(b)          1.76%       1.53%       1.39%       1.30%       1.33%
--------------------------------------------------------------------------------------------------------------------------------
Net expenses after expense
 waiver/reimbursement(c)                                 1.24%(b)          1.39%       1.36%       1.30%       1.30%       1.33%
--------------------------------------------------------------------------------------------------------------------------------
Net investment income (loss)                             1.30%(b)          1.66%        .70%        .59%       1.21%        .35%
--------------------------------------------------------------------------------------------------------------------------------
SUPPLEMENTAL DATA
Net assets, end of period (in millions)                   $188              $172        $323        $448        $463        $525
--------------------------------------------------------------------------------------------------------------------------------
Portfolio turnover rate                                   123%              118%         88%        159%          7%         12%
--------------------------------------------------------------------------------------------------------------------------------



See accompanying Notes to Financial Highlights.



--------------------------------------------------------------------------------
            RIVERSOURCE PARTNERS SELECT VALUE FUND -- 2009 SEMIANNUAL REPORT  19

FINANCIAL HIGHLIGHTS (continued) -----------------------------------------------


                                                   SIX MONTHS ENDED                        YEAR ENDED MAY 31,
CLASS B                                              NOV. 30, 2009       ------------------------------------------------------
PER SHARE DATA                                        (UNAUDITED)          2009        2008        2007        2006        2005
Net asset value, beginning of period                     $3.04             $4.64       $5.69       $7.06       $6.50      $6.04
-------------------------------------------------------------------------------------------------------------------------------
INCOME FROM INVESTMENT OPERATIONS:
Net investment income (loss)                               .01               .03         .00(d)       --         .07       (.02)
Net gains (losses) (both realized and
 unrealized)                                               .56             (1.61)       (.43)       1.30         .58        .60
-------------------------------------------------------------------------------------------------------------------------------
Total from investment operations                           .57             (1.58)       (.43)       1.30         .65        .58
-------------------------------------------------------------------------------------------------------------------------------
LESS DISTRIBUTIONS:
Dividends from net investment income                        --              (.00)(d)      --        (.04)         --         --
Distributions from realized gains                           --              (.02)       (.62)      (2.63)       (.09)      (.12)
-------------------------------------------------------------------------------------------------------------------------------
Total distributions                                         --              (.02)       (.62)      (2.67)       (.09)      (.12)
-------------------------------------------------------------------------------------------------------------------------------
Net asset value, end of period                           $3.61             $3.04       $4.64       $5.69       $7.06      $6.50
-------------------------------------------------------------------------------------------------------------------------------
TOTAL RETURN                                            18.75%           (33.92%)     (7.46%)     23.24%      10.13%      9.76%
-------------------------------------------------------------------------------------------------------------------------------
RATIOS TO AVERAGE NET ASSETS(a)
Gross expenses prior to expense
 waiver/reimbursement                                    2.15%(b)          2.52%       2.29%       2.15%       2.06%      2.09%
-------------------------------------------------------------------------------------------------------------------------------
Net expenses after expense
 waiver/reimbursement(c)                                 2.01%(b)          2.15%       2.12%       2.06%       2.06%      2.09%
-------------------------------------------------------------------------------------------------------------------------------
Net investment income (loss)                              .46%(b)           .88%       (.07%)      (.18%)       .37%      (.43%)
-------------------------------------------------------------------------------------------------------------------------------
SUPPLEMENTAL DATA
Net assets, end of period (in millions)                    $32               $34         $77        $126        $151       $203
-------------------------------------------------------------------------------------------------------------------------------
Portfolio turnover rate                                   123%              118%         88%        159%          7%        12%
-------------------------------------------------------------------------------------------------------------------------------



See accompanying Notes to Financial Highlights.



--------------------------------------------------------------------------------
20  RIVERSOURCE PARTNERS SELECT VALUE FUND -- 2009 SEMIANNUAL REPORT

--------------------------------------------------------------------------------


                                                   SIX MONTHS ENDED                        YEAR ENDED MAY 31,
CLASS C                                              NOV. 30, 2009       ------------------------------------------------------
PER SHARE DATA                                        (UNAUDITED)          2009        2008        2007        2006        2005
Net asset value, beginning of period                     $3.03             $4.64       $5.69       $7.06       $6.50      $6.04
-------------------------------------------------------------------------------------------------------------------------------
INCOME FROM INVESTMENT OPERATIONS:
Net investment income (loss)                               .01               .03         .00(d)       --         .07       (.02)
Net gains (losses) (both realized and
 unrealized)                                               .56             (1.61)       (.43)       1.31         .58        .60
-------------------------------------------------------------------------------------------------------------------------------
Total from investment operations                           .57             (1.58)       (.43)       1.31         .65        .58
-------------------------------------------------------------------------------------------------------------------------------
LESS DISTRIBUTIONS:
Dividends from net investment income                        --              (.01)         --        (.05)         --         --
Distributions from realized gains                           --              (.02)       (.62)      (2.63)       (.09)      (.12)
-------------------------------------------------------------------------------------------------------------------------------
Total distributions                                         --              (.03)       (.62)      (2.68)       (.09)      (.12)
-------------------------------------------------------------------------------------------------------------------------------
Net asset value, end of period                           $3.60             $3.03       $4.64       $5.69       $7.06      $6.50
-------------------------------------------------------------------------------------------------------------------------------
TOTAL RETURN                                            18.81%           (33.97%)     (7.43%)     23.32%      10.13%      9.76%
-------------------------------------------------------------------------------------------------------------------------------
RATIOS TO AVERAGE NET ASSETS(a)
Gross expenses prior to expense
 waiver/reimbursement                                    2.13%(b)          2.52%       2.29%       2.15%       2.06%      2.09%
-------------------------------------------------------------------------------------------------------------------------------
Net expenses after expense
 waiver/reimbursement(c)                                 2.00%(b)          2.14%       2.12%       2.06%       2.06%      2.09%
-------------------------------------------------------------------------------------------------------------------------------
Net investment income (loss)                              .53%(b)           .91%       (.05%)      (.17%)       .40%      (.43%)
-------------------------------------------------------------------------------------------------------------------------------
SUPPLEMENTAL DATA
Net assets, end of period (in millions)                     $4                $4          $7          $9         $10        $12
-------------------------------------------------------------------------------------------------------------------------------
Portfolio turnover rate                                   123%              118%         88%        159%          7%        12%
-------------------------------------------------------------------------------------------------------------------------------



See accompanying Notes to Financial Highlights.



--------------------------------------------------------------------------------
            RIVERSOURCE PARTNERS SELECT VALUE FUND -- 2009 SEMIANNUAL REPORT  21

FINANCIAL HIGHLIGHTS (continued) -----------------------------------------------


                                                   SIX MONTHS ENDED                         YEAR ENDED MAY 31,
CLASS I                                              NOV. 30, 2009       -------------------------------------------------------
PER SHARE DATA                                        (UNAUDITED)          2009        2008        2007        2006        2005
Net asset value, beginning of period                     $3.23             $4.97       $6.03       $7.36       $6.70       $6.16
--------------------------------------------------------------------------------------------------------------------------------
INCOME FROM INVESTMENT OPERATIONS:
Net investment income (loss)                               .03               .07         .06         .07         .12         .04
Net gains (losses) (both realized and
 unrealized)                                               .60             (1.73)       (.45)       1.38         .65         .63
--------------------------------------------------------------------------------------------------------------------------------
Total from investment operations                           .63             (1.66)       (.39)       1.45         .77         .67
--------------------------------------------------------------------------------------------------------------------------------
LESS DISTRIBUTIONS:
Dividends from net investment income                        --              (.06)       (.05)       (.15)       (.02)       (.01)
Distributions from realized gains                           --              (.02)       (.62)      (2.63)       (.09)       (.12)
--------------------------------------------------------------------------------------------------------------------------------
Total distributions                                         --              (.08)       (.67)      (2.78)       (.11)       (.13)
--------------------------------------------------------------------------------------------------------------------------------
Net asset value, end of period                           $3.86             $3.23       $4.97       $6.03       $7.36       $6.70
--------------------------------------------------------------------------------------------------------------------------------
TOTAL RETURN                                            19.50%           (33.19%)     (6.37%)     24.65%      11.62%      11.02%
--------------------------------------------------------------------------------------------------------------------------------
RATIOS TO AVERAGE NET ASSETS(a)
Gross expenses prior to expense
 waiver/reimbursement                                     .83%(b)          1.16%       1.08%        .95%        .83%        .86%
--------------------------------------------------------------------------------------------------------------------------------
Net expenses after expense
 waiver/reimbursement(c)                                  .79%(b)           .96%        .98%(e)     .94%        .83%        .86%
--------------------------------------------------------------------------------------------------------------------------------
Net investment income (loss)                             1.76%(b)          2.21%       1.09%       1.00%       1.56%        .80%
--------------------------------------------------------------------------------------------------------------------------------
SUPPLEMENTAL DATA
Net assets, end of period (in millions)                    $60               $52         $20         $30         $13         $14
--------------------------------------------------------------------------------------------------------------------------------
Portfolio turnover rate                                   123%              118%         88%        159%          7%         12%
--------------------------------------------------------------------------------------------------------------------------------



See accompanying Notes to Financial Highlights.



--------------------------------------------------------------------------------
22  RIVERSOURCE PARTNERS SELECT VALUE FUND -- 2009 SEMIANNUAL REPORT

--------------------------------------------------------------------------------


                                                   SIX MONTHS ENDED                         YEAR ENDED MAY 31,
CLASS R4                                             NOV. 30, 2009       -------------------------------------------------------
PER SHARE DATA                                        (UNAUDITED)          2009        2008        2007        2006        2005
Net asset value, beginning of period                     $3.20             $4.93       $5.98       $7.32       $6.68       $6.15
--------------------------------------------------------------------------------------------------------------------------------
INCOME FROM INVESTMENT OPERATIONS:
Net investment income (loss)                               .03               .07         .06         .06         .10         .03
Net gains (losses) (both realized and
 unrealized)                                               .60             (1.72)       (.44)       1.36         .64         .63
--------------------------------------------------------------------------------------------------------------------------------
Total from investment operations                           .63             (1.65)       (.38)       1.42         .74         .66
--------------------------------------------------------------------------------------------------------------------------------
LESS DISTRIBUTIONS:
Dividends from net investment income                        --              (.06)       (.05)       (.13)       (.01)       (.01)
Distributions from realized gains                           --              (.02)       (.62)      (2.63)       (.09)       (.12)
--------------------------------------------------------------------------------------------------------------------------------
Total distributions                                         --              (.08)       (.67)      (2.76)       (.10)       (.13)
--------------------------------------------------------------------------------------------------------------------------------
Net asset value, end of period                           $3.83             $3.20       $4.93       $5.98       $7.32       $6.68
--------------------------------------------------------------------------------------------------------------------------------
TOTAL RETURN                                            19.69%           (33.26%)     (6.29%)     24.27%      11.26%      10.81%
--------------------------------------------------------------------------------------------------------------------------------
RATIOS TO AVERAGE NET ASSETS(a)
Gross expenses prior to expense
 waiver/reimbursement                                    1.13%(b)          1.51%       1.38%       1.22%       1.12%       1.15%
--------------------------------------------------------------------------------------------------------------------------------
Net expenses after expense
 waiver/reimbursement(c)                                 1.09%(b)          1.06%        .98%       1.13%       1.12%       1.15%
--------------------------------------------------------------------------------------------------------------------------------
Net investment income (loss)                             1.46%(b)          2.13%       1.10%        .77%       1.63%        .51%
--------------------------------------------------------------------------------------------------------------------------------
SUPPLEMENTAL DATA
Net assets, end of period (in millions)                    $--               $--         $--         $--         $--         $--
--------------------------------------------------------------------------------------------------------------------------------
Portfolio turnover rate                                   123%              118%         88%        159%          7%         12%
--------------------------------------------------------------------------------------------------------------------------------


NOTES TO FINANCIAL HIGHLIGHTS
(a) Expense ratios include the impact of a performance incentive adjustment, if any. In addition to the fees and expenses which the Fund bears directly, the Fund indirectly bears a pro rata share of the fees and expenses of the acquired funds in which it invests. Such indirect expenses are not included in the reported expense ratios.
(b) Annualized.
(c) The Investment Manager and its affiliates have agreed to waive/reimburse certain fees and expenses (excluding fees and expenses of acquired funds), before giving effect to any performance incentive adjustment.
(d) Rounds to zero.
(e) For the year ended May 31, 2008, the ratio of net expenses after reduction for waiver/reimbursement, if any and after reduction for earnings/bank fee credits was 0.97% for Class I.

The accompanying Notes to Financial Statements are an integral part of this statement.


--------------------------------------------------------------------------------
            RIVERSOURCE PARTNERS SELECT VALUE FUND -- 2009 SEMIANNUAL REPORT  23

NOTES TO FINANCIAL STATEMENTS --------------------------------------------------
(UNAUDITED AS OF NOV. 30, 2009)

1. ORGANIZATION

RiverSource Partners Select Value Fund (the Fund) is a series of RiverSource Managers Series, Inc. and is registered under the Investment Company Act of 1940, as amended (the 1940 Act) as a diversified, open-end management investment company. RiverSource Managers Series, Inc. has 10 billion authorized shares of capital stock that can be allocated among the separate series as designated by the Fund's Board of Directors (the Board). The Fund invests primarily in equity securities of mid-cap companies as well as companies with larger and smaller market capitalizations. For these purposes, the Fund considers mid-cap companies to be either those with a market capitalization of up to $10 billion or those whose market capitalization falls within the range of the Russell Midcap Value Index.

The Fund offers Class A, Class B, Class C, Class I and Class R4 shares.

- Class A shares are offered with a front-end sales charge, which may be waived under certain circumstances.

- Class B shares may be subject to a contingent deferred sales charge (CDSC) and automatically convert to Class A shares one month after the completion of the eighth year of ownership if originally purchased in a RiverSource fund on or after May 21, 2005 or originally purchased in a Seligman fund on or after June 13, 2009. Class B shares originally purchased in a RiverSource fund prior to May 21, 2005 will convert to Class A shares in the ninth calendar year of ownership. Class B shares originally purchased in a Seligman fund prior to June 13, 2009 will convert to Class A shares in the month prior to the ninth year of ownership.

-  Class C shares may be subject to a CDSC.

- Class I and Class R4 shares are offered without a front-end sales charge or CDSC to qualifying institutional investors.

At Nov. 30, 2009, RiverSource Investments, LLC (RiverSource Investments or the Investment Manager) and affiliated funds-of-funds in the RiverSource Family of Funds owned 100% of Class I shares.

All classes of shares have identical voting, dividend and liquidation rights. Class specific expenses (e.g., distribution and service fees, transfer agency fees, plan administration services fees) differ among classes. Income, expenses (other than class specific expenses) and realized and unrealized gains or losses on investments are allocated to each class of shares based upon its relative net assets.


--------------------------------------------------------------------------------
24  RIVERSOURCE PARTNERS SELECT VALUE FUND -- 2009 SEMIANNUAL REPORT

--------------------------------------------------------------------------------



2. SUMMARY OF SIGNIFICANT ACCOUNTING POLICIES

ADOPTION OF NEW ACCOUNTING STANDARD
In June 2009, the Financial Accounting Standards Board (FASB) established the FASB Accounting Standards Codification(TM) (Codification) as the single source of authoritative accounting principles recognized by the FASB in the preparation of financial statements in conformity with U.S. generally accepted accounting principles (GAAP). The Codification supersedes existing non-grandfathered, non-SEC accounting and reporting standards. The Codification did not change GAAP but rather organized it into a hierarchy where all guidance within the Codification carries an equal level of authority. The Codification became effective for financial statements issued for interim and annual periods ending after Sept. 15, 2009. The Codification did not have a material effect on the Fund's financial statements.

USE OF ESTIMATES
Preparing financial statements that conform to U.S. generally accepted accounting principles requires management to make estimates (e.g., on assets, liabilities and contingent assets and liabilities) that could differ from actual results.

VALUATION OF SECURITIES
All securities are valued at the close of business of the New York Stock Exchange (NYSE). Securities traded on national securities exchanges or included in national market systems are valued at the last quoted sales price. Debt securities are generally traded in the over-the-counter market and are valued by an independent pricing service using an evaluated bid. When market quotes are not readily available, the pricing service, in determining fair values of debt securities, takes into consideration such factors as current quotations by broker/dealers, coupon, maturity, quality, type of issue, trading characteristics, and other yield and risk factors it deems relevant in determining valuations. Foreign securities are valued based on quotations from the principal market in which such securities are normally traded. The procedures adopted by the Board generally contemplate the use of fair valuation in the event that price quotations or valuations are not readily available, price quotations or valuations from other sources are not reflective of market value and thus deemed unreliable, or a significant event has occurred in relation to a security or class of securities (such as foreign securities) that is not reflected in price quotations or valuations from other sources. A fair value price is a good faith estimate of the value of a security at a given point in time.

Many securities markets and exchanges outside the U.S. close prior to the close of the NYSE and therefore the closing prices for securities in such markets or on such exchanges may not fully reflect events that occur after such close but before

--------------------------------------------------------------------------------
            RIVERSOURCE PARTNERS SELECT VALUE FUND -- 2009 SEMIANNUAL REPORT  25

NOTES TO FINANCIAL STATEMENTS (continued) --------------------------------------



the close of the NYSE, including significant movements in the U.S. market after foreign exchanges have closed. Accordingly, in those situations, Ameriprise Financial, Inc. (Ameriprise Financial), parent company of the Investment Manager, as administrator to the Fund, will fair value foreign securities pursuant to procedures adopted by the Board, including utilizing a third party pricing service to determine these fair values. These procedures take into account multiple factors, including movements in the U.S. securities markets, to determine a good faith estimate that reasonably reflects the current market conditions as of the close of the NYSE.

Short-term securities maturing in more than 60 days from the valuation date are valued at the market price or approximate market value based on current interest rates. Typically, those maturing in 60 days or less that originally had maturities of more than 60 days at acquisition date are valued at amortized cost using the market value on the 61st day before maturity. Short-term securities maturing in 60 days or less at acquisition date are valued at amortized cost. Amortized cost is an approximation of market value. Investments in money market funds are valued at net asset value.

FOREIGN CURRENCY TRANSLATIONS
Securities and other assets and liabilities denominated in foreign currencies are translated daily into U.S. dollars. Foreign currency amounts related to the purchase or sale of securities and income and expenses are translated at the exchange rate on the transaction date. The effect of changes in foreign exchange rates on realized and unrealized security gains or losses is reflected as a component of such gains or losses. In the Statement of Operations, net realized gains or losses from foreign currency transactions, if any, may arise from sales of foreign currency, closed forward contracts, exchange gains or losses realized between the trade date and settlement date on securities transactions, and other translation gains or losses on dividends, interest income and foreign withholding taxes.

GUARANTEES AND INDEMNIFICATIONS
Under the Fund's organizational documents, its officers and directors are indemnified against certain liabilities arising out of the performance of their duties to the Fund. In addition, certain of the Fund's contracts with its service providers contain general indemnification clauses. The Fund's maximum exposure under these arrangements is unknown since the amount of any future claims that may be made against the Fund cannot be determined and the Fund has no historical basis for predicting the likelihood of any such claims.

FEDERAL TAXES
The Fund's policy is to comply with Subchapter M of the Internal Revenue Code that applies to regulated investment companies and to distribute substantially all

--------------------------------------------------------------------------------
26  RIVERSOURCE PARTNERS SELECT VALUE FUND -- 2009 SEMIANNUAL REPORT

--------------------------------------------------------------------------------



of its taxable income (which includes net short-term capital gains) to shareholders. No provision for income or excise taxes is thus required.

Management of the Fund has concluded that there are no significant uncertain tax positions that would require recognition in the financial statements. Generally, the tax authorities can examine all the tax returns filed for the last three years.

DIVIDENDS TO SHAREHOLDERS
An annual dividend from net investment income, declared and paid at the end of the calendar year, when available, is reinvested in additional shares of the Fund at net asset value or payable in cash. Capital gains, when available, are distributed along with the income dividend.

OTHER
Security transactions are accounted for on the date securities are purchased or sold. Dividend income is recognized on the ex-dividend date and interest income, including amortization of premium, market discount and original issue discount using the effective interest method, is accrued daily.

3. EXPENSES AND SALES CHARGES

INVESTMENT MANAGEMENT SERVICES FEES
Under an Investment Management Services Agreement, the Investment Manager determines which securities will be purchased, held or sold. The management fee is an annual fee that is equal to a percentage of the Fund's average daily net assets that declines from 0.78% to 0.65% as the Fund's net assets increase. The fee may be adjusted upward or downward by a performance incentive adjustment determined monthly by measuring the percentage difference over a rolling 12-month period between the annualized performance of one Class A share of the Fund and the annualized performance of the Lipper Mid-Cap Value Funds Index. In certain circumstances, the Board may approve a change in the index. The maximum adjustment is 0.12% per year. If the performance difference is less than 0.50%, the adjustment will be zero. The adjustment decreased the management fee by $59,911 for the six months ended Nov. 30, 2009. The management fee for the six months ended Nov. 30, 2009 was 0.74% of the Fund's average daily net assets, including the adjustment under the terms of the performance incentive arrangement.

SUBADVISORY AGREEMENTS
RiverSource Investments serves as the Investment Manager to the Fund. Prior to Nov. 9, 2009, the Investment Manager had Subadvisory Agreements with

--------------------------------------------------------------------------------
            RIVERSOURCE PARTNERS SELECT VALUE FUND -- 2009 SEMIANNUAL REPORT  27

NOTES TO FINANCIAL STATEMENTS (continued) --------------------------------------


Systematic Financial Management, L.P. and WEDGE Capital Management, L.L.P., each of which subadvised a portion of the assets of the Fund.

ADMINISTRATIVE SERVICES FEES
Under an Administrative Services Agreement, the Fund pays Ameriprise Financial an annual fee for administration and accounting services equal to a percentage of the Fund's average daily net assets that declines from 0.06% to 0.03% annually as the Fund's net assets increase. The fee for the six months ended Nov. 30, 2009 was 0.06% of the Fund's average daily net assets.

OTHER FEES
Other expenses are for, among other things, certain expenses of the Fund or the Board including: Fund boardroom and office expense, employee compensation, employee health and retirement benefits, and certain other expenses. Payment of these Fund and Board expenses is facilitated by a company providing limited administrative services to the Fund and the Board. For the six months ended Nov. 30, 2009, other expenses paid to this company were $696.

COMPENSATION OF BOARD MEMBERS
Under a Deferred Compensation Plan (the Plan), the board members who are not "interested persons" of the Fund under the 1940 Act may defer receipt of their compensation. Deferred amounts are treated as though equivalent dollar amounts had been invested in shares of the Fund or other funds in the RiverSource Family of Funds. The Fund's liability for these amounts is adjusted for market value changes and remains in the funds until distributed in accordance with the Plan.

TRANSFER AGENCY FEES
Under a Transfer Agency Agreement, RiverSource Service Corporation (the Transfer Agent) maintains Fund shareholder accounts and records and provides Fund shareholder services. The Fund pays the Transfer Agent an annual account-based fee at a rate equal to $19.50 for Class A, $20.50 for Class B and $20.00 for Class C for this service. The Transfer Agent also charges an annual fee of $3 per account serviced directly by the Fund or its designated agent for Class A, Class B and Class C shares. The Fund also pays the Transfer Agent an annual asset-based fee at a rate of 0.05% of the Fund's average daily net assets attributable to Class R4 shares. The Transfer Agent charges an annual fee of $5 per inactive account, charged on a pro rata basis for the 12 month period from the date the account becomes inactive. These fees are included in the transfer agency fees in the Statement of Operations.

PLAN ADMINISTRATION SERVICES FEES
Under a Plan Administration Services Agreement with the Transfer Agent, the Fund pays an annual fee at a rate of 0.25% of the Fund's average daily net assets

--------------------------------------------------------------------------------
28  RIVERSOURCE PARTNERS SELECT VALUE FUND -- 2009 SEMIANNUAL REPORT

--------------------------------------------------------------------------------



attributable to Class R4 shares for the provision of various administrative, recordkeeping, communication and educational services.

DISTRIBUTION FEES
The Fund has an agreement with RiverSource Fund Distributors, Inc. (the Distributor) for distribution and shareholder services. Under a Plan and Agreement of Distribution pursuant to Rule 12b-1, the Fund pays a fee at an annual rate of up to 0.25% of the Fund's average daily net assets attributable to Class A shares and a fee at an annual rate of up to 1.00% of the Fund's average daily net assets attributable to Class B and Class C shares. For Class B and Class C shares, of the 1.00% fee, up to 0.75% is reimbursed for distribution expenses.

The amount of distribution expenses incurred by the Distributor and not yet reimbursed (unreimbursed expense) was approximately $1,317,000 and $48,000 for Class B and Class C shares, respectively. These amounts are based on the most recent information available as of Oct. 31, 2009, and may be recovered from future payments under the distribution plan or CDSC. To the extent the unreimbursed expense has been fully recovered, the distribution fee is reduced.

SALES CHARGES
Sales charges, including front-end and CDSCs, received by the Distributor for distributing Fund shares were $54,308 for Class A, $7,881 for Class B and $34 for Class C for the six months ended Nov. 30, 2009.

EXPENSES WAIVED/REIMBURSED BY THE INVESTMENT MANAGER AND ITS AFFILIATES
For the six months ended Nov. 30, 2009, the Investment Manager and its affiliates waived/reimbursed certain fees and expenses such that net expenses (excluding fees and expenses of acquired funds*), including the adjustment under the terms of a performance incentive arrangement, were as follows:

Class A.............................................  1.24%
Class B.............................................  2.01
Class C.............................................  2.00
Class I.............................................  0.79
Class R4............................................  1.09


The waived/reimbursed fees and expenses for the transfer agency fees at the class level were as follows:

Class A...........................................  $89,516
Class B...........................................   16,211
Class C...........................................    1,914


The management fees waived/reimbursed at the Fund level were $57,496.


--------------------------------------------------------------------------------
            RIVERSOURCE PARTNERS SELECT VALUE FUND -- 2009 SEMIANNUAL REPORT  29

NOTES TO FINANCIAL STATEMENTS (continued) --------------------------------------


The Investment Manager and its affiliates have contractually agreed to waive certain fees and expenses until July 31, 2010, unless sooner terminated at the discretion of the Board, such that net expenses (excluding fees and expenses of acquired funds*), before giving effect to any performance incentive adjustment, will not exceed the following percentage of the class' average daily net assets:

Class A.............................................  1.28%
Class B.............................................  2.05
Class C.............................................  2.04
Class I.............................................  0.83
Class R4............................................  1.13


* In addition to the fees and expenses which the Fund bears directly, the Fund indirectly bears a pro rata share of the fees and expenses of the funds in which it invests (also referred to as "acquired funds"), including affiliated and non-affiliated pooled investment vehicles (including mutual funds and exchange traded funds). Because the acquired funds have varied expense and fee levels and the Fund may own different proportions of acquired funds at different times, the amount of fees and expenses incurred indirectly by the Fund will vary.

4. SECURITIES TRANSACTIONS

Cost of purchases and proceeds from sales of securities (other than short-term obligations) aggregated $333,423,635 and $356,662,288, respectively, for the six months ended Nov. 30, 2009. Realized gains and losses are determined on an identified cost basis.

5. CAPITAL SHARE TRANSACTIONS

Transactions in shares of capital stock for the periods indicated are as follows:

                                      SIX MONTHS ENDED    YEAR ENDED
                                        NOV. 30, 2009   MAY 31, 2009*
---------------------------------------------------------------------
CLASS A
Sold                                        945,776        5,440,627
Converted from Class B**                  1,037,424        1,472,621
Reinvested distributions                         --        1,271,816
Redeemed                                 (6,348,731)     (20,327,795)
---------------------------------------------------------------------
Net increase (decrease)                  (4,365,531)     (12,142,731)
---------------------------------------------------------------------

CLASS B
Sold                                        133,097          760,146
Reinvested distributions                         --          106,780
Converted to Class A**                   (1,087,270)      (1,546,605)
Redeemed                                 (1,393,818)      (4,631,483)
---------------------------------------------------------------------
Net increase (decrease)                  (2,347,991)      (5,311,162)

---------------------------------------------------------------------


--------------------------------------------------------------------------------
30  RIVERSOURCE PARTNERS SELECT VALUE FUND -- 2009 SEMIANNUAL REPORT

--------------------------------------------------------------------------------



                                      SIX MONTHS ENDED    YEAR ENDED
                                        NOV. 30, 2009   MAY 31, 2009*
---------------------------------------------------------------------
CLASS C
Sold                                         41,040          218,721
Reinvested distributions                         --           14,390
Redeemed                                   (152,515)        (459,754)
---------------------------------------------------------------------
Net increase (decrease)                    (111,475)        (226,643)
---------------------------------------------------------------------

CLASS I
Sold                                        760,030       12,703,882
Reinvested distributions                         --          143,374
Redeemed                                 (1,333,934)        (752,807)
---------------------------------------------------------------------
Net increase (decrease)                    (573,904)      12,094,449
---------------------------------------------------------------------

CLASS R4
Sold                                             --            2,630
Reinvested distributions                         --              464
Redeemed                                         --           (1,036)
---------------------------------------------------------------------
Net increase (decrease)                          --            2,058
---------------------------------------------------------------------


 * Certain line items from the prior year have been renamed to conform to the current year presentation.
** Automatic conversion of Class B shares to Class A shares based on the original purchase date.

6. LENDING OF PORTFOLIO SECURITIES

The Fund has entered into a Master Securities Lending Agreement (the Agreement) with JPMorgan Chase Bank, National Association (JPMorgan). The Agreement authorizes JPMorgan as lending agent to lend securities to authorized borrowers in order to generate additional income on behalf of the Fund. Pursuant to the Agreement, the securities loaned are secured by cash or U.S. government securities equal to at least 100% of the market value of the loaned securities. Any additional collateral required to maintain those levels due to market fluctuations of the loaned securities is delivered the following business day. Cash collateral received is invested by the lending agent on behalf of the Fund into authorized investments pursuant to the Agreement. The investments made with the cash collateral are listed in the Portfolio of Investments. The values of such investments and any uninvested cash collateral balance are disclosed in the Statement of Assets and Liabilities along with the related obligation to return the collateral upon the return of the securities loaned. At Nov. 30, 2009, securities valued at $46,027,148 were on loan, secured by cash collateral of $46,976,289 invested in short-term securities or in cash equivalents.

Risks of delay in recovery of securities or even loss of rights in the securities may occur should the borrower of the securities fail financially. Risks may also

--------------------------------------------------------------------------------
            RIVERSOURCE PARTNERS SELECT VALUE FUND -- 2009 SEMIANNUAL REPORT  31

NOTES TO FINANCIAL STATEMENTS (continued) --------------------------------------



arise to the extent that the value of the securities loaned increases above the value of the collateral received. JPMorgan will indemnify the Fund from losses resulting from a borrower's failure to return a loaned security when due. Such indemnification does not extend to losses associated with declines in the value of cash collateral investments. Loans are subject to termination by the Fund or the borrower at any time, and are, therefore, not considered to be illiquid investments.

Pursuant to the Agreement, the Fund receives income for lending its securities either in the form of fees or by earning interest on invested cash collateral, net of negotiated rebates paid to borrowers and fees paid to the lending agent for services provided and any other securities lending expenses. Net income of $50,456 earned for the six months ended Nov. 30, 2009 is included in the Statement of Operations. The Fund also continues to earn interest and dividends on the securities loaned.

7. AFFILIATED MONEY MARKET FUND

The Fund may invest its daily cash balance in RiverSource Short-Term Cash Fund, a money market fund established for the exclusive use of the funds in the RiverSource Family of Funds and other institutional clients of RiverSource Investments. The cost of the Fund's purchases and proceeds from sales of shares of RiverSource Short-Term Cash Fund aggregated $193,155,552 and $193,963,375, respectively, for the six months ended Nov. 30, 2009. The income distributions received with respect to the Fund's investment in RiverSource Short-Term Cash Fund can be found in the Statement of Operations and the Fund's invested balance in RiverSource Short-Term Cash Fund at Nov. 30, 2009, can be found in the Portfolio of Investments.

8. BANK BORROWINGS

The Fund has entered into a revolving credit facility with a syndicate of banks led by JPMorgan Chase Bank, N.A. (the Administrative Agent), whereby the Fund may borrow for the temporary funding of shareholder redemptions or for other temporary or emergency purposes. The credit facility became effective on Oct. 15, 2009, replacing a prior credit facility. The credit facility agreement, which is a collective agreement between the Fund and certain other funds in the RiverSource Family of Funds, severally and not jointly, permits collective borrowings up to $300 million. The borrowers shall have the right, upon written notice to the Administrative Agent to request an increase of up to $200 million in the aggregate amount of the credit facility from new or existing lenders, provided that the aggregate amount of the credit facility shall at no time exceed $500 million. Participation in such increase by any existing lender shall be at

--------------------------------------------------------------------------------
32  RIVERSOURCE PARTNERS SELECT VALUE FUND -- 2009 SEMIANNUAL REPORT

--------------------------------------------------------------------------------




such lender's sole discretion. Interest is charged to each Fund based on its borrowings at a rate equal to the sum of the federal funds rate plus (A) 1.25% per annum plus (B) if one-month LIBOR exceeds the federal funds rate, the amount of such excess. Each borrowing under the credit facility matures no later than 60 days after the date of borrowing. The Fund also pays a commitment fee equal to its pro rata share of the amount of the credit facility at a rate of 0.10% per annum, in addition to an upfront fee equal to its pro rata share of 0.04% of the amount of the credit facility. Prior to Oct. 15, 2009, the credit facility agreement, which was a collective agreement between the Fund and certain other funds in the RiverSource Family of Funds, severally and not jointly, permitted collective borrowings up to $475 million. Interest was charged to each Fund based on its borrowings at a rate equal to the federal funds rate plus 0.75%. The Fund also paid a commitment fee equal to its pro rata share of the amount of the credit facility at a rate of 0.06% per annum, in addition to an upfront fee equal to its pro rata share of 0.02% of the amount of the credit facility. The Fund had no borrowings during the six months ended Nov. 30, 2009.

9. FEDERAL TAX INFORMATION

Net investment income (loss) and net realized gains (losses) may differ for financial statement and tax purposes primarily because of foreign currency transactions, passive foreign investment company (PFIC) holdings, re-characterization of REIT distributions, post-October losses and losses deferred due to wash sales. The character of distributions made during the year from net investment income or net realized gains may differ from their ultimate characterization for federal income tax purposes. Also, due to the timing of dividend distributions, the fiscal year in which amounts are distributed may differ from the year that the income or realized gains (losses) were recorded by the Fund.

For federal income tax purposes, the Fund had a capital loss carry-over of $34,137,314 at May 31, 2009, that if not offset by capital gains will expire in 2017.

Because the measurement periods for a regulated investment company's income are different for excise tax purposes versus income tax purposes, special rules are in place to protect the amount of earnings and profits needed to support excise tax distributions. As a result, the Fund is permitted to treat net capital losses realized between Nov. 1, 2008 and its fiscal year end (post-October loss) as occurring on the first day of the following tax year. At May 31, 2009, the Fund had a post-October loss of $77,784,970 that is treated for income tax purposes as occurring on June 1, 2009.

It is unlikely the Board will authorize a distribution of any net realized capital gains until the available capital loss carry-over has been offset or expires.


--------------------------------------------------------------------------------
            RIVERSOURCE PARTNERS SELECT VALUE FUND -- 2009 SEMIANNUAL REPORT  33

NOTES TO FINANCIAL STATEMENTS (continued) --------------------------------------


10. SUBSEQUENT EVENTS

Management has evaluated Fund related events and transactions that occurred during the period from the date of the Statement of Assets and Liabilities through Jan. 20, 2010, the date of issuance of the Fund's financial statements. There were no events or transactions that occurred during the period that materially impacted the amounts or disclosures in the Fund's financial statements, other than as noted below.

The Board of Directors of RiverSource Partners Select Value Fund has authorized and approved the proposed merger of the Fund into RiverSource Mid Cap Value Fund. At a Special Meeting of Shareholders scheduled to be held on March 10, 2010, shareholders who owned shares of the Fund on January 15, 2010 will vote on the merger. If approved, the merger is anticipated to take place before the end of the second quarter of 2010.

11. INFORMATION REGARDING PENDING AND SETTLED LEGAL PROCEEDINGS

In June 2004, an action captioned John E. Gallus et al. v. American Express Financial Corp. and American Express Financial Advisors Inc. was filed in the United States District Court for the District of Arizona. The plaintiffs allege that they are investors in several American Express Company (now known as RiverSource) mutual funds and they purport to bring the action derivatively on behalf of those funds under the Investment Company Act of 1940. The plaintiffs allege that fees allegedly paid to the defendants by the funds for investment advisory and administrative services are excessive. The plaintiffs seek remedies including restitution and rescission of investment advisory and distribution agreements. The plaintiffs voluntarily agreed to transfer this case to the United States District Court for the District of Minnesota (the District Court). In response to defendants' motion to dismiss the complaint, the District Court dismissed one of plaintiffs' four claims and granted plaintiffs limited discovery. Defendants moved for summary judgment in April 2007. Summary judgment was granted in the defendants' favor on July 9, 2007. The plaintiffs filed a notice of appeal with the Eighth Circuit Court of Appeals (the Eighth Circuit) on August 8, 2007. On April 8, 2009, the Eighth Circuit reversed summary judgment and remanded to the District Court for further proceedings. On August 6, 2009, defendants filed a writ of certiorari with the U.S. Supreme Court, asking the U.S. Supreme Court to stay the District Court proceedings while the U.S. Supreme Court considers and rules in a case captioned Jones v. Harris Associates, which involves issues of law similar to those presented in the Gallus case.


--------------------------------------------------------------------------------
34  RIVERSOURCE PARTNERS SELECT VALUE FUND -- 2009 SEMIANNUAL REPORT

--------------------------------------------------------------------------------



In December 2005, without admitting or denying the allegations, American Express Financial Corporation (AEFC, which is now known as Ameriprise Financial, Inc. (Ameriprise Financial)), entered into settlement agreements with the Securities and Exchange Commission (SEC) and Minnesota Department of Commerce (MDOC) related to market timing activities. As a result, AEFC was censured and ordered to cease and desist from committing or causing any violations of certain provisions of the Investment Advisers Act of 1940, the Investment Company Act of 1940, and various Minnesota laws. AEFC agreed to pay disgorgement of $10 million and civil money penalties of $7 million. AEFC also agreed to retain an independent distribution consultant to assist in developing a plan for distribution of all disgorgement and civil penalties ordered by the SEC in accordance with various undertakings detailed at http://www.sec.gov/litigation/admin/ia-2451.pdf. Ameriprise Financial and its affiliates have cooperated with the SEC and the MDOC in these legal proceedings, and have made regular reports to the RiverSource Funds' Boards of Directors/Trustees.

On November 7, 2008, RiverSource Investments, LLC, a subsidiary of Ameriprise Financial, Inc., acquired J. & W. Seligman & Co. Incorporated (Seligman). In late 2003, Seligman conducted an extensive internal review concerning mutual fund trading practices. Seligman's review, which covered the period 2001-2003, noted one arrangement that permitted frequent trading in certain open-end registered investment companies managed by Seligman (the Seligman Funds); this arrangement was in the process of being closed down by Seligman before September 2003. Seligman identified three other arrangements that permitted frequent trading, all of which had been terminated by September 2002. In January 2004, Seligman, on a voluntary basis, publicly disclosed these four arrangements to its clients and to shareholders of the Seligman Funds. Seligman also provided information concerning mutual fund trading practices to the SEC and the Office of the Attorney General of the State of New York (NYAG).

In September 2006, the NYAG commenced a civil action in New York State Supreme Court against Seligman, Seligman Advisors, Inc. (now known as RiverSource Fund Distributors, Inc.), Seligman Data Corp. and Brian T. Zino (collectively, the Seligman Parties), alleging, in substance, that the Seligman Parties permitted various persons to engage in frequent trading and, as a result, the prospectus disclosure used by the registered investment companies then managed by Seligman was and had been misleading. The NYAG included other related claims and also claimed that the fees charged by Seligman to the Seligman Funds were excessive. On March 13, 2009, without admitting or denying any violations of law or wrongdoing, the Seligman Parties entered into a stipulation of settlement with the NYAG and settled the claims made by the NYAG. Under the terms of the settlement, Seligman paid $11.3 million to four

--------------------------------------------------------------------------------
            RIVERSOURCE PARTNERS SELECT VALUE FUND -- 2009 SEMIANNUAL REPORT  35

NOTES TO FINANCIAL STATEMENTS (continued) --------------------------------------



Seligman Funds. This settlement resolved all outstanding matters between the Seligman Parties and the NYAG. In addition to the foregoing matter, the New York staff of the SEC indicated in September 2005 that it was considering recommending to the Commissioners of the SEC the instituting of a formal action against Seligman and Seligman Advisors, Inc. relating to frequent trading in the Seligman Funds. Seligman responded to the staff in October 2005 that it believed that any action would be both inappropriate and unnecessary, especially in light of the fact that Seligman had previously resolved the underlying issue with the Independent Directors of the Seligman Funds and made recompense to the affected Seligman Funds. There have been no further developments with the SEC on this matter.

Ameriprise Financial and certain of its affiliates have historically been involved in a number of legal, arbitration and regulatory proceedings, including routine litigation, class actions, and governmental actions, concerning matters arising in connection with the conduct of their business activities. Ameriprise Financial believes that the Funds are not currently the subject of, and that neither Ameriprise Financial nor any of its affiliates are the subject of, any pending legal, arbitration or regulatory proceedings that are likely to have a material adverse effect on the Funds or the ability of Ameriprise Financial or its affiliates to perform under their contracts with the Funds. Ameriprise Financial is required to make 10-Q, 10-K and, as necessary, 8-K filings with the Securities and Exchange Commission on legal and regulatory matters that relate to Ameriprise Financial and its affiliates. Copies of these filings may be obtained by accessing the SEC website at www.sec.gov.

There can be no assurance that these matters, or the adverse publicity associated with them, will not result in increased fund redemptions, reduced sale of fund shares or other adverse consequences to the Funds. Further, although we believe proceedings are not likely to have a material adverse effect on the Funds or the ability of Ameriprise Financial or its affiliates to perform under their contracts with the Funds, these proceedings are subject to uncertainties and, as such, we are unable to estimate the possible loss or range of loss that may result. An adverse outcome in one or more of these proceedings could result in adverse judgments, settlements, fines, penalties or other relief that could have a material adverse effect on the consolidated financial condition or results of operations of Ameriprise Financial.


--------------------------------------------------------------------------------
36  RIVERSOURCE PARTNERS SELECT VALUE FUND -- 2009 SEMIANNUAL REPORT

PROXY VOTING  ------------------------------------------------------------------

The policy of the Board is to vote the proxies of the companies in which the Fund holds investments consistent with the procedures as stated in the Statement of Additional Information (SAI). You may obtain a copy of the SAI without charge by calling the RiverSource Family of Funds at 1(800) 221-2450; contacting your financial intermediary; visiting riversource.com/funds; or searching the website of the Securities and Exchange Commission (SEC) at http://www.sec.gov. Information regarding how the Fund voted proxies relating to portfolio securities is filed with the SEC by August 31 for the most recent 12-month period ending June 30 of that year, and is available without charge by visiting riversource.com/funds; or searching the website of the SEC at www.sec.gov.


--------------------------------------------------------------------------------
            RIVERSOURCE PARTNERS SELECT VALUE FUND -- 2009 SEMIANNUAL REPORT  37

RIVERSOURCE PARTNERS SELECT VALUE FUND
734 Ameriprise Financial Center
Minneapolis, MN 55474

RIVERSOURCE.COM/FUNDS


                                This report must be accompanied or preceded by the Fund's
                                current prospectus. RiverSource(R) mutual funds are
                                distributed by RiverSource Fund Distributors, Inc., Member
                                FINRA, and managed by RiverSource Investments, LLC.
                                RiverSource is part of Ameriprise Financial, Inc.
(RIVERSOURCE INVESTMENTS LOGO)  (C)2010 RiverSource Investments, LLC.                              S-6251 J (1/10)

Semiannual Report

                                                  (RIVERSOURCE INVESTMENTS LOGO)

RIVERSOURCE
PARTNERS SMALL CAP EQUITY FUND

SEMIANNUAL REPORT FOR
THE PERIOD ENDED
NOVEMBER 30, 2009


RIVERSOURCE PARTNERS SMALL CAP EQUITY FUND SEEKS TO
PROVIDE SHAREHOLDERS WITH LONG-TERM GROWTH OF
CAPITAL.

                                                    (SINGLE STRATEGY FUNDS ICON)

TABLE OF CONTENTS --------------------------------------------------------------


Your Fund at a Glance..............    2

Fund Expenses Example..............    7

Portfolio of Investments...........    9

Statement of Assets and
  Liabilities......................   14

Statement of Operations............   15

Statements of Changes in Net
  Assets...........................   16

Financial Highlights...............   17

Notes to Financial Statements......   22

Proxy Voting.......................   35



 At a Special Meeting of Shareholders scheduled to be held on March 10, 2010, shareholders who owned shares of RiverSource Partners Small Cap Equity Fund (the Fund) on January 15, 2010 will vote on the merger of the Fund into Seligman Smaller-Cap Value Fund, a fund whose investment objective is long-term capital appreciation. If approved, the merger is anticipated to take place before the end of the second quarter of 2010.


--------------------------------------------------------------------------------
         RIVERSOURCE PARTNERS SMALL CAP EQUITY FUND -- 2009 SEMIANNUAL REPORT  1

YOUR FUND AT A GLANCE ----------------------------------------------------------
(UNAUDITED)

FUND SUMMARY
--------------------------------------------------------------------------------

> RiverSource Partners Small Cap Equity Fund (the Fund) Class A shares gained
  18.08% (excluding sales charges) for the six-month period ended Nov. 30, 2009.

> The Fund outperformed its benchmark, the Russell 2000(R) Index, which increased 16.36% during the same six-month period.

> The Fund also outperformed its peer group, as represented by the Lipper Small-
  Cap Core Funds Index, which rose 17.27% during the same period.

ANNUALIZED TOTAL RETURNS (for period ended Nov. 30, 2009)
--------------------------------------------------------------------------------


                                                                   SINCE
                                                                 INCEPTION
                           6 MONTHS*   1 YEAR  3 YEARS  5 YEARS    3/8/02
--------------------------------------------------------------------------
RiverSource Partners
  Small Cap Equity Fund
  Class A (excluding
  sales charge)             +18.08%   +26.17%   -8.34%   -0.95%    +2.04%
--------------------------------------------------------------------------
Russell 2000(R) Index
  (unmanaged)(1)            +16.36%   +24.53%   -8.36%   -0.46%    +3.27%
--------------------------------------------------------------------------
Lipper Small-Cap Core
  Funds Index(2)            +17.27%   +33.05%   -6.11%   +0.53%    +3.62%
--------------------------------------------------------------------------



*   Not annualized.

The performance information shown represents past performance and is not a guarantee of future results. The investment return and principal value of your investment will fluctuate so that your shares, when redeemed, may be worth more or less than their original cost. Current performance may be lower or higher than the performance information shown. You may obtain performance information current to the most recent month-end by contacting your financial intermediary, visiting riversource.com/funds or calling 1(800) 221-2450.

The 5.75% sales charge applicable to Class A shares of the Fund is not reflected in the table above. If reflected, returns would be lower than those shown. The performance of other classes may vary from that shown because of differences in fees and expenses. The Fund's returns reflect the effect of fee waivers/expense reimbursements, if any. Without such waivers/reimbursements, the Fund's returns would be lower. See the Average Annual Total Returns table for performance of other share classes of the Fund.

The indices do not reflect the effects of sales charges, expenses (excluding Lipper) and taxes. It is not possible to invest directly in an index.


--------------------------------------------------------------------------------
2  RIVERSOURCE PARTNERS SMALL CAP EQUITY FUND -- 2009 SEMIANNUAL REPORT

--------------------------------------------------------------------------------




(1) The Russell 2000(R) Index, an unmanaged index, measures the performance of the 2,000 smallest companies in the Russell 3000(R) Index. The index reflects reinvestment of all distributions and changes in market prices.
(2) The Lipper Small-Cap Core Funds Index includes the 30 largest small-cap core funds tracked by Lipper Inc. The index's returns include net reinvested dividends. The Fund's performance is currently measured against this index for purposes of determining the performance incentive adjustment.


--------------------------------------------------------------------------------
         RIVERSOURCE PARTNERS SMALL CAP EQUITY FUND -- 2009 SEMIANNUAL REPORT  3

YOUR FUND AT A GLANCE (continued) ----------------------------------------------


AVERAGE ANNUAL TOTAL RETURNS
--------------------------------------------------------------------------------

AT NOV. 30, 2009
                                                                   SINCE
Without sales charge       6 MONTHS*   1 YEAR  3 YEARS  5 YEARS  INCEPTION
Class A (inception
  3/8/02)                   +18.08%   +26.17%   -8.34%   -0.95%    +2.04%
--------------------------------------------------------------------------
Class B (inception
  3/8/02)                   +17.50%   +25.33%   -9.08%   -1.71%    +1.26%
--------------------------------------------------------------------------
Class C (inception
  3/8/02)                   +17.19%   +25.00%   -9.10%   -1.72%    +1.24%
--------------------------------------------------------------------------
Class I (inception
  3/4/04)                   +18.05%   +26.77%   -8.00%   -0.81%    +0.25%
--------------------------------------------------------------------------
Class R4 (inception
  3/8/02)                   +18.05%   +26.38%   -8.23%   -0.78%    +2.21%
--------------------------------------------------------------------------

With sales charge
Class A (inception
  3/8/02)                   +11.29%   +18.91%  -10.13%   -2.12%    +1.26%
--------------------------------------------------------------------------
Class B (inception
  3/8/02)                   +12.50%   +20.33%   -9.85%   -1.97%    +1.26%
--------------------------------------------------------------------------
Class C (inception
  3/8/02)                   +16.19%   +24.00%   -9.10%   -1.72%    +1.24%
--------------------------------------------------------------------------



Class A share performance reflects the maximum initial sales charge of 5.75%. Class B share performance reflects a contingent deferred sales charge (CDSC) applied as follows: first year 5%; second year 4%; third and fourth years 3%; fifth year 2%; sixth year 1%; no sales charge thereafter. Class C shares may be subject to a 1% CDSC if shares are sold within one year after purchase. Sales charges do not apply to Class I and Class R4 shares. Class I and Class R4 shares are available to qualifying institutional investors only.

* Not annualized.


--------------------------------------------------------------------------------
4  RIVERSOURCE PARTNERS SMALL CAP EQUITY FUND -- 2009 SEMIANNUAL REPORT

--------------------------------------------------------------------------------


STYLE MATRIX
--------------------------------------------------------------------------------



         STYLE
VALUE    BLEND   GROWTH
                          LARGE
                          MEDIUM   SIZE
           X              SMALL



Shading within the style matrix approximates areas in which the Fund is designed to generally invest.

The style matrix can be a valuable tool for constructing and monitoring your portfolio. It provides a frame of reference for distinguishing the types of stocks or bonds owned by a mutual fund, and may serve as a guideline for helping you build a portfolio.

Investment products, including shares of mutual funds, are not federally or FDIC-insured, are not deposits or obligations of, or guaranteed by any financial institution, and involve investment risks including possible loss of principal and fluctuation in value.

Investments in small-capitalization companies involve greater risks and volatility than investments in larger, more established companies.


--------------------------------------------------------------------------------
         RIVERSOURCE PARTNERS SMALL CAP EQUITY FUND -- 2009 SEMIANNUAL REPORT  5

YOUR FUND AT A GLANCE (continued) ----------------------------------------------


SECTOR BREAKDOWN(1) (at Nov. 30, 2009; % of portfolio assets)
---------------------------------------------------------------------

Consumer Discretionary                      8.0%
------------------------------------------------
Consumer Staples                            7.3%
------------------------------------------------
Energy                                      3.9%
------------------------------------------------
Financials                                 15.1%
------------------------------------------------
Health Care                                 9.1%
------------------------------------------------
Industrials                                33.6%
------------------------------------------------
Information Technology                     18.4%
------------------------------------------------
Materials                                   4.6%
------------------------------------------------
Other(2)                                     --%
------------------------------------------------


(1) Sectors can be comprised of several industries. Please refer to the section entitled "Portfolio of Investments" for a complete listing. No single industry exceeds 25% of portfolio assets.

    Percentages indicated are based upon total investments (excluding Investments of Cash Collateral Received for Securities on Loan) as of Nov. 30, 2009. The Fund's composition is subject to change.

(2) Cash & Cash Equivalents.

The sectors identified above are based on the Global Industry Classification Standard (GICS), which was developed by and is the exclusive property of Morgan Stanley Capital International Inc. and Standard & Poor's, a division of The McGraw-Hill Companies, Inc.

TOP TEN HOLDINGS (at Nov. 30, 2009; % of portfolio assets)
---------------------------------------------------------------------

Aegean Marine Petroleum Network             4.0%
------------------------------------------------
Continental Airlines Cl B                   3.5%
------------------------------------------------
Delta Air Lines                             3.5%
------------------------------------------------
Analogic                                    3.1%
------------------------------------------------
WellCare Health Plans                       3.1%
------------------------------------------------
Lincoln Natl                                3.0%
------------------------------------------------
ON Semiconductor                            3.0%
------------------------------------------------
Waste Connections                           3.0%
------------------------------------------------
F5 Networks                                 2.9%
------------------------------------------------
Quest Software                              2.9%
------------------------------------------------


Percentages indicated are based upon total investments (excluding Investments of Cash Collateral Received for Securities on Loan and Cash & Cash Equivalents) as of Nov. 30, 2009.

For further detail about these holdings, please refer to the section entitled "Portfolio of Investments."

Fund holdings are of the date given, are subject to change at any time, and are not recommendations to buy or sell any security.


--------------------------------------------------------------------------------
6  RIVERSOURCE PARTNERS SMALL CAP EQUITY FUND -- 2009 SEMIANNUAL REPORT

FUND EXPENSES EXAMPLE ----------------------------------------------------------
(UNAUDITED)

As a shareholder of the Fund, you incur two types of costs: (1) transaction costs, including sales charges (loads) on purchase payments; and (2) ongoing costs, which may include management fees; distribution and service (12b-1) fees; and other Fund fees and expenses. This example is intended to help you understand your ongoing costs (in dollars) of investing in the Fund and to compare these costs with the ongoing costs of investing in other mutual funds. In addition to the ongoing expenses which the Fund bears directly, the Fund's shareholders indirectly bear the ongoing expenses of any funds in which the Fund invests (also referred to as "acquired funds"), including affiliated and non-affiliated pooled investment vehicles (including mutual funds and exchange traded funds). The Fund's indirect expense from investing in the acquired funds is based on the Fund's pro rata portion of the ongoing expenses charged by acquired funds using the expense ratio of each of the acquired funds as of the acquired fund's most recent shareholder report.

The example is based on an investment of $1,000 invested at the beginning of the period and held for the six months ended Nov. 30, 2009.

ACTUAL EXPENSES
The first line of the table provides information about actual account values and actual expenses. You may use the information in this line, together with the amount you invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the result by the number in the first line under the heading titled "Direct expenses paid during the period" to estimate the expenses you paid on your account during this period. You can also estimate the direct and indirect expenses you paid over the period by using the number in the first line under the heading "Direct and indirect expenses paid during the period."

HYPOTHETICAL EXAMPLE FOR COMPARISON PURPOSES
The second line of the table provides information about hypothetical account values and hypothetical expenses based on the Fund's actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not the Fund's actual return. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare the ongoing costs of investing in the Fund and other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of the other funds.

Please note that the expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any transactional costs, such as sales charges (loads). Therefore, the second line of the table is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds. In addition, if these transactional costs were included, your costs would have been higher.


--------------------------------------------------------------------------------
         RIVERSOURCE PARTNERS SMALL CAP EQUITY FUND -- 2009 SEMIANNUAL REPORT  7

FUND EXPENSES EXAMPLE (continued) ----------------------------------------------


                                                                               DIRECT AND
                                                                  DIRECT        INDIRECT
                                  BEGINNING        ENDING        EXPENSES       EXPENSES
                                ACCOUNT VALUE  ACCOUNT VALUE   PAID DURING    PAID DURING
                                 JUNE 1, 2009  NOV. 30, 2009  THE PERIOD(a)  THE PERIOD(b)
------------------------------------------------------------------------------------------
Class A
------------------------------------------------------------------------------------------
  Actual(c)                         $1,000       $1,180.80        $ 6.69         $ 6.74
------------------------------------------------------------------------------------------
  Hypothetical
  (5% return before expenses)       $1,000       $1,019.21        $ 6.19         $ 6.24
------------------------------------------------------------------------------------------

Class B
------------------------------------------------------------------------------------------
  Actual(c)                         $1,000       $1,175.00        $10.91         $10.97
------------------------------------------------------------------------------------------
  Hypothetical
  (5% return before expenses)       $1,000       $1,015.31        $10.11         $10.16
------------------------------------------------------------------------------------------

Class C
------------------------------------------------------------------------------------------
  Actual(c)                         $1,000       $1,171.90        $10.84         $10.90
------------------------------------------------------------------------------------------
  Hypothetical
  (5% return before expenses)       $1,000       $1,015.36        $10.06         $10.11
------------------------------------------------------------------------------------------

Class I
------------------------------------------------------------------------------------------
  Actual(c)                         $1,000       $1,180.50        $ 4.20         $ 4.25
------------------------------------------------------------------------------------------
  Hypothetical
  (5% return before expenses)       $1,000       $1,021.49        $ 3.89         $ 3.94
------------------------------------------------------------------------------------------

Class R4
------------------------------------------------------------------------------------------
  Actual(c)                         $1,000       $1,180.50        $ 5.86         $ 5.91
------------------------------------------------------------------------------------------
  Hypothetical
  (5% return before expenses)       $1,000       $1,019.97        $ 5.43         $ 5.48
------------------------------------------------------------------------------------------


ANNUALIZED EXPENSE RATIOS

                                    FUND'S     ACQUIRED FUND
                                  ANNUALIZED      FEES AND    NET FUND
                                EXPENSE RATIO     EXPENSES    EXPENSES
----------------------------------------------------------------------
Class A                             1.21%           .01%        1.22%
----------------------------------------------------------------------
Class B                             1.98%           .01%        1.99%
----------------------------------------------------------------------
Class C                             1.97%           .01%        1.98%
----------------------------------------------------------------------
Class I                              .76%           .01%         .77%
----------------------------------------------------------------------
Class R4                            1.06%           .01%        1.07%
----------------------------------------------------------------------


(a) Expenses are equal to the annualized expense ratio for each class as indicated above, multiplied by the average account value over the period, multiplied by 185/365 (to reflect the one-half year period).
(b) Expenses are equal to the annualized expense ratio for each class plus the acquired fund fees and expenses, multiplied by the average account value over the period, multiplied by 185/365 (to reflect the one-half year period).
(c) Based on the actual return for the six months ended Nov. 30, 2009: +18.08% for Class A, +17.50% for Class B, +17.19% for Class C, +18.05% for Class I and +18.05% for Class R4.


--------------------------------------------------------------------------------
8  RIVERSOURCE PARTNERS SMALL CAP EQUITY FUND -- 2009 SEMIANNUAL REPORT

PORTFOLIO OF INVESTMENTS -------------------------------------------------------

NOV. 30, 2009 (UNAUDITED)
(Percentages represent value of investments compared to net assets)

INVESTMENTS IN SECURITIES


COMMON STOCKS (100.1%)
ISSUER                                                 SHARES                VALUE(a)
AEROSPACE & DEFENSE (2.6%)
Cubic                                                    97,006            $3,377,749
-------------------------------------------------------------------------------------

AIRLINES (7.0%)
Continental Airlines Cl B                               320,000(b,d)        4,563,200
Delta Air Lines                                         550,000(b,d)        4,504,500
                                                                      ---------------
Total                                                                       9,067,700
-------------------------------------------------------------------------------------

BEVERAGES (2.2%)
Central European Distribution                           100,000(b,d)        2,788,000
-------------------------------------------------------------------------------------

CHEMICALS (2.5%)
Minerals Technologies                                    60,000             3,170,400
-------------------------------------------------------------------------------------

COMMERCIAL SERVICES & SUPPLIES (4.5%)
Brink's                                                  90,000             2,023,200
Waste Connections                                       117,800(b,d)        3,822,610
                                                                      ---------------
Total                                                                       5,845,810
-------------------------------------------------------------------------------------

COMMUNICATIONS EQUIPMENT (2.9%)
F5 Networks                                              80,000(b)          3,762,400
-------------------------------------------------------------------------------------

CONSTRUCTION & ENGINEERING (2.0%)
Shaw Group                                               90,000(b)          2,567,700
-------------------------------------------------------------------------------------

CONTAINERS & PACKAGING (2.2%)
Owens-Illinois                                           90,000(b)          2,814,300
-------------------------------------------------------------------------------------

DIVERSIFIED CONSUMER SERVICES (1.5%)
Sotheby's                                               100,000(d)          1,897,000
-------------------------------------------------------------------------------------

ELECTRICAL EQUIPMENT (7.5%)
Belden                                                  150,000             3,318,000
EnerSys                                                 120,000(b)          2,731,200
Thomas & Betts                                          100,000(b)          3,650,000
                                                                      ---------------
Total                                                                       9,699,200
-------------------------------------------------------------------------------------

ENERGY EQUIPMENT & SERVICES (3.9%)
Exterran Holdings                                       165,000(b,d)        3,456,750
TETRA Technologies                                      150,000(b,d)        1,554,000
                                                                      ---------------
Total                                                                       5,010,750
-------------------------------------------------------------------------------------

FOOD PRODUCTS (2.8%)
Smithfield Foods                                        230,000(b,d)        3,560,400
-------------------------------------------------------------------------------------

HEALTH CARE EQUIPMENT & SUPPLIES (3.1%)
Analogic                                                100,000(d)          4,051,000
-------------------------------------------------------------------------------------

HEALTH CARE PROVIDERS & SERVICES (3.4%)
Select Medical Holdings                                  43,930(b)            397,567
WellCare Health Plans                                   120,000(b)          3,958,800
                                                                      ---------------
Total                                                                       4,356,367
-------------------------------------------------------------------------------------

HEALTH CARE TECHNOLOGY (2.6%)
Eclipsys                                                180,000(b,d)        3,301,200
-------------------------------------------------------------------------------------

HOTELS, RESTAURANTS & LEISURE (5.1%)
Burger King Holdings                                     48,000(d)            816,000
Penn Natl Gaming                                        100,000(b)          2,679,000
Texas Roadhouse                                         298,600(b)          3,069,608
                                                                      ---------------
Total                                                                       6,564,608
-------------------------------------------------------------------------------------

INSURANCE (15.0%)
Aspen Insurance Holdings                                125,000(c)          3,238,750
Endurance Specialty Holdings                             90,000(c)          3,365,100
Hanover Insurance Group                                  80,000(d)          3,330,400
Infinity Property & Casualty                             75,000             2,997,000
Lincoln Natl                                            170,000             3,894,699
WR Berkley                                              110,000             2,718,100
                                                                      ---------------
Total                                                                      19,544,049
-------------------------------------------------------------------------------------

IT SERVICES (2.3%)
CACI Intl Cl A                                           63,784(b,d)        2,960,853
-------------------------------------------------------------------------------------

MACHINERY (4.6%)
Mueller Inds                                            140,000             3,291,400
Navistar Intl                                            80,000(b)          2,640,800
                                                                      ---------------
Total                                                                       5,932,200
-------------------------------------------------------------------------------------


                             See accompanying Notes to Portfolio of Investments.

--------------------------------------------------------------------------------
         RIVERSOURCE PARTNERS SMALL CAP EQUITY FUND -- 2009 SEMIANNUAL REPORT  9

PORTFOLIO OF INVESTMENTS (continued) -------------------------------------------


COMMON STOCKS (CONTINUED)
ISSUER                                                 SHARES                VALUE(a)

MULTILINE RETAIL (1.4%)
Fred's Cl A                                             190,000            $1,856,300
-------------------------------------------------------------------------------------

PERSONAL PRODUCTS (2.4%)
Herbalife                                                75,000(c)          3,145,500
-------------------------------------------------------------------------------------

PROFESSIONAL SERVICES (1.4%)
School Specialty                                         78,900(b)          1,798,920
-------------------------------------------------------------------------------------

SEMICONDUCTORS & SEMICONDUCTOR EQUIPMENT (7.7%)
Cypress Semiconductor                                   289,989(b,d)        2,775,195
ON Semiconductor                                        500,000(b,d)        3,880,000
Varian Semiconductor Equipment Associates               120,000(b,d)        3,495,600
                                                                      ---------------
Total                                                                      10,150,795
-------------------------------------------------------------------------------------

SOFTWARE (5.4%)
Lawson Software                                         500,000(b)          3,275,000
Quest Software                                          220,000(b)          3,702,600
                                                                      ---------------
Total                                                                       6,977,600
-------------------------------------------------------------------------------------

TRANSPORTATION INFRASTRUCTURE (4.1%)
Aegean Marine Petroleum Network                         195,000(c,d)        5,241,600
-------------------------------------------------------------------------------------
TOTAL COMMON STOCKS
(Cost: $123,072,088)                                                     $129,442,401
-------------------------------------------------------------------------------------



MONEY MARKET FUND (--%)
                                                       SHARES                VALUE(a)
RiverSource Short-Term Cash Fund, 0.20%                  16,104(e)            $16,104
-------------------------------------------------------------------------------------
TOTAL MONEY MARKET FUND
(Cost: $16,104)                                                               $16,104
-------------------------------------------------------------------------------------



INVESTMENTS OF CASH COLLATERAL RECEIVED FOR SECURITIES ON LOAN (26.0%)
                                                       SHARES                VALUE(a)
CASH COLLATERAL REINVESTMENT FUND
JPMorgan Prime Money Market Fund                     33,644,331           $33,644,331
-------------------------------------------------------------------------------------
TOTAL INVESTMENTS OF CASH COLLATERAL RECEIVED FOR SECURITIES ON LOAN
(Cost: $33,644,331)                                                       $33,644,331
-------------------------------------------------------------------------------------
TOTAL INVESTMENTS IN SECURITIES
(Cost: $156,732,523)(f)                                                  $163,102,836
=====================================================================================




NOTES TO PORTFOLIO OF INVESTMENTS


(a) Securities are valued by using policies described in Note 2 to the financial statements.

(b)  Non-income producing.

(c) Foreign security values are stated in U.S. dollars. At Nov. 30, 2009, the value of foreign securities represented 11.6% of net assets.

(d) At Nov. 30, 2009, security was partially or fully on loan. See Note 6 to the financial statements.

(e) Affiliated Money Market Fund -- See Note 7 to the financial statements. The rate shown is the seven-day current annualized yield at Nov. 30, 2009.


--------------------------------------------------------------------------------
10  RIVERSOURCE PARTNERS SMALL CAP EQUITY FUND -- 2009 SEMIANNUAL REPORT

--------------------------------------------------------------------------------

(f) At Nov. 30, 2009, the cost of securities for federal income tax purposes was approximately $156,733,000 and the approximate aggregate gross unrealized appreciation and depreciation based on that cost was:

     Unrealized appreciation                         $11,166,000
     Unrealized depreciation                          (4,796,000)
     -----------------------------------------------------------
     Net unrealized appreciation                      $6,370,000
     -----------------------------------------------------------


The industries identified above are based on the Global Industry Classification Standard (GICS), which was developed by and is the exclusive property of Morgan Stanley Capital International Inc. and Standard & Poor's, a division of The McGraw-Hill Companies, Inc.



--------------------------------------------------------------------------------
        RIVERSOURCE PARTNERS SMALL CAP EQUITY FUND -- 2009 SEMIANNUAL REPORT  11

PORTFOLIO OF INVESTMENTS (continued) -------------------------------------------


FAIR VALUE MEASUREMENTS


Generally accepted accounting principles (GAAP) require disclosure regarding the inputs and valuation techniques used to measure fair value and any changes in valuation inputs or techniques. In addition, investments shall be disclosed by major category.

The Fund categorizes its fair value measurements according to a three-level hierarchy that maximizes the use of observable inputs and minimizes the use of unobservable inputs by prioritizing that the most observable input be used when available. Observable inputs are those that market participants would use in pricing an investment based on market data obtained from sources independent of the reporting entity. Unobservable inputs are those that reflect the Fund's assumptions about the information market participants would use in pricing an investment. An investment's level within the fair value hierarchy is based on the lowest level of any input that is deemed significant to the asset or liability's fair value measurement. The input levels are not necessarily an indication of the risk or liquidity associated with investments at that level. For example, certain U.S. government securities are generally high quality and liquid, however, they are reflected as Level 2 because the inputs used to determine fair value may not always be quoted prices in an active market.

Fair value inputs are summarized in the three broad levels listed below:

     - Level 1 -- Valuations based on quoted prices for investments in active markets that the Fund has the ability to access at the measurement date. Valuation adjustments are not applied to Level 1 investments.

     - Level 2 -- Valuations based on other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risks, etc.).

     - Level 3 -- Valuations based on significant unobservable inputs (including the Fund's own assumptions and judgment in determining the fair value of investments).

Inputs that are used in determining fair value of an investment may include price information, credit data, volatility statistics, and other factors. These inputs can be either observable or unobservable. The availability of observable inputs can vary between investments, and is affected by various factors such as the type of investment, and the volume and level of activity for that investment or similar investments in the marketplace. The inputs will be considered by the Fund Administrator, along with any other relevant factors in the calculation of an investment's fair value. The Fund uses prices and inputs that are current as of the measurement date, which may include periods of market dislocations. During these periods, the availability of prices and inputs may be reduced for many investments. This condition could cause an investment to be reclassified between the various levels within the hierarchy.

Non-U.S. equity securities actively traded in foreign markets may be reflected in Level 2 despite the availability of closing prices, because the Fund evaluates and determines whether those closing prices reflect fair value at the close of the New York Stock Exchange (NYSE) or require adjustment, as described in Note 2 to the financial statements -- Valuation of securities.

Investments falling into the Level 3 category are primarily supported by quoted prices from brokers and dealers participating in the market for those investments. However, these may be classified as

--------------------------------------------------------------------------------
12  RIVERSOURCE PARTNERS SMALL CAP EQUITY FUND -- 2009 SEMIANNUAL REPORT

--------------------------------------------------------------------------------

Level 3 investments due to lack of market transparency and corroboration to support these quoted prices. Additionally, valuation models may be used as the pricing source for any remaining investments classified as Level 3. These models rely on one or more significant unobservable inputs and/or significant assumptions by the Fund Administrator. Inputs used in a valuation model may include, but are not limited to, financial statement analysis, discount rates and estimated cash flows, and comparable company data.

The following table is a summary of the inputs used to value the Fund's investments as of Nov. 30, 2009:

                                                FAIR VALUE AT NOV. 30, 2009
                              ---------------------------------------------------------------
                                   LEVEL 1          LEVEL 2
                                QUOTED PRICES        OTHER          LEVEL 3
                                  IN ACTIVE       SIGNIFICANT     SIGNIFICANT
                                 MARKETS FOR       OBSERVABLE    UNOBSERVABLE
DESCRIPTION                   IDENTICAL ASSETS       INPUTS         INPUTS           TOTAL
---------------------------------------------------------------------------------------------
Equity Securities
  Common Stocks(a)              $129,442,401          $--             $--        $129,442,401
---------------------------------------------------------------------------------------------
Total Equity Securities          129,442,401           --              --         129,442,401
---------------------------------------------------------------------------------------------
Other
  Affiliated Money Market
    Fund(b)                           16,104           --              --              16,104
  Investments of Cash
    Collateral Received
    for Securities on Loan        33,644,331           --              --          33,644,331
---------------------------------------------------------------------------------------------
Total Other                       33,660,435           --              --          33,660,435
---------------------------------------------------------------------------------------------
Total                           $163,102,836          $--             $--        $163,102,836
---------------------------------------------------------------------------------------------


(a) All industry classifications are identified in the Portfolio of Investments.
(b) Money market fund that is a sweep investment for cash balances in the Fund at Nov. 30, 2009.



HOW TO FIND INFORMATION ABOUT THE FUND'S QUARTERLY PORTFOLIO HOLDINGS

(i) The Fund files its complete schedule of portfolio holdings with the Securities and Exchange Commission (Commission) for the first and third quarters of each fiscal year on Form N-Q;

(ii) The Fund's Forms N-Q are available on the Commission's website at http://www.sec.gov;

(iii)The Fund's Forms N-Q may be reviewed and copied at the Commission's Public Reference Room in Washington, DC (information on the operations of the Public Reference Room may be obtained by calling 1(800) SEC-0330); and

(iv) The Fund's complete schedule of portfolio holdings, as filed on Form N-Q, can be obtained without charge, upon request, by calling the RiverSource Family of Funds at 1(800) 221-2450.


--------------------------------------------------------------------------------
        RIVERSOURCE PARTNERS SMALL CAP EQUITY FUND -- 2009 SEMIANNUAL REPORT  13

STATEMENT OF ASSETS AND LIABILITIES --------------------------------------------
NOV. 30, 2009 (UNAUDITED)


ASSETS
Investments in securities, at value
  Unaffiliated issuers* (identified cost $123,072,088)             $129,442,401
  Affiliated money market fund (identified cost $16,104)                 16,104
  Investments of cash collateral received for securities on loan
    (identified cost $33,644,331)                                    33,644,331
-------------------------------------------------------------------------------
Total investments in securities (identified cost $156,732,523)      163,102,836
Capital shares receivable                                                17,848
Dividends and accrued interest receivable                               115,638
-------------------------------------------------------------------------------
Total assets                                                        163,236,322
-------------------------------------------------------------------------------
LIABILITIES
Capital shares payable                                                  172,236
Payable upon return of securities loaned                             33,644,331
Accrued investment management services fees                              10,284
Accrued distribution fees                                                28,880
Accrued transfer agency fees                                              3,462
Accrued administrative services fees                                        848
Accrued plan administration services fees                                   553
Other accrued expenses                                                   61,113
-------------------------------------------------------------------------------
Total liabilities                                                    33,921,707
-------------------------------------------------------------------------------
Net assets applicable to outstanding capital stock                 $129,314,615
-------------------------------------------------------------------------------

REPRESENTED BY
Capital stock -- $.01 par value                                    $    321,802
Additional paid-in capital                                          192,922,564
Accumulated net investment loss                                        (244,971)
Accumulated net realized gain (loss)                                (70,055,093)
Unrealized appreciation (depreciation) on investments                 6,370,313
-------------------------------------------------------------------------------
Total -- representing net assets applicable to outstanding
  capital stock                                                    $129,314,615
-------------------------------------------------------------------------------
*Including securities on loan, at value                            $ 33,113,988
-------------------------------------------------------------------------------



NET ASSET VALUE PER SHARE
                              NET ASSETS   SHARES OUTSTANDING   NET ASSET VALUE PER SHARE
Class A                     $114,802,611           28,375,334                       $4.05(1)
Class B                     $ 10,571,271            2,814,620                       $3.76
Class C                     $  1,414,099              376,821                       $3.75
Class I                     $      7,100                1,724                       $4.12
Class R4                    $  2,519,534              611,732                       $4.12
-----------------------------------------------------------------------------------------


(1) The maximum offering price per share for Class A is $4.30. The offering price is calculated by dividing the net asset value by 1.0 minus the maximum sales charge of 5.75%.

The accompanying Notes to Financial Statements are an integral part of this statement.


--------------------------------------------------------------------------------
14  RIVERSOURCE PARTNERS SMALL CAP EQUITY FUND -- 2009 SEMIANNUAL REPORT

STATEMENT OF OPERATIONS --------------------------------------------------------
SIX MONTHS ENDED NOV. 30, 2009 (UNAUDITED)


INVESTMENT INCOME
Income:
Dividends                                                          $   563,073
Income distributions from affiliated money market fund                   3,584
Income from securities lending -- net                                   32,897
------------------------------------------------------------------------------
Total income                                                           599,554
------------------------------------------------------------------------------
Expenses:
Investment management services fees                                    558,058
Distribution fees
  Class A                                                              145,120
  Class B                                                               57,587
  Class C                                                                7,059
Transfer agency fees
  Class A                                                              201,612
  Class B                                                               21,533
  Class C                                                                2,537
  Class R4                                                                 599
Administrative services fees                                            52,572
Plan administration services fees -- Class R4                            2,997
Compensation of board members                                            1,881
Custodian fees                                                          10,235
Printing and postage                                                    27,125
Registration fees                                                       10,850
Professional fees                                                       11,308
Other                                                                    3,881
------------------------------------------------------------------------------
Total expenses                                                       1,114,954
  Expenses waived/reimbursed by the Investment Manager and its
    affiliates                                                        (272,431)
------------------------------------------------------------------------------
Total net expenses                                                     842,523
------------------------------------------------------------------------------
Investment income (loss) -- net                                       (242,969)
------------------------------------------------------------------------------

REALIZED AND UNREALIZED GAIN (LOSS) -- NET
Net realized gain (loss) on security transactions                   (1,429,160)
Net change in unrealized appreciation (depreciation) on
  investments                                                       22,745,069
------------------------------------------------------------------------------
Net gain (loss) on investments                                      21,315,909
------------------------------------------------------------------------------
Net increase (decrease) in net assets resulting from operations    $21,072,940
------------------------------------------------------------------------------



The accompanying Notes to Financial Statements are an integral part of this statement.


--------------------------------------------------------------------------------
        RIVERSOURCE PARTNERS SMALL CAP EQUITY FUND -- 2009 SEMIANNUAL REPORT  15

STATEMENTS OF CHANGES IN NET ASSETS --------------------------------------------


                                                                   SIX MONTHS ENDED     YEAR ENDED
                                                                      NOV. 30, 2009   MAY 31, 2009
                                                                        (UNAUDITED)
OPERATIONS
Investment income (loss) -- net                                        $   (242,969) $    (164,114)
Net realized gain (loss) on investments                                  (1,429,160)   (46,439,858)
Net change in unrealized appreciation (depreciation) on
  investments                                                            22,745,069    (33,395,591)
--------------------------------------------------------------------------------------------------
Net increase (decrease) in net assets resulting from operations          21,072,940    (79,999,563)
--------------------------------------------------------------------------------------------------

CAPITAL SHARE TRANSACTIONS
Proceeds from sales
  Class A shares                                                          2,235,925     15,637,509
  Class B shares                                                            222,519      1,640,368
  Class C shares                                                             79,240        309,004
  Class R4 shares                                                           173,992        530,053
Conversions from Class B to Class A
  Class A shares                                                          1,440,156      2,075,812
  Class B shares                                                         (1,440,156)    (2,075,812)
Payments for redemptions
  Class A shares                                                        (14,326,251)   (37,297,795)
  Class B shares                                                         (1,849,655)    (4,958,036)
  Class C shares                                                           (155,724)      (501,583)
  Class R4 shares                                                          (175,425)      (453,266)
--------------------------------------------------------------------------------------------------
Increase (decrease) in net assets from capital share transactions       (13,795,379)   (25,093,746)
--------------------------------------------------------------------------------------------------
Total increase (decrease) in net assets                                   7,277,561   (105,093,309)
Net assets at beginning of period                                       122,037,054    227,130,363
--------------------------------------------------------------------------------------------------
Net assets at end of period                                            $129,314,615  $ 122,037,054
--------------------------------------------------------------------------------------------------
Accumulated net investment loss                                        $   (244,971) $      (2,002)
--------------------------------------------------------------------------------------------------



Certain line items from the prior year have been renamed to conform to the current year presentation.

The accompanying Notes to Financial Statements are an integral part of this statement.


--------------------------------------------------------------------------------
16  RIVERSOURCE PARTNERS SMALL CAP EQUITY FUND -- 2009 SEMIANNUAL REPORT

FINANCIAL HIGHLIGHTS -----------------------------------------------------------

The following tables are intended to help you understand the Fund's financial performance. Certain information reflects financial results for a single share of a class held for the periods shown. For periods ended 2008 and after, per share net investment income (loss) amounts are calculated based on average shares outstanding during the period. Total returns assume reinvestment of all dividends and distributions. Total returns do not reflect payment of sales charges, if any, and are not annualized for periods of less than one year.

                                                     SIX MONTHS
                                                   ENDED NOV. 30,                         YEAR ENDED MAY 31,
CLASS A                                                 2009           -------------------------------------------------------
PER SHARE DATA                                       (UNAUDITED)         2009        2008        2007        2006        2005
Net asset value, beginning of period                    $3.43            $5.38       $6.79       $6.01       $5.81       $5.63
------------------------------------------------------------------------------------------------------------------------------
INCOME FROM INVESTMENT OPERATIONS:
Net investment income (loss)                             (.01)             .00(a)     (.03)       (.03)       (.04)       (.04)
Net gains (losses) (both realized and
 unrealized)                                              .63            (1.95)       (.66)       1.05         .98         .86
------------------------------------------------------------------------------------------------------------------------------
Total from investment operations                          .62            (1.95)       (.69)       1.02         .94         .82
------------------------------------------------------------------------------------------------------------------------------
LESS DISTRIBUTIONS:
Distributions from realized gains                          --               --        (.72)       (.24)       (.74)       (.64)
------------------------------------------------------------------------------------------------------------------------------
Net asset value, end of period                          $4.05            $3.43       $5.38       $6.79       $6.01       $5.81
------------------------------------------------------------------------------------------------------------------------------
TOTAL RETURN                                           18.08%          (36.25%)     (9.95%)     17.57%      16.60%      14.62%
------------------------------------------------------------------------------------------------------------------------------
RATIOS TO AVERAGE NET ASSETS(b)
Gross expenses prior to expense
 waiver/reimbursement                                   1.63%(c)         1.76%       1.69%       1.58%       1.76%       1.81%
------------------------------------------------------------------------------------------------------------------------------
Net expenses after expense
 waiver/reimbursement(d)                                1.21%(c)         1.30%       1.31%       1.32%       1.51%       1.55%
------------------------------------------------------------------------------------------------------------------------------
Net investment income (loss)                            (.30%)(c)        (.03%)      (.45%)      (.50%)      (.74%)      (.84%)
------------------------------------------------------------------------------------------------------------------------------
SUPPLEMENTAL DATA
Net assets, end of period (in millions)                  $115             $107        $196        $275        $302        $123
------------------------------------------------------------------------------------------------------------------------------
Portfolio turnover rate                                  110%              67%        106%         70%         88%         88%
------------------------------------------------------------------------------------------------------------------------------



See accompanying Notes to Financial Highlights.


--------------------------------------------------------------------------------
        RIVERSOURCE PARTNERS SMALL CAP EQUITY FUND -- 2009 SEMIANNUAL REPORT  17

FINANCIAL HIGHLIGHTS (continued) -----------------------------------------------


                                                     SIX MONTHS
                                                   ENDED NOV. 30,                         YEAR ENDED MAY 31,
CLASS B                                                 2009           --------------------------------------------------------
PER SHARE DATA                                       (UNAUDITED)         2009         2008        2007        2006        2005
Net asset value, beginning of period                    $3.20            $5.05        $6.47       $5.79       $5.66       $5.54
-------------------------------------------------------------------------------------------------------------------------------
INCOME FROM INVESTMENT OPERATIONS:
Net investment income (loss)                             (.02)            (.03)        (.07)       (.08)       (.09)       (.08)
Net gains (losses) (both realized and
 unrealized)                                              .58            (1.82)        (.63)       1.00         .96         .84
-------------------------------------------------------------------------------------------------------------------------------
Total from investment operations                          .56            (1.85)        (.70)        .92         .87         .76
-------------------------------------------------------------------------------------------------------------------------------
LESS DISTRIBUTIONS:
Distributions from realized gains                          --               --         (.72)       (.24)       (.74)       (.64)
-------------------------------------------------------------------------------------------------------------------------------
Net asset value, end of period                          $3.76            $3.20        $5.05       $6.47       $5.79       $5.66
-------------------------------------------------------------------------------------------------------------------------------
TOTAL RETURN                                           17.50%          (36.63%)     (10.65%)     16.49%      15.76%      13.73%
-------------------------------------------------------------------------------------------------------------------------------
RATIOS TO AVERAGE NET ASSETS(b)
Gross expenses prior to expense
 waiver/reimbursement                                   2.40%(c)         2.53%        2.45%       2.35%       2.54%       2.58%
-------------------------------------------------------------------------------------------------------------------------------
Net expenses after expense
 waiver/reimbursement(d)                                1.98%(c)         2.07%        2.07%       2.09%       2.29%       2.31%
-------------------------------------------------------------------------------------------------------------------------------
Net investment income (loss)                           (1.05%)(c)        (.80%)      (1.21%)     (1.27%)     (1.53%)     (1.60%)
-------------------------------------------------------------------------------------------------------------------------------
SUPPLEMENTAL DATA
Net assets, end of period (in millions)                   $11              $12          $26         $44         $60         $46
-------------------------------------------------------------------------------------------------------------------------------
Portfolio turnover rate                                  110%              67%         106%         70%         88%         88%
-------------------------------------------------------------------------------------------------------------------------------



See accompanying Notes to Financial Highlights.


--------------------------------------------------------------------------------
18  RIVERSOURCE PARTNERS SMALL CAP EQUITY FUND -- 2009 SEMIANNUAL REPORT

--------------------------------------------------------------------------------


                                                     SIX MONTHS
                                                   ENDED NOV. 30,                         YEAR ENDED MAY 31,
CLASS C                                                 2009           --------------------------------------------------------
PER SHARE DATA                                       (UNAUDITED)         2009         2008        2007        2006        2005
Net asset value, beginning of period                    $3.20            $5.04        $6.46       $5.78       $5.65       $5.53
-------------------------------------------------------------------------------------------------------------------------------
INCOME FROM INVESTMENT OPERATIONS:
Net investment income (loss)                             (.02)            (.03)        (.07)       (.08)       (.09)       (.09)
Net gains (losses) (both realized and
 unrealized)                                              .57            (1.81)        (.63)       1.00         .96         .85
-------------------------------------------------------------------------------------------------------------------------------
Total from investment operations                          .55            (1.84)        (.70)        .92         .87         .76
-------------------------------------------------------------------------------------------------------------------------------
LESS DISTRIBUTIONS:
Distributions from realized gains                          --               --         (.72)       (.24)       (.74)       (.64)
-------------------------------------------------------------------------------------------------------------------------------
Net asset value, end of period                          $3.75            $3.20        $5.04       $6.46       $5.78       $5.65
-------------------------------------------------------------------------------------------------------------------------------
TOTAL RETURN                                           17.19%          (36.51%)     (10.66%)     16.52%      15.78%      13.74%
-------------------------------------------------------------------------------------------------------------------------------
RATIOS TO AVERAGE NET ASSETS(b)
Gross expenses prior to expense
 waiver/reimbursement                                   2.39%(c)         2.52%        2.45%       2.34%       2.54%       2.57%
-------------------------------------------------------------------------------------------------------------------------------
Net expenses after expense
 waiver/reimbursement(d)                                1.97%(c)         2.06%        2.07%       2.09%       2.29%       2.31%
-------------------------------------------------------------------------------------------------------------------------------
Net investment income (loss)                           (1.06%)(c)        (.79%)      (1.22%)     (1.26%)     (1.53%)     (1.60%)
-------------------------------------------------------------------------------------------------------------------------------
SUPPLEMENTAL DATA
Net assets, end of period (in millions)                    $1               $1           $2          $3          $4          $4
-------------------------------------------------------------------------------------------------------------------------------
Portfolio turnover rate                                  110%              67%         106%         70%         88%         88%
-------------------------------------------------------------------------------------------------------------------------------



See accompanying Notes to Financial Highlights.


--------------------------------------------------------------------------------
        RIVERSOURCE PARTNERS SMALL CAP EQUITY FUND -- 2009 SEMIANNUAL REPORT  19

FINANCIAL HIGHLIGHTS (continued) -----------------------------------------------


                                                     SIX MONTHS
                                                   ENDED NOV. 30,                         YEAR ENDED MAY 31,
CLASS I                                                 2009           -------------------------------------------------------
PER SHARE DATA                                       (UNAUDITED)         2009        2008        2007        2006        2005
Net asset value, beginning of period                    $3.49            $5.43       $6.83       $6.09       $5.86       $5.66
------------------------------------------------------------------------------------------------------------------------------
INCOME FROM INVESTMENT OPERATIONS:
Net investment income (loss)                              .00(a)           .02         .00(a)       --        (.03)       (.03)
Net gains (losses) (both realized and
 unrealized)                                              .63            (1.96)       (.68)        .98        1.00         .87
------------------------------------------------------------------------------------------------------------------------------
Total from investment operations                          .63            (1.94)       (.68)        .98         .97         .84
------------------------------------------------------------------------------------------------------------------------------
LESS DISTRIBUTIONS:
Distributions from realized gains                          --               --        (.72)       (.24)       (.74)       (.64)
------------------------------------------------------------------------------------------------------------------------------
Net asset value, end of period                          $4.12            $3.49       $5.43       $6.83       $6.09       $5.86
------------------------------------------------------------------------------------------------------------------------------
TOTAL RETURN                                           18.05%          (35.73%)     (9.75%)     16.68%      16.98%      14.89%
------------------------------------------------------------------------------------------------------------------------------
RATIOS TO AVERAGE NET ASSETS(b)
Gross expenses prior to expense
 waiver/reimbursement                                   1.04%(c)         1.17%       1.19%       1.09%       1.29%       1.32%
------------------------------------------------------------------------------------------------------------------------------
Net expenses after expense
 waiver/reimbursement(d)                                 .76%(c)          .85%        .90%        .97%       1.24%       1.30%
------------------------------------------------------------------------------------------------------------------------------
Net investment income (loss)                             .14%(c)          .53%       (.05%)      (.06%)      (.47%)      (.59%)
------------------------------------------------------------------------------------------------------------------------------
SUPPLEMENTAL DATA
Net assets, end of period (in millions)                   $--              $--         $--         $--         $14          $7
------------------------------------------------------------------------------------------------------------------------------
Portfolio turnover rate                                  110%              67%        106%         70%         88%         88%
------------------------------------------------------------------------------------------------------------------------------



See accompanying Notes to Financial Highlights.



--------------------------------------------------------------------------------
20  RIVERSOURCE PARTNERS SMALL CAP EQUITY FUND -- 2009 SEMIANNUAL REPORT

--------------------------------------------------------------------------------


                                                     SIX MONTHS
                                                   ENDED NOV. 30,                         YEAR ENDED MAY 31,
CLASS R4                                                2009           -------------------------------------------------------
PER SHARE DATA                                       (UNAUDITED)         2009        2008        2007        2006        2005
Net asset value, beginning of period                    $3.49            $5.46       $6.87       $6.07       $5.85       $5.65
------------------------------------------------------------------------------------------------------------------------------
INCOME FROM INVESTMENT OPERATIONS:
Net investment income (loss)                              .00(a)           .01        (.02)       (.02)       (.03)       (.04)
Net gains (losses) (both realized and
 unrealized)                                              .63            (1.98)       (.67)       1.06         .99         .88
------------------------------------------------------------------------------------------------------------------------------
Total from investment operations                          .63            (1.97)       (.69)       1.04         .96         .84
------------------------------------------------------------------------------------------------------------------------------
LESS DISTRIBUTIONS:
Distributions from realized gains                          --               --        (.72)       (.24)       (.74)       (.64)
------------------------------------------------------------------------------------------------------------------------------
Net asset value, end of period                          $4.12            $3.49       $5.46       $6.87       $6.07       $5.85
------------------------------------------------------------------------------------------------------------------------------
TOTAL RETURN                                           18.05%          (36.08%)     (9.84%)     17.72%      16.84%      14.92%
------------------------------------------------------------------------------------------------------------------------------
RATIOS TO AVERAGE NET ASSETS(b)
Gross expenses prior to expense
 waiver/reimbursement                                   1.33%(c)         1.47%       1.50%       1.39%       1.53%       1.63%
------------------------------------------------------------------------------------------------------------------------------
Net expenses after expense
 waiver/reimbursement(d)                                1.06%(c)         1.14%       1.16%       1.15%       1.30%       1.37%
------------------------------------------------------------------------------------------------------------------------------
Net investment income (loss)                            (.15%)(c)         .15%       (.29%)      (.33%)      (.50%)      (.67%)
------------------------------------------------------------------------------------------------------------------------------
SUPPLEMENTAL DATA
Net assets, end of period (in millions)                    $3               $2          $3          $4          $4         $--
------------------------------------------------------------------------------------------------------------------------------
Portfolio turnover rate                                  110%              67%        106%         70%         88%         88%
------------------------------------------------------------------------------------------------------------------------------


NOTES TO FINANCIAL HIGHLIGHTS
(a) Rounds to zero.
(b) Expense ratios include the impact of a performance incentive adjustment, if any. In addition to the fees and expenses which the Fund bears directly, the Fund indirectly bears a pro rata share of the fees and expenses of the acquired funds in which it invests. Such indirect expenses are not included in the reported expense ratios.
(c) Annualized.
(d) The Investment Manager and its affiliates have agreed to waive/reimburse certain fees and expenses (excluding fees and expenses of acquired funds), before giving effect to any performance incentive adjustment.

The accompanying Notes to Financial Statements are an integral part of this statement.


--------------------------------------------------------------------------------
        RIVERSOURCE PARTNERS SMALL CAP EQUITY FUND -- 2009 SEMIANNUAL REPORT  21

NOTES TO FINANCIAL STATEMENTS --------------------------------------------------
(UNAUDITED AS OF NOV. 30, 2009)

1. ORGANIZATION

RiverSource Partners Small Cap Equity Fund (the Fund) is a series of RiverSource Managers Series, Inc. and is registered under the Investment Company Act of 1940, as amended (the 1940 act) as a diversified, open-end management investment company. RiverSource Managers Series, Inc. has 10 billion authorized shares of capital stock that can be allocated among the separate series as designated by the Fund's Board of Directors (the Board). The Fund invests primarily in equity securities issued by small companies.

The Fund offers Class A, Class B, Class C, Class I and Class R4 shares.

- Class A shares are offered with a front-end sales charge, which may be waived under certain circumstances.

- Class B shares may be subject to a contingent deferred sales charge (CDSC) and automatically convert to Class A shares one month after the completion of the eighth year of ownership if originally purchased in a RiverSource fund on or after May 21, 2005 or originally purchased in a Seligman fund on or after June 13, 2009. Class B shares originally purchased in a RiverSource fund prior to May 21, 2005 will convert to Class A shares in the ninth calendar year of ownership. Class B shares originally purchased in a Seligman fund prior to June 13, 2009 will convert to Class A shares in the month prior to the ninth year of ownership.

-  Class C shares may be subject to a CDSC.

- Class I and Class R4 shares are offered without a front-end sales charge or CDSC to qualifying institutional investors.

At Nov. 30, 2009, RiverSource Investments, LLC (RiverSource Investments or the Investment Manager) owned 100% of Class I shares.

All classes of shares have identical voting, dividend and liquidation rights. Class specific expenses (e.g., distribution and service fees, transfer agency fees, plan administration services fees) differ among classes. Income, expenses (other than class specific expenses) and realized and unrealized gains or losses on investments are allocated to each class of shares based upon its relative net assets.

2. SUMMARY OF SIGNIFICANT ACCOUNTING POLICIES

ADOPTION OF NEW ACCOUNTING STANDARD
In June 2009, the Financial Accounting Standards Board (FASB) established the FASB Accounting Standards Codification(TM) (Codification) as the single source of authoritative accounting principles recognized by the FASB in the preparation


--------------------------------------------------------------------------------
22  RIVERSOURCE PARTNERS SMALL CAP EQUITY FUND -- 2009 SEMIANNUAL REPORT

--------------------------------------------------------------------------------



of financial statements in conformity with U.S. generally accepted accounting principles (GAAP). The Codification supersedes existing non-grandfathered, non-SEC accounting and reporting standards. The Codification did not change GAAP but rather organized it into a hierarchy where all guidance within the Codification carries an equal level of authority. The Codification became effective for financial statements issued for interim and annual periods ending after Sept. 15, 2009. The Codification did not have a material effect on the Fund's financial statements.

USE OF ESTIMATES
Preparing financial statements that conform to U.S. generally accepted accounting principles requires management to make estimates (e.g., on assets and liabilities and contingent assets and liabilities) that could differ from actual results.

VALUATION OF SECURITIES
All securities are valued at the close of business of the New York Stock Exchange (NYSE). Securities traded on national securities exchanges or included in national market systems are valued at the last quoted sales price. Debt securities are generally traded in the over-the-counter market and are valued by an independent pricing service using an evaluated bid. When market quotes are not readily available, the pricing service, in determining fair values of debt securities, takes into consideration such factors as current quotations by broker/dealers, coupon, maturity, quality, type of issue, trading characteristics, and other yield and risk factors it deems relevant in determining valuations. Foreign securities are valued based on quotations from the principal market in which such securities are normally traded. The procedures adopted by the Board generally contemplate the use of fair valuation in the event that price quotations or valuations are not readily available, price quotations or valuations from other sources are not reflective of market value and thus deemed unreliable, or a significant event has occurred in relation to a security or class of securities (such as foreign securities) that is not reflected in price quotations or valuations from other sources. A fair value price is a good faith estimate of the value of a security at a given point in time.

Many securities markets and exchanges outside the U.S. close prior to the close of the NYSE and therefore the closing prices for securities in such markets or on such exchanges may not fully reflect events that occur after such close but before the close of the NYSE, including significant movements in the U.S. market after foreign exchanges have closed. Accordingly, in those situations, Ameriprise Financial, Inc. (Ameriprise Financial), parent company of the Investment Manager, as administrator to the Fund, will fair value foreign securities pursuant

--------------------------------------------------------------------------------
        RIVERSOURCE PARTNERS SMALL CAP EQUITY FUND -- 2009 SEMIANNUAL REPORT  23

NOTES TO FINANCIAL STATEMENTS (continued) --------------------------------------



to procedures adopted by the Board, including utilizing a third party pricing service to determine these fair values. These procedures take into account multiple factors, including movements in the U.S. securities markets, to determine a good faith estimate that reasonably reflects the current market conditions as of the close of the NYSE.

Short-term securities maturing in more than 60 days from the valuation date are valued at the market price or approximate market value based on current interest rates. Typically, those maturing in 60 days or less that originally had maturities of more than 60 days at acquisition date are valued at amortized cost using the market value on the 61st day before maturity. Short-term securities maturing in 60 days or less at acquisition date are valued at amortized cost. Amortized cost is an approximation of market value. Investments in money market funds are valued at net asset value.

GUARANTEES AND INDEMNIFICATIONS
Under the Fund's organizational documents, its officers and directors are indemnified against certain liabilities arising out of the performance of their duties to the Fund. In addition, certain of the Fund's contracts with its service providers contain general indemnification clauses. The Fund's maximum exposure under these arrangements is unknown since the amount of any future claims that may be made against the Fund cannot be determined and the Fund has no historical basis for predicting the likelihood of any such claims.

FEDERAL TAXES
The Fund's policy is to comply with Subchapter M of the Internal Revenue Code that applies to regulated investment companies and to distribute substantially all of its taxable income (which includes net short-term capital gains) to shareholders. No provision for income or excise taxes is thus required.

Management of the Fund has concluded that there are no significant uncertain tax positions that would require recognition in the financial statements. Generally, the tax authorities can examine all the tax returns filed for the last three years.

DIVIDENDS TO SHAREHOLDERS
An annual dividend from net investment income, declared and paid at the end of the calendar year, when available, is reinvested in additional shares of the Fund at net asset value or payable in cash. Capital gains, when available, are distributed along with the income dividend.

OTHER
Security transactions are accounted for on the date securities are purchased or sold. Dividend income is recognized on the ex-dividend date and interest income,


--------------------------------------------------------------------------------
24  RIVERSOURCE PARTNERS SMALL CAP EQUITY FUND -- 2009 SEMIANNUAL REPORT

--------------------------------------------------------------------------------



including amortization of premium, market discount and original issue discount using the effective interest method, is accrued daily.

3. EXPENSES AND SALES CHARGES

INVESTMENT MANAGEMENT SERVICES FEES
Under an Investment Management Services Agreement, the Investment Manager determines which securities will be purchased, held or sold. The management fee is an annual fee that is equal to a percentage of the Fund's average daily net assets that declines from 0.97% to 0.87% as the Fund's net assets increase. The fee may be adjusted upward or downward by a performance incentive adjustment determined monthly by measuring the percentage difference over a rolling 12-month period between the annualized performance of one Class A share of the Fund and the annualized performance of the Lipper Small-Cap Core Funds Index. In certain circumstances, the Board may approve a change in the index. The maximum adjustment is 0.12% per year. If the performance difference is less than 0.50%, the adjustment will be zero. The adjustment decreased the management fee by $79,375 for the six months ended Nov. 30, 2009. The management fee for the six months ended Nov. 30, 2009, was 0.85% of the Fund's average daily net assets, including the adjustment under the terms of the performance incentive arrangement.

SUBADVISORY AGREEMENTS
RiverSource Investments serves as the Investment Manager to the Fund. Prior to Aug. 10, 2009, the Investment Manager had Subadvisory Agreements with American Century Investment Management, Inc., Lord, Abbett & Co. LLC and Jennison Associates LLC, each of which subadvised a portion of the assets of the Fund.

ADMINISTRATIVE SERVICES FEES
Under an Administrative Services Agreement, the Fund pays Ameriprise Financial an annual fee for administration and accounting services equal to a percentage of the Fund's average daily net assets that declines from 0.08% to 0.05% as the Fund's net assets increase. The fee for the six months ended Nov. 30, 2009, was 0.08% of the Fund's average daily net assets.

OTHER FEES
Other expenses are for, among other things, certain expenses of the Fund or the Board including: Fund boardroom and office expense, employee compensation, employee health and retirement benefits, and certain other expenses. Payment of these Fund and Board expenses is facilitated by a company providing limited administrative services to the Fund and the Board. For the six months ended Nov. 30, 2009, other expenses paid to this company were $326.


--------------------------------------------------------------------------------
        RIVERSOURCE PARTNERS SMALL CAP EQUITY FUND -- 2009 SEMIANNUAL REPORT  25

NOTES TO FINANCIAL STATEMENTS (continued) --------------------------------------


COMPENSATION OF BOARD MEMBERS
Under a Deferred Compensation Plan (the Plan), the board members who are not "interested persons" of the Fund under the 1940 Act may defer receipt of their compensation. Deferred amounts are treated as though equivalent dollar amounts had been invested in shares of the Fund or other funds in the RiverSource Family of Funds. The Fund's liability for these amounts is adjusted for market value changes and remains in the funds until distributed in accordance with the Plan.

TRANSFER AGENCY FEES
Under a Transfer Agency Agreement, RiverSource Service Corporation (the Transfer Agent) maintains Fund shareholder accounts and records and provides Fund shareholder services. The Fund pays the Transfer Agent an annual account-based fee at a rate equal to $19.50 for Class A, $20.50 for Class B and $20.00 for Class C for this service. The Transfer Agent also charges an annual fee of $3 per account serviced directly by the Fund or its designated agent for Class A, Class B and Class C shares. The Fund also pays the Transfer Agent an annual asset-based fee at a rate of 0.05% of the Fund's average daily net assets attributable to Class R4 shares. The Transfer Agent charges an annual fee of $5 per inactive account, charged on a pro rata basis for the 12 month period from the date the account becomes inactive. These fees are included in the transfer agency fees in the Statement of Operations.

PLAN ADMINISTRATION SERVICES FEES
Under a Plan Administration Services Agreement with the Transfer Agent, the Fund pays an annual fee at a rate of 0.25% of the Fund's average daily net assets attributable to Class R4 shares for the provision of various administrative, recordkeeping, communication and educational services.

DISTRIBUTION FEES
The Fund has an agreement with RiverSource Fund Distributors, Inc. (the Distributor) for distribution and shareholder services. Under a Plan and Agreement of Distribution pursuant to Rule 12b-1, the Fund pays a fee at an annual rate of up to 0.25% of the Fund's average daily net assets attributable to Class A shares and a fee at an annual rate of up to 1.00% of the Fund's average daily net assets attributable to Class B and Class C shares. For Class B and Class C shares, of the 1.00% fee, up to 0.75% is reimbursed for distribution expenses.

The amount of distribution expenses incurred by the Distributor and not yet reimbursed (unreimbursed expense) was approximately $467,000 and $21,000 for Class B and Class C shares, respectively. These amounts are based on the most recent information available as of Oct. 31, 2009, and may be recovered from

--------------------------------------------------------------------------------
26  RIVERSOURCE PARTNERS SMALL CAP EQUITY FUND -- 2009 SEMIANNUAL REPORT

--------------------------------------------------------------------------------




future payments under the distribution plan or CDSC. To the extent the unreimbursed expense has been fully recovered, the distribution fee is reduced.

SALES CHARGES
Sales charges, including front-end and CDSCs, received by the Distributor for distributing Fund shares were $34,511 for Class A, $3,655 for Class B and $28 for Class C for the six months ended Nov. 30, 2009.

EXPENSES WAIVED/REIMBURSED BY THE INVESTMENT MANAGER AND ITS AFFILIATES
For the six months ended Nov. 30, 2009, the Investment Manager and its affiliates waived/reimbursed certain fees and expenses such that net expenses (excluding fees and expenses of acquired funds*), including the adjustment under the terms of a performance incentive arrangement, were as follows:

Class A.............................................  1.21%
Class B.............................................  1.98
Class C.............................................  1.97
Class I.............................................  0.76
Class R4............................................  1.06


The waived/reimbursed fees and expenses for the transfer agency fees at the class level were as follows:

Class A...........................................  $85,516
Class B...........................................    8,864
Class C...........................................    1,054


The management fees waived/reimbursed at the Fund level were $176,997.

The Investment Manager and its affiliates have contractually agreed to waive certain fees and expenses until July 31, 2010, unless sooner terminated at the discretion of the Board, such that net expenses (excluding fees and expenses of acquired funds*), before giving effect to any performance incentive adjustment, will not exceed the following percentage of the class' average daily net assets:

Class A.............................................  1.33%
Class B.............................................  2.10
Class C.............................................  2.09
Class I.............................................  0.88
Class R4............................................  1.18


* In addition to the fees and expenses which the Fund bears directly, the Fund indirectly bears a pro rata share of the fees and expenses of the funds in which it invests (also referred to as "acquired funds"), including affiliated and non-affiliated pooled investment vehicles (including mutual funds and exchange traded funds). Because the acquired funds have varied expense and fee levels and the Fund may own different proportions of acquired funds at different times, the amount of fees and expenses incurred indirectly by the Fund will vary.


--------------------------------------------------------------------------------
        RIVERSOURCE PARTNERS SMALL CAP EQUITY FUND -- 2009 SEMIANNUAL REPORT  27

NOTES TO FINANCIAL STATEMENTS (continued) --------------------------------------


4. SECURITIES TRANSACTIONS

Cost of purchases and proceeds from sales of securities (other than short-term obligations) aggregated $138,641,117 and $149,840,934, respectively, for the six months ended Nov. 30, 2009. Realized gains and losses are determined on an identified cost basis.

5. CAPITAL SHARE TRANSACTIONS

Transactions in shares of capital stock for the periods indicated are as follows:

                                      SIX MONTHS ENDED    YEAR ENDED
                                        NOV. 30, 2009   MAY 31, 2009*
---------------------------------------------------------------------
CLASS A
Sold                                        587,234        4,278,516
Converted from Class B**                    381,099          423,635
Redeemed                                 (3,722,070)     (10,040,709)
---------------------------------------------------------------------
Net increase (decrease)                  (2,753,737)      (5,338,558)
---------------------------------------------------------------------

CLASS B
Sold                                         63,878          458,438
Converted to Class A**                     (409,249)        (451,264)
Redeemed                                   (515,300)      (1,406,750)
---------------------------------------------------------------------
Net increase (decrease)                    (860,671)      (1,399,576)
---------------------------------------------------------------------

CLASS C
Sold                                         22,913           87,450
Redeemed                                    (43,974)        (133,123)
---------------------------------------------------------------------
Net increase (decrease)                     (21,061)         (45,673)
---------------------------------------------------------------------

CLASS R4
Sold                                         43,381          154,684
Redeemed                                    (46,943)        (125,936)
---------------------------------------------------------------------
Net increase (decrease)                      (3,562)          28,748
---------------------------------------------------------------------


 * Certain line items from the prior year have been renamed to conform to the current year presentation.
** Automatic conversion of Class B shares to Class A shares based on the original purchase date.

6. LENDING OF PORTFOLIO SECURITIES

The Fund has entered into a Master Securities Lending Agreement (the Agreement) with JPMorgan Chase Bank, National Association (JPMorgan). The Agreement authorizes JPMorgan as lending agent to lend securities to authorized borrowers in order to generate additional income on behalf of the Fund. Pursuant to the Agreement, the securities loaned are secured by cash or U.S. government securities equal to at least 100% of the market value of the loaned securities. Any additional collateral required to maintain those levels due to market

--------------------------------------------------------------------------------
28  RIVERSOURCE PARTNERS SMALL CAP EQUITY FUND -- 2009 SEMIANNUAL REPORT

--------------------------------------------------------------------------------




fluctuations of the loaned securities is delivered the following business day. Cash collateral received is invested by the lending agent on behalf of the Fund into authorized investments pursuant to the Agreement. The investments made with the cash collateral are listed in the Portfolio of Investments. The values of such investments and any uninvested cash collateral balance are disclosed in the Statement of Assets and Liabilities along with the related obligation to return the collateral upon the return of the securities loaned. At Nov. 30, 2009, securities valued at $33,113,988 were on loan, secured by cash collateral of $33,644,331 invested in short-term securities or in cash equivalents.

Risks of delay in recovery of securities or even loss of rights in the securities may occur should the borrower of the securities fail financially. Risks may also arise to the extent that the value of the securities loaned increases above the value of the collateral received. JPMorgan will indemnify the Fund from losses resulting from a borrower's failure to return a loaned security when due. Such indemnification does not extend to losses associated with declines in the value of cash collateral investments. Loans are subject to termination by the Fund or the borrower at any time, and are, therefore, not considered to be illiquid investments.

Pursuant to the Agreement, the Fund receives income for lending its securities either in the form of fees or by earning interest on invested cash collateral, net of negotiated rebates paid to borrowers and fees paid to the lending agent for services provided and any other securities lending expenses. Net income of $32,897 earned from securities lending for the six months ended Nov. 30, 2009 is included in the Statement of Operations. The Fund also continues to earn interest and dividends on the securities loaned.

7. AFFILIATED MONEY MARKET FUND

The Fund may invest its daily cash balance in RiverSource Short-Term Cash Fund, a money market fund established for the exclusive use of the funds in the RiverSource Family of Funds and other institutional clients of RiverSource Investments. The cost of the Fund's purchases and proceeds from sales of shares of RiverSource Short-Term Cash Fund aggregated $61,476,124 and $63,439,992, respectively, for the six months ended Nov. 30, 2009. The income distributions received with respect to the Fund's investment in RiverSource Short-Term Cash Fund can be found in the Statement of Operations and the Fund's invested balance in RiverSource Short-Term Cash Fund at Nov. 30, 2009, can be found in the Portfolio of Investments.


--------------------------------------------------------------------------------
        RIVERSOURCE PARTNERS SMALL CAP EQUITY FUND -- 2009 SEMIANNUAL REPORT  29

NOTES TO FINANCIAL STATEMENTS (continued) --------------------------------------


8. BANK BORROWINGS

The Fund has entered into a revolving credit facility with a syndicate of banks led by JPMorgan Chase Bank, N.A. (the Administrative Agent), whereby the Fund may borrow for the temporary funding of shareholder redemptions or for other temporary or emergency purposes. The credit facility became effective on Oct. 15, 2009, replacing a prior credit facility. The credit facility agreement, which is a collective agreement between the Fund and certain other funds in the RiverSource Family of Funds, severally and not jointly, permits collective borrowings up to $300 million. The borrowers shall have the right, upon written notice to the Administrative Agent to request an increase of up to $200 million in the aggregate amount of the credit facility from new or existing lenders, provided that the aggregate amount of the credit facility shall at no time exceed $500 million. Participation in such increase by any existing lender shall be at such lender's sole discretion. Interest is charged to each Fund based on its borrowings at a rate equal to the sum of the federal funds rate plus (A) 1.25% per annum plus (B) if one-month LIBOR exceeds the federal funds rate, the amount of such excess. Each borrowing under the credit facility matures no later than 60 days after the date of borrowing. The Fund also pays a commitment fee equal to its pro rata share of the amount of the credit facility at a rate of 0.10% per annum, in addition to an upfront fee equal to its pro rata share of 0.04% of the amount of the credit facility. Prior to Oct. 15, 2009, the credit facility agreement, which was a collective agreement between the Fund and certain other funds in the RiverSource Family of Funds, severally and not jointly, permitted collective borrowings up to $475 million. Interest was charged to each Fund based on its borrowings at a rate equal to the federal funds rate plus 0.75%. The Fund also paid a commitment fee equal to its pro rata share of the amount of the credit facility at a rate of 0.06% per annum, in addition to an upfront fee equal to its pro rata share of 0.02% of the amount of the credit facility. The Fund had no borrowings during the six months ended Nov. 30, 2009.

9. FEDERAL TAX INFORMATION

Net investment income (loss) and net realized gains (losses) may differ for financial statement and tax purposes primarily because of re-characterization of real estate investment trust (REIT) distributions, post-October losses and losses deferred due to wash sales. The character of distributions made during the year from net investment income or net realized gains may differ from their ultimate characterization for federal income tax purposes. Also, due to the timing of dividend distributions, the fiscal year in which amounts are distributed may differ from the year that the income or realized gains (losses) were recorded by the Fund.


--------------------------------------------------------------------------------
30  RIVERSOURCE PARTNERS SMALL CAP EQUITY FUND -- 2009 SEMIANNUAL REPORT

--------------------------------------------------------------------------------



For federal income tax purposes, the Fund had a capital loss carry-over of $22,559,518 at May 31, 2009, that if not offset by capital gains will expire as follows:

   2010           2017
$7,164,740    $15,394,778


Because the measurement periods for a regulated investment company's income are different for excise tax purposes versus income tax purposes, special rules are in place to protect the amount of earnings and profits needed to support excise tax distributions. As a result, the Fund is permitted to treat net capital losses realized between Nov. 1, 2008 and its fiscal year end (post-October loss) as occurring on the first day of the following tax year. At May 31, 2009, the Fund had a post-October loss of $43,150,145 that is treated for income tax purposes as occurring on June 1, 2009.

It is unlikely the Board will authorize a distribution of any net realized capital gains until the available capital loss carry-over has been offset or expires.

10. SUBSEQUENT EVENTS

Management has evaluated Fund related events and transactions that occurred during the period from the date of the Statement of Assets and Liabilities through Jan. 20, 2010, the date of issuance of the Fund's financial statements. There were no events or transactions that occurred during the period that materially impacted the amounts or disclosures in the Fund's financial statements, other than as noted below.

The Board of Directors of RiverSource Partners Small Cap Equity Fund has authorized and approved the proposed merger of the Fund into Seligman Smaller-Cap Value Fund. At a Special Meeting of Shareholders scheduled to be held on March 10, 2010, shareholders who owned shares of the Fund on January 15, 2010 will vote on the merger. If approved, the merger is anticipated to take place before the end of the second quarter of 2010.

11. INFORMATION REGARDING PENDING AND SETTLED LEGAL PROCEEDINGS

In June 2004, an action captioned John E. Gallus et al. v. American Express Financial Corp. and American Express Financial Advisors Inc. was filed in the United States District Court for the District of Arizona. The plaintiffs allege that they are investors in several American Express Company (now known as RiverSource) mutual funds and they purport to bring the action derivatively on behalf of those funds under the Investment Company Act of 1940. The plaintiffs

--------------------------------------------------------------------------------
        RIVERSOURCE PARTNERS SMALL CAP EQUITY FUND -- 2009 SEMIANNUAL REPORT  31

NOTES TO FINANCIAL STATEMENTS (continued) --------------------------------------



allege that fees allegedly paid to the defendants by the funds for investment advisory and administrative services are excessive. The plaintiffs seek remedies including restitution and rescission of investment advisory and distribution agreements. The plaintiffs voluntarily agreed to transfer this case to the United States District Court for the District of Minnesota (the District Court). In response to defendants' motion to dismiss the complaint, the District Court dismissed one of plaintiffs' four claims and granted plaintiffs limited discovery. Defendants moved for summary judgment in April 2007. Summary judgment was granted in the defendants' favor on July 9, 2007. The plaintiffs filed a notice of appeal with the Eighth Circuit Court of Appeals (the Eighth Circuit) on August 8, 2007. On April 8, 2009, the Eighth Circuit reversed summary judgment and remanded to the District Court for further proceedings. On August 6, 2009, defendants filed a writ of certiorari with the U.S. Supreme Court, asking the U.S. Supreme Court to stay the District Court proceedings while the U.S. Supreme Court considers and rules in a case captioned Jones v. Harris Associates, which involves issues of law similar to those presented in the Gallus case.

In December 2005, without admitting or denying the allegations, American Express Financial Corporation (AEFC, which is now known as Ameriprise Financial, Inc. (Ameriprise Financial)), entered into settlement agreements with the Securities and Exchange Commission (SEC) and Minnesota Department of Commerce (MDOC) related to market timing activities. As a result, AEFC was censured and ordered to cease and desist from committing or causing any violations of certain provisions of the Investment Advisers Act of 1940, the Investment Company Act of 1940, and various Minnesota laws. AEFC agreed to pay disgorgement of $10 million and civil money penalties of $7 million. AEFC also agreed to retain an independent distribution consultant to assist in developing a plan for distribution of all disgorgement and civil penalties ordered by the SEC in accordance with various undertakings detailed at http://www.sec.gov/litigation/admin/ia-2451.pdf. Ameriprise Financial and its affiliates have cooperated with the SEC and the MDOC in these legal proceedings, and have made regular reports to the RiverSource Funds' Boards of Directors/Trustees.

On November 7, 2008, RiverSource Investments, LLC, a subsidiary of Ameriprise Financial, Inc., acquired J. & W. Seligman & Co. Incorporated (Seligman). In late 2003, Seligman conducted an extensive internal review concerning mutual fund trading practices. Seligman's review, which covered the period 2001-2003, noted one arrangement that permitted frequent trading in certain open-end registered investment companies managed by Seligman (the Seligman Funds); this arrangement was in the process of being closed down by

--------------------------------------------------------------------------------
32  RIVERSOURCE PARTNERS SMALL CAP EQUITY FUND -- 2009 SEMIANNUAL REPORT

--------------------------------------------------------------------------------




Seligman before September 2003. Seligman identified three other arrangements that permitted frequent trading, all of which had been terminated by September 2002. In January 2004, Seligman, on a voluntary basis, publicly disclosed these four arrangements to its clients and to shareholders of the Seligman Funds. Seligman also provided information concerning mutual fund trading practices to the SEC and the Office of the Attorney General of the State of New York (NYAG).

In September 2006, the NYAG commenced a civil action in New York State Supreme Court against Seligman, Seligman Advisors, Inc. (now known as RiverSource Fund Distributors, Inc.), Seligman Data Corp. and Brian T. Zino (collectively, the Seligman Parties), alleging, in substance, that the Seligman Parties permitted various persons to engage in frequent trading and, as a result, the prospectus disclosure used by the registered investment companies then managed by Seligman was and had been misleading. The NYAG included other related claims and also claimed that the fees charged by Seligman to the Seligman Funds were excessive. On March 13, 2009, without admitting or denying any violations of law or wrongdoing, the Seligman Parties entered into a stipulation of settlement with the NYAG and settled the claims made by the NYAG. Under the terms of the settlement, Seligman paid $11.3 million to four Seligman Funds. This settlement resolved all outstanding matters between the Seligman Parties and the NYAG. In addition to the foregoing matter, the New York staff of the SEC indicated in September 2005 that it was considering recommending to the Commissioners of the SEC the instituting of a formal action against Seligman and Seligman Advisors, Inc. relating to frequent trading in the Seligman Funds. Seligman responded to the staff in October 2005 that it believed that any action would be both inappropriate and unnecessary, especially in light of the fact that Seligman had previously resolved the underlying issue with the Independent Directors of the Seligman Funds and made recompense to the affected Seligman Funds. There have been no further developments with the SEC on this matter.

Ameriprise Financial and certain of its affiliates have historically been involved in a number of legal, arbitration and regulatory proceedings, including routine litigation, class actions, and governmental actions, concerning matters arising in connection with the conduct of their business activities. Ameriprise Financial believes that the Funds are not currently the subject of, and that neither Ameriprise Financial nor any of its affiliates are the subject of, any pending legal, arbitration or regulatory proceedings that are likely to have a material adverse effect on the Funds or the ability of Ameriprise Financial or its affiliates to perform under their contracts with the Funds. Ameriprise Financial is required to make 10-Q, 10-K and, as necessary, 8-K filings with the Securities and

--------------------------------------------------------------------------------
        RIVERSOURCE PARTNERS SMALL CAP EQUITY FUND -- 2009 SEMIANNUAL REPORT  33

NOTES TO FINANCIAL STATEMENTS (continued) --------------------------------------



Exchange Commission on legal and regulatory matters that relate to Ameriprise Financial and its affiliates. Copies of these filings may be obtained by accessing the SEC website at www.sec.gov.

There can be no assurance that these matters, or the adverse publicity associated with them, will not result in increased fund redemptions, reduced sale of fund shares or other adverse consequences to the Funds. Further, although we believe proceedings are not likely to have a material adverse effect on the Funds or the ability of Ameriprise Financial or its affiliates to perform under their contracts with the Funds, these proceedings are subject to uncertainties and, as such, we are unable to estimate the possible loss or range of loss that may result. An adverse outcome in one or more of these proceedings could result in adverse judgments, settlements, fines, penalties or other relief that could have a material adverse effect on the consolidated financial condition or results of operations of Ameriprise Financial.


--------------------------------------------------------------------------------
34  RIVERSOURCE PARTNERS SMALL CAP EQUITY FUND -- 2009 SEMIANNUAL REPORT

PROXY VOTING  ------------------------------------------------------------------

The policy of the Board is to vote the proxies of the companies in which the Fund holds investments consistent with the procedures as stated in the Statement of Additional Information (SAI). You may obtain a copy of the SAI without charge by calling the RiverSource Family of Funds at 1(800) 221-2450; contacting your financial intermediary; visiting riversource.com/funds; or searching the website of the Securities and Exchange Commission (SEC) at http://www.sec.gov. Information regarding how the Fund voted proxies relating to portfolio securities is filed with the SEC by August 31 for the most recent 12-month period ending June 30 of that year, and is available without charge by visiting riversource.com/funds; or searching the website of the SEC at www.sec.gov.


--------------------------------------------------------------------------------
        RIVERSOURCE PARTNERS SMALL CAP EQUITY FUND -- 2009 SEMIANNUAL REPORT  35

RIVERSOURCE PARTNERS SMALL CAP EQUITY FUND
734 Ameriprise Financial Center
Minneapolis, MN 55474

RIVERSOURCE.COM/FUNDS


                                This report must be accompanied or preceded by the Fund's
                                current prospectus. RiverSource(R) mutual funds are
                                distributed by RiverSource Fund Distributors, Inc., Member
                                FINRA, and managed by RiverSource Investments, LLC.
                                RiverSource is part of Ameriprise Financial, Inc.
(RIVERSOURCE INVESTMENTS LOGO)  (C)2010 RiverSource Investments, LLC.                              S-6248 J (1/10)

Semiannual Report

                                                  (RIVERSOURCE INVESTMENTS LOGO)

RIVERSOURCE
PARTNERS SMALL CAP VALUE FUND

SEMIANNUAL REPORT FOR
THE PERIOD ENDED
NOVEMBER 30, 2009


RIVERSOURCE PARTNERS SMALL CAP VALUE FUND SEEKS TO
PROVIDE SHAREHOLDERS WITH LONG-TERM CAPITAL
APPRECIATION.


                                                 (SINGLE STRATEGY FUNDS ICON)

TABLE OF CONTENTS --------------------------------------------------------------


Your Fund at a Glance..............    2

Fund Expenses Example..............    7

Portfolio of Investments...........   10

Statement of Assets and
  Liabilities......................   20

Statement of Operations............   22

Statements of Changes in Net
  Assets...........................   23

Financial Highlights...............   24

Notes to Financial Statements......   32

Proxy Voting.......................   46




--------------------------------------------------------------------------------
          RIVERSOURCE PARTNERS SMALL CAP VALUE FUND -- 2009 SEMIANNUAL REPORT  1

YOUR FUND AT A GLANCE ----------------------------------------------------------
(UNAUDITED)

FUND SUMMARY
--------------------------------------------------------------------------------

> RiverSource Partners Small Cap Value Fund (the Fund) Class A shares gained
  26.57% (excluding sales charges) for the six-month period ended Nov. 30, 2009.

> The Fund outperformed its benchmark, the Russell 2000(R) Value Index, which increased 17.83% during the same six-month period.

> The Fund also outperformed its peer group, as represented by the Lipper Small-
  Cap Value Funds Index, which rose 19.26% during the same period.

ANNUALIZED TOTAL RETURNS (for period ended Nov. 30, 2009)
--------------------------------------------------------------------------------


                                                                  SINCE
                                                                INCEPTION
                          6 MONTHS*   1 YEAR  3 YEARS  5 YEARS   6/18/01
-------------------------------------------------------------------------
RiverSource Partners
  Small Cap Value Fund
  Class A (excluding
  sales charge)            +26.57%   +44.22%   -5.41%   +1.16%    +6.03%
-------------------------------------------------------------------------
Russell 2000(R) Value
  Index (unmanaged)(1)     +17.83%   +18.98%  -10.16%   -0.99%    +5.24%
-------------------------------------------------------------------------
Lipper Small-Cap Value
  Funds Index(2)           +19.26%   +31.68%   -7.07%   +0.63%    +6.07%
-------------------------------------------------------------------------



* Not annualized.

The performance information shown represents past performance and is not a guarantee of future results. The investment return and principal value of your investment will fluctuate so that your shares, when redeemed, may be worth more or less than their original cost. Current performance may be lower or higher than the performance information shown. You may obtain performance information current to the most recent month-end by contacting your financial intermediary, visiting riversource.com/funds or calling 1(800) 221-2450.

The 5.75% sales charge applicable to Class A shares of the Fund is not reflected in the table above. If reflected, returns would be lower than those shown. The performance of other classes may vary from that shown because of differences in fees and expenses. The Fund's returns reflect the effect of fee waivers/expense reimbursements, if any. Without such waivers/reimbursements, the Fund's returns would be lower. See the Average Annual Total Returns table for performance of other share classes of the Fund.


--------------------------------------------------------------------------------
2  RIVERSOURCE PARTNERS SMALL CAP VALUE FUND -- 2009 SEMIANNUAL REPORT

--------------------------------------------------------------------------------


The indices do not reflect the effects of sales charges, expenses (excluding Lipper) and taxes. It is not possible to invest directly in an index.

(1) The Russell 2000(R) Value Index, an unmanaged index, measures the performance of those Russell 2000 companies with lower price-to-book ratios and lower forecasted growth values. The index reflects reinvestment of all distributions and changes in market prices.
(2) The Lipper Small-Cap Value Funds Index includes the 30 largest small-cap value funds tracked by Lipper Inc. The index's returns include net reinvested dividends. The Fund's performance is currently measured against this index for purposes of determining the performance incentive adjustment.


--------------------------------------------------------------------------------
          RIVERSOURCE PARTNERS SMALL CAP VALUE FUND -- 2009 SEMIANNUAL REPORT  3

YOUR FUND AT A GLANCE (continued) ----------------------------------------------


AVERAGE ANNUAL TOTAL RETURNS
--------------------------------------------------------------------------------

AT NOV. 30, 2009
                                                                    SINCE
Without sales charge        6 MONTHS*   1 YEAR  3 YEARS  5 YEARS  INCEPTION
Class A (inception
  6/18/01)                   +26.57%   +44.22%   -5.41%   +1.16%    +6.03%
---------------------------------------------------------------------------
Class B (inception
  6/18/01)                   +26.28%   +43.27%   -6.11%   +0.55%    +5.42%
---------------------------------------------------------------------------
Class C (inception
  6/18/01)                   +26.60%   +43.12%   -6.10%   +0.55%    +5.44%
---------------------------------------------------------------------------
Class I (inception
  3/4/04)                    +27.17%   +45.21%   -4.95%   +1.58%    +3.08%
---------------------------------------------------------------------------
Class R2 (inception
  12/11/06)                  +26.57%   +43.73%     N/A      N/A     -6.04%
---------------------------------------------------------------------------
Class R3 (inception
  12/11/06)                  +26.84%   +44.30%     N/A      N/A     -5.62%
---------------------------------------------------------------------------
Class R4 (inception
  6/18/01)                   +26.98%   +44.33%   -5.13%   +1.40%    +6.23%
---------------------------------------------------------------------------
Class R5 (inception
  12/11/06)                  +26.90%   +44.67%     N/A      N/A     -5.35%
---------------------------------------------------------------------------

With sales charge
Class A (inception
  6/18/01)                   +19.30%   +35.94%   -7.26%   -0.03%    +5.29%
---------------------------------------------------------------------------
Class B (inception
  6/18/01)                   +21.28%   +38.27%   -6.76%   +0.34%    +5.42%
---------------------------------------------------------------------------
Class C (inception
  6/18/01)                   +25.60%   +42.12%   -6.10%   +0.55%    +5.44%
---------------------------------------------------------------------------



Class A share performance reflects the maximum initial sales charge of 5.75%. Class B share performance reflects a contingent deferred sales charge (CDSC) applied as follows: first year 5%; second year 4%; third and fourth years 3%; fifth year 2%; sixth year 1%; no sales charge thereafter. Class C shares may be subject to a 1% CDSC if shares are sold within one year after purchase. Sales charges do not apply to Class I, Class R2, Class R3, Class R4 and Class R5 shares. Class I, Class R2, Class R3, Class R4 and Class R5 are available to qualifying institutional investors only.

* Not annualized.


--------------------------------------------------------------------------------
4  RIVERSOURCE PARTNERS SMALL CAP VALUE FUND -- 2009 SEMIANNUAL REPORT

--------------------------------------------------------------------------------


STYLE MATRIX
--------------------------------------------------------------------------------



         STYLE
VALUE    BLEND   GROWTH
                          LARGE
                          MEDIUM   SIZE
   X                      SMALL



Shading within the style matrix approximates areas in which the Fund is designed to generally invest.

The style matrix can be a valuable tool for constructing and monitoring your portfolio. It provides a frame of reference for distinguishing the types of stocks or bonds owned by a mutual fund, and may serve as a guideline for helping you build a portfolio.

Investment products, including shares of mutual funds, are not federally or FDIC-insured, are not deposits or obligations of, or guaranteed by any financial institution, and involve investment risks including possible loss of principal and fluctuation in value.

Investments in small-capitalization companies involve greater risks and volatility than investments in larger, more established companies.


--------------------------------------------------------------------------------
          RIVERSOURCE PARTNERS SMALL CAP VALUE FUND -- 2009 SEMIANNUAL REPORT  5

YOUR FUND AT A GLANCE (continued) ----------------------------------------------


SECTOR DIVERSIFICATION(1) (at Nov. 30, 2009; % of portfolio assets)
---------------------------------------------------------------------

Consumer Discretionary                     18.8%
------------------------------------------------
Consumer Staples                            2.3%
------------------------------------------------
Energy                                      3.8%
------------------------------------------------
Financials                                 14.1%
------------------------------------------------
Health Care                                 4.8%
------------------------------------------------
Industrials                                17.1%
------------------------------------------------
Information Technology                     19.1%
------------------------------------------------
Materials                                   2.9%
------------------------------------------------
Telecommunication Services                  0.3%
------------------------------------------------
Utilities                                   3.6%
------------------------------------------------
Other(2)                                   13.2%
------------------------------------------------


(1) Sectors can be comprised of several industries. Please refer to the section entitled "Portfolio of Investments" for a complete listing. No single industry exceeds 25% of portfolio assets.

    Percentages indicated are based upon total investments (excluding Investments of Cash Collateral Received for Securities on Loan) as of Nov. 30, 2009. The Fund's composition is subject to change.

(2) Cash & Cash Equivalents.

The sectors identified above are based on the Global Industry Classification Standard (GICS), which was developed by and is the exclusive property of Morgan Stanley Capital International Inc. and Standard & Poor's, a division of The McGraw-Hill Companies, Inc.

TOP TEN HOLDINGS (at Nov. 30, 2009; % of portfolio assets)
---------------------------------------------------------------------

Dillard's Cl A                              1.8%
------------------------------------------------
Royal Caribbean Cruises                     1.8%
------------------------------------------------
Plexus                                      1.7%
------------------------------------------------
Oshkosh                                     1.6%
------------------------------------------------
Vishay Intertechnology                      1.5%
------------------------------------------------
Air France-KLM ADR                          1.4%
------------------------------------------------
Valassis Communications                     1.4%
------------------------------------------------
MI Developments Cl A                        1.4%
------------------------------------------------
Men's Warehouse                             1.4%
------------------------------------------------
Validus Holdings                            1.4%
------------------------------------------------


Percentages indicated are based upon total investments (excluding Investments of Cash Collateral Received for Securities on Loan and Cash & Cash Equivalents) as of Nov. 30, 2009.

For further detail about these holdings, please refer to the section entitled "Portfolio of Investments."

Fund holdings are of the date given, are subject to change at any time, and are not recommendations to buy or sell any security.


--------------------------------------------------------------------------------
6  RIVERSOURCE PARTNERS SMALL CAP VALUE FUND -- 2009 SEMIANNUAL REPORT

FUND EXPENSES EXAMPLE ----------------------------------------------------------
(UNAUDITED)

As a shareholder of the Fund, you incur two types of costs: (1) transaction costs, including sales charges (loads) on purchase payments; and (2) ongoing costs, which may include management fees; distribution and service (12b-1) fees; and other Fund fees and expenses. This example is intended to help you understand your ongoing costs (in dollars) of investing in the Fund and to compare these costs with the ongoing costs of investing in other mutual funds. In addition to the ongoing expenses which the Fund bears directly, the Fund's shareholders indirectly bear the ongoing expenses of any funds in which the Fund invests (also referred to as "acquired funds"), including affiliated and non-affiliated pooled investment vehicles (including mutual funds and exchange traded funds). The Fund's indirect expense from investing in the acquired funds is based on the Fund's pro rata portion of the ongoing expenses charged by acquired funds using the expense ratio of each of the acquired funds as of the acquired fund's most recent shareholder report.

The example is based on an investment of $1,000 invested at the beginning of the period and held for the six months ended Nov. 30, 2009.

ACTUAL EXPENSES
The first line of the table provides information about actual account values and actual expenses. You may use the information in this line, together with the amount you invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the result by the number in the first line under the heading titled "Direct expenses paid during the period" to estimate the expenses you paid on your account during this period. You can also estimate the direct and indirect expenses you paid over the period by using the number in the first line under the heading "Direct and indirect expenses paid during the period."

HYPOTHETICAL EXAMPLE FOR COMPARISON PURPOSES
The second line of the table provides information about hypothetical account values and hypothetical expenses based on the Fund's actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not the Fund's actual return. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare the ongoing costs of investing in the Fund and other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of the other funds.

Please note that the expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any transactional costs, such as sales charges (loads). Therefore, the second line of the table is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds. In addition, if these transactional costs were included, your costs would have been higher.


--------------------------------------------------------------------------------
          RIVERSOURCE PARTNERS SMALL CAP VALUE FUND -- 2009 SEMIANNUAL REPORT  7

FUND EXPENSES EXAMPLE (continued) ----------------------------------------------


                                                                               DIRECT AND
                                                                  DIRECT        INDIRECT
                                  BEGINNING        ENDING        EXPENSES       EXPENSES
                                ACCOUNT VALUE  ACCOUNT VALUE   PAID DURING    PAID DURING
                                 JUNE 1, 2009  NOV. 30, 2009  THE PERIOD(a)  THE PERIOD(b)
------------------------------------------------------------------------------------------
Class A
------------------------------------------------------------------------------------------
  Actual(c)                         $1,000       $1,265.70        $ 8.73         $ 8.90
------------------------------------------------------------------------------------------
  Hypothetical
  (5% return before expenses)       $1,000       $1,017.64        $ 7.77         $ 7.93
------------------------------------------------------------------------------------------

Class B
------------------------------------------------------------------------------------------
  Actual(c)                         $1,000       $1,262.80        $13.13         $13.30
------------------------------------------------------------------------------------------
  Hypothetical
  (5% return before expenses)       $1,000       $1,013.74        $11.69         $11.84
------------------------------------------------------------------------------------------

Class C
------------------------------------------------------------------------------------------
  Actual(c)                         $1,000       $1,266.00        $13.09         $13.27
------------------------------------------------------------------------------------------
  Hypothetical
  (5% return before expenses)       $1,000       $1,013.79        $11.64         $11.79
------------------------------------------------------------------------------------------

Class I
------------------------------------------------------------------------------------------
  Actual(c)                         $1,000       $1,271.70        $ 6.16         $ 6.33
------------------------------------------------------------------------------------------
  Hypothetical
  (5% return before expenses)       $1,000       $1,019.92        $ 5.48         $ 5.63
------------------------------------------------------------------------------------------

Class R2
------------------------------------------------------------------------------------------
  Actual(c)                         $1,000       $1,265.70        $10.68         $10.85
------------------------------------------------------------------------------------------
  Hypothetical
  (5% return before expenses)       $1,000       $1,015.92        $ 9.50         $ 9.66
------------------------------------------------------------------------------------------

Class R3
------------------------------------------------------------------------------------------
  Actual(c)                         $1,000       $1,268.40        $ 9.31         $ 9.49
------------------------------------------------------------------------------------------
  Hypothetical
  (5% return before expenses)       $1,000       $1,017.13        $ 8.28         $ 8.43
------------------------------------------------------------------------------------------

Class R4
------------------------------------------------------------------------------------------
  Actual(c)                         $1,000       $1,269.80        $ 7.88         $ 8.05
------------------------------------------------------------------------------------------
  Hypothetical
  (5% return before expenses)       $1,000       $1,018.40        $ 7.01         $ 7.16
------------------------------------------------------------------------------------------

Class R5
------------------------------------------------------------------------------------------
  Actual(c)                         $1,000       $1,269.00        $ 6.44         $ 6.61
------------------------------------------------------------------------------------------
  Hypothetical
  (5% return before expenses)       $1,000       $1,019.67        $ 5.73         $ 5.89
------------------------------------------------------------------------------------------




--------------------------------------------------------------------------------
8  RIVERSOURCE PARTNERS SMALL CAP VALUE FUND -- 2009 SEMIANNUAL REPORT

--------------------------------------------------------------------------------


ANNUALIZED EXPENSE RATIOS

                                    FUND'S     ACQUIRED FUND
                                  ANNUALIZED      FEES AND    NET FUND
                                EXPENSE RATIO     EXPENSES    EXPENSES
----------------------------------------------------------------------
Class A                             1.52%           .03%        1.55%
----------------------------------------------------------------------
Class B                             2.29%           .03%        2.32%
----------------------------------------------------------------------
Class C                             2.28%           .03%        2.31%
----------------------------------------------------------------------
Class I                             1.07%           .03%        1.10%
----------------------------------------------------------------------
Class R2                            1.86%           .03%        1.89%
----------------------------------------------------------------------
Class R3                            1.62%           .03%        1.65%
----------------------------------------------------------------------
Class R4                            1.37%           .03%        1.40%
----------------------------------------------------------------------
Class R5                            1.12%           .03%        1.15%
----------------------------------------------------------------------


(a) Expenses are equal to the annualized expense ratio for each class as indicated above, multiplied by the average account value over the period, multiplied by 185/365 (to reflect the one-half year period).
(b) Expenses are equal to the annualized expense ratio for each class plus the acquired fund fees and expenses, multiplied by the average account value over the period, multiplied by 185/365 (to reflect the one-half year period).
(c) Based on the actual return for the six months ended Nov. 30, 2009: +26.57% for Class A, +26.28% for Class B, +26.60% for Class C, +27.17% for Class I, +26.57% for Class R2, +26.84% for Class R3, +26.98% for Class R4 and +26.90%
    for Class R5.


--------------------------------------------------------------------------------
          RIVERSOURCE PARTNERS SMALL CAP VALUE FUND -- 2009 SEMIANNUAL REPORT  9

PORTFOLIO OF INVESTMENTS -------------------------------------------------------

NOV. 30, 2009 (UNAUDITED)
(Percentages represent value of investments compared to net assets)

INVESTMENTS IN SECURITIES


COMMON STOCKS (86.5%)
ISSUER                                                 SHARES                VALUE(a)
AEROSPACE & DEFENSE (0.5%)
Cubic                                                    10,513              $366,063
Hexcel                                                  114,000(b,d)        1,202,699
Teledyne Technologies                                     2,378(b)             79,711
                                                                      ---------------
Total                                                                       1,648,473
-------------------------------------------------------------------------------------

AIR FREIGHT & LOGISTICS (0.6%)
Forward Air                                              73,335(d)          1,661,771
Hub Group Cl A                                           13,900(b,d)          367,655
                                                                      ---------------
Total                                                                       2,029,426
-------------------------------------------------------------------------------------

AIRLINES (2.0%)
Air France-KLM ADR                                      286,770(b,c,d)      4,565,378
Alaska Air Group                                         24,382(b)            729,022
JetBlue Airways                                         235,625(b,d)        1,298,294
SkyWest                                                  38,259               562,790
                                                                      ---------------
Total                                                                       7,155,484
-------------------------------------------------------------------------------------

AUTO COMPONENTS (3.4%)
American Axle & Mfg Holdings                            364,071(d)          2,275,444
ArvinMeritor                                             23,104               187,373
Cooper Tire & Rubber                                    105,812(d)          1,896,151
Dana Holding                                            417,619(b,d)        3,040,266
Dorman Products                                          17,210(b,d)          254,536
Drew Inds                                                10,650(b,d)          206,078
Gentex                                                  237,300(d)          3,943,926
Modine Mfg                                               12,448(d)            132,322
Standard Motor Products                                  24,377               219,149
                                                                      ---------------
Total                                                                      12,155,245
-------------------------------------------------------------------------------------

AUTOMOBILES (0.4%)
Thor Inds                                                48,000             1,365,600
Winnebago Inds                                            5,399(b,d)           58,579
                                                                      ---------------
Total                                                                       1,424,179
-------------------------------------------------------------------------------------

BIOTECHNOLOGY (--%)
Acadia Pharmaceuticals                                    6,421(b)              7,898
-------------------------------------------------------------------------------------

BUILDING PRODUCTS (0.9%)
Apogee Enterprises                                       10,596               145,059
Gibraltar Inds                                           60,200(d)            901,796
Insteel Inds                                             11,027(d)            125,598
Simpson Mfg                                              89,100(d)          2,215,026
                                                                      ---------------
Total                                                                       3,387,479
-------------------------------------------------------------------------------------

CAPITAL MARKETS (0.7%)
BlackRock Kelso Capital                                  57,994               465,112
Calamos Asset Management Cl A                               112                 1,177
Evercore Partners Cl A                                   10,559(d)            327,435
Hercules Technology Growth Capital                       44,882               442,088
PennantPark Investment                                   27,081(d)            229,647
Piper Jaffray Companies                                   3,320(b,d)          143,922
Raymond James Financial                                  37,895(d)            920,469
                                                                      ---------------
Total                                                                       2,529,850
-------------------------------------------------------------------------------------

CHEMICALS (1.2%)
Koppers Holdings                                          1,242                35,087
NewMarket                                                 6,042(d)            632,718
PolyOne                                                 509,800(b,d)        3,660,363
Quaker Chemical                                           4,334                84,470
                                                                      ---------------
Total                                                                       4,412,638
-------------------------------------------------------------------------------------

COMMERCIAL BANKS (2.9%)
Banco Latinoamericano de Comercio Exterior
 Series E                                                 8,269(c,d)          115,435
Cathay General Bancorp                                  241,000(d)          1,882,210
CVB Financial                                           218,642(d)          1,694,476
First Bancorp                                            13,558(d)            176,390
First Financial Bancorp                                   6,811(d)             90,518
Heartland Financial USA                                   3,065                40,427


See accompanying Notes to Portfolio of Investments.

--------------------------------------------------------------------------------
10  RIVERSOURCE PARTNERS SMALL CAP VALUE FUND -- 2009 SEMIANNUAL REPORT

--------------------------------------------------------------------------------


COMMON STOCKS (CONTINUED)
ISSUER                                                 SHARES                VALUE(a)
COMMERCIAL BANKS (CONT.)
Intl Bancshares                                         148,237(d)         $2,485,935
MB Financial                                             10,137(d)            189,055
Northrim BanCorp                                          7,325               117,713
Oriental Financial Group                                 56,766(c,d)          550,630
Peoples Bancorp                                           1,560(d)             14,102
Porter Bancorp                                            1,314(d)             19,224
Santander BanCorp                                        16,367(b,c)          186,584
Susquehanna Bancshares                                    3,542                20,331
Washington Trust Bancorp                                  6,908(d)            102,584
Webster Financial                                         5,076(d)             64,617
WesBanco                                                 17,274(d)            223,007
Wilshire Bancorp                                         26,198(d)            183,648
Wintrust Financial                                       26,327(d)            683,712
Zions Bancorporation                                    139,000(d)          1,827,850
                                                                      ---------------
Total                                                                      10,668,448
-------------------------------------------------------------------------------------

COMMERCIAL SERVICES & SUPPLIES (2.1%)
ABM Inds                                                  8,447(d)            155,678
ATC Technology                                           54,500(b)          1,200,090
Copart                                                   76,000(b,d)        2,463,920
Cornell Companies                                        30,904(b)            678,652
McGrath RentCorp                                          2,283(d)             47,190
Multi-Color                                              10,048               110,829
North American Galvanizing & Coating                     14,818(b,d)           72,312
Schawk                                                  126,000(d)          1,421,280
United Stationers                                        31,000(b)          1,579,140
                                                                      ---------------
Total                                                                       7,729,091
-------------------------------------------------------------------------------------

COMMUNICATIONS EQUIPMENT (1.9%)
3Com                                                    521,700(b)          3,844,928
ARRIS Group                                              21,099(b,d)          210,779
Black Box                                                 1,827(d)             51,503
NETGEAR                                                  13,752(b,d)          272,977
Plantronics                                              55,132(d)          1,276,306
Polycom                                                  27,242(b,d)          587,338
Sycamore Networks                                       171,882(b,d)          486,426
Symmetricom                                              13,220(b)             58,036
Tekelec                                                  12,198(b)            173,456
                                                                      ---------------
Total                                                                       6,961,749
-------------------------------------------------------------------------------------

COMPUTERS & PERIPHERALS (1.6%)
Avid Technology                                         142,000(b,d)        1,689,800
Diebold                                                  78,500(d)          1,973,490
Electronics for Imaging                                 171,000(b)          2,053,710
                                                                      ---------------
Total                                                                       5,717,000
-------------------------------------------------------------------------------------

CONSTRUCTION & ENGINEERING (1.7%)
Comfort Systems USA                                     154,310(d)          1,757,591
Insituform Technologies Cl A                            142,200(b,d)        2,943,540
Pike Electric                                           175,500(b,d)        1,607,580
                                                                      ---------------
Total                                                                       6,308,711
-------------------------------------------------------------------------------------

CONSUMER FINANCE (0.3%)
Nelnet Cl A                                              22,282(d)            387,038
World Acceptance                                         26,775(b,d)          785,311
                                                                      ---------------
Total                                                                       1,172,349
-------------------------------------------------------------------------------------

CONTAINERS & PACKAGING (--%)
Myers Inds                                                  351                 2,903
-------------------------------------------------------------------------------------

DISTRIBUTORS (0.3%)
Audiovox Cl A                                            62,200(b,d)          458,414
Core-Mark Holding                                        19,456(b,d)          585,236
                                                                      ---------------
Total                                                                       1,043,650
-------------------------------------------------------------------------------------

DIVERSIFIED FINANCIAL SERVICES (--%)
Financial Federal                                         6,500               176,150
-------------------------------------------------------------------------------------

DIVERSIFIED TELECOMMUNICATION SERVICES (0.3%)
General Communication Cl A                              167,500(b,d)        1,011,700
-------------------------------------------------------------------------------------

ELECTRIC UTILITIES (3.2%)
Central Vermont Public Service                            1,649                32,007
El Paso Electric                                        103,583(b)          2,050,943
Idacorp                                                  25,196               745,046
NV Energy                                               200,000             2,328,000
Pinnacle West Capital                                    82,613             2,898,891
PNM Resources                                           202,146(d)          2,251,906
Westar Energy                                            71,500             1,472,185
                                                                      ---------------
Total                                                                      11,778,978
-------------------------------------------------------------------------------------


                             See accompanying Notes to Portfolio of Investments.

--------------------------------------------------------------------------------
         RIVERSOURCE PARTNERS SMALL CAP VALUE FUND -- 2009 SEMIANNUAL REPORT  11

PORTFOLIO OF INVESTMENTS (continued) -------------------------------------------


COMMON STOCKS (CONTINUED)
ISSUER                                                 SHARES                VALUE(a)

ELECTRICAL EQUIPMENT (1.4%)
AMETEK                                                   48,000(d)         $1,754,880
EnerSys                                                  26,519(b)            603,572
Regal-Beloit                                             60,700(d)          2,880,822
                                                                      ---------------
Total                                                                       5,239,274
-------------------------------------------------------------------------------------

ELECTRONIC EQUIPMENT, INSTRUMENTS & COMPONENTS (7.5%)
Celestica                                               441,443(b,c)        3,615,418
Checkpoint Systems                                       17,239(b,d)          244,449
Cognex                                                  179,700(d)          2,957,862
Coherent                                                 63,167(b,d)        1,605,705
FARO Technologies                                        21,500(b)            419,465
Jabil Circuit                                           137,500             1,830,125
Littelfuse                                              126,400(b,d)        3,309,152
Mercury Computer Systems                                131,600(b,d)        1,396,276
Methode Electronics                                       5,752(d)             45,786
Park Electrochemical                                      2,763                65,345
Plexus                                                  193,380(b,d)        5,252,200
RadiSys                                                  17,975(b,d)          167,707
Sanmina-SCI                                              61,093(b,d)          493,631
SYNNEX                                                   26,441(b,d)          748,545
Technitrol                                               10,032                50,762
TTM Technologies                                         13,972(b)            144,890
Vishay Intertechnology                                  634,100(b)          4,597,225
                                                                      ---------------
Total                                                                      26,944,543
-------------------------------------------------------------------------------------

ENERGY EQUIPMENT & SERVICES (1.1%)
Bristow Group                                            20,041(b,d)          687,807
Global Inds                                             115,230(b)            676,400
Oceaneering Intl                                         24,000(b)          1,311,120
TETRA Technologies                                      132,422(b,d)        1,371,892
                                                                      ---------------
Total                                                                       4,047,219
-------------------------------------------------------------------------------------

FOOD & STAPLES RETAILING (0.2%)
Andersons                                                19,434               507,810
Pantry                                                    1,436(b)             21,224
Weis Markets                                              9,793(d)            340,601
                                                                      ---------------
Total                                                                         869,635
-------------------------------------------------------------------------------------

FOOD PRODUCTS (1.3%)
Flowers Foods                                            63,000(d)          1,442,070
Fresh Del Monte Produce                                  32,056(b,c)          696,577
J&J Snack Foods                                          27,000(d)            974,700
Ralcorp Holdings                                         26,000(b)          1,505,920
                                                                      ---------------
Total                                                                       4,619,267
-------------------------------------------------------------------------------------

GAS UTILITIES (0.2%)
Southwest Gas                                            28,341(d)            742,818
-------------------------------------------------------------------------------------

HEALTH CARE EQUIPMENT & SUPPLIES (0.8%)
Cooper Companies                                         50,500(d)          1,691,246
ev3                                                      13,239(b,d)          168,135
ICU Medical                                              25,500(b)            841,500
Invacare                                                  8,758(d)            218,074
                                                                      ---------------
Total                                                                       2,918,955
-------------------------------------------------------------------------------------

HEALTH CARE PROVIDERS & SERVICES (2.4%)
Amedisys                                                 27,000(b,d)        1,000,080
AMN Healthcare Services                                 211,000(b,d)        1,685,891
Assisted Living Concepts Cl A                             2,157(b,d)           50,452
BioScrip                                                 18,472(b,d)          138,909
Centene                                                  13,246(b)            249,290
Chemed                                                   31,000(d)          1,400,581
Gentiva Health Services                                  18,545(b,d)          438,589
Healthways                                               11,116(b,d)          190,862
inVentiv Health                                          10,976(b,d)          173,860
Kindred Healthcare                                        3,650(b)             54,239
MedCath                                                   7,698(b,d)           56,503
Odyssey HealthCare                                       52,582(b)            764,016
RehabCare Group                                          28,157(b)            793,183
U.S. Physical Therapy                                    11,768(b)            171,930
Universal American Financial                             65,145(b)            674,902
WellCare Health Plans                                    20,583(b)            679,033
                                                                      ---------------
Total                                                                       8,522,320
-------------------------------------------------------------------------------------

HOTELS, RESTAURANTS & LEISURE (3.8%)
Ameristar Casinos                                        93,900(d)          1,631,982
Bob Evans Farms                                          28,015(d)            707,659
Burger King Holdings                                    121,000(d)          2,057,000
CKE Restaurants                                          78,600(d)            663,384


See accompanying Notes to Portfolio of Investments.

--------------------------------------------------------------------------------
12  RIVERSOURCE PARTNERS SMALL CAP VALUE FUND -- 2009 SEMIANNUAL REPORT

--------------------------------------------------------------------------------


COMMON STOCKS (CONTINUED)
ISSUER                                                 SHARES                VALUE(a)
HOTELS, RESTAURANTS & LEISURE (CONT.)
Life Time Fitness                                        32,193(b,d)         $727,562
Lodgian                                                 427,048(b,d)          542,351
Papa John's Intl                                         42,500(b,d)          940,100
Royal Caribbean Cruises                                 233,000(b,d)        5,724,810
Ruby Tuesday                                            105,800(b,d)          669,714
                                                                      ---------------
Total                                                                      13,664,562
-------------------------------------------------------------------------------------

HOUSEHOLD DURABLES (1.7%)
American Greetings Cl A                                  33,626(d)            696,058
Helen of Troy                                            25,214(b,c,d)        518,148
La-Z-Boy                                                 81,370(d)            777,084
M/I Homes                                                20,988(b)            230,028
Whirlpool                                                55,000(d)          4,078,800
                                                                      ---------------
Total                                                                       6,300,118
-------------------------------------------------------------------------------------

HOUSEHOLD PRODUCTS (--%)
Central Garden & Pet Cl A                                13,318(b)            109,874
-------------------------------------------------------------------------------------

INSURANCE (8.1%)
American Equity Investment Life Holding                  31,470               230,360
American Natl Insurance                                  27,300(d)          2,962,596
American Physicians Capital                              19,160               522,685
American Physicians Service Group                        27,671(d)            643,351
American Safety Insurance Holdings                       12,744(b,c)          191,542
Amerisafe                                                41,606(b,d)          702,725
Argo Group Intl Holdings                                 15,607(b,c)          455,256
Baldwin & Lyons Cl B                                      5,750(d)            133,285
CNA Surety                                               30,939(b)            416,130
Delphi Financial Group Cl A                              31,418(d)            686,797
EMC Insurance Group                                      10,497(d)            218,023
Enstar Group                                              1,331(b,c)           97,922
FBL Financial Group Cl A                                 25,025(d)            441,191
FPIC Insurance Group                                     19,349(b,d)          678,569
Harleysville Group                                       16,491(d)            518,972
Horace Mann Educators                                   140,904             1,693,666
Infinity Property & Casualty                             18,645               745,054
Kansas City Life Insurance                                6,088(d)            163,767
Max Capital Group                                        33,809(c)            736,698
Montpelier Re Holdings                                   42,958(c)            719,117
Natl Interstate                                          20,519(d)            359,903
Navigators Group                                          9,759(b)            454,867
NYMAGIC                                                   7,870               132,610
OneBeacon Insurance Group                                18,226(d)            255,164
Platinum Underwriters Holdings                          120,194(c)          4,241,646
PMA Capital Cl A                                         33,084(b)            210,745
ProAssurance                                             14,603(b,d)          777,610
RLI                                                         702(d)             35,402
Safety Insurance Group                                    5,811(d)            206,988
Selective Insurance Group                               155,442             2,424,895
Torchmark                                                60,700             2,639,236
Validus Holdings                                        161,857(c)          4,289,210
                                                                      ---------------
Total                                                                      28,985,982
-------------------------------------------------------------------------------------

INTERNET & CATALOG RETAIL (--%)
Shutterfly                                               10,472(b,d)          150,168
-------------------------------------------------------------------------------------

INTERNET SOFTWARE & SERVICES (0.5%)
DealerTrack Holdings                                     70,000(b,d)        1,194,200
EarthLink                                                62,877(d)            517,478
United Online                                             4,564                31,035
Web.com Group                                             4,116(b,d)           24,490
                                                                      ---------------
Total                                                                       1,767,203
-------------------------------------------------------------------------------------

IT SERVICES (2.1%)
CACI Intl Cl A                                           15,771(b,d)          732,090
Dynamics Research                                         6,342(b)             72,933
MAXIMUS                                                  59,500             2,766,155
StarTek                                                   8,504(b)             58,933
Unisys                                                   46,000(b,d)        1,476,140
VeriFone Holdings                                       195,500(b,d)        2,592,330
                                                                      ---------------
Total                                                                       7,698,581
-------------------------------------------------------------------------------------


                             See accompanying Notes to Portfolio of Investments.

--------------------------------------------------------------------------------
         RIVERSOURCE PARTNERS SMALL CAP VALUE FUND -- 2009 SEMIANNUAL REPORT  13

PORTFOLIO OF INVESTMENTS (continued) -------------------------------------------


COMMON STOCKS (CONTINUED)
ISSUER                                                 SHARES                VALUE(a)

LEISURE EQUIPMENT & PRODUCTS (1.1%)
Brunswick                                               166,500(d)         $1,671,660
Head                                                    755,200(b,c)          792,960
RC2                                                     103,500(b,d)        1,417,950
                                                                      ---------------
Total                                                                       3,882,570
-------------------------------------------------------------------------------------

LIFE SCIENCES TOOLS & SERVICES (1.4%)
Bio-Rad Laboratories Cl A                                15,000(b,d)        1,450,350
Charles River Laboratories Intl                          49,000(b,d)        1,575,350
Covance                                                  39,500(b,d)        2,097,845
Kendle Intl                                               6,622(b)             99,131
                                                                      ---------------
Total                                                                       5,222,676
-------------------------------------------------------------------------------------

MACHINERY (3.8%)
Alamo Group                                              11,531               171,466
Ampco-Pittsburgh                                            164                 4,795
Flowserve                                                20,400             2,028,984
Graham                                                    2,980                55,249
Harsco                                                   64,400             1,998,332
Kaydon                                                    8,113(d)            288,498
Oshkosh                                                 129,900(d)          5,160,928
Sun Hydraulics                                            3,553(d)             84,028
Terex                                                   140,900(b,d)        2,653,147
Wabtec                                                   37,000(d)          1,424,500
                                                                      ---------------
Total                                                                      13,869,927
-------------------------------------------------------------------------------------

MARINE (--%)
TBS Intl Series A                                         2,510(b,c,d)         19,453
-------------------------------------------------------------------------------------

MEDIA (1.3%)
Knology                                                   4,942(b,d)           48,728
Valassis Communications                                 303,500(b,d)        4,500,905
                                                                      ---------------
Total                                                                       4,549,633
-------------------------------------------------------------------------------------

METALS & MINING (0.4%)
Brush Engineered Materials                                6,606(b,d)          116,926
Stillwater Mining                                       147,900(b,d)        1,408,008
                                                                      ---------------
Total                                                                       1,524,934
-------------------------------------------------------------------------------------

MULTILINE RETAIL (1.6%)
Dillard's Cl A                                          342,379(d)          5,817,020
Fred's Cl A                                               4,681(d)             45,733
                                                                      ---------------
Total                                                                       5,862,753
-------------------------------------------------------------------------------------

MULTI-UTILITIES (0.2%)
Avista                                                   36,356(d)            756,568
-------------------------------------------------------------------------------------

OIL, GAS & CONSUMABLE FUELS (2.7%)
Adams Resources & Energy                                  1,308                27,272
Clayton Williams Energy                                  11,489(b)            324,794
Encore Acquisition                                       34,600(b)          1,557,692
EXCO Resources                                          187,400(d)          3,170,807
Harvest Natural Resources                                22,339(b,d)          132,917
Intl Coal Group                                         138,529(b)            577,666
Rosetta Resources                                         6,653(b,d)          104,785
Stone Energy                                             56,503(b,d)        1,068,472
USEC                                                    776,989(b,d)        2,843,780
                                                                      ---------------
Total                                                                       9,808,185
-------------------------------------------------------------------------------------

PAPER & FOREST PRODUCTS (1.3%)
Buckeye Technologies                                     67,696(b)            655,297
Clearwater Paper                                          2,485(b)            122,088
Glatfelter                                              116,500             1,295,481
Louisiana-Pacific                                       131,143(b,d)          818,332
Neenah Paper                                             64,000(d)            891,520
Schweitzer-Mauduit Intl                                  12,672(d)            780,088
                                                                      ---------------
Total                                                                       4,562,806
-------------------------------------------------------------------------------------

PERSONAL PRODUCTS (0.6%)
NBTY                                                     52,100(b)          2,091,294
-------------------------------------------------------------------------------------

PHARMACEUTICALS (0.2%)
Hi-Tech Pharmacal                                        11,870(b,d)          222,563
Par Pharmaceutical Companies                             15,084(b)            357,792
ViroPharma                                               35,829(b)            270,867
                                                                      ---------------
Total                                                                         851,222
-------------------------------------------------------------------------------------


See accompanying Notes to Portfolio of Investments.

--------------------------------------------------------------------------------
14  RIVERSOURCE PARTNERS SMALL CAP VALUE FUND -- 2009 SEMIANNUAL REPORT

--------------------------------------------------------------------------------


COMMON STOCKS (CONTINUED)
ISSUER                                                 SHARES                VALUE(a)

PROFESSIONAL SERVICES (3.2%)
Administaff                                              71,400            $1,591,506
FTI Consulting                                           48,500(b,d)        2,243,610
GP Strategies                                             5,467(b,d)           33,239
Heidrick & Struggles Intl                                31,313(d)            884,592
Korn/Ferry Intl                                         218,139(b,d)        3,538,215
Resources Connection                                     71,500(b,d)        1,377,805
School Specialty                                         80,000(b)          1,824,000
TrueBlue                                                  7,124(b,d)           86,628
                                                                      ---------------
Total                                                                      11,579,595
-------------------------------------------------------------------------------------

REAL ESTATE MANAGEMENT & DEVELOPMENT (1.2%)
MI Developments Cl A                                    323,500(c,d)        4,354,310
-------------------------------------------------------------------------------------

ROAD & RAIL (0.6%)
Avis Budget Group                                        65,547(b,d)          639,083
Landstar System                                          38,000             1,418,161
Saia                                                      2,013(b,d)           29,027
                                                                      ---------------
Total                                                                       2,086,271
-------------------------------------------------------------------------------------

SEMICONDUCTORS & SEMICONDUCTOR EQUIPMENT (4.6%)
ATMI                                                     35,582(b,d)          553,300
Brooks Automation                                       396,600(b,d)        2,907,079
Cabot Microelectronics                                   13,411(b,d)          410,242
Entegris                                                486,000(b)          2,026,620
Integrated Silicon Solution                             351,148(b)          1,685,510
Micron Technology                                       250,000(b,d)        1,880,000
MKS Instruments                                          25,932(b,d)          392,870
Photronics                                               41,030(b)            165,761
Semiconductor Mfg Intl ADR                            1,196,800(b,c,d)      3,662,209
Sigma Designs                                             2,827(b)             33,019
Standard Microsystems                                     8,992(b,d)          173,006
TriQuint Semiconductor                                  129,739(b,d)          705,780
Varian Semiconductor Equipment Associates                52,500(b,d)        1,529,325
Veeco Instruments                                        24,184(b)            660,465
                                                                      ---------------
Total                                                                      16,785,186
-------------------------------------------------------------------------------------

SOFTWARE (1.0%)
Mentor Graphics                                         330,800(b,d)        2,437,996
Quest Software                                           13,230(b)            222,661
Solera Holdings                                          28,000(d)            978,880
                                                                      ---------------
Total                                                                       3,639,537
-------------------------------------------------------------------------------------

SPECIALTY RETAIL (4.9%)
Aaron Rents                                              57,800(d)          1,449,046
America's Car-Mart                                       12,701(b,d)          307,237
Asbury Automotive Group                                  20,226(b,d)          215,609
Borders Group                                           393,070(b)            550,298
Cabela's                                                222,999(b,d)        2,689,368
Cato Cl A                                                 6,056(d)            115,851
Charming Shoppes                                         18,042(b,d)           86,962
Collective Brands                                        36,145(b)            699,044
Finish Line Cl A                                         52,005               460,244
Genesco                                                  28,187(b)            736,808
Group 1 Automotive                                       67,261(d)          1,697,668
Gymboree                                                 40,000(b,d)        1,596,800
Jo-Ann Stores                                            14,231(b,d)          474,746
MarineMax                                                22,700(b)            158,900
Men's Wearhouse                                         210,300(d)          4,290,120
OfficeMax                                                97,000(b,d)        1,026,260
Pep Boys -- Manny, Moe & Jack                               362(d)              2,929
Sally Beauty Holdings                                    64,317(b,d)          448,933
Stage Stores                                             19,640               237,448
                                                                      ---------------
Total                                                                      17,244,271
-------------------------------------------------------------------------------------

TEXTILES, APPAREL & LUXURY GOODS (0.6%)
Crocs                                                    41,501(b,d)          202,110
G-III Apparel Group                                       4,203(b,d)           71,325
Movado Group                                             16,300(d)            167,727
Perry Ellis Intl                                          5,322(b)             74,402
Skechers USA Cl A                                        11,142(b,d)          246,015
Timberland Cl A                                           9,795(b,d)          163,577
Volcom                                                   73,000(b,d)        1,146,099
                                                                      ---------------
Total                                                                       2,071,255
-------------------------------------------------------------------------------------


                             See accompanying Notes to Portfolio of Investments.

--------------------------------------------------------------------------------
         RIVERSOURCE PARTNERS SMALL CAP VALUE FUND -- 2009 SEMIANNUAL REPORT  15

PORTFOLIO OF INVESTMENTS (continued) -------------------------------------------


COMMON STOCKS (CONTINUED)
ISSUER                                                 SHARES                VALUE(a)

THRIFTS & MORTGAGE FINANCE (0.4%)
First Defiance Financial                                 11,742(d)           $127,518
Flushing Financial                                       39,940(d)            435,745
NASB Financial                                            5,895(d)            142,364
OceanFirst Financial                                      7,386(d)             74,820
Ocwen Financial                                          54,858(b,d)          511,278
Provident Financial Services                              3,935(d)             41,632
Roma Financial                                            1,507(d)             18,099
                                                                      ---------------
Total                                                                       1,351,456
-------------------------------------------------------------------------------------

TOBACCO (0.1%)
Universal                                                12,545(d)            538,306
-------------------------------------------------------------------------------------

TRADING COMPANIES & DISTRIBUTORS (0.2%)
Huttig Building Products                                297,560(b)            217,219
Textainer Group Holdings                                 32,066(c,d)          511,453
                                                                      ---------------
Total                                                                         728,672
-------------------------------------------------------------------------------------

TRANSPORTATION INFRASTRUCTURE (--%)
CAI Intl                                                 15,053(b,d)          131,563
-------------------------------------------------------------------------------------
TOTAL COMMON STOCKS
(Cost: $317,103,229)                                                     $313,414,363
-------------------------------------------------------------------------------------



PREFERRED STOCKS (0.5%)
ISSUER                                                 SHARES                VALUE(a)
BANKING
East West Bancorp Series A Cv                             1,640            $1,818,350
-------------------------------------------------------------------------------------
TOTAL PREFERRED STOCKS
(Cost: $1,640,000)                                                         $1,818,350
-------------------------------------------------------------------------------------



MONEY MARKET FUND (13.2%)
                                                       SHARES                VALUE(a)
RiverSource Short-Term Cash Fund, 0.20%              47,837,703(e)        $47,837,703
-------------------------------------------------------------------------------------
TOTAL MONEY MARKET FUND
(Cost: $47,837,703)                                                       $47,837,703
-------------------------------------------------------------------------------------



INVESTMENTS OF CASH COLLATERAL RECEIVED
FOR SECURITIES ON LOAN (28.9%)
                                                       SHARES                VALUE(a)
CASH COLLATERAL REINVESTMENT FUND (8.8%)
JPMorgan Prime Money Market Fund                     31,859,320           $31,859,320
-------------------------------------------------------------------------------------





                                    COUPON           PRINCIPAL
ISSUER                               RATE              AMOUNT                VALUE(a)
ASSET-BACKED COMMERCIAL PAPER (6.3%)
Cancara Asset Securitisation LLC
 02-12-10                            0.27%           $2,998,020            $2,998,020
Ebbets Funding LLC
 12-07-09                            0.50             1,999,806             1,999,806
Elysian Funding LLC
 12-07-09                            0.45             1,999,825             1,999,825
Hannover Funding LLC
 12-01-09                            0.70             3,999,456             3,999,456
Rheingold Securitisation
 12-16-09                            0.38             3,996,749             3,996,749
Rhein-Main Securitisation
 01-21-10                            0.41             4,994,760             4,994,760
Versailles LLC
 12-17-09                            0.40             2,999,000             2,999,000
                                                                      ---------------
Total                                                                      22,987,616
-------------------------------------------------------------------------------------

CERTIFICATES OF DEPOSIT (9.4%)
Banco Espirito Santo e Comm NY
 12-07-09                            0.29             4,000,000             4,000,000
Bank of Tokyo UFJ London
 12-21-09                            0.37             1,000,013             1,000,013
Barclays Seoul
 02-16-10                            0.36             1,000,000             1,000,000
Bayrische Hypo-Und Vereinsbank NY
 02-01-10                            0.43             2,000,000             2,000,000
Clydesdale Bank
 12-01-09                            0.38             2,998,070             2,998,070
Commerzbank Frankfurt
 12-01-09                            0.20             5,000,000             5,000,000
Fortis Bank NY
 12-31-09                            0.24             2,000,000             2,000,000
HSBC France
 12-04-09                            0.25             3,000,000             3,000,000
Natixis NY
 12-21-09                            0.30             3,000,000             3,000,000
NyKredit
 01-05-10                            0.45             4,000,000             4,000,000


See accompanying Notes to Portfolio of Investments.

--------------------------------------------------------------------------------
16  RIVERSOURCE PARTNERS SMALL CAP VALUE FUND -- 2009 SEMIANNUAL REPORT

--------------------------------------------------------------------------------


INVESTMENTS OF CASH COLLATERAL RECEIVED
FOR SECURITIES ON LOAN (CONTINUED)
                                    COUPON           PRINCIPAL
ISSUER                               RATE              AMOUNT                VALUE(a)
CERTIFICATES OF DEPOSIT (CONT.)
Sumitomo Mitsui Banking Corp Brussels
 01-22-10                            0.32%           $4,000,000            $4,000,000
Ulster Bank Ireland
 12-15-09                            0.53             2,000,000             2,000,000
                                                                      ---------------
Total                                                                      33,998,083
-------------------------------------------------------------------------------------

COMMERCIAL PAPER (0.8%)
BTM Capital
 01-22-10                            0.40             1,997,933             1,997,933
KBC Financial Products
 12-07-09                            0.47               999,543               999,543
                                                                      ---------------
Total                                                                       2,997,476
-------------------------------------------------------------------------------------

REPURCHASE AGREEMENTS (3.6%)
Barclays Capital
 12-01-09                            0.29             5,000,000             5,000,000
Morgan Stanley
 12-01-09                            0.27             2,000,000             2,000,000
 12-01-09                            0.34             3,000,000             3,000,000
RBS Securities
 12-01-09                            0.44             3,000,000             3,000,000
                                                                      ---------------
Total                                                                      13,000,000
-------------------------------------------------------------------------------------
TOTAL INVESTMENTS OF CASH COLLATERAL RECEIVED FOR SECURITIES ON LOAN
(Cost: $104,842,495)                                                     $104,842,495
-------------------------------------------------------------------------------------
TOTAL INVESTMENTS IN SECURITIES
(Cost: $471,423,427)(f)                                                  $467,912,911
=====================================================================================




NOTES TO PORTFOLIO OF INVESTMENTS


(a) Securities are valued by using policies described in Note 2 to the financial statements.

(b)  Non-income producing.

(c) Foreign security values are stated in U.S. dollars. At Nov. 30, 2009, the value of foreign securities, excluding short-term securities, represented 8.4% of net assets.

(d) At Nov. 30, 2009, security was partially or fully on loan. See Note 6 to the financial statements.

(e) Affiliated Money Market Fund -- See Note 7 to the financial statements. The rate shown is the seven-day current annualized yield at Nov. 30, 2009.

(f) At Nov. 30, 2009, the cost of securities for federal income tax purposes was approximately $471,423,000 and the approximate aggregate gross unrealized appreciation and depreciation based on that cost was:

     Unrealized appreciation                         $48,589,000
     Unrealized depreciation                         (52,099,000)
     -----------------------------------------------------------
     Net unrealized depreciation                     $(3,510,000)
     -----------------------------------------------------------


The industries identified above are based on the Global Industry Classification Standard (GICS), which was developed by and is the exclusive property of Morgan Stanley Capital International Inc. and Standard & Poor's, a division of The McGraw-Hill Companies, Inc.



--------------------------------------------------------------------------------
         RIVERSOURCE PARTNERS SMALL CAP VALUE FUND -- 2009 SEMIANNUAL REPORT  17

PORTFOLIO OF INVESTMENTS (continued) -------------------------------------------


FAIR VALUE MEASUREMENTS


Generally accepted accounting principles (GAAP) require disclosure regarding the inputs and valuation techniques used to measure fair value and any changes in valuation inputs or techniques. In addition, investments shall be disclosed by major category.

The Fund categorizes its fair value measurements according to a three-level hierarchy that maximizes the use of observable inputs and minimizes the use of unobservable inputs by prioritizing that the most observable input be used when available. Observable inputs are those that market participants would use in pricing an investment based on market data obtained from sources independent of the reporting entity. Unobservable inputs are those that reflect the Fund's assumptions about the information market participants would use in pricing an investment. An investment's level within the fair value hierarchy is based on the lowest level of any input that is deemed significant to the asset or liability's fair value measurement. The input levels are not necessarily an indication of the risk or liquidity associated with investments at that level. For example, certain U.S. government securities are generally high quality and liquid, however, they are reflected as Level 2 because the inputs used to determine fair value may not always be quoted prices in an active market.

Fair value inputs are summarized in the three broad levels listed below:

     - Level 1 -- Valuations based on quoted prices for investments in active markets that the Fund has the ability to access at the measurement date. Valuation adjustments are not applied to Level 1 investments.

     - Level 2 -- Valuations based on other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risks, etc.).

     - Level 3 -- Valuations based on significant unobservable inputs (including the Fund's own assumptions and judgment in determining the fair value of investments).

Inputs that are used in determining fair value of an investment may include price information, credit data, volatility statistics, and other factors. These inputs can be either observable or unobservable. The availability of observable inputs can vary between investments, and is affected by various factors such as the type of investment, and the volume and level of activity for that investment or similar investments in the marketplace. The inputs will be considered by the Fund Administrator, along with any other relevant factors in the calculation of an investment's fair value. The Fund uses prices and inputs that are current as of the measurement date, which may include periods of market dislocations. During these periods, the availability of prices and inputs may be reduced for many investments. This condition could cause an investment to be reclassified between the various levels within the hierarchy.

Non-U.S. equity securities actively traded in foreign markets may be reflected in Level 2 despite the availability of closing prices, because the Fund evaluates and determines whether those closing prices reflect fair value at the close of the New York Stock Exchange (NYSE) or require adjustment, as described in Note 2 to the financial statements -- Valuation of securities.

Investments falling into the Level 3 category are primarily supported by quoted prices from brokers and dealers participating in the market for those investments. However, these may be classified as

--------------------------------------------------------------------------------
18  RIVERSOURCE PARTNERS SMALL CAP VALUE FUND -- 2009 SEMIANNUAL REPORT

--------------------------------------------------------------------------------

Level 3 investments due to lack of market transparency and corroboration to support these quoted prices. Additionally, valuation models may be used as the pricing source for any remaining investments classified as Level 3. These models rely on one or more significant unobservable inputs and/or significant assumptions by the Fund Administrator. Inputs used in a valuation model may include, but are not limited to, financial statement analysis, discount rates and estimated cash flows, and comparable company data.

The following table is a summary of the inputs used to value the Fund's investments as of Nov. 30, 2009:

                                               FAIR VALUE AT NOV. 30, 2009
                             ---------------------------------------------------------------
                                  LEVEL 1          LEVEL 2
                               QUOTED PRICES        OTHER          LEVEL 3
                                 IN ACTIVE       SIGNIFICANT     SIGNIFICANT
                                MARKETS FOR       OBSERVABLE    UNOBSERVABLE
DESCRIPTION                  IDENTICAL ASSETS       INPUTS         INPUTS           TOTAL
--------------------------------------------------------------------------------------------
Equity Securities
  Common Stocks(a)             $313,414,363              $--         $--        $313,414,363
  Preferred Stocks
    Banking                              --        1,818,350          --           1,818,350
--------------------------------------------------------------------------------------------
Total Equity Securities         313,414,363        1,818,350          --         315,232,713
--------------------------------------------------------------------------------------------
Other
  Affiliated Money Market
    Fund(b)                      47,837,703               --          --          47,837,703
  Investments of Cash
    Collateral Received
    for Securities on
    Loan(c)                      31,859,320       72,983,175          --         104,842,495
--------------------------------------------------------------------------------------------
Total Other                      79,697,023       72,983,175          --         152,680,198
--------------------------------------------------------------------------------------------
Total                          $393,111,386      $74,801,525         $--        $467,912,911
--------------------------------------------------------------------------------------------


(a) All industry classifications are identified in the Portfolio of Investments.
(b) Money market fund that is a sweep investment for cash balances in the Fund at Nov. 30, 2009.
(c) Asset categories for Investments of Cash Collateral are identified in the Portfolio of Investments.



HOW TO FIND INFORMATION ABOUT THE FUND'S QUARTERLY PORTFOLIO HOLDINGS

(i) The Fund files its complete schedule of portfolio holdings with the Securities and Exchange Commission (Commission) for the first and third quarters of each fiscal year on Form N-Q;

(ii) The Fund's Forms N-Q are available on the Commission's website at http://www.sec.gov;

(iii)The Fund's Forms N-Q may be reviewed and copied at the Commission's Public Reference Room in Washington, DC (information on the operations of the Public Reference Room may be obtained by calling 1(800) SEC-0330); and

(iv) The Fund's complete schedule of portfolio holdings, as filed on Form N-Q, can be obtained without charge, upon request, by calling the RiverSource Family of Funds at 1(800) 221-2450.


--------------------------------------------------------------------------------
         RIVERSOURCE PARTNERS SMALL CAP VALUE FUND -- 2009 SEMIANNUAL REPORT  19

STATEMENT OF ASSETS AND LIABILITIES --------------------------------------------
NOV. 30, 2009 (UNAUDITED)


ASSETS
Investments in securities, at value
  Unaffiliated issuers* (identified cost $318,743,229)             $ 315,232,713
  Affiliated money market fund (identified cost $47,837,703)          47,837,703
  Investments of cash collateral received for securities on loan
    (identified cost $104,842,495)                                   104,842,495
--------------------------------------------------------------------------------
Total investments in securities (identified cost $471,423,427)       467,912,911
Cash                                                                      13,063
Capital shares receivable                                                183,239
Dividends and accrued interest receivable                                345,660
Receivable for investment securities sold                              1,436,761
--------------------------------------------------------------------------------
Total assets                                                         469,891,634
--------------------------------------------------------------------------------
LIABILITIES
Capital shares payable                                                   636,090
Payable for investment securities purchased                            1,713,027
Payable upon return of securities loaned                             104,842,495
Accrued investment management services fees                               28,650
Accrued distribution fees                                                 73,872
Accrued transfer agency fees                                               9,161
Accrued administrative services fees                                       2,382
Accrued plan administration services fees                                    175
Other accrued expenses                                                    84,412
--------------------------------------------------------------------------------
Total liabilities                                                    107,390,264
--------------------------------------------------------------------------------
Net assets applicable to outstanding capital stock                 $ 362,501,370

--------------------------------------------------------------------------------


--------------------------------------------------------------------------------
20  RIVERSOURCE PARTNERS SMALL CAP VALUE FUND -- 2009 SEMIANNUAL REPORT

--------------------------------------------------------------------------------



REPRESENTED BY
Capital stock -- $.01 par value                                    $     863,177
Additional paid-in capital                                           470,888,298
Accumulated net investment loss                                         (953,576)
Accumulated net realized gain (loss)                                (104,786,013)
Unrealized appreciation (depreciation) on investments
  and on translation of assets and liabilities in foreign
  currencies                                                          (3,510,516)
--------------------------------------------------------------------------------
Total -- representing net assets applicable to outstanding
  capital stock                                                    $ 362,501,370
--------------------------------------------------------------------------------
*Including securities on loan, at value                            $ 102,035,832
--------------------------------------------------------------------------------



NET ASSET VALUE PER SHARE
                              NET ASSETS   SHARES OUTSTANDING   NET ASSET VALUE PER SHARE
Class A                     $245,982,419           57,996,550                       $4.24(1)
Class B                     $ 60,311,070           15,323,158                       $3.94
Class C                     $  6,868,414            1,740,768                       $3.95
Class I                     $ 39,161,957            8,910,503                       $4.40
Class R2                    $    532,076              125,518                       $4.24
Class R3                    $     86,152               20,040                       $4.30
Class R4                    $    185,140               42,767                       $4.33
Class R5                    $  9,374,142            2,158,408                       $4.34
-----------------------------------------------------------------------------------------



(1) The maximum offering price per share for Class A is $4.50. The offering price is calculated by dividing the net asset value by 1.0 minus the maximum sales charge of 5.75%.

The accompanying Notes to Financial Statements are an integral part of this statement.


--------------------------------------------------------------------------------
         RIVERSOURCE PARTNERS SMALL CAP VALUE FUND -- 2009 SEMIANNUAL REPORT  21

STATEMENT OF OPERATIONS --------------------------------------------------------
SIX MONTHS ENDED NOV. 30, 2009 (UNAUDITED)


INVESTMENT INCOME
Income:
Dividends                                                          $ 1,711,152
Income distributions from affiliated money market fund                  56,067
Income from securities lending -- net                                  144,683
  Less foreign taxes withheld                                          (15,324)
------------------------------------------------------------------------------
Total income                                                         1,896,578
------------------------------------------------------------------------------
Expenses:
Investment management services fees                                  1,858,036
Distribution fees
  Class A                                                              291,476
  Class B                                                              315,630
  Class C                                                               33,788
  Class R2                                                               1,118
  Class R3                                                                  73
Transfer agency fees
  Class A                                                              442,912
  Class B                                                              127,878
  Class C                                                               13,212
  Class R2                                                                 112
  Class R3                                                                  15
  Class R4                                                                  43
  Class R5                                                               2,171
Administrative services fees                                           141,908
Plan administration services fees
  Class R2                                                                 559
  Class R3                                                                  73
  Class R4                                                                 216
Compensation of board members                                            5,107
Custodian fees                                                          10,095
Printing and postage                                                    41,350
Registration fees                                                       18,380
Professional fees                                                       13,106
Other                                                                    7,105
------------------------------------------------------------------------------
Total expenses                                                       3,324,363
  Expenses waived/reimbursed by the Investment Manager and its
    affiliates                                                        (479,270)
------------------------------------------------------------------------------
Total net expenses                                                   2,845,093
------------------------------------------------------------------------------
Investment income (loss) -- net                                       (948,515)
------------------------------------------------------------------------------

REALIZED AND UNREALIZED GAIN (LOSS) -- NET
Net realized gain (loss) on security transactions                    2,572,180
Net change in unrealized appreciation (depreciation) on
  investments and on translation of assets and liabilities in
  foreign currencies                                                78,227,012
------------------------------------------------------------------------------
Net gain (loss) on investments and foreign currencies               80,799,192
------------------------------------------------------------------------------
Net increase (decrease) in net assets resulting from operations    $79,850,677
------------------------------------------------------------------------------



The accompanying Notes to Financial Statements are an integral part of this statement.


--------------------------------------------------------------------------------
22  RIVERSOURCE PARTNERS SMALL CAP VALUE FUND -- 2009 SEMIANNUAL REPORT

STATEMENTS OF CHANGES IN NET ASSETS --------------------------------------------


                                                                   SIX MONTHS ENDED     YEAR ENDED
                                                                      NOV. 30, 2009   MAY 31, 2009
                                                                        (UNAUDITED)
OPERATIONS
Investment income (loss) -- net                                        $   (948,515) $    (361,297)
Net realized gain (loss) on security transactions                         2,572,180    (96,795,865)
Net change in unrealized appreciation (depreciation) on
  investments and on translation of assets and liabilities in
  foreign currencies                                                     78,227,012    (50,135,809)
--------------------------------------------------------------------------------------------------
Net increase (decrease) in net assets resulting from operations          79,850,677   (147,292,971)
--------------------------------------------------------------------------------------------------

CAPITAL SHARE TRANSACTIONS
Proceeds from sales
  Class A shares                                                         21,048,832     20,037,353
  Class B shares                                                          1,519,093      3,354,627
  Class C shares                                                            391,987        677,299
  Class I shares                                                          1,187,992     27,632,990
  Class R2 shares                                                           114,050        265,632
  Class R3 shares                                                            51,660         21,784
  Class R4 shares                                                            12,015         15,684
  Class R5 shares                                                         1,124,233      1,945,501
Conversions from Class B to Class A
  Class A shares                                                          8,963,951      7,988,534
  Class B shares                                                         (8,963,951)    (7,988,534)
Payments for redemptions
  Class A shares                                                        (30,231,049)   (94,381,809)
  Class B shares                                                         (8,114,430)   (27,155,776)
  Class C shares                                                           (848,007)    (2,333,768)
  Class I shares                                                        (12,241,458)    (1,367,795)
  Class R2 shares                                                           (17,339)       (64,927)
  Class R3 shares                                                            (1,913)        (2,129)
  Class R4 shares                                                           (18,248)       (29,335)
  Class R5 shares                                                          (779,122)    (1,366,729)
--------------------------------------------------------------------------------------------------
Increase (decrease) in net assets from capital share transactions       (26,801,704)   (72,751,398)
--------------------------------------------------------------------------------------------------
Total increase (decrease) in net assets                                  53,048,973   (220,044,369)
Net assets at beginning of period                                       309,452,397    529,496,766
--------------------------------------------------------------------------------------------------
Net assets at end of period                                            $362,501,370  $ 309,452,397
--------------------------------------------------------------------------------------------------
Accumulated net investment loss                                        $   (953,576) $      (5,061)
--------------------------------------------------------------------------------------------------



Certain line items from the prior year have been renamed to conform to the current year presentation.

The accompanying Notes to Financial Statements are an integral part of this statement.


--------------------------------------------------------------------------------
         RIVERSOURCE PARTNERS SMALL CAP VALUE FUND -- 2009 SEMIANNUAL REPORT  23

FINANCIAL HIGHLIGHTS -----------------------------------------------------------

The following tables are intended to help you understand the Fund's financial performance. Certain information reflects financial results for a single share of a class held for the periods shown. For periods ended 2008 and after, per share net investment income (loss) amounts are calculated based on average shares outstanding during the period. Total returns assume reinvestment of all dividends and distributions. Total returns do not reflect payment of sales charges, if any, and are not annualized for periods of less than one year.

                                                   SIX MONTHS ENDED                         YEAR ENDED MAY 31,
CLASS A                                              NOV. 30, 2009       --------------------------------------------------------
PER SHARE DATA                                        (UNAUDITED)          2009         2008        2007        2006        2005
Net asset value, beginning of period                     $3.35             $4.73        $6.56       $6.67       $6.62       $6.62
---------------------------------------------------------------------------------------------------------------------------------
INCOME FROM INVESTMENT OPERATIONS:
Net investment income (loss)                              (.01)              .00(a)       .03          --        (.01)       (.02)
Net gains (losses) (both realized and
 unrealized)                                               .90             (1.38)       (1.02)       1.17        1.10         .85
---------------------------------------------------------------------------------------------------------------------------------
Total from investment operations                           .89             (1.38)        (.99)       1.17        1.09         .83
---------------------------------------------------------------------------------------------------------------------------------
LESS DISTRIBUTIONS:
Distributions from realized gains                           --                --         (.83)      (1.28)      (1.04)       (.83)
Tax return of capital                                       --                --         (.01)         --          --          --
---------------------------------------------------------------------------------------------------------------------------------
Total distributions                                         --                --         (.84)      (1.28)      (1.04)       (.83)
---------------------------------------------------------------------------------------------------------------------------------
Net asset value, end of period                           $4.24             $3.35        $4.73       $6.56       $6.67       $6.62
---------------------------------------------------------------------------------------------------------------------------------
TOTAL RETURN                                            26.57%           (29.18%)     (15.03%)     19.76%      17.63%      12.30%
---------------------------------------------------------------------------------------------------------------------------------
RATIOS TO AVERAGE NET ASSETS(b)
Gross expenses prior to expense
 waiver/reimbursement                                    1.81%(c)          1.79%        1.56%       1.58%       1.49%       1.51%
---------------------------------------------------------------------------------------------------------------------------------
Net expenses after expense
 waiver/reimbursement(d)                                 1.52%(c)          1.35%        1.37%       1.42%       1.49%       1.51%
---------------------------------------------------------------------------------------------------------------------------------
Net investment income (loss)                             (.45%)(c)          .04%         .51%       (.08%)      (.09%)      (.24%)
---------------------------------------------------------------------------------------------------------------------------------
SUPPLEMENTAL DATA
Net assets, end of period (in millions)                   $246              $194         $365        $682        $685        $747
---------------------------------------------------------------------------------------------------------------------------------
Portfolio turnover rate                                    37%              120%          45%         58%         77%         70%
---------------------------------------------------------------------------------------------------------------------------------



See accompanying Notes to Financial Highlights.



--------------------------------------------------------------------------------
24  RIVERSOURCE PARTNERS SMALL CAP VALUE FUND -- 2009 SEMIANNUAL REPORT

--------------------------------------------------------------------------------


                                                   SIX MONTHS ENDED                         YEAR ENDED MAY 31,
CLASS B                                              NOV. 30, 2009       --------------------------------------------------------
PER SHARE DATA                                        (UNAUDITED)          2009         2008        2007        2006        2005
Net asset value, beginning of period                     $3.12             $4.44        $6.26       $6.46       $6.45       $6.50
---------------------------------------------------------------------------------------------------------------------------------
INCOME FROM INVESTMENT OPERATIONS:
Net investment income (loss)                              (.02)             (.02)        (.01)       (.05)       (.06)       (.06)
Net gains (losses) (both realized and
 unrealized)                                               .84             (1.30)        (.97)       1.13        1.11         .84
---------------------------------------------------------------------------------------------------------------------------------
Total from investment operations                           .82             (1.32)        (.98)       1.08        1.05         .78
---------------------------------------------------------------------------------------------------------------------------------
LESS DISTRIBUTIONS:
Distributions from realized gains                           --                --         (.83)      (1.28)      (1.04)       (.83)
Tax return of capital                                       --                --         (.01)         --          --          --
---------------------------------------------------------------------------------------------------------------------------------
Total distributions                                         --                --         (.84)      (1.28)      (1.04)       (.83)
---------------------------------------------------------------------------------------------------------------------------------
Net asset value, end of period                           $3.94             $3.12        $4.44       $6.26       $6.46       $6.45
---------------------------------------------------------------------------------------------------------------------------------
TOTAL RETURN                                            26.28%           (29.73%)     (15.64%)     18.93%      17.49%      11.72%
---------------------------------------------------------------------------------------------------------------------------------
RATIOS TO AVERAGE NET ASSETS(b)
Gross expenses prior to expense
 waiver/reimbursement                                    2.58%(c)          2.56%        2.33%       2.34%       2.25%       2.28%
---------------------------------------------------------------------------------------------------------------------------------
Net expenses after expense
 waiver/reimbursement(d)                                 2.29%(c)          2.12%        2.13%       2.18%       2.25%       2.28%
---------------------------------------------------------------------------------------------------------------------------------
Net investment income (loss)                            (1.22%)(c)         (.73%)       (.26%)      (.84%)      (.82%)      (.99%)
---------------------------------------------------------------------------------------------------------------------------------
SUPPLEMENTAL DATA
Net assets, end of period (in millions)                    $60               $61         $128        $260        $296        $348
---------------------------------------------------------------------------------------------------------------------------------
Portfolio turnover rate                                    37%              120%          45%         58%         77%         70%
---------------------------------------------------------------------------------------------------------------------------------



See accompanying Notes to Financial Highlights.



--------------------------------------------------------------------------------
         RIVERSOURCE PARTNERS SMALL CAP VALUE FUND -- 2009 SEMIANNUAL REPORT  25

FINANCIAL HIGHLIGHTS (continued) -----------------------------------------------


                                                   SIX MONTHS ENDED                         YEAR ENDED MAY 31,
CLASS C                                              NOV. 30, 2009       --------------------------------------------------------
PER SHARE DATA                                        (UNAUDITED)          2009         2008        2007        2006        2005
Net asset value, beginning of period                     $3.12             $4.45        $6.27       $6.48       $6.47       $6.52
---------------------------------------------------------------------------------------------------------------------------------
INCOME FROM INVESTMENT OPERATIONS:
Net investment income (loss)                              (.02)             (.02)        (.01)       (.05)       (.05)       (.07)
Net gains (losses) (both realized and
 unrealized)                                               .85             (1.31)        (.97)       1.12        1.10         .85
---------------------------------------------------------------------------------------------------------------------------------
Total from investment operations                           .83             (1.33)        (.98)       1.07        1.05         .78
---------------------------------------------------------------------------------------------------------------------------------
LESS DISTRIBUTIONS:
Distributions from realized gains                           --                --         (.83)      (1.28)      (1.04)       (.83)
Tax return of capital                                       --                --         (.01)         --          --          --
---------------------------------------------------------------------------------------------------------------------------------
Total distributions                                         --                --         (.84)      (1.28)      (1.04)       (.83)
---------------------------------------------------------------------------------------------------------------------------------
Net asset value, end of period                           $3.95             $3.12        $4.45       $6.27       $6.48       $6.47
---------------------------------------------------------------------------------------------------------------------------------
TOTAL RETURN                                            26.60%           (29.89%)     (15.61%)     18.71%      17.46%      11.70%
---------------------------------------------------------------------------------------------------------------------------------
RATIOS TO AVERAGE NET ASSETS(b)
Gross expenses prior to expense
 waiver/reimbursement                                    2.57%(c)          2.55%        2.33%       2.34%       2.25%       2.28%
---------------------------------------------------------------------------------------------------------------------------------
Net expenses after expense
 waiver/reimbursement(d)                                 2.28%(c)          2.11%        2.13%       2.18%       2.25%       2.28%
---------------------------------------------------------------------------------------------------------------------------------
Net investment income (loss)                            (1.21%)(c)         (.72%)       (.24%)      (.80%)      (.82%)      (.99%)
---------------------------------------------------------------------------------------------------------------------------------
SUPPLEMENTAL DATA
Net assets, end of period (in millions)                     $7                $6          $10         $18         $19         $21
---------------------------------------------------------------------------------------------------------------------------------
Portfolio turnover rate                                    37%              120%          45%         58%         77%         70%
---------------------------------------------------------------------------------------------------------------------------------



See accompanying Notes to Financial Highlights.



--------------------------------------------------------------------------------
26  RIVERSOURCE PARTNERS SMALL CAP VALUE FUND -- 2009 SEMIANNUAL REPORT

--------------------------------------------------------------------------------


                                                   SIX MONTHS ENDED                         YEAR ENDED MAY 31,
CLASS I                                              NOV. 30, 2009       --------------------------------------------------------
PER SHARE DATA                                        (UNAUDITED)          2009         2008        2007        2006        2005
Net asset value, beginning of period                     $3.46             $4.87        $6.69       $6.75       $6.68       $6.65
---------------------------------------------------------------------------------------------------------------------------------
INCOME FROM INVESTMENT OPERATIONS:
Net investment income (loss)                               .00(a)            .02          .05         .02         .02          --
Net gains (losses) (both realized and
 unrealized)                                               .94             (1.43)       (1.03)       1.20        1.09         .86
---------------------------------------------------------------------------------------------------------------------------------
Total from investment operations                           .94             (1.41)        (.98)       1.22        1.11         .86
---------------------------------------------------------------------------------------------------------------------------------
LESS DISTRIBUTIONS:
Distributions from realized gains                           --                --         (.83)      (1.28)      (1.04)       (.83)
Tax return of capital                                       --                --         (.01)         --          --          --
---------------------------------------------------------------------------------------------------------------------------------
Total distributions                                         --                --         (.84)      (1.28)      (1.04)       (.83)
---------------------------------------------------------------------------------------------------------------------------------
Net asset value, end of period                           $4.40             $3.46        $4.87       $6.69       $6.75       $6.68
---------------------------------------------------------------------------------------------------------------------------------
TOTAL RETURN                                            27.17%           (28.95%)     (14.54%)     20.29%      17.76%      12.74%
---------------------------------------------------------------------------------------------------------------------------------
RATIOS TO AVERAGE NET ASSETS(b)
Gross expenses prior to expense
 waiver/reimbursement                                    1.18%(c)          1.18%        1.05%       1.10%       1.00%       1.02%
---------------------------------------------------------------------------------------------------------------------------------
Net expenses after expense
 waiver/reimbursement(d)                                 1.07%(c)           .93%         .96%       1.05%       1.00%       1.02%
---------------------------------------------------------------------------------------------------------------------------------
Net investment income (loss)                              .01%(c)           .50%         .92%        .31%        .38%        .25%
---------------------------------------------------------------------------------------------------------------------------------
SUPPLEMENTAL DATA
Net assets, end of period (in millions)                    $39               $40          $15         $27         $13          $9
---------------------------------------------------------------------------------------------------------------------------------
Portfolio turnover rate                                    37%              120%          45%         58%         77%         70%
---------------------------------------------------------------------------------------------------------------------------------



See accompanying Notes to Financial Highlights.



--------------------------------------------------------------------------------
         RIVERSOURCE PARTNERS SMALL CAP VALUE FUND -- 2009 SEMIANNUAL REPORT  27

FINANCIAL HIGHLIGHTS (continued) -----------------------------------------------


                                                   SIX MONTHS ENDED              YEAR ENDED MAY 31,
CLASS R2                                             NOV. 30, 2009       ---------------------------------
PER SHARE DATA                                        (UNAUDITED)          2009         2008       2007(e)
Net asset value, beginning of period                     $3.35             $4.76        $6.61        $7.30
----------------------------------------------------------------------------------------------------------
INCOME FROM INVESTMENT OPERATIONS:
Net investment income (loss)                              (.02)             (.01)         .02           --
Net gains (losses) (both realized and
 unrealized)                                               .91             (1.40)       (1.03)         .59
----------------------------------------------------------------------------------------------------------
Total from investment operations                           .89             (1.41)       (1.01)         .59
----------------------------------------------------------------------------------------------------------
LESS DISTRIBUTIONS:
Distributions from realized gains                           --                --         (.83)       (1.28)
Tax return of capital                                       --                --         (.01)          --
----------------------------------------------------------------------------------------------------------
Total distributions                                         --                --         (.84)       (1.28)
----------------------------------------------------------------------------------------------------------
Net asset value, end of period                           $4.24             $3.35        $4.76        $6.61
----------------------------------------------------------------------------------------------------------
TOTAL RETURN                                            26.57%           (29.62%)     (15.22%)      10.06%
----------------------------------------------------------------------------------------------------------
RATIOS TO AVERAGE NET ASSETS(b)
Gross expenses prior to expense
 waiver/reimbursement                                    1.98%(c)          1.92%        1.84%        1.90%(c)
----------------------------------------------------------------------------------------------------------
Net expenses after expense
 waiver/reimbursement(d)                                 1.86%(c)          1.71%        1.74%        1.78%(c)
----------------------------------------------------------------------------------------------------------
Net investment income (loss)                             (.80%)(c)         (.30%)        .36%        (.42%)(c)
----------------------------------------------------------------------------------------------------------
SUPPLEMENTAL DATA
Net assets, end of period (in millions)                     $1               $--          $--          $--
----------------------------------------------------------------------------------------------------------
Portfolio turnover rate                                    37%              120%          45%          58%
----------------------------------------------------------------------------------------------------------



See accompanying Notes to Financial Highlights.



--------------------------------------------------------------------------------
28  RIVERSOURCE PARTNERS SMALL CAP VALUE FUND -- 2009 SEMIANNUAL REPORT

--------------------------------------------------------------------------------


                                                   SIX MONTHS ENDED              YEAR ENDED MAY 31,
CLASS R3                                             NOV. 30, 2009       ---------------------------------
PER SHARE DATA                                        (UNAUDITED)          2009         2008       2007(e)
Net asset value, beginning of period                     $3.39             $4.80        $6.62        $7.30
----------------------------------------------------------------------------------------------------------
INCOME FROM INVESTMENT OPERATIONS:
Net investment income (loss)                              (.01)              .00(a)       .04          .01
Net gains (losses) (both realized and
 unrealized)                                               .92             (1.41)       (1.02)         .59
----------------------------------------------------------------------------------------------------------
Total from investment operations                           .91             (1.41)        (.98)         .60
----------------------------------------------------------------------------------------------------------
LESS DISTRIBUTIONS:
Distributions from realized gains                           --                --         (.83)       (1.28)
Tax return of capital                                       --                --         (.01)          --
----------------------------------------------------------------------------------------------------------
Total distributions                                         --                --         (.84)       (1.28)
----------------------------------------------------------------------------------------------------------
Net asset value, end of period                           $4.30             $3.39        $4.80        $6.62
----------------------------------------------------------------------------------------------------------
TOTAL RETURN                                            26.84%           (29.38%)     (14.72%)      10.22%
----------------------------------------------------------------------------------------------------------
RATIOS TO AVERAGE NET ASSETS(b)
Gross expenses prior to expense
 waiver/reimbursement                                    1.73%(c)          1.76%        1.63%        1.68%(c)
----------------------------------------------------------------------------------------------------------
Net expenses after expense
 waiver/reimbursement(d)                                 1.62%(c)          1.45%        1.26%        1.53%(c)
----------------------------------------------------------------------------------------------------------
Net investment income (loss)                             (.55%)(c)          .08%         .69%        (.17%)(c)
----------------------------------------------------------------------------------------------------------
SUPPLEMENTAL DATA
Net assets, end of period (in millions)                    $--               $--          $--          $--
----------------------------------------------------------------------------------------------------------
Portfolio turnover rate                                    37%              120%          45%          58%
----------------------------------------------------------------------------------------------------------



See accompanying Notes to Financial Highlights.



--------------------------------------------------------------------------------
         RIVERSOURCE PARTNERS SMALL CAP VALUE FUND -- 2009 SEMIANNUAL REPORT  29

FINANCIAL HIGHLIGHTS (continued) -----------------------------------------------


                                                   SIX MONTHS ENDED                         YEAR ENDED MAY 31,
CLASS R4                                             NOV. 30, 2009       --------------------------------------------------------
PER SHARE DATA                                        (UNAUDITED)          2009         2008        2007        2006        2005
Net asset value, beginning of period                     $3.41             $4.81        $6.62       $6.71       $6.66       $6.65
---------------------------------------------------------------------------------------------------------------------------------
INCOME FROM INVESTMENT OPERATIONS:
Net investment income (loss)                              (.01)              .01          .05         .01         .01        (.01)
Net gains (losses) (both realized and
 unrealized)                                               .93             (1.41)       (1.02)       1.18        1.08         .85
---------------------------------------------------------------------------------------------------------------------------------
Total from investment operations                           .92             (1.40)        (.97)       1.19        1.09         .84
---------------------------------------------------------------------------------------------------------------------------------
LESS DISTRIBUTIONS:
Distributions from realized gains                           --                --         (.83)      (1.28)      (1.04)       (.83)
Tax return of capital                                       --                --         (.01)         --          --          --
---------------------------------------------------------------------------------------------------------------------------------
Total distributions                                         --                --         (.84)      (1.28)      (1.04)       (.83)
---------------------------------------------------------------------------------------------------------------------------------
Net asset value, end of period                           $4.33             $3.41        $4.81       $6.62       $6.71       $6.66
---------------------------------------------------------------------------------------------------------------------------------
TOTAL RETURN                                            26.98%           (29.11%)     (14.56%)     19.95%      17.52%      12.42%
---------------------------------------------------------------------------------------------------------------------------------
RATIOS TO AVERAGE NET ASSETS(b)
Gross expenses prior to expense
 waiver/reimbursement                                    1.48%(c)          1.42%        1.35%       1.39%       1.30%       1.34%
---------------------------------------------------------------------------------------------------------------------------------
Net expenses after expense
 waiver/reimbursement(d)                                 1.37%(c)          1.01%         .99%       1.25%       1.30%       1.34%
---------------------------------------------------------------------------------------------------------------------------------
Net investment income (loss)                             (.29%)(c)          .39%         .94%        .10%        .09%       (.07%)
---------------------------------------------------------------------------------------------------------------------------------
SUPPLEMENTAL DATA
Net assets, end of period (in millions)                    $--               $--          $--         $--         $--         $--
---------------------------------------------------------------------------------------------------------------------------------
Portfolio turnover rate                                    37%              120%          45%         58%         77%         70%
---------------------------------------------------------------------------------------------------------------------------------



See accompanying Notes to Financial Highlights.



--------------------------------------------------------------------------------
30  RIVERSOURCE PARTNERS SMALL CAP VALUE FUND -- 2009 SEMIANNUAL REPORT

--------------------------------------------------------------------------------


                                                   SIX MONTHS ENDED              YEAR ENDED MAY 31,
CLASS R5                                             NOV. 30, 2009       ---------------------------------
PER SHARE DATA                                        (UNAUDITED)          2009         2008       2007(e)
Net asset value, beginning of period                     $3.42             $4.82        $6.63        $7.30
-------------------------------------------------------------------------------------------------------------------
INCOME FROM INVESTMENT OPERATIONS:
Net investment income (loss)                               .00(a)            .02          .06          .02
Net gains (losses) (both realized and
 unrealized)                                               .92             (1.42)       (1.03)         .59
-------------------------------------------------------------------------------------------------------------------
Total from investment operations                           .92             (1.40)        (.97)         .61
-------------------------------------------------------------------------------------------------------------------
LESS DISTRIBUTIONS:
Distributions from realized gains                           --                --         (.83)       (1.28)
Tax return of capital                                       --                --         (.01)          --
-------------------------------------------------------------------------------------------------------------------
Total distributions                                         --                --         (.84)       (1.28)
-------------------------------------------------------------------------------------------------------------------
Net asset value, end of period                           $4.34             $3.42        $4.82        $6.63
-------------------------------------------------------------------------------------------------------------------
TOTAL RETURN                                            26.90%           (29.05%)     (14.54%)      10.39%
-------------------------------------------------------------------------------------------------------------------
RATIOS TO AVERAGE NET ASSETS(b)
Gross expenses prior to expense
 waiver/reimbursement                                    1.23%(c)          1.18%        1.08%      1.15%(c)
-------------------------------------------------------------------------------------------------------------------
Net expenses after expense
 waiver/reimbursement(d)                                 1.12%(c)           .96%         .99%      1.03%(c)
-------------------------------------------------------------------------------------------------------------------
Net investment income (loss)                             (.05%)(c)          .45%        1.16%       .33%(c)
-------------------------------------------------------------------------------------------------------------------
SUPPLEMENTAL DATA
Net assets, end of period (in millions)                     $9                $7           $9          $--
-------------------------------------------------------------------------------------------------------------------
Portfolio turnover rate                                    37%              120%          45%          58%
-------------------------------------------------------------------------------------------------------------------


NOTES TO FINANCIAL HIGHLIGHTS
(a) Rounds to zero.
(b) Expense ratio includes the impact of a performance incentive adjustment, if any. In addition to the fees and expenses which the Fund bears directly, the Fund indirectly bears a pro rata share of the fees and expenses of the acquired funds in which it invests. Such indirect expenses are not included in the reported expense ratios.
(c) Annualized.
(d) The Investment Manager and its affiliates have agreed to waive/reimburse certain fees and expenses (excluding fees and expenses of acquired funds), before giving effect to any performance incentive adjustment.
(e) For the period from Dec. 11, 2006 (when shares became publicly available) to May 31, 2007.

The accompanying Notes to Financial Statements are an integral part of this statement.


--------------------------------------------------------------------------------
         RIVERSOURCE PARTNERS SMALL CAP VALUE FUND -- 2009 SEMIANNUAL REPORT  31

NOTES TO FINANCIAL STATEMENTS --------------------------------------------------
(UNAUDITED AS OF NOV. 30, 2009)

1. ORGANIZATION

RiverSource Partners Small Cap Value Fund (the Fund) is a series of RiverSource Managers Series, Inc. and is registered under the Investment Company Act of 1940, as amended (the 1940 Act) as a diversified, open-end management investment company. RiverSource Managers Series, Inc. has 10 billion authorized shares of capital stock that can be allocated among the separate series as designated by the Fund's Board of Directors (the Board). The Fund invests primarily in small cap companies with market capitalization, at the time of investment, of up to $2.5 billion or that fall within the range of the Russell 2000 Value Index.

The Fund offers Class A, Class B, Class C, Class I, Class R2, Class R3, Class R4 and Class R5 shares.

- Class A shares are offered with a front-end sales charge, which may be waived under certain circumstances.

- Class B shares may be subject to a contingent deferred sales charge (CDSC) and automatically convert to Class A shares one month after the completion of the eighth year of ownership if originally purchased in a RiverSource fund on or after May 21, 2005 or originally purchased in a Seligman fund on or after June 13, 2009. Class B shares originally purchased in a RiverSource fund prior to May 21, 2005 will convert to Class A shares in the ninth calendar year of ownership. Class B shares originally purchased in a Seligman fund prior to June 13, 2009 will convert to Class A shares in the month prior to the ninth year of ownership.

-  Class C shares may be subject to a CDSC.

- Class I, Class R2, Class R3, Class R4 and Class R5 shares are offered without a front-end sales charge or CDSC to qualifying institutional investors.

At Nov. 30, 2009, RiverSource Investments, LLC (RiverSource Investments or the Investment Manager) and affiliated funds-of-funds in the RiverSource Family of Funds owned 100% of Class I shares.

All classes of shares have identical voting, dividend and liquidation rights. Class specific expenses (e.g., distribution and service fees, transfer agency fees, plan administration services fees) differ among classes. Income, expenses (other than class specific expenses) and realized and unrealized gains or losses on investments are allocated to each class of shares based upon its relative net assets.


--------------------------------------------------------------------------------
32  RIVERSOURCE PARTNERS SMALL CAP VALUE FUND -- 2009 SEMIANNUAL REPORT

--------------------------------------------------------------------------------



2. SUMMARY OF SIGNIFICANT ACCOUNTING POLICIES

ADOPTION OF NEW ACCOUNTING STANDARD
In June 2009, the Financial Accounting Standards Board (FASB) established the FASB Accounting Standards Codification(TM )(Codification) as the single source of authoritative accounting principles recognized by the FASB in the preparation of financial statements in conformity with U.S. generally accepted accounting principles (GAAP). The Codification supersedes existing non-grandfathered, non-SEC accounting and reporting standards. The Codification did not change GAAP but rather organized it into a hierarchy where all guidance within the Codification carries an equal level of authority. The Codification became effective for financial statements issued for interim and annual periods ending after Sept. 15, 2009. The Codification did not have a material effect on the Fund's financial statements.

USE OF ESTIMATES
Preparing financial statements that conform to U.S. generally accepted accounting principles requires management to make estimates (e.g., on assets, liabilities and contingent assets and liabilities) that could differ from actual results.

VALUATION OF SECURITIES
All securities are valued at the close of business of the New York Stock Exchange (NYSE). Securities traded on national securities exchanges or included in national market systems are valued at the last quoted sales price. Debt securities are generally traded in the over-the-counter market and are valued by an independent pricing service using an evaluated bid. When market quotes are not readily available, the pricing service, in determining fair values of debt securities, takes into consideration such factors as current quotations by broker/dealers, coupon, maturity, quality, type of issue, trading characteristics, and other yield and risk factors it deems relevant in determining valuations. Foreign securities are valued based on quotations from the principal market in which such securities are normally traded. The procedures adopted by the Board generally contemplate the use of fair valuation in the event that price quotations or valuations are not readily available, price quotations or valuations from other sources are not reflective of market value and thus deemed unreliable, or a significant event has occurred in relation to a security or class of securities (such as foreign securities) that is not reflected in price quotations or valuations from other sources. A fair value price is a good faith estimate of the value of a security at a given point in time.

Many securities markets and exchanges outside the U.S. close prior to the close of the NYSE and therefore the closing prices for securities in such markets or on such exchanges may not fully reflect events that occur after such close but before

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         RIVERSOURCE PARTNERS SMALL CAP VALUE FUND -- 2009 SEMIANNUAL REPORT  33

NOTES TO FINANCIAL STATEMENTS (continued) --------------------------------------



the close of the NYSE, including significant movements in the U.S. market after foreign exchanges have closed. Accordingly, in those situations, Ameriprise Financial, Inc. (Ameriprise Financial), parent company of the Investment Manager, as administrator to the Fund, will fair value foreign securities pursuant to procedures adopted by the Board, including utilizing a third party pricing service to determine these fair values. These procedures take into account multiple factors, including movements in the U.S. securities markets, to determine a good faith estimate that reasonably reflects the current market conditions as of the close of the NYSE.

Short-term securities maturing in more than 60 days from the valuation date are valued at the market price or approximate market value based on current interest rates. Typically, those maturing in 60 days or less that originally had maturities of more than 60 days at acquisition date are valued at amortized cost using the market value on the 61st day before maturity. Short-term securities maturing in 60 days or less at acquisition date are valued at amortized cost. Amortized cost is an approximation of market value. Investments in money market funds are valued at net asset value.

FOREIGN CURRENCY TRANSLATIONS
Securities and other assets and liabilities denominated in foreign currencies are translated daily into U.S. dollars. Foreign currency amounts related to the purchase or sale of securities and income and expenses are translated at the exchange rate on the transaction date. The effect of changes in foreign exchange rates on realized and unrealized security gains or losses is reflected as a component of such gains or losses. In the Statement of Operations, net realized gains or losses from foreign currency transactions, if any, may arise from sales of foreign currency, closed forward contracts, exchange gains or losses realized between the trade date and settlement date on securities transactions, and other translation gains or losses on dividends, interest income and foreign withholding taxes.

GUARANTEES AND INDEMNIFICATIONS
Under the Fund's organizational documents, its officers and directors are indemnified against certain liabilities arising out of the performance of their duties to the Fund. In addition, certain of the Fund's contracts with its service providers contain general indemnification clauses. The Fund's maximum exposure under these arrangements is unknown since the amount of any future claims that may be made against the Fund cannot be determined and the Fund has no historical basis for predicting the likelihood of any such claims.


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34  RIVERSOURCE PARTNERS SMALL CAP VALUE FUND -- 2009 SEMIANNUAL REPORT

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FEDERAL TAXES
The Fund's policy is to comply with Subchapter M of the Internal Revenue Code that applies to regulated investment companies and to distribute substantially all of its taxable income (which includes net short-term capital gains) to shareholders. No provision for income or excise taxes is thus required.

Management of the Fund has concluded that there are no significant uncertain tax positions that would require recognition in the financial statements. Generally, the tax authorities can examine all the tax returns filed for the last three years.

DIVIDENDS TO SHAREHOLDERS
An annual dividend from net investment income, declared and paid at the end of the calendar year, when available, is reinvested in additional shares of the Fund at net asset value or payable in cash. Capital gains, when available, are distributed along with the income dividend.

OTHER
Security transactions are accounted for on the date securities are purchased or sold. Dividend income is recognized on the ex-dividend date and interest income, including amortization of premium, market discount and original issue discount using the effective interest method, is accrued daily.

3. EXPENSES AND SALES CHARGES

INVESTMENT MANAGEMENT SERVICES FEES
Under an Investment Management Services Agreement, the Investment Manager determines which securities will be purchased, held or sold. The management fee is an annual fee that is equal to a percentage of the Fund's average daily net assets that declines from 0.97% to 0.87% as the Fund's net assets increase. The fee may be adjusted upward or downward by a performance incentive adjustment determined monthly by measuring the percentage difference over a rolling 12-month period between the annualized performance of one Class A share of the Fund and the annualized performance of the Lipper Small-Cap Value Funds Index. In certain circumstances, the Board may approve a change in the index. The maximum adjustment is 0.12% per year. If the performance difference is less than 0.50%, the adjustment will be zero. The adjustment increased the management fee by $150,069 for the six months ended Nov. 30, 2009. The management fee for the six months ended Nov. 30, 2009 was 1.05% of the Fund's average daily net assets, including the adjustment under the terms of the performance incentive arrangement.


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         RIVERSOURCE PARTNERS SMALL CAP VALUE FUND -- 2009 SEMIANNUAL REPORT  35

NOTES TO FINANCIAL STATEMENTS (continued) --------------------------------------


SUBADVISORY AGREEMENTS
The Investment Manager has Subadvisory Agreements with Barrow, Hanley, Mewhinney & Strauss, Inc., Donald Smith & Co., Inc., Metropolitan West Capital Management, LLC and Federated MDTA, LLC each of which subadvises a portion of the assets of the Fund. New investments in the Fund, net of any redemptions, are allocated in accordance with the Investment Manager's determination of the allocation that is in the best interests of the shareholders. Each subadviser's proportionate share of investments in the Fund will vary due to market fluctuations. The Investment Manager contracts with and compensates each subadviser to manage the investment of the Fund's assets.

ADMINISTRATIVE SERVICES FEES
Under an Administrative Services Agreement, the Fund pays Ameriprise Financial an annual fee for administration and accounting services equal to a percentage of the Fund's average daily net assets that declines from 0.08% to 0.05% as the Fund's net assets increase. The fee for the six months ended Nov. 30, 2009 was 0.08% of the Fund's average daily net assets.

OTHER FEES
Other expenses are for, among other things, certain expenses of the Fund or the Board including: Fund boardroom and office expense, employee compensation, employee health and retirement benefits, and certain other expenses. Payment of these Fund and Board expenses is facilitated by a company providing limited administrative services to the Fund and the Board. For the six months ended Nov. 30, 2009, other expenses paid to this company were $803.

COMPENSATION OF BOARD MEMBERS
Under a Deferred Compensation Plan (the Plan), the board members who are not "interested persons" of the Fund under the 1940 Act may defer receipt of their compensation. Deferred amounts are treated as though equivalent dollar amounts had been invested in shares of the Fund or other funds in the RiverSource Family of Funds. The Fund's liability for these amounts is adjusted for market value changes and remains in the funds until distributed in accordance with the Plan.

TRANSFER AGENCY FEES
Under a Transfer Agency Agreement, RiverSource Service Corporation (the Transfer Agent) maintains Fund shareholder accounts and records and provides Fund shareholder services. The Fund pays the Transfer Agent an annual account-based fee at a rate equal to $19.50 for Class A, $20.50 for Class B and $20.00 for Class C for this service. The Transfer Agent also charges an annual fee of $3 per account serviced directly by the Fund or its designated agent for Class A, Class B and Class C shares. The Fund also pays the Transfer Agent an annual asset-based fee at a rate of 0.05% of the Fund's average daily net assets

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36  RIVERSOURCE PARTNERS SMALL CAP VALUE FUND -- 2009 SEMIANNUAL REPORT

--------------------------------------------------------------------------------



attributable to Class R2, Class R3, Class R4 and Class R5 shares. The Transfer Agent charges an annual fee of $5 per inactive account, charged on a pro rata basis for the 12 month period from the date the account becomes inactive. These fees are included in the transfer agency fees in the Statement of Operations.

PLAN ADMINISTRATION SERVICES FEES
Under a Plan Administration Services Agreement with the Transfer Agent, the Fund pays an annual fee at a rate of 0.25% of the Fund's average daily net assets attributable to Class R2, Class R3 and Class R4 shares for the provision of various administrative, recordkeeping, communication and educational services.

DISTRIBUTION FEES
The Fund has an agreement with RiverSource Fund Distributors, Inc. (the Distributor) for distribution and shareholder services. Under a Plan and Agreement of Distribution pursuant to Rule 12b-1, the Fund pays a fee at an annual rate of up to 0.25% of the Fund's average daily net assets attributable to Class A and Class R3 shares, a fee at an annual rate of up to 0.50% of the Fund's average daily net assets attributable to Class R2 shares and a fee at an annual rate of up to 1.00% of the Fund's average daily net assets attributable to Class B and Class C shares. For Class B and Class C shares, of the 1.00% fee, up to 0.75% is reimbursed for distribution expenses.

The amount of distribution expenses incurred by the Distributor and not yet reimbursed (unreimbursed expense) was approximately $2,012,000 and $91,000 for Class B and Class C shares, respectively. These amounts are based on the most recent information available as of Oct. 31, 2009, and may be recovered from future payments under the distribution plan or CDSC. To the extent the unreimbursed expense has been fully recovered, the distribution fee is reduced.

SALES CHARGES
Sales charges, including front-end and CDSCs, received by the Distributor for distributing Fund shares were $119,954 for Class A, $12,023 for Class B and $328 for Class C for the six months ended Nov. 30, 2009.

EXPENSES WAIVED/REIMBURSED BY THE INVESTMENT MANAGER AND ITS AFFILIATES
For the six months ended Nov. 30, 2009, the Investment Manager and its affiliates waived/reimbursed certain fees and expenses such that net expenses

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         RIVERSOURCE PARTNERS SMALL CAP VALUE FUND -- 2009 SEMIANNUAL REPORT  37

NOTES TO FINANCIAL STATEMENTS (continued) --------------------------------------


(excluding fees and expenses of acquired funds*), including the adjustment under the terms of a performance incentive arrangement, were as follows:

Class A.............................................  1.52%
Class B.............................................  2.29
Class C.............................................  2.28
Class I.............................................  1.07
Class R2............................................  1.86
Class R3............................................  1.62
Class R4............................................  1.37
Class R5............................................  1.12


The waived/reimbursed fees and expenses for the transfer agency fees at the class level were as follows:

Class A..........................................  $209,732
Class B..........................................    56,778
Class C..........................................     6,116


The management fees waived/reimbursed at the Fund level were $206,644.

The Investment Manager and its affiliates have contractually agreed to waive certain fees and expenses until July 31, 2010, unless sooner terminated at the discretion of the Board, such that net expenses (excluding fees and expenses of acquired funds*), before giving effect to any performance incentive adjustment, will not exceed the following percentage of the class' average daily net assets:

Class A.............................................  1.43%
Class B.............................................  2.21
Class C.............................................  2.19
Class I.............................................  0.98
Class R2............................................  1.78
Class R3............................................  1.53
Class R4............................................  1.28
Class R5............................................  1.03


* In addition to the fees and expenses which the Fund bears directly, the Fund indirectly bears a pro rata share of the fees and expenses of the funds in which it invests (also referred to as "acquired funds"), including affiliated and nonaffiliated pooled investment vehicles (including mutual funds and exchange traded funds). Because the acquired funds have varied expense and fee levels and the Fund may own different proportions of underlying funds at different times, the amount of fees and expenses incurred indirectly by the Fund will vary.

4. SECURITIES TRANSACTIONS

Cost of purchases and proceeds from sales of securities (other than short-term obligations) aggregated $112,612,574 and $152,220,843, respectively, for the six


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38  RIVERSOURCE PARTNERS SMALL CAP VALUE FUND -- 2009 SEMIANNUAL REPORT

--------------------------------------------------------------------------------




months ended Nov. 30, 2009. Realized gains and losses are determined on an identified cost basis.

5. CAPITAL SHARE TRANSACTIONS

Transactions in shares of capital stock for the periods indicated are as follows:

                                      SIX MONTHS ENDED    YEAR ENDED
                                        NOV. 30, 2009   MAY 31, 2009*
---------------------------------------------------------------------
CLASS A
Sold                                      5,172,423        6,087,312
Converted from Class B**                  2,358,753        1,920,321
Redeemed                                 (7,590,092)     (27,169,235)
---------------------------------------------------------------------
Net increase (decrease)                     (58,916)     (19,161,602)
---------------------------------------------------------------------

CLASS B
Sold                                        422,623        1,083,362
Converted to Class A**                   (2,539,167)      (2,048,342)
Redeemed                                 (2,228,442)      (8,282,827)
---------------------------------------------------------------------
Net increase (decrease)                  (4,344,986)      (9,247,807)
---------------------------------------------------------------------

CLASS C
Sold                                        104,962          219,354
Redeemed                                   (222,455)        (710,095)
---------------------------------------------------------------------
Net increase (decrease)                    (117,493)        (490,741)
---------------------------------------------------------------------

CLASS I
Sold                                        293,857        8,990,188
Redeemed                                 (3,083,351)        (450,035)
---------------------------------------------------------------------
Net increase (decrease)                  (2,789,494)       8,540,153
---------------------------------------------------------------------

CLASS R2
Sold                                         27,775           68,954
Redeemed                                     (4,310)         (16,115)
---------------------------------------------------------------------
Net increase (decrease)                      23,465           52,839
---------------------------------------------------------------------

CLASS R3
Sold                                         12,523            7,428
Redeemed                                       (437)            (657)
---------------------------------------------------------------------
Net increase (decrease)                      12,086            6,771
---------------------------------------------------------------------

CLASS R4
Sold                                          3,058            3,797
Redeemed                                     (5,320)         (10,469)
---------------------------------------------------------------------
Net increase (decrease)                      (2,262)          (6,672)

---------------------------------------------------------------------


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         RIVERSOURCE PARTNERS SMALL CAP VALUE FUND -- 2009 SEMIANNUAL REPORT  39

NOTES TO FINANCIAL STATEMENTS (continued) --------------------------------------


                                      SIX MONTHS ENDED    YEAR ENDED
                                        NOV. 30, 2009   MAY 31, 2009*
---------------------------------------------------------------------
CLASS R5
Sold                                        279,676          569,588
Redeemed                                   (193,651)        (404,947)
---------------------------------------------------------------------
Net increase (decrease)                      86,025          164,641
---------------------------------------------------------------------


 *Certain line items from prior year have been renamed to conform to the current year presentation.
**Automatic conversion of Class B shares to Class A shares based on the original purchase date.

6. LENDING OF PORTFOLIO SECURITIES

The Fund has entered into a Master Securities Lending Agreement (the Agreement) with JPMorgan Chase Bank, National Association (JPMorgan). The Agreement authorizes JPMorgan as lending agent to lend securities to authorized borrowers in order to generate additional income on behalf of the Fund. Pursuant to the Agreement, the securities loaned are secured by cash or U.S. government securities equal to at least 100% of the market value of the loaned securities. Any additional collateral required to maintain those levels due to market fluctuations of the loaned securities is delivered the following business day. Cash collateral received is invested by the lending agent on behalf of the Fund into authorized investments pursuant to the Agreement. The investments made with the cash collateral are listed in the Portfolio of Investments. The values of such investments and any uninvested cash collateral balance are disclosed in the Statement of Assets and Liabilities along with the related obligation to return the collateral upon the return of the securities loaned. At Nov. 30, 2009, securities valued at $102,035,832 were on loan, secured by cash collateral of $104,842,495 invested in short-term securities or in cash equivalents.

Risks of delay in recovery of securities or even loss of rights in the securities may occur should the borrower of the securities fail financially. Risks may also arise to the extent that the value of the securities loaned increases above the value of the collateral received. JPMorgan will indemnify the Fund from losses resulting from a borrower's failure to return a loaned security when due. Such indemnification does not extend to losses associated with declines in the value of cash collateral investments. Loans are subject to termination by the Fund or the borrower at any time, and are, therefore, not considered to be illiquid investments.

Pursuant to the Agreement, the Fund receives income for lending its securities either in the form of fees or by earning interest on invested cash collateral, net of negotiated rebates paid to borrowers and fees paid to the lending agent for

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40  RIVERSOURCE PARTNERS SMALL CAP VALUE FUND -- 2009 SEMIANNUAL REPORT

--------------------------------------------------------------------------------




services provided and any other securities lending expenses. Net income of $144,683 earned from securities lending for the six months ended Nov. 30, 2009 is included in the Statement of Operations. The Fund also continues to earn interest and dividends on the securities loaned.

7. AFFILIATED MONEY MARKET FUND

The Fund may invest its daily cash balance in RiverSource Short-Term Cash Fund, a money market fund established for the exclusive use of the funds in the RiverSource Family of Funds and other institutional clients of RiverSource Investments. The cost of the Fund's purchases and proceeds from sales of shares of RiverSource Short-Term Cash Fund aggregated $66,618,049 and $51,042,893, respectively, for the six months ended Nov. 30, 2009. The income distributions received with respect to the Fund's investment in RiverSource Short-Term Cash Fund can be found in the Statement of Operations and the Fund's invested balance in RiverSource Short-Term Cash Fund at Nov. 30, 2009, can be found in the Portfolio of Investments.

8. BANK BORROWINGS

The Fund has entered into a revolving credit facility with a syndicate of banks led by JPMorgan Chase Bank, N.A. (the Administrative Agent), whereby the Fund may borrow for the temporary funding of shareholder redemptions or for other temporary or emergency purposes. The credit facility became effective on Oct. 15, 2009, replacing a prior credit facility. The credit facility agreement, which is a collective agreement between the Fund and certain other funds in the RiverSource Family of Funds, severally and not jointly, permits collective borrowings up to $300 million. The borrowers shall have the right, upon written notice to the Administrative Agent to request an increase of up to $200 million in the aggregate amount of the credit facility from new or existing lenders, provided that the aggregate amount of the credit facility shall at no time exceed $500 million. Participation in such increase by any existing lender shall be at such lender's sole discretion. Interest is charged to each Fund based on its borrowings at a rate equal to the sum of the federal funds rate plus (A) 1.25% per annum plus (B) if one-month LIBOR exceeds the federal funds rate, the amount of such excess. Each borrowing under the credit facility matures no later than 60 days after the date of borrowing. The Fund also pays a commitment fee equal to its pro rata share of the amount of the credit facility at a rate of 0.10% per annum, in addition to an upfront fee equal to its pro rata share of 0.04% of the amount of the credit facility. Prior to Oct. 15, 2009, the credit facility agreement, which was a collective agreement between the Fund and certain other funds in the RiverSource Family of Funds, severally and not jointly, permitted

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         RIVERSOURCE PARTNERS SMALL CAP VALUE FUND -- 2009 SEMIANNUAL REPORT  41

NOTES TO FINANCIAL STATEMENTS (continued) --------------------------------------



collective borrowings up to $475 million. Interest was charged to each Fund based on its borrowings at a rate equal to the federal funds rate plus 0.75%. The Fund also paid a commitment fee equal to its pro rata share of the amount of the credit facility at a rate of 0.06% per annum, in addition to an upfront fee equal to its pro rata share of 0.02% of the amount of the credit facility. The Fund had no borrowings during the six months ended Nov. 30, 2009.

9. FEDERAL TAX INFORMATION

Net investment income (loss) and net realized gains (losses) may differ for financial statement and tax purposes primarily because of passive foreign investment company (PFIC) holdings, re-characterization of real estate investment trust (REIT) distributions, post-October losses and losses deferred due to wash sales. The character of distributions made during the year from net investment income or net realized gains may differ from their ultimate characterization for federal income tax purposes. Also, due to the timing of dividend distributions, the fiscal year in which amounts are distributed may differ from the year that the income or realized gains (losses) were recorded by the Fund.

For federal income tax purposes, the Fund had a capital loss carry-over of $20,926,946 at May 31, 2009, that if not offset by capital gains will expire in 2017.

Because the measurement periods for a regulated investment company's income are different for excise tax purposes versus income tax purposes, special rules are in place to protect the amount of earnings and profits needed to support excise tax distributions. As a result, the Fund is permitted to treat net capital losses realized between Nov. 1, 2008 and its fiscal year end (post-October loss) as occurring on the first day of the following tax year. At May 31, 2009, the Fund had a post-October loss of $72,959,762 that is treated for income tax purposes as occurring on June 1, 2009.

It is unlikely the Board will authorize a distribution of any net realized capital gains until the available capital loss carry-over has been offset or expires.

10. SUBSEQUENT EVENTS

Management has evaluated Fund related events and transactions that occurred during the period from the date of the Statement of Assets and Liabilities through Jan. 20, 2010, the date of issuance of the Fund's financial statements. There were no events or transactions that occurred during the period that materially impacted the amounts or disclosures in the Fund's financial statements.


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42  RIVERSOURCE PARTNERS SMALL CAP VALUE FUND -- 2009 SEMIANNUAL REPORT

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11. INFORMATION REGARDING PENDING AND SETTLED LEGAL PROCEEDINGS

In June 2004, an action captioned John E. Gallus et al. v. American Express Financial Corp. and American Express Financial Advisors Inc. was filed in the United States District Court for the District of Arizona. The plaintiffs allege that they are investors in several American Express Company (now known as RiverSource) mutual funds and they purport to bring the action derivatively on behalf of those funds under the Investment Company Act of 1940. The plaintiffs allege that fees allegedly paid to the defendants by the funds for investment advisory and administrative services are excessive. The plaintiffs seek remedies including restitution and rescission of investment advisory and distribution agreements. The plaintiffs voluntarily agreed to transfer this case to the United States District Court for the District of Minnesota (the District Court). In response to defendants' motion to dismiss the complaint, the District Court dismissed one of plaintiffs' four claims and granted plaintiffs limited discovery. Defendants moved for summary judgment in April 2007. Summary judgment was granted in the defendants' favor on July 9, 2007. The plaintiffs filed a notice of appeal with the Eighth Circuit Court of Appeals (the Eighth Circuit) on August 8, 2007. On April 8, 2009, the Eighth Circuit reversed summary judgment and remanded to the District Court for further proceedings. On August 6, 2009, defendants filed a writ of certiorari with the U.S. Supreme Court, asking the U.S. Supreme Court to stay the District Court proceedings while the U.S. Supreme Court considers and rules in a case captioned Jones v. Harris Associates, which involves issues of law similar to those presented in the Gallus case.

In December 2005, without admitting or denying the allegations, American Express Financial Corporation (AEFC, which is now known as Ameriprise Financial, Inc. (Ameriprise Financial)), entered into settlement agreements with the Securities and Exchange Commission (SEC) and Minnesota Department of Commerce (MDOC) related to market timing activities. As a result, AEFC was censured and ordered to cease and desist from committing or causing any violations of certain provisions of the Investment Advisers Act of 1940, the Investment Company Act of 1940, and various Minnesota laws. AEFC agreed to pay disgorgement of $10 million and civil money penalties of $7 million. AEFC also agreed to retain an independent distribution consultant to assist in developing a plan for distribution of all disgorgement and civil penalties ordered by the SEC in accordance with various undertakings detailed at http://www.sec.gov/litigation/admin/ia-2451.pdf. Ameriprise Financial and its affiliates have cooperated with the SEC and the MDOC in these legal

--------------------------------------------------------------------------------
         RIVERSOURCE PARTNERS SMALL CAP VALUE FUND -- 2009 SEMIANNUAL REPORT  43

NOTES TO FINANCIAL STATEMENTS (continued) --------------------------------------



proceedings, and have made regular reports to the RiverSource Funds' Boards of Directors/Trustees.

On November 7, 2008, RiverSource Investments, LLC, a subsidiary of Ameriprise Financial, Inc., acquired J. & W. Seligman & Co. Incorporated (Seligman). In late 2003, Seligman conducted an extensive internal review concerning mutual fund trading practices. Seligman's review, which covered the period 2001-2003, noted one arrangement that permitted frequent trading in certain open-end registered investment companies managed by Seligman (the Seligman Funds); this arrangement was in the process of being closed down by Seligman before September 2003. Seligman identified three other arrangements that permitted frequent trading, all of which had been terminated by September 2002. In January 2004, Seligman, on a voluntary basis, publicly disclosed these four arrangements to its clients and to shareholders of the Seligman Funds. Seligman also provided information concerning mutual fund trading practices to the SEC and the Office of the Attorney General of the State of New York (NYAG).

In September 2006, the NYAG commenced a civil action in New York State Supreme Court against Seligman, Seligman Advisors, Inc. (now known as RiverSource Fund Distributors, Inc.), Seligman Data Corp. and Brian T. Zino (collectively, the Seligman Parties), alleging, in substance, that the Seligman Parties permitted various persons to engage in frequent trading and, as a result, the prospectus disclosure used by the registered investment companies then managed by Seligman was and had been misleading. The NYAG included other related claims and also claimed that the fees charged by Seligman to the Seligman Funds were excessive. On March 13, 2009, without admitting or denying any violations of law or wrongdoing, the Seligman Parties entered into a stipulation of settlement with the NYAG and settled the claims made by the NYAG. Under the terms of the settlement, Seligman paid $11.3 million to four Seligman Funds. This settlement resolved all outstanding matters between the Seligman Parties and the NYAG. In addition to the foregoing matter, the New York staff of the SEC indicated in September 2005 that it was considering recommending to the Commissioners of the SEC the instituting of a formal action against Seligman and Seligman Advisors, Inc. relating to frequent trading in the Seligman Funds. Seligman responded to the staff in October 2005 that it believed that any action would be both inappropriate and unnecessary, especially in light of the fact that Seligman had previously resolved the underlying issue with the Independent Directors of the Seligman Funds and made recompense to the affected Seligman Funds. There have been no further developments with the SEC on this matter.


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44  RIVERSOURCE PARTNERS SMALL CAP VALUE FUND -- 2009 SEMIANNUAL REPORT

--------------------------------------------------------------------------------



Ameriprise Financial and certain of its affiliates have historically been involved in a number of legal, arbitration and regulatory proceedings, including routine litigation, class actions, and governmental actions, concerning matters arising in connection with the conduct of their business activities. Ameriprise Financial believes that the Funds are not currently the subject of, and that neither Ameriprise Financial nor any of its affiliates are the subject of, any pending legal, arbitration or regulatory proceedings that are likely to have a material adverse effect on the Funds or the ability of Ameriprise Financial or its affiliates to perform under their contracts with the Funds. Ameriprise Financial is required to make 10-Q, 10-K and, as necessary, 8-K filings with the Securities and Exchange Commission on legal and regulatory matters that relate to Ameriprise Financial and its affiliates. Copies of these filings may be obtained by accessing the SEC website at www.sec.gov.

There can be no assurance that these matters, or the adverse publicity associated with them, will not result in increased fund redemptions, reduced sale of fund shares or other adverse consequences to the Funds. Further, although we believe proceedings are not likely to have a material adverse effect on the Funds or the ability of Ameriprise Financial or its affiliates to perform under their contracts with the Funds, these proceedings are subject to uncertainties and, as such, we are unable to estimate the possible loss or range of loss that may result. An adverse outcome in one or more of these proceedings could result in adverse judgments, settlements, fines, penalties or other relief that could have a material adverse effect on the consolidated financial condition or results of operations of Ameriprise Financial.


--------------------------------------------------------------------------------
         RIVERSOURCE PARTNERS SMALL CAP VALUE FUND -- 2009 SEMIANNUAL REPORT  45

PROXY VOTING -------------------------------------------------------------------

The policy of the Board is to vote the proxies of the companies in which the Fund holds investments consistent with the procedures as stated in the Statement of Additional Information (SAI). You may obtain a copy of the SAI without charge by calling the RiverSource Family of Funds at 1(800) 221-2450; contacting your financial intermediary; visiting riversource.com/funds; or searching the website of the Securities and Exchange Commission (SEC) at http://www.sec.gov. Information regarding how the Fund voted proxies relating to portfolio securities is filed with the SEC by August 31 for the most recent 12-month period ending June 30 of that year, and is available without charge by visiting riversource.com/funds; or searching the website of the SEC at www.sec.gov.


--------------------------------------------------------------------------------
46  RIVERSOURCE PARTNERS SMALL CAP VALUE FUND -- 2009 SEMIANNUAL REPORT

RIVERSOURCE PARTNERS SMALL CAP VALUE FUND
734 Ameriprise Financial Center
Minneapolis, MN 55474

RIVERSOURCE.COM/FUNDS


                                This report must be accompanied or preceded by the Fund's
                                current prospectus. RiverSource(R) mutual funds are
                                distributed by RiverSource Fund Distributors, Inc., Member
                                FINRA, and managed by RiverSource Investments, LLC.
                                RiverSource is part of Ameriprise Financial, Inc.
(RIVERSOURCE INVESTMENTS LOGO)  (C)2010 RiverSource Investments, LLC.                              S-6250 K (1/10)

Item 2.  Code of Ethics. Not applicable for semi-annual reports.

Item 3. Audit Committee Financial Expert. Not applicable for semi-annual reports.

Item 4. Principal Accountant Fees and Services. Not applicable for semi-annual reports.

Item 5.  Audit Committee of Listed Registrants. Not applicable.

Item 6.  Investments.

(a)  The complete schedule of investments is included in Item 1 of this Form
     N-CSR.

(b)  Not applicable.

Item 7. Disclosure of Proxy Voting Policies and Procedures for Closed-End Management Investment Companies. Not applicable.

Item 8. Portfolio Managers of Closed-End Management Investment Companies. Not applicable.

Item 9. Purchase of Equity Securities by Closed-End Management Investment Company and Affiliated Purchasers. Not applicable.

Item 10. Submission of matters to a vote of security holders. Not applicable.

Item 11. Controls and Procedures.

(a) Based upon their evaluation of the registrant's disclosure controls and procedures as conducted within 90 days of the filing date of this Form N-CSR, the registrant's Principal Financial Officer and Principal Executive Officer have concluded that those disclosure controls and procedures provide reasonable assurance that the material information required to be disclosed by the registrant on this report is recorded, processed, summarized and reported within the time periods specified in the Securities and Exchange Commission's rules and forms.

(b) There were no changes in the registrant's internal controls over financial reporting that occurred during the registrant's last fiscal half-year (the registrant's second fiscal half-year in the case of an annual report) that has materially affected, or is reasonably likely to materially affect, the registrant's internal control over financial reporting.

Item 12. Exhibits.

(a)(1) Not applicable for semi-annual reports.

(a)(2) Separate certification for the Registrant's principal executive officer and principal financial officer, as required by Section 302 of the Sarbanes-Oxley Act of 2002 and Rule 30a-2(a) under the Investment Company Act of 1940, are attached as EX.99.CERT.

(a)(3) Not applicable.

(b) A certification by the Registrant's principal executive officer and principal financial officer, pursuant to Section 906 of the Sarbanes-Oxley Act of 2002 and Rule 30a-2(b) under the Investment Company Act of 1940, is attached as EX.99.906 CERT.

                                   SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the Registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

(Registrant) RiverSource Managers Series, Inc.


By /s/ Patrick T. Bannigan
   ---------------------------------
   Patrick T. Bannigan
   President and Principal Executive
   Officer

Date February 3, 2010

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the Registrant and in the capacities and on the dates indicated.


By /s/ Patrick T. Bannigan
   ---------------------------------
   Patrick T. Bannigan
   President and Principal Executive
   Officer

Date February 3, 2010


By /s/ Jeffrey P. Fox
   ---------------------------------
   Jeffrey P. Fox
   Treasurer and Principal Financial
   Officer

Date February 3, 2010